    As filed with the Securities and Exchange Commission on October 30, 2001
                   Registration File Nos. 33-69138/811-4420

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                        ---------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 17
                                    FORM S-6
                        ---------------------------------
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                        ---------------------------------
                             WRL SERIES LIFE ACCOUNT
                              (Exact Name of Trust)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
          (Complete Address of Depositor's Principal Executive Offices)

                              John K. Carter, Esq.
                        Vice President and Senior Counsel
                   Western Reserve Life Assurance Co. of Ohio
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                (Name and Complete Address of Agent for Service)

                                   Copies to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415
                        ---------------------------------

Title of Securities being registered: Units of interest in the separate account under flexible payment deferred variable life policies.

It is proposed that this filing will become effective (check appropriate space):

         immediately upon filing pursuant to paragraph (b) of Rule 485
-------

   X     on  November 1, 2001 , pursuant to paragraph (b) of Rule 485
------      ------------------

         60 days after filing pursuant to paragraph (a) of Rule 485
-------

         on               , pursuant to paragraph (a) of Rule 485
-------     --------------

                      SUPPLEMENT DATED NOVEMBER 1, 2001 TO
                  PROSPECTUS DATED MAY 1, 2001 AS SUPPLEMENTED
               JULY 23, 2001, AUGUST 24, 2001 AND OCTOBER 5, 2001

                         WRL FREEDOM WEALTH PROTECTOR(R)
                                 Issued through
                           WRL Series Life Account by
                   Western Reserve Life Assurance Co. of Ohio

The following information replaces the information on page 8 of the Prospectus under the heading "Charges and Deductions - Mortality and Expense Risk Charge":

Deducted daily from each subaccount at an annual rate of 0.90% of your average daily net assets of each subaccount. For Policies issued after July 1, 2001, we intend to reduce this amount to 0.30% after the 15th Policy year, but we do not guarantee that we will do so. This reduction also applies to all Associate Policies issued to date.

The following paragraph is added to page 42 after the bulleted items under the heading "Mortality and Expense Risk Charge":

     The annual rate is equal to 0.90% of the average daily net assets of each subaccount. For Policies issued after July 1, 2001, we intend to reduce this amount to 0.30% after the 15th Policy year, but we do not guarantee that we will do so. This reduction also applies to all Associate Policies issued to date.

The following is added after the first sentence in the fourth paragraph on page 92 of the Prospectus under the heading "Appendix A - Illustrations":

This charge is equivalent to an annual charge of 0.90% of the average net assets of the subaccounts during the first 15 Policy years (we intend to reduce this charge to 0.30% after the first 15 Policy years. However, we do not guarantee that we will do so). The following illustrations use 0.30% after the 15th Policy year; (2) ....

The following information replaces the similar information on pages 94-95 of the Prospectus under the heading "Appendix A - Illustrations":

                   Western Reserve Life Assurance Co. of Ohio
                        Male and Female Both Issue Age 55
   $16,000 Annual Premium for Preferred Non-Smoker, Ultimate Select Rate Class
                           $1,000,000 Specified Amount
                         Option A - Level Death Benefit
         This illustration is based on CURRENT Cost of Insurance Rates

---------------------------------------------------------------------------------------------------------------------------
                                                                         DEATH BENEFIT
                                                  Assuming Hypothetical Gross and Net Annual Rate of Return of
---------------------------------------------------------------------------------------------------------------------------
End of Policy           Premium               0% (Gross)                   6% (Gross)                  12% (Gross)
      Year           Accumulated at     -1.82% (Net) Years 1-15      4.18% (Net) Years 1-15      10.18% (Net) Years 1-15
                      5% Per Year       -1.22% (Net) Years 16+        4.78% (Net) Years 16+       10.78% (Net) Years 16+
---------------------------------------------------------------------------------------------------------------------------
        1                16,800                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        2                34,440                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        3                52,962                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        4                72,410                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        5                92,831                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        6               114,272                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        7               136,786                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        8               160,425                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        9               185,246                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        10              211,309                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        15              362,520                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        20              555,508                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        25              801,815                1,000,000                    1,000,000                   1,720,150
---------------------------------------------------------------------------------------------------------------------------
        30            1,116,173                1,000,000                    1,000,000                   2,969,751
---------------------------------------------------------------------------------------------------------------------------
        35            1,517,381                1,000,000                    1,206,693                   5,028,840
---------------------------------------------------------------------------------------------------------------------------
        40            2,029,435                1,000,000                    1,545,751                   8,121,033
---------------------------------------------------------------------------------------------------------------------------
        45            2,682,963                    *                        2,022,489                  13,521,949
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                    NET SURRENDER VALUE
                                Assuming Hypothetical Gross and Net Annual Rate of Return of
---------------------------------------------------------------------------------------------------------
End of Policy              0% (Gross)                   6% (Gross)                  12% (Gross)
      Year            -1.82% (Net) Years 1-15      4.18% (Net) Years 1-15      10.18% (Net) Years 1-15
                       -1.22% (Net) Years 16+       4.78% (Net) Years 16+       10.78% (Net) Years 16+
---------------------------------------------------------------------------------------------------------
        1                       4,945                        5,828                       6,712
---------------------------------------------------------------------------------------------------------
        2                      17,445                       20,097                      22,855
---------------------------------------------------------------------------------------------------------
        3                      30,214                       35,534                      41,290
---------------------------------------------------------------------------------------------------------
        4                      42,591                       51,493                      61,517
---------------------------------------------------------------------------------------------------------
        5                      54,578                       67,996                      83,718
---------------------------------------------------------------------------------------------------------
        6                      66,158                       85,040                     108,075
---------------------------------------------------------------------------------------------------------
        7                      77,310                      102,622                     134,786
---------------------------------------------------------------------------------------------------------
        8                      87,999                      120,729                     164,061
---------------------------------------------------------------------------------------------------------
        9                      98,183                      139,336                     196,127
---------------------------------------------------------------------------------------------------------
        10                    107,806                      158,412                     231,234
---------------------------------------------------------------------------------------------------------
        15                    173,364                      288,381                     493,279
---------------------------------------------------------------------------------------------------------
        20                    219,421                      436,756                     920,007
---------------------------------------------------------------------------------------------------------
        25                    249,723                      619,172                   1,638,238
---------------------------------------------------------------------------------------------------------
        30                    249,891                      847,808                   2,828,335
---------------------------------------------------------------------------------------------------------
        35                    197,201                    1,149,231                   4,789,371
---------------------------------------------------------------------------------------------------------
        40                     48,574                    1,530,447                   8,040,626
---------------------------------------------------------------------------------------------------------
        45                       *                       2,022,489                  13,521,949
---------------------------------------------------------------------------------------------------------

* In the absence of an additional payment, the Policy would lapse.


---------------------------------------------------------------------------------------------------------
                                                      CASH VALUE
                                Assuming Hypothetical Gross and Net Annual Rate of Return of
---------------------------------------------------------------------------------------------------------
End of Policy                0% (Gross)                   6% (Gross)                 12% (Gross)
    Year              -1.82% (Net) Years 1-15       4.18% (Net) Years 1-15     10.18% (Net) Years 1-15
                       -1.22% (Net) Years 16+       4.78% (Net) Years 16+       10.78% (Net) Years 16+
---------------------------------------------------------------------------------------------------------
        1                      14,185                       15,068                      15,952
---------------------------------------------------------------------------------------------------------
        2                      28,005                       30,657                      33,415
---------------------------------------------------------------------------------------------------------
        3                      41,446                       46,766                      52,522
---------------------------------------------------------------------------------------------------------
        4                      54,495                       63,398                      73,421
---------------------------------------------------------------------------------------------------------
        5                      67,154                       80,572                      96,294
------------------- -------------------------------------------------------------------------------------
        6                      79,406                       98,288                     121,323
---------------------------------------------------------------------------------------------------------
        7                      91,230                      116,543                     148,706
---------------------------------------------------------------------------------------------------------
        8                     102,591                      135,322                     178,653
---------------------------------------------------------------------------------------------------------
        9                     113,447                      154,601                     211,391
---------------------------------------------------------------------------------------------------------
        10                    123,743                      174,348                     247,170
---------------------------------------------------------------------------------------------------------
        15                    173,364                      288,381                     493,279
---------------------------------------------------------------------------------------------------------
        20                    219,421                      436,756                     920,007
---------------------------------------------------------------------------------------------------------
        25                    249,723                      619,172                   1,638,238
---------------------------------------------------------------------------------------------------------
        30                    249,891                      847,808                   2,828,335
---------------------------------------------------------------------------------------------------------
        35                    197,201                    1,149,231                   4,789,371
---------------------------------------------------------------------------------------------------------
        40                     48,574                    1,530,447                   8,040,626
---------------------------------------------------------------------------------------------------------
        45                       *                       2,022,489                  13,521,949
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                Internal Rate of Return on Cash Value Assuming Hypothetical
                                           Gross and Net Annual Rate of Return of
---------------------------------------------------------------------------------------------------------
End of Policy               0% (Gross)                   6% (Gross)                 12% (Gross)
      Year            -1.82% (Net) Years 1-15       4.18% (Net) Years 1-15     10.18% (Net) Years 1-15
                       -1.22% (Net) Years 16+       4.78% (Net) Years 16+       10.78% (Net) Years 16+
---------------------------------------------------------------------------------------------------------
        1                     -11.34%                      -5.82%                      -0.30%
---------------------------------------------------------------------------------------------------------
        2                      -8.75%                      -2.82%                       2.92%
---------------------------------------------------------------------------------------------------------
        3                      -7.16%                      -1.30%                       4.57%
---------------------------------------------------------------------------------------------------------
        4                      -6.33%                      -0.38%                       5.57%
---------------------------------------------------------------------------------------------------------
        5                      -5.78%                       0.24%                       6.24%
---------------------------------------------------------------------------------------------------------
        6                      -5.40%                       0.67%                       6.73%
---------------------------------------------------------------------------------------------------------
        7                      -5.13%                       0.99%                       7.09%
---------------------------------------------------------------------------------------------------------
        8                      -4.94%                       1.23%                       7.37%
---------------------------------------------------------------------------------------------------------
        9                      -4.81%                       1.42%                       7.60%
---------------------------------------------------------------------------------------------------------
        10                     -4.73%                       1.56%                       7.78%
---------------------------------------------------------------------------------------------------------
        15                     -4.19%                       2.26%                       8.57%
---------------------------------------------------------------------------------------------------------
        20                     -3.75%                       2.88%                       9.25%
---------------------------------------------------------------------------------------------------------
        25                     -3.85%                       3.21%                       9.65%
---------------------------------------------------------------------------------------------------------
        30                     -4.64%                       3.45%                       9.88%
---------------------------------------------------------------------------------------------------------
        35                     -6.94%                       3.69%                      10.02%
---------------------------------------------------------------------------------------------------------
        40                    -24.78%                       3.87%                      10.11%
---------------------------------------------------------------------------------------------------------
        45                       *                          4.02%                      10.20%
---------------------------------------------------------------------------------------------------------

* In the absence of an additional payment, the Policy would lapse.

---------------------------------------------------------------------------------------------------------
                            Internal Rate of Return on Net Surrender Value Assuming Hypothetical
                                           Gross and Net Annual Rate of Return of
---------------------------------------------------------------------------------------------------------
   End of Policy             0% (Gross)                  6% (Gross)                  12% (Gross
       Year            -1.82% (Net) Years 1-15      4.18% (Net) Years 1-15      10.18% (Net) Years 1-15
                       -1.22% (Net) Years 16+       4.78% (Net) Years 16+       10.78% (Net) Years 16+
---------------------------------------------------------------------------------------------------------
        1                     -69.09%                      -63.57%                     -58.05%
---------------------------------------------------------------------------------------------------------
        2                     -34.23%                      -27.28%                     -20.45%
---------------------------------------------------------------------------------------------------------
        3                     -21.42%                      -14.30%                      -7.34%
---------------------------------------------------------------------------------------------------------
        4                     -15.64%                       -8.51%                      -1.58%
---------------------------------------------------------------------------------------------------------
        5                     -12.49%                       -5.37%                       1.52%
---------------------------------------------------------------------------------------------------------
        6                     -10.55%                       -3.45%                       3.40%
---------------------------------------------------------------------------------------------------------
        7                      -9.28%                       -2.19%                       4.63%
---------------------------------------------------------------------------------------------------------
        8                      -8.40%                       -1.30%                       5.49%
---------------------------------------------------------------------------------------------------------
        9                      -7.78%                       -0.66%                       6.12%
---------------------------------------------------------------------------------------------------------
        10                     -7.33%                       -0.18%                       6.60%
---------------------------------------------------------------------------------------------------------
        15                     -4.19%                        2.26%                       8.57%
---------------------------------------------------------------------------------------------------------
        20                     -3.75%                        2.88%                       9.25%
---------------------------------------------------------------------------------------------------------
        25                     -3.85%                        3.21%                       9.65%
---------------------------------------------------------------------------------------------------------
        30                     -4.64%                        3.45%                       9.88%
---------------------------------------------------------------------------------------------------------
        35                     -6.94%                        3.69%                      10.02%
---------------------------------------------------------------------------------------------------------
        40                    -24.78%                        3.87%                      10.11%
---------------------------------------------------------------------------------------------------------
        45                       *                           4.02%                      10.20%
---------------------------------------------------------------------------------------------------------


------------------- -------------------------------------------------------------------------------------
                               Internal Rate of Return on Death Benefit Assuming Hypothetical
                                           Gross and Net Annual Rate of Return of
---------------------------------------------------------------------------------------------------------
   End of Policy           0% (Gross)                   6% (Gross)                 12% (Gross)
       Year            -1.82% (Net) Years 1-15      4.18% (Net) Years 1-15      10.18% (Net) Years 1-15
                       -1.22% (Net) Years 16+       4.78% (Net) Years 16+       10.78% (Net) Years 16+
---------------------------------------------------------------------------------------------------------
        1                   6,150.00%                    6,150.00%                    6,150.00%
---------------------------------------------------------------------------------------------------------
        2                     642.15%                      642.15%                      642.15%
---------------------------------------------------------------------------------------------------------
        3                     258.47%                      258.47%                      258.47%
---------------------------------------------------------------------------------------------------------
        4                     148.92%                      148.92%                      148.92%
---------------------------------------------------------------------------------------------------------
        5                     100.39%                      100.39%                      100.39%
---------------------------------------------------------------------------------------------------------
        6                      73.77%                       73.77%                       73.77%
---------------------------------------------------------------------------------------------------------
        7                      57.22%                       57.22%                       57.22%
---------------------------------------------------------------------------------------------------------
        8                      46.06%                       46.06%                       46.06%
---------------------------------------------------------------------------------------------------------
        9                      38.07%                       38.07%                       38.07%
---------------------------------------------------------------------------------------------------------
        10                     32.11%                       32.11%                       32.11%
---------------------------------------------------------------------------------------------------------
        15                     16.46%                       16.46%                       16.46%
---------------------------------------------------------------------------------------------------------
        20                      9.93%                        9.93%                        9.93%
---------------------------------------------------------------------------------------------------------
        25                      6.48%                        6.48%                        9.96%
---------------------------------------------------------------------------------------------------------
        30                      4.39%                        4.39%                       10.13%
---------------------------------------------------------------------------------------------------------
        35                      3.02%                        3.93%                       10.22%
---------------------------------------------------------------------------------------------------------
        40                      2.06%                        3.91%                       10.15%
---------------------------------------------------------------------------------------------------------
        45                       *                           4.02%                       10.20%
---------------------------------------------------------------------------------------------------------

* In the absence of an additional payment, the Policy would lapse.

                   Western Reserve Life Assurance Co. of Ohio
                        Male and Female Both Issue Age 55
   $16,000 Annual Premium for Preferred Non-Smoker, Ultimate Select Rate Class
                           $1,000,000 Specified Amount
                         Option A - Level Death Benefit
        This illustration is based on GUARANTEED Cost of Insurance Rates

---------------------------------------------------------------------------------------------------------------------------
                                                                         DEATH BENEFIT
                                                 Assuming Hypothetical Gross and Net Annual Investment Return of
---------------------------------------------------------------------------------------------------------------------------
  End of Policy         Premium               0% (Gross)                   6% (Gross)                  12% (Gross)
       Year          Accumulated at     -1.82% (Net) Years 1-15      4.18% (Net) Years 1-15      10.18% (Net) Years 1-15
                      5% Per Year       -1.22% (Net) Years 16+        4.78% (Net) Years 16+       10.78% (Net) Years 16+
---------------------------------------------------------------------------------------------------------------------------
        1                16,800                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        2                34,440                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        3                52,962                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        4                72,410                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        5                92,831                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        6               114,272                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        7               136,786                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        8               160,425                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        9               185,246                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        10              211,309                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        15              362,520                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        20              555,508                1,000,000                    1,000,000                   1,000,000
---------------------------------------------------------------------------------------------------------------------------
        25              801,815                1,000,000                    1,000,000                   1,652,962
---------------------------------------------------------------------------------------------------------------------------
        30            1,116,173                    *                        1,000,000                   2,819,487
---------------------------------------------------------------------------------------------------------------------------
        35            1,517,381                    *                        1,000,000                   4,654,309
---------------------------------------------------------------------------------------------------------------------------
        40            2,029,435                    *                            *                       7,340,309
---------------------------------------------------------------------------------------------------------------------------
        45            2,682,963                    *                            *                      12,232,266
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                    NET SURRENDER VALUE
                                Assuming Hypothetical Gross and Net Annual Rate of Return of
---------------------------------------------------------------------------------------------------------
   End of Policy            0% (Gross)                   6% (Gross)                 12% (Gross)
       Year           -1.82% (Net) Years 1-15      4.18% (Net) Years 1-15       10.18% (Net) Years 1-15
                       -1.22% (Net) Years 16+       4.78% (Net) Years 16+       10.78% (Net) Years 16+
---------------------------------------------------------------------------------------------------------
        1                       4,945                        5,828                         6,712
---------------------------------------------------------------------------------------------------------
        2                      17,445                       20,097                        22,855
---------------------------------------------------------------------------------------------------------
        3                      30,214                       35,534                        41,290
---------------------------------------------------------------------------------------------------------
        4                      42,588                       51,491                        61,514
---------------------------------------------------------------------------------------------------------
        5                      54,547                       67,964                        83,686
---------------------------------------------------------------------------------------------------------
        6                      66,065                       84,943                       107,975
---------------------------------------------------------------------------------------------------------
        7                      77,108                      102,411                       134,564
---------------------------------------------------------------------------------------------------------
        8                      87,630                      120,337                       163,647
---------------------------------------------------------------------------------------------------------
        9                      97,564                      138,675                       195,425
---------------------------------------------------------------------------------------------------------
        10                    106,834                      157,364                       230,120
---------------------------------------------------------------------------------------------------------
        15                    164,408                      279,022                       484,156
---------------------------------------------------------------------------------------------------------
        20                    175,139                      392,788                       887,699
---------------------------------------------------------------------------------------------------------
        25                    100,847                      483,737                     1,574,249
---------------------------------------------------------------------------------------------------------
        30                       *                         506,044                     2,685,225
---------------------------------------------------------------------------------------------------------
        35                       *                         294,552                     4,432,676
---------------------------------------------------------------------------------------------------------
        40                       *                            *                        7,267,633
---------------------------------------------------------------------------------------------------------
        45                       *                            *                       12,232,266
---------------------------------------------------------------------------------------------------------

* In the absence of an additional payment, the Policy would lapse.

---------------------------------------------------------------------------------------------------------
                                                         CASH VALUE
                                Assuming Hypothetical Gross and Net Annual Rate of Return of
---------------------------------------------------------------------------------------------------------
   End of Policy           0% (Gross)                   6% (Gross)                 12% (Gross)
       Year           -1.82% (Net) Years 1-15       4.18% (Net) Years 1-15     10.18% (Net) Years 1-15
                       -1.22% (Net) Years 16+       4.78% (Net) Years 16+       10.78% (Net) Years 16+
---------------------------------------------------------------------------------------------------------
        1                      14,185                       15,068                        15,952
---------------------------------------------------------------------------------------------------------
        2                      28,005                       30,657                        33,415
---------------------------------------------------------------------------------------------------------
        3                      41,446                       46,766                        52,522
---------------------------------------------------------------------------------------------------------
        4                      54,492                       63,395                        73,418
---------------------------------------------------------------------------------------------------------
        5                      67,123                       80,540                        96,262
---------------------------------------------------------------------------------------------------------
        6                      79,313                       98,191                       121,223
---------------------------------------------------------------------------------------------------------
        7                      91,028                      116,331                       148,485
---------------------------------------------------------------------------------------------------------
        8                     102,222                      134,929                       178,239
---------------------------------------------------------------------------------------------------------
        9                     112,828                      153,939                       210,690
---------------------------------------------------------------------------------------------------------
        10                    122,770                      173,301                       246,056
---------------------------------------------------------------------------------------------------------
        15                    164,408                      279,022                       484,156
---------------------------------------------------------------------------------------------------------
        20                    175,139                      392,788                       887,699
---------------------------------------------------------------------------------------------------------
        25                    100,847                      483,737                     1,574,249
---------------------------------------------------------------------------------------------------------
        30                       *                         506,044                     2,685,225
---------------------------------------------------------------------------------------------------------
        35                       *                         294,552                     4,432,676
---------------------------------------------------------------------------------------------------------
        40                       *                            *                        7,267,633
---------------------------------------------------------------------------------------------------------
        45                       *                            *                       12,232,266
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                Internal Rate of Return on Cash Value Assuming Hypothetical
                                           Gross and Net Annual Rate of Return of
---------------------------------------------------------------------------------------------------------
   End of Policy            0% (Gross)                   6% (Gross)                 12% (Gross)
       Year           -1.82% (Net) Years 1-15       4.18% (Net) Years 1-15     10.18% (Net) Years 1-15
                       -1.22% (Net) Years 16+       4.78% (Net) Years 16+       10.78% (Net) Years 16+
---------------------------------------------------------------------------------------------------------
        1                     -11.34%                      -5.82%                        -0.30%
---------------------------------------------------------------------------------------------------------
        2                      -8.75%                      -2.82%                         2.92%
---------------------------------------------------------------------------------------------------------
        3                      -7.16%                      -1.30%                         4.57%
---------------------------------------------------------------------------------------------------------
        4                      -6.33%                      -0.38%                         5.57%
---------------------------------------------------------------------------------------------------------
        5                      -5.79%                       0.22%                         6.23%
---------------------------------------------------------------------------------------------------------
        6                      -5.43%                       0.65%                         6.71%
---------------------------------------------------------------------------------------------------------
        7                      -5.19%                       0.95%                         7.06%
---------------------------------------------------------------------------------------------------------
        8                      -5.02%                       1.17%                         7.32%
---------------------------------------------------------------------------------------------------------
        9                      -4.92%                       1.33%                         7.53%
---------------------------------------------------------------------------------------------------------
        10                     -4.88%                       1.45%                         7.70%
---------------------------------------------------------------------------------------------------------
        15                     -4.90%                       1.86%                         8.36%
---------------------------------------------------------------------------------------------------------
        20                     -6.18%                       1.91%                         8.96%
---------------------------------------------------------------------------------------------------------
        25                    -13.36%                       1.43%                         9.40%
---------------------------------------------------------------------------------------------------------
        30                       *                          0.34%                         9.62%
---------------------------------------------------------------------------------------------------------
        35                       *                         -3.94%                         9.69%
---------------------------------------------------------------------------------------------------------
        40                       *                            *                           9.75%
---------------------------------------------------------------------------------------------------------
        45                       *                            *                           9.90%
---------------------------------------------------------------------------------------------------------

* In the absence of an additional payment, the Policy would lapse.

---------------------------------------------------------------------------------------------------------
                            Internal Rate of Return on Net Surrender Value Assuming Hypothetical
                                           Gross and Net Annual Rate of Return of
---------------------------------------------------------------------------------------------------------
End of Policy               0% (Gross)                   6% (Gross)                 12% (Gross)
      Year             -1.82% (Net) Years 1-15      4.18% (Net) Years 1-15     10.18% (Net) Years 1-15
                       -1.22% (Net) Years 16+       4.78% (Net) Years 16+       10.78% (Net) Years 16+
---------------------------------------------------------------------------------------------------------
        1                     -69.09%                      -63.57%                    -58.05%
---------------------------------------------------------------------------------------------------------
        2                     -34.23%                      -27.28%                    -20.45%
---------------------------------------------------------------------------------------------------------
        3                     -21.42%                      -14.30%                     -7.34%
---------------------------------------------------------------------------------------------------------
        4                     -15.64%                       -8.51%                     -1.58%
---------------------------------------------------------------------------------------------------------
        5                     -12.50%                       -5.39%                      1.51%
---------------------------------------------------------------------------------------------------------
        6                     -10.59%                       -3.49%                      3.37%
---------------------------------------------------------------------------------------------------------
        7                      -9.35%                       -2.24%                      4.59%
---------------------------------------------------------------------------------------------------------
        8                      -8.50%                       -1.37%                      5.44%
---------------------------------------------------------------------------------------------------------
        9                      -7.91%                       -0.75%                      6.05%
---------------------------------------------------------------------------------------------------------
        10                     -7.50%                       -0.30%                      6.51%
---------------------------------------------------------------------------------------------------------
        15                     -4.90%                        1.86%                      8.36%
---------------------------------------------------------------------------------------------------------
        20                     -6.18%                        1.91%                      8.96%
---------------------------------------------------------------------------------------------------------
        25                    -13.36%                        1.43%                      9.40%
---------------------------------------------------------------------------------------------------------
        30                       *                           0.34%                      9.62%
---------------------------------------------------------------------------------------------------------
        35                       *                          -3.94%                      9.56%
---------------------------------------------------------------------------------------------------------
        40                       *                            *                         9.75%
---------------------------------------------------------------------------------------------------------
        45                       *                            *                         9.90%
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                               Internal Rate of Return on Death Benefit Assuming Hypothetical
                                           Gross and Net Annual Rate of Return of
---------------------------------------------------------------------------------------------------------
 End of Policy               0% (Gross)                   6% (Gross)                 12% (Gross)
      Year            -1.82% (Net) Years 1-15       4.18% (Net) Years 1-15     10.18% (Net) Years 1-15
                       -1.22% (Net) Years 16+       4.78% (Net) Years 16+       10.78% (Net) Years 16+
---------------------------------------------------------------------------------------------------------
        1                    6,150.00%                    6,150.00%                   6,150.00%
---------------------------------------------------------------------------------------------------------
        2                      642.15%                      642.15%                     642.15%
---------------------------------------------------------------------------------------------------------
        3                      258.47%                      258.47%                     258.47%
---------------------------------------------------------------------------------------------------------
        4                      148.92%                      148.92%                     148.92%
---------------------------------------------------------------------------------------------------------
        5                      100.39%                      100.39%                     100.39%
---------------------------------------------------------------------------------------------------------
        6                       73.77%                       73.77%                      73.77%
---------------------------------------------------------------------------------------------------------
        7                       57.22%                       57.22%                      57.22%
---------------------------------------------------------------------------------------------------------
        8                       46.06%                       46.06%                      46.06%
---------------------------------------------------------------------------------------------------------
        9                       38.07%                       38.07%                      38.07%
---------------------------------------------------------------------------------------------------------
        10                      32.11%                       32.11%                      32.11%
---------------------------------------------------------------------------------------------------------
        15                      16.46%                       16.46%                      16.46%
---------------------------------------------------------------------------------------------------------
        20                       9.93%                        9.93%                       9.90%
---------------------------------------------------------------------------------------------------------
        25                       6.48%                        6.48%                       9.71%
---------------------------------------------------------------------------------------------------------
        30                         *                          4.39%                       9.87%
---------------------------------------------------------------------------------------------------------
        35                         *                          3.02%                       9.90%
---------------------------------------------------------------------------------------------------------
        40                         *                            *                         9.79%
---------------------------------------------------------------------------------------------------------
        45                         *                            *                         9.90%
---------------------------------------------------------------------------------------------------------

* In the absence of an additional payment, the Policy would lapse.

WRL Series Life Account

Statements of Assets and Liabilities

At June 30, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                                                                       WRL
                                                      WRL         WRL         WRL         WRL          LKCM
                                                  J.P. Morgan    AEGON       Janus       Janus      Strategic
                                                  Money Market    Bond       Growth      Global    Total Return
                                                   Subaccount  Subaccount  Subaccount  Subaccount   Subaccount

Assets:

  Investment in securities:

    Number of shares.............................      47,279        2,889      20,648      17,135       6,611
                                                  ===========  =========== =========== =========== ===========

    Cost......................................... $    47,279  $    33,023 $ 1,000,258 $   421,248 $    98,006
                                                  ===========  =========== =========== =========== ===========

  Investment, at net asset value................. $    47,279  $    33,196 $   821,186 $   355,551 $    96,583

  Dividend receivable............................         177            0           0           0           0

  Transfers receivable from depositor............           0            4          31           0           0
                                                  -----------  ----------- ----------- ----------- -----------

    Total assets.................................      47,456       33,200     821,217     355,551      96,583
                                                  -----------  ----------- ----------- ----------- -----------
Liabilities:

  Accrued expenses...............................           1            1          20           9           2

  Transfers payable to depositor.................         521            0           0          26          11
                                                  -----------  ----------- ----------- ----------- -----------

    Total liabilities............................         522            1          20          35          13
                                                  -----------  ----------- ----------- ----------- -----------
    Net assets................................... $    46,934  $    33,199 $   821,197 $   355,516 $    96,570
                                                  ===========  =========== =========== =========== ===========
Net Assets Consists of:

  Policy owners' equity.......................... $    46,934  $    33,199 $   821,197 $   355,516 $    96,570

  Depositor's equity.............................           0            0           0           0           0
                                                  -----------  ----------- ----------- ----------- -----------

    Net assets applicable to units outstanding... $    46,934  $    33,199 $   821,197 $   355,516 $    96,570
                                                  ===========  =========== =========== =========== ===========

  Policy owners' units...........................       2,501        1,336       9,569      12,975       4,544

  Depositor's units..............................           0            0           0           0           0
                                                  -----------  ----------- ----------- ----------- -----------

    Units outstanding............................       2,501        1,336       9,569      12,975       4,544
                                                  ===========  =========== =========== =========== ===========

    Accumulation unit value...................... $     18.77  $     24.84 $     85.82 $     27.40 $     21.25
                                                  ===========  =========== =========== =========== ===========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities

At June 30, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                                     WRL
                                                     Van         WRL                     WRL          WRL
                                                    Kampen      Alger        WRL      Federated   Transamerica
                                                   Emerging   Aggressive    AEGON      Growth &      Value
                                                    Growth      Growth     Balanced     Income      Balanced
                                                  Subaccount  Subaccount  Subaccount  Subaccount   Subaccount

Assets:

  Investment in securities:

    Number of shares.............................      19,905      14,935       1,686       2,803       2,946
                                                  =========== =========== =========== =========== ===========

    Cost......................................... $   734,893 $   320,469 $    21,039 $    35,863 $    40,004
                                                  =========== =========== =========== =========== ===========

  Investment, at net asset value................. $   455,229 $   258,968 $    21,763 $    41,929 $    41,015

  Dividend receivable............................           0           0           0           0           0

  Transfers receivable from depositor............           0          47           9          78           2
                                                  ----------- ----------- ----------- ----------- -----------

    Total assets.................................     455,229     259,015      21,772      42,007      41,017
                                                  ----------- ----------- ----------- ----------- -----------

Liabilities:

  Accrued expenses...............................          11           6           1           1           1

  Transfers payable to depositor.................          16           0           0           0           0
                                                  ----------- ----------- ----------- ----------- -----------

    Total liabilities............................          27           6           1           1           1
                                                  ----------- ----------- ----------- ----------- -----------

    Net assets................................... $   455,202 $   259,009 $    21,771 $    42,006 $    41,016
                                                  =========== =========== =========== =========== ===========

Net Assets Consists of:

  Policy owners' equity.......................... $   455,202 $   259,009 $    21,771 $    42,006 $    41,016

  Depositor's equity.............................           0           0           0           0           0
                                                  ----------- ----------- ----------- ----------- -----------

    Net assets applicable to units outstanding... $   455,202 $   259,009 $    21,771 $    42,006 $    41,016
                                                  =========== =========== =========== =========== ===========

  Policy owners' units...........................      10,451       9,652       1,385       1,901       2,140

  Depositor's units..............................           0           0           0           0           0
                                                  ----------- ----------- ----------- ----------- -----------

    Units outstanding............................      10,451       9,652       1,385       1,901       2,140
                                                  =========== =========== =========== =========== ===========

    Accumulation unit value...................... $     43.55 $     26.83 $     15.72 $     22.10 $     19.17
                                                  =========== =========== =========== =========== ===========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities

At June 30, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                     WRL          WRL           WRL          WRL        WRL
                                                   C.A.S.E.       NWQ      International     GE        Third
                                                    Growth    Value Equity    Equity     U.S. Equity   Avenue

Assets:

  Investment in securities:

    Number of shares.............................       2,357       2,221           940        2,205       1,851
                                                  =========== ===========   ===========  =========== ===========

    Cost......................................... $    31,971 $    30,455   $    11,098  $    33,126 $    24,879
                                                  =========== ===========   ===========  =========== ===========

  Investment, at net asset value................. $    23,194 $    32,869   $     8,550  $    31,222 $    27,297

  Dividend receivable............................           0           0             0            0           0

  Transfers receivable from depositor............           0          10             7           10          42
                                                  ----------- -----------   -----------  ----------- -----------

    Total assets.................................      23,194      32,879         8,557       31,232      27,339
                                                  ----------- -----------   -----------  ----------- -----------

Liabilities:

  Accrued expenses...............................           1           1             0            1           1

  Transfers payable to depositor.................           4           0             0            0           0
                                                  ----------- -----------   -----------  ----------- -----------

    Total liabilities............................           5           1             0            1           1
                                                  ----------- -----------   -----------  ----------- -----------

    Net assets................................... $    23,189 $    32,878   $     8,557  $    31,231 $    27,338
                                                  =========== ===========   ===========  =========== ===========

Net Assets Consists of:

  Policy owners' equity.......................... $    23,189 $    32,878   $     8,557  $    31,231 $    27,338

  Depositor's equity.............................           0           0             0            0           0
                                                  ----------- -----------   -----------  ----------- -----------

    Net assets applicable to units outstanding... $    23,189 $    32,878   $     8,557  $    31,231 $    27,338
                                                  =========== ===========   ===========  =========== ===========

  Policy owners' units...........................       1,869       1,995           786        1,876       1,795

  Depositor's units..............................           0           0             0            0           0
                                                  ----------- -----------   -----------  ----------- -----------

    Units outstanding............................       1,869       1,995           786        1,876       1,795
                                                  =========== ===========   ===========  =========== ===========

    Accumulation unit value...................... $     12.41 $     16.48   $     10.89  $     16.65 $     15.23
                                                  =========== ===========   ===========  =========== ===========



See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities

At June 30, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                      WRL        WRL                        WRL          WRL
                                                  J.P. Morgan  Goldman       WRL          T. Rowe      T. Rowe
                                                  Real Estate   Sachs       Munder         Price        Price
                                                  Securities    Growth      Net50     Dividend Growth Small Cap
                                                  Subaccount  Subaccount  Subaccount    Subaccount    Subaccount

Assets:

  Investment in securities:

    Number of shares.............................         375         216         285           191           380
                                                  =========== =========== ===========   ===========   ===========

    Cost......................................... $     3,806 $     2,369 $     3,143   $     1,880   $     4,584
                                                  =========== =========== ===========   ===========   ===========

  Investment, at net asset value................. $     4,220 $     2,145 $     3,152   $     1,880   $     4,425

  Dividend receivable............................           0           0           0             0             0

  Transfers receivable from depositor............          33           5           2             0           348
                                                  ----------- ----------- -----------   -----------   -----------

    Total assets.................................       4,253       2,150       3,154         1,880         4,773
                                                  ----------- ----------- -----------   -----------   -----------

Liabilities:

  Accrued expenses...............................           0           0           0             0             0

  Transfers payable to depositor.................           0           0           0             0             0
                                                  ----------- ----------- -----------   -----------   -----------

    Total liabilities............................           0           0           0             0             0
                                                  ----------- ----------- -----------   -----------   -----------

    Net assets................................... $     4,253 $     2,150 $     3,154   $     1,880   $     4,773
                                                  =========== =========== ===========   ===========   ===========

Net Assets Consists of:

  Policy owners' equity.......................... $     4,253 $     2,150 $     3,154   $     1,880   $     4,773

  Depositor's equity.............................           0           0           0             0             0
                                                  ----------- ----------- -----------   -----------   -----------

    Net assets applicable to units outstanding... $     4,253 $     2,150 $     3,154   $     1,880   $     4,773
                                                  =========== =========== ===========   ===========   ===========

  Policy owners' units...........................         379         225         289           195           448

  Depositor's units..............................           0           0           0             0             0
                                                  ----------- ----------- -----------   -----------   -----------

    Units outstanding............................         379         225         289           195           448
                                                  =========== =========== ===========   ===========   ===========

    Accumulation unit value...................... $     11.23 $      9.54 $     10.91   $      9.66   $     10.66
                                                  =========== =========== ===========   ===========   ===========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities

At June 30, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                                                                              WRL
                                                     WRL           WRL          WRL             WRL          Great
                                                   Salomon    Pilgrim Baxter  Dreyfus       Value Line     Companies-
                                                   All Cap    Mid Cap Growth  Mid Cap    Aggressive Growth America/SM/
                                                  Subaccount    Subaccount   Subaccount     Subaccount     Subaccount

Assets:

  Investment in securities:

    Number of shares.............................       1,717        3,082           368            130          1,239
                                                  ===========  ===========   ===========    ===========    ===========

    Cost......................................... $    22,883  $    59,653   $     4,284    $     1,310    $    12,883
                                                  ===========  ===========   ===========    ===========    ===========

  Investment, at net asset value................. $    23,509  $    35,257   $     4,289    $     1,117    $    12,325

  Dividend receivable............................           0            0             0              0              0

  Transfers receivable from depositor............          26          380             0              0             23
                                                  -----------  -----------   -----------    -----------    -----------

    Total assets.................................      23,535       35,637         4,289          1,117         12,348
                                                  -----------  -----------   -----------    -----------    -----------

Liabilities:

  Accrued expenses...............................           1            1             0              0              0

  Transfers payable to depositor.................           0            0             0              0              0
                                                  -----------  -----------   -----------    -----------    -----------

    Total liabilities............................           1            1             0              0              0
                                                  -----------  -----------   -----------    -----------    -----------

    Net assets................................... $    23,534  $    35,636   $     4,289    $     1,117    $    12,348
                                                  ===========  ===========   ===========    ===========    ===========

Net Assets Consists of:

  Policy owners' equity.......................... $    23,534  $    35,636   $     4,289    $       947    $    12,151

  Depositor's equity.............................           0            0             0            170            197
                                                  -----------  -----------   -----------    -----------    -----------

    Net assets applicable to units outstanding... $    23,534  $    35,636   $     4,289    $     1,117    $    12,348
                                                  ===========  ===========   ===========    ===========    ===========

  Policy owners' units...........................       1,788        3,476           388            112          1,234

  Depositor's units..............................           0            0             0             20             20
                                                  -----------  -----------   -----------    -----------    -----------

    Units outstanding............................       1,788        3,476           388            132          1,254
                                                  ===========  ===========   ===========    ===========    ===========

    Accumulation unit value...................... $     13.17  $     10.25   $     11.06    $      8.48    $      9.85
                                                  ===========  ===========   ===========    ===========    ===========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities

At June 30, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                       WRL          WRL         WRL         WRL
                                                      Great        Great      Gabelli       LKCM
                                                   Companies-    Companies-    Global     Capital
                                                  Technology/SM/ Global/2/     Growth      Growth
                                                   Subaccount    Subaccount  Subaccount  Subaccount

Assets:

  Investment in securities:

    Number of shares.............................          746           168         573          15
                                                   ===========   =========== =========== ===========

    Cost.........................................  $     5,359   $     1,311 $     5,177 $       139
                                                   ===========   =========== =========== ===========

  Investment, at net asset value.................  $     3,596   $     1,219 $     4,951 $       124

  Dividend receivable............................            0             0           0           0

  Transfers receivable from depositor............           17             1           3           8
                                                   -----------   ----------- ----------- -----------

    Total assets.................................        3,613         1,220       4,954         132
                                                   -----------   ----------- ----------- -----------

Liabilities:

  Accrued expenses...............................            0             0           0           0

  Transfers payable to depositor.................            0             0           0           0
                                                   -----------   ----------- ----------- -----------

    Total liabilities............................            0             0           0           0
                                                   -----------   ----------- ----------- -----------

    Net assets...................................  $     3,613   $     1,220 $     4,954 $       132
                                                   ===========   =========== =========== ===========

Net Assets Consists of:

  Policy owners' equity..........................  $     3,518   $     1,202 $     4,933 $       113

  Depositor's equity.............................           95            18          21          19
                                                   -----------   ----------- ----------- -----------

    Net assets applicable to units outstanding...  $     3,613   $     1,220 $     4,954 $       132
                                                   ===========   =========== =========== ===========

  Policy owners' units...........................          738           167         575          15

  Depositor's units..............................           20             3           3           3
                                                   -----------   ----------- ----------- -----------

    Units outstanding............................          758           170         578          18
                                                   ===========   =========== =========== ===========

    Accumulation unit value......................  $      4.77   $      7.19 $      8.58 $      7.61
                                                   ===========   =========== =========== ===========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities

At June 30, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                  Fidelity VIP III
                                                       Growth      Fidelity VIP II Fidelity VIP
                                                   Opportunities    Contrafund(R)  Equity-Income
                                                     Subaccount      Subaccount     Subaccount

Assets:

  Investment in securities:

    Number of shares.............................            68               90            103
                                                    ===========      ===========    ===========

    Cost.........................................   $     1,178      $     2,038    $     2,440
                                                    ===========      ===========    ===========
  Investment, at net asset value.................   $     1,085      $     1,854    $     2,441

  Dividend receivable............................             0                0              0

  Transfers receivable from depositor............             2                7              3
                                                    -----------      -----------    -----------

    Total assets.................................         1,087            1,861          2,444
                                                    -----------      -----------    -----------

Liabilities:

  Accrued expenses...............................             0                0              0

  Transfers payable to depositor.................             0                0              0
                                                    -----------      -----------    -----------

    Total liabilities............................             0                0              0
                                                    -----------      -----------    -----------

    Net assets...................................   $     1,087      $     1,861    $     2,444
                                                    ===========      ===========    ===========
Net Assets Consists of:

  Policy owners' equity..........................   $     1,068      $     1,840    $     2,444

  Depositor's equity.............................            19               21              0
                                                    -----------      -----------    -----------

    Net assets applicable to units outstanding...   $     1,087      $     1,861    $     2,444
                                                    ===========      ===========    ===========

  Policy owners' units...........................           138              219            226

  Depositor's units..............................             3                3              0
                                                    -----------      -----------    -----------

    Units outstanding............................           141              222            226
                                                    ===========      ===========    ===========

    Accumulation unit value......................   $      7.77      $      8.40    $     10.83
                                                    ===========      ===========    ===========




See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Operations

For the Period Ended June 30, 2001
All Amounts in Thousands
(unaudited)

                                                                                                          WRL
                                                         WRL         WRL         WRL         WRL          LKCM
                                                     J.P. Morgan    AEGON       Janus       Janus      Strategic
                                                     Money Market    Bond       Growth      Global    Total Return
                                                      Subaccount  Subaccount  Subaccount  Subaccount   Subaccount

Investment Income:

  Dividend income...................................  $    1,460  $        0  $        0  $        0   $        0

  Capital gain distributions........................           0           0           0           0            0
                                                      ----------  ----------  ----------  ----------   ----------

    Total investment income.........................       1,460           0           0           0            0

Expenses:

  Mortality and expense risk........................         264         135       3,824       1,662          426
                                                      ----------  ----------  ----------  ----------   ----------

    Net investment income (loss)....................       1,196        (135)     (3,824)     (1,662)        (426)
                                                      ----------  ----------  ----------  ----------   ----------

Realized and Unrealized Gain (Loss):

  Net realized gain (loss) on investment securities.           0         (23)     20,847       4,325          747

  Change in unrealized appreciation
   (depreciation)...................................           0         877    (176,008)    (59,747)      (2,676)
                                                      ----------  ----------  ----------  ----------   ----------

    Net gain (loss) on investment securities........           0         854    (155,161)    (55,422)      (1,929)
                                                      ----------  ----------  ----------  ----------   ----------

     Net increase (decrease) in net assets
      resulting from operations.....................  $    1,196  $      719  $ (158,985) $  (57,084)  $   (2,355)
                                                      ==========  ==========  ==========  ==========   ==========

                                                         WRL         WRL                     WRL          WRL
                                                      Van Kampen    Alger        WRL      Federated   Transamerica
                                                       Emerging   Aggressive    AEGON      Growth &      Value
                                                        Growth      Growth     Balanced     Income      Balanced
                                                      Subaccount  Subaccount  Subaccount  Subaccount   Subaccount

Investment Income:

  Dividend income...................................  $        0  $        0  $        0  $        0   $        0

  Capital gain distributions........................           0           0           0           0            0
                                                      ----------  ----------  ----------  ----------   ----------

    Total investment income.........................           0           0           0           0            0

Expenses:

  Mortality and expense risk........................       2,168       1,150          95         151          169
                                                      ----------  ----------  ----------  ----------   ----------

    Net investment income (loss)....................      (2,168)     (1,150)        (95)       (151)        (169)
                                                      ----------  ----------  ----------  ----------   ----------

Realized and Unrealized Gain (Loss):

  Net realized gain (loss) on investment securities.   (147,797)       1,232         157          77           98

  Change in unrealized appreciation
   (depreciation)...................................      13,413     (33,685)       (537)      3,661        1,935
                                                      ----------  ----------  ----------  ----------   ----------

    Net gain (loss) on investment securities........    (134,384)    (32,453)       (380)      3,738        2,033
                                                      ----------  ----------  ----------  ----------   ----------

     Net increase (decrease) in net assets
      resulting from operations.....................  $ (136,552) $  (33,603) $     (475) $    3,587   $    1,864
                                                      ==========  ==========  ==========  ==========   ==========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Operations

For the Period Ended June 30, 2001
All Amounts in Thousands
(unaudited)

                                                                                                               WRL
                                                         WRL         WRL           WRL            WRL         Third
                                                      C.A.S.E.       NWQ      International       GE          Avenue
                                                       Growth    Value Equity    Equity       U.S. Equity     Value
                                                     Subaccount   Subaccount   Subaccount     Subaccount    Subaccount

Investment Income:

  Dividend income................................... $        0   $        0   $        0     $        0    $        0

  Capital gain distributions........................          0            0            0              0             0
                                                     ----------   ----------   ----------     ----------    ----------

    Total investment income.........................          0            0            0              0             0

Expenses:

  Mortality and expense risk........................        109          136           36            135            97
                                                     ----------   ----------   ----------     ----------    ----------

    Net investment income (loss)....................       (109)        (136)         (36)          (135)          (97)
                                                     ----------   ----------   ----------     ----------    ----------

Realized and Unrealized Gain (Loss):

  Net realized gain (loss) on investment securities.       (965)          55         (255)            42           388

  Change in unrealized appreciation
   (depreciation)...................................       (389)         839         (807)        (1,775)        1,351
                                                     ----------   ----------   ----------     ----------    ----------

    Net gain (loss) on investment securities........     (1,354)         894       (1,062)        (1,733)        1,739
                                                     ----------   ----------   ----------     ----------    ----------

     Net increase (decrease) in net assets
      resulting from operations..................... $   (1,463)  $      758   $   (1,098)    $   (1,868)   $    1,642
                                                     ==========   ==========   ==========     ==========    ==========

                                                         WRL         WRL                          WRL          WRL
                                                     J.P. Morgan   Goldman         WRL          T. Rowe      T. Rowe
                                                     Real Estate    Sachs        Munder          Price        Price
                                                     Securities     Growth        Net50     Dividend Growth Small Cap
                                                     Subaccount   Subaccount   Subaccount     Subaccount    Subaccount

Investment Income:

  Dividend income................................... $        0   $        0   $        0     $        0    $        0

  Capital gain distributions........................          0            0            0              0             0
                                                     ----------   ----------   ----------     ----------    ----------

    Total investment income.........................          0            0            0              0             0

Expenses:

  Mortality and expense risk........................         14            8            9              7            14
                                                     ----------   ----------   ----------     ----------    ----------

    Net investment income (loss)....................        (14)          (8)          (9)            (7)          (14)
                                                     ----------   ----------   ----------     ----------    ----------

Realized and Unrealized Gain (Loss):

  Net realized gain (loss) on investment securities.          7          (12)         (23)            53          (275)

  Change in unrealized appreciation
   (depreciation)...................................        313         (117)          40            (90)          198
                                                     ----------   ----------   ----------     ----------    ----------

    Net gain (loss) on investment securities........        320         (129)          17            (37)          (77)
                                                     ----------   ----------   ----------     ----------    ----------

     Net increase (decrease) in net assets
      resulting from operations..................... $      306   $     (137)  $        8     $      (44)   $      (91)
                                                     ==========   ==========   ==========     ==========    ==========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Operations

For the Period Ended June 30, 2001
All Amounts in Thousands
(unaudited)

                                                                         WRL                                        WRL
                                                          WRL       Pilgrim Baxter    WRL             WRL          Great
                                                        Salomon        Mid Cap      Dreyfus       Value Line     Companies-
                                                        All Cap         Growth      Mid Cap    Aggressive Growth America/SM/
                                                      Subaccount      Subaccount   Subaccount     Subaccount     Subaccount

Investment Income:

  Dividend income...................................  $        0      $        0   $        0     $        0     $        0

  Capital gain distributions........................           0               0            0              0              0
                                                      ----------      ----------   ----------     ----------     ----------

    Total investment income.........................           0               0            0              0              0

Expenses:

  Mortality and expense risk........................          73             150           12              5             46
                                                      ----------      ----------   ----------     ----------     ----------

    Net investment income (loss)....................         (73)           (150)         (12)            (5)           (46)
                                                      ----------      ----------   ----------     ----------     ----------

Realized and Unrealized Gain (Loss):

  Net realized gain (loss) on investment securities.          15          (2,802)         (70)           (47)            26

  Change in unrealized appreciation
   (depreciation)...................................         550          (7,320)          27            (10)        (1,260)
                                                      ----------      ----------   ----------     ----------     ----------

    Net gain (loss) on investment securities........         565         (10,122)         (43)           (57)        (1,234)
                                                      ----------      ----------   ----------     ----------     ----------

     Net increase (decrease) in net assets
      resulting from operations.....................  $      492      $  (10,272)  $      (55)    $      (62)    $   (1,280)
                                                      ==========      ==========   ==========     ==========     ==========

                                                          WRL            WRL          WRL             WRL
                                                         Great          Great       Gabelli          LKCM
                                                      Companies-      Companies-     Global         Capital
                                                     Technology/SM/   Global/2/      Growth         Growth
                                                      Subaccount      Subaccount   Subaccount     Subaccount

Investment Income:

  Dividend income...................................  $        0      $        0   $        0     $        0

  Capital gain distributions........................           0               0            0              0
                                                      ----------      ----------   ----------     ----------

    Total investment income.........................           0               0            0              0

Expenses:

  Mortality and expense risk........................          16               4           13              0
                                                      ----------      ----------   ----------     ----------

    Net investment income (loss)....................         (16)             (4)         (13)             0
                                                      ----------      ----------   ----------     ----------

Realized and Unrealized Gain (Loss):

  Net realized gain (loss) on investment securities.        (934)            (37)          (5)            (8)

  Change in unrealized appreciation
   (depreciation)...................................        (458)            (77)        (194)           (15)
                                                      ----------      ----------   ----------     ----------

    Net gain (loss) on investment securities........      (1,392)           (114)        (199)           (23)
                                                      ----------      ----------   ----------     ----------

     Net increase (decrease) in net assets
      resulting from operations.....................  $   (1,408)     $     (118)  $     (212)    $      (23)
                                                      ==========      ==========   ==========     ==========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Operations

For the Period Ended June 30, 2001
All Amounts in Thousands
(unaudited)


                                                     Fidelity VIP III
                                                          Growth      Fidelity VIP II Fidelity VIP
                                                      Opportunities    Contrafund(R)  Equity-Income
                                                        Subaccount      Subaccount     Subaccount

Investment Income:

  Dividend income...................................    $        2      $        9     $       13

  Capital gain distributions........................             0              33             37
                                                        ----------      ----------     ----------

    Total investment income.........................             2              42             50

Expenses:

  Mortality and expense risk........................             3               6              7
                                                        ----------      ----------     ----------

    Net investment income (loss)....................            (1)             36             43
                                                        ----------      ----------     ----------

Realized and Unrealized Gain (Loss):

  Net realized gain (loss) on investment securities.           (41)            (26)           (43)

  Change in unrealized appreciation
   (depreciation)...................................           (23)           (137)           (12)
                                                        ----------      ----------     ----------

    Net gain (loss) on investment securities........           (64)           (163)           (55)
                                                        ----------      ----------     ----------

     Net increase (decrease) in net assets
      resulting from operations.....................    $      (65)     $     (127)    $      (12)
                                                        ==========      ==========     ==========



See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                     WRL                     WRL
                                                  J.P. Morgan                AEGON                   Janus
                                                  Money Market               Bond                   Growth
                                                   Subaccount             Subaccount              Subaccount
                                             ---------------------  ----------------------  ----------------------
                                             June 30,  December 31, June 30,   December 31, June 30,   December 31,
                                             --------  ------------ ---------  ------------ ---------  ------------
                                               2001        2000       2001         2000       2001         2000
                                             --------  ------------ ---------  ------------ ---------  ------------

Operations:

  Net investment income (loss).............. $  1,196   $    2,389  $    (135)  $    1,147  $  (3,824) $   152,896

  Net gain (loss) on investment securities..        0            0        854        1,222   (155,161)    (555,143)
                                             --------   ----------  ---------   ----------  ---------  -----------

  Net increase (decrease) in net assets
   resulting from operations................    1,196        2,389        719        2,369   (158,985)    (402,247)
                                             --------   ----------  ---------   ----------  ---------  -----------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....   (9,368)      12,540      8,695          897     78,320      168,047
                                             --------   ----------  ---------   ----------  ---------  -----------

  Less cost of units redeemed:

    Administrative charges..................    2,069        3,274      1,303        2,341     36,029       69,288

    Policy loans............................      908        1,672        323        1,361      9,789       44,968

    Surrender benefits......................    2,086        5,687        483          735     12,293       38,262

    Death benefits..........................      110           87         41           23      1,042        6,224
                                             --------   ----------  ---------   ----------  ---------  -----------

                                                5,173       10,720      2,150        4,460     59,153      158,742
                                             --------   ----------  ---------   ----------  ---------  -----------

    Increase (decrease) in net assest
     from capital unit transactions.........  (14,541)       1,820      6,545       (3,563)    19,167        9,305
                                             --------   ----------  ---------   ----------  ---------  -----------

    Net increase (decrease) in net assets...  (13,345)       4,209      7,264       (1,194)  (139,818)    (392,942)

  Depositor's equity contribution
   (net redemption).........................        0            0          0            0          0            0

Net Assets:

  Beginning of period.......................   60,279       56,070     25,935       27,129    961,015    1,353,957
                                             --------   ----------  ---------   ----------  ---------  -----------

  End of period............................. $ 46,934   $   60,279  $  33,199   $   25,935  $ 821,197  $   961,015
                                             ========   ==========  =========   ==========  =========  ===========

Unit Activity:

  Units outstanding - beginning of period...    3,278        3,206      1,072        1,232      9,366        9,293

  Units issued..............................   15,948       50,376        516          427      1,982        2,459

  Units redeemed............................  (16,725)     (50,304)      (252)        (587)    (1,779)      (2,386)
                                             --------   ----------  ---------   ----------  ---------  -----------

  Units outstanding - end of period.........    2,501        3,278      1,336        1,072      9,569        9,366
                                             ========   ==========  =========   ==========  =========  ===========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                                               WRL
                                                       WRL                    LKCM                     WRL
                                                      Janus                 Strategic              Van Kampen
                                                     Global               Total Return           Emerging Growth
                                                   Subaccount              Subaccount              Subaccount
                                             ----------------------  ----------------------  ----------------------
                                             June 30,   December 31, June 30,   December 31, June 30,   December 31,
                                             ---------  ------------ ---------  ------------ ---------  ------------
                                               2001         2000       2001         2000       2001         2000
                                             ---------  ------------ ---------  ------------ ---------  ------------

Operations:

  Net investment income (loss).............. $  (1,662)  $  98,726   $    (426)  $   7,415   $  (2,168)  $ 168,610

  Net gain (loss) on investment securities..   (55,422)   (191,334)     (1,929)    (12,297)   (134,384)   (261,688)
                                             ---------   ---------   ---------   ---------   ---------   ---------

  Net increase (decrease) in net assets
   resulting from operations................   (57,084)    (92,608)     (2,355)     (4,882)   (136,552)    (93,078)
                                             ---------   ---------   ---------   ---------   ---------   ---------
Capital Unit Transactions:

  Proceeds from units sold (transferred)....    27,940     112,253       6,799      10,776      44,119     145,357
                                             ---------   ---------   ---------   ---------   ---------   ---------

  Less cost of units redeemed:

    Administrative charges..................    16,254      31,746       4,031       7,939      19,450      35,247

    Policy loans............................     3,443      15,396         828       2,710       5,044      22,735

    Surrender benefits......................     5,531      12,985       1,424       2,844       7,618      20,687

    Death benefits..........................       221         907          57         600         455       1,538
                                             ---------   ---------   ---------   ---------   ---------   ---------

                                                25,449      61,034       6,340      14,093      32,567      80,207
                                             ---------   ---------   ---------   ---------   ---------   ---------

    Increase (decrease) in net assets
     from capital unit transactions.........     2,491      51,219         459      (3,317)     11,552      65,150
                                             ---------   ---------   ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets...   (54,593)    (41,389)     (1,896)     (8,199)   (125,000)    (27,928)

  Depositor's equity contribution
   (net redemption).........................         0           0           0           0           0           0

Net Assets:

  Beginning of period.......................   410,109     451,498      98,466     106,665     580,202     608,130
                                             ---------   ---------   ---------   ---------   ---------   ---------

  End of period............................. $ 355,516   $ 410,109   $  96,570   $  98,466   $ 455,202   $ 580,202
                                             =========   =========   =========   =========   =========   =========

Unit Activity:

  Units outstanding--beginning of period....    12,899      11,605       4,523       4,674      10,226       9,357

  Units issued..............................     1,944       4,570         638       1,327       5,048      11,606

  Units redeemed............................    (1,868)     (3,276)       (617)     (1,478)     (4,823)    (10,737)
                                             ---------   ---------   ---------   ---------   ---------   ---------

  Units outstanding--end of period..........    12,975      12,899       4,544       4,523      10,451      10,226
                                             =========   =========   =========   =========   =========   =========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                       WRL                     WRL                     WRL
                                                      Alger                   AEGON                 Federated
                                                Aggressive Growth           Balanced             Growth & Income
                                                   Subaccount              Subaccount              Subaccount
                                             ----------------------  ----------------------  ----------------------
                                             June 30,   December 31, June 30,   December 31, June 30,   December 31,
                                             ---------  ------------ ---------  ------------ ---------  ------------
                                               2001         2000       2001         2000       2001         2000
                                             ---------  ------------ ---------  ------------ ---------  ------------

Operations:

  Net investment income (loss).............. $  (1,150)  $  41,268   $     (95)  $     215   $    (151)  $   1,001

  Net gain (loss) on investment securities..   (32,453)   (168,747)       (380)        742       3,738       4,230
                                             ---------   ---------   ---------   ---------   ---------   ---------

  Net increase (decrease) in net assets
   resulting from operations................   (33,603)   (127,479)       (475)        957       3,587       5,231
                                             ---------   ---------   ---------   ---------   ---------   ---------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....    33,246     103,588       3,123       4,955      13,873       7,863
                                             ---------   ---------   ---------   ---------   ---------   ---------

  Less cost of units redeemed:

    Administrative charges..................    14,457      26,734       1,149       2,124       1,519       2,328

    Policy loans............................     2,675      12,341         260         442         222         628

    Surrender benefits......................     3,548      10,374         389         559         558         534

    Death benefits..........................       126         666          31          18          38         110
                                             ---------   ---------   ---------   ---------   ---------   ---------

                                                20,806      50,115       1,829       3,143       2,337       3,600
                                             ---------   ---------   ---------   ---------   ---------   ---------

    Increase (decrease) in net assets
     from capital unit transactions.........    12,440      53,473       1,294       1,812      11,536       4,263
                                             ---------   ---------   ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets...   (21,163)    (74,006)        819       2,769      15,123       9,494

  Depositor's equity contribution
   (net redemption).........................         0           0           0           0           0           0

Net Assets:

  Beginning of period.......................   280,172     354,178      20,952      18,183      26,883      17,389
                                             ---------   ---------   ---------   ---------   ---------   ---------

  End of period............................. $ 259,009   $ 280,172   $  21,771   $  20,952   $  42,006   $  26,883
                                             =========   =========   =========   =========   =========   =========

Unit Activity:

  Units outstanding - beginning of period...     9,215       7,928       1,303       1,186       1,349       1,117

  Units issued..............................     2,115       3,925         314         569         982         996

  Units redeemed............................    (1,678)     (2,638)       (232)       (452)       (430)       (764)
                                             ---------   ---------   ---------   ---------   ---------   ---------

  Units outstanding - end of period.........     9,652       9,215       1,385       1,303       1,901       1,349
                                             =========   =========   =========   =========   =========   =========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                    WRL                    WRL
                                                  Transamerica             C.A.S.E.                 NWQ
                                                 Value Balanced             Growth              Value Equity
                                                   Subaccount             Subaccount             Subaccount
                                             ---------------------  ---------------------  ---------------------
                                             June 30,  December 31, June 30,  December 31, June 30,  December 31,
                                             --------  ------------ --------  ------------ --------  ------------
                                               2001        2000       2001        2000       2001        2000
                                             --------  ------------ --------  ------------ --------  ------------

Operations:

  Net investment income (loss).............. $   (169)   $  2,290   $   (109)   $  4,321   $   (136)   $    412

  Net gain (loss) on investment securities..    2,033       2,493     (1,354)    (10,421)       894       2,965
                                             --------    --------   --------    --------   --------    --------

  Net increase (decrease) in net assets
   resulting from operations................    1,864       4,783     (1,463)     (6,100)       758       3,377
                                             --------    --------   --------    --------   --------    --------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....    7,633       1,235      4,537       5,488      5,165       2,652
                                             --------    --------   --------    --------   --------    --------

  Less cost of units redeemed:

    Administrative charges..................    1,645       3,204      1,444       2,868      1,256       2,467

    Policy loans............................      484         785        378         767        222         596

    Surrender benefits......................      534       1,058        383         885        440         660

    Death benefits..........................       31          75         24          33         15          96
                                             --------    --------   --------    --------   --------    --------

                                                2,694       5,122      2,229       4,553      1,933       3,819
                                             --------    --------   --------    --------   --------    --------

    Increase (decrease) in net assets
     from capital unit transactions.........    4,939      (3,887)     2,308         935      3,232      (1,167)
                                             --------    --------   --------    --------   --------    --------

    Net increase (decrease) in net assets...    6,803         896        845      (5,165)     3,990       2,210

  Depositor's equity contribution
   (net redemption).........................        0           0          0           0          0           0

Net Assets:

  Beginning of period.......................   34,213      33,317     22,344      27,509     28,888      26,678
                                             --------    --------   --------    --------   --------    --------

  End of period............................. $ 41,016    $ 34,213   $ 23,189    $ 22,344   $ 32,878    $ 28,888
                                             ========    ========   ========    ========   ========    ========

Unit Activity:

  Units outstanding - beginning of period...    1,881       2,128      1,713       1,657      1,797       1,895

  Units issued..............................      583         729        672       1,014        553         907

  Units redeemed............................     (324)       (976)      (516)       (958)      (355)     (1,005)
                                             --------    --------   --------    --------   --------    --------

  Units outstanding - end of period.........    2,140       1,881      1,869       1,713      1,995       1,797
                                             ========    ========   ========    ========   ========    ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                                             WRL                    WRL
                                                      WRL                     GE                Third Avenue
                                              International Equity       U.S. Equity               Value
                                                   Subaccount             Subaccount             Subaccount
                                             ---------------------  ---------------------  ---------------------
                                             June 30,  December 31, June 30,  December 31, June 30,  December 31,
                                             --------  ------------ --------  ------------ --------  ------------
                                               2001        2000       2001        2000       2001        2000
                                             --------  ------------ --------  ------------ --------  ------------

Operation:

  Net investment income (loss).............. $    (36)   $  1,124   $   (135)   $  1,071   $    (97)   $    426

  Net gain (loss) on investment securities..   (1,062)     (2,405)    (1,733)     (1,646)     1,739       1,699
                                             --------    --------   --------    --------   --------    --------

  Net increase (decrease) in net assets
   resulting from operations................   (1,098)     (1,281)    (1,868)       (575)     1,642       2,125
                                             --------    --------   --------    --------   --------    --------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....    2,309       3,155      5,375       7,853     10,176      12,970
                                             --------    --------   --------    --------   --------    --------

  Less cost of units redeemed:

    Administrative charges..................      447         663      1,479       2,712        785         560

    Policy loans............................       42         150        244         440        176         894

    Surrender benefits......................      106         125        311         744        248         306

    Death benefits..........................        3           5         13          27          6          11
                                             --------    --------   --------    --------   --------    --------

                                                  598         943      2,047       3,923      1,215       1,771
                                             --------    --------   --------    --------   --------    --------

    Increase (decrease) in net assets
     from capital unit transactions.........    1,711       2,212      3,328       3,930      8,961      11,199
                                             --------    --------   --------    --------   --------    --------

    Net increase (decrease) in net assets...      613         931      1,460       3,355     10,603      13,324

  Depositor's equity contribution
   (net redemption).........................        0           0          0           0          0           0

Net Assets:

  Beginning of period.......................    7,944       7,013     29,771      26,416     16,735       3,411
                                             --------    --------   --------    --------   --------    --------

  End of period............................. $  8,557    $  7,944   $ 31,231    $ 29,771   $ 27,338    $ 16,735
                                             ========    ========   ========    ========   ========    ========

Unit Activity:

  Units outstanding - beginning of period...      639         475      1,683       1,468      1,177         322

  Units issued..............................      368         474        525       1,064      1,116       1,432

  Units redeemed............................     (221)       (310)      (332)       (849)      (498)       (577)
                                             --------    --------   --------    --------   --------    --------

  Units outstanding - end of period.........      786         639      1,876       1,683      1,795       1,177
                                             ========    ========   ========    ========   ========    ========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                    WRL                    WRL
                                                  J.P. Morgan           Goldman Sachs              Munder
                                             Real Estate Securities         Growth                 Net50
                                                   Subaccount             Subaccount             Subaccount
                                             ---------------------  ---------------------  ---------------------
                                             June 30,  December 31, June 30,  December 31, June 30,  December 31,
                                             --------  ------------ --------  ------------ --------  ------------
                                               2001        2000       2001        2000       2001        2000
                                             --------  ------------ --------  ------------ --------  ------------

Operations:

  Net investment income (loss).............. $    (14)   $     17   $     (8)   $      7   $     (9)   $     11

  Net gain (loss) on investment securities..      320         345       (129)       (156)        17         (27)
                                             --------    --------   --------    --------   --------    --------

  Net increase (decrease) in net assets
   resulting from operations................      306         362       (137)       (149)         8         (16)
                                             --------    --------   --------    --------   --------    --------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....    1,786       2,080        786       1,002      2,390         622
                                             --------    --------   --------    --------   --------    --------

  Less cost of units redeemed:

    Administrative charges..................      169          86        107         123         75          52

    Policy loans............................      103          60          8          44         13           7

    Surrender benefits......................       43          36          8           8         18           2

    Death benefits..........................        0           0          3           0          0           0
                                             --------    --------   --------    --------   --------    --------

                                                  315         182        126         175        106          61
                                             --------    --------   --------    --------   --------    --------

    Increase (decrease) in net assets
     from capital unit transactions.........    1,471       1,898        660         827      2,284         561
                                             --------    --------   --------    --------   --------    --------

    Net increase (decrease) in net assets...    1,777       2,260        523         678      2,292         545

  Depositor's equity contribution
   (net redemption).........................        0        (411)         0         (28)         0         (27)

Net Assets:

  Beginning of period.......................    2,476         627      1,627         977        862         344
                                             --------    --------   --------    --------   --------    --------

  End of period............................. $  4,253    $  2,476   $  2,150    $  1,627   $  3,154    $    862
                                             ========    ========   ========    ========   ========    ========

Unit Activity:

  Units outstanding - beginning of period...      239          78        158          87         80          31

  Units issued..............................      330         816        121         161        255          80

  Units redeemed............................     (190)       (655)       (54)        (90)       (46)        (31)
                                             --------    --------   --------    --------   --------    --------

  Units outstanding - end of period.........      379         239        225         158        289          80
                                             ========    ========   ========    ========   ========    ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                    WRL                    WRL
                                                 T. Rowe Price          T. Rowe Price             Salomon
                                                Dividend Growth           Small Cap               All Cap
                                                   Subaccount             Subaccount             Subaccount
                                             ---------------------  ---------------------  ---------------------
                                             June 30,  December 31, June 30,  December 31, June 30,  December 31,
                                             --------  ------------ --------  ------------ --------  ------------
                                               2001        2000       2001        2000       2001        2000
                                             --------  ------------ --------  ------------ --------  ------------

Operations:

  Net investment income (loss).............. $     (7)   $     (4)  $    (14)   $      5   $    (73)   $     57

  Net gain (loss) on investment securities..      (37)         87        (77)       (412)       565         161
                                             --------    --------   --------    --------   --------    --------

  Net increase (decrease) in net assets
   resulting from operations................      (44)         83        (91)       (407)       492         218
                                             --------    --------   --------    --------   --------    --------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....    1,049         516      2,559       2,291     16,349       7,892
                                             --------    --------   --------    --------   --------    --------

  Less cost of units redeemed:

    Administrative charges..................       79          83        188         167        827         257

    Policy loans............................        5           7         35          27        336          76

    Surrender benefits......................       26           2         40          15        211          58

    Death benefits..........................        0           0          0           0          5           0
                                             --------    --------   --------    --------   --------    --------

                                                  110          92        263         209      1,379         391
                                             --------    --------   --------    --------   --------    --------

    Increase (decrease) in net assets
     from capital unit transactions.........      939         424      2,296       2,082     14,970       7,501
                                             --------    --------   --------    --------   --------    --------

    Net increase (decrease) in net assets...      895         507      2,205       1,675     15,462       7,719

  Depositor's equity contribution
   (net redemption).........................        0         (23)         0         (32)         0         (30)

Net Assets:

  Beginning of period.......................      985         501      2,568         925      8,072         383
                                             --------    --------   --------    --------   --------    --------

  End of period............................. $  1,880    $    985   $  4,773    $  2,568   $ 23,534    $  8,072
                                             ========    ========   ========    ========   ========    ========

Unit Activity:

  Units outstanding - beginning of period...       99          55        230          75        643          36

  Units issued..............................      194         132        376         301      1,540         836

  Units redeemed............................      (98)        (88)      (158)       (146)      (395)       (229)
                                             --------    --------   --------    --------   --------    --------

  Units outstanding - end of period.........      195          99        448         230      1,788         643
                                             ========    ========   ========    ========   ========    ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                     WRL                    WRL
                                                 Pilgrim Baxter             Dreyfus               Value Line
                                                 Mid Cap Growth             Mid Cap           Aggressive Growth
                                                   Subaccount             Subaccount              Subaccount
                                             ---------------------  ----------------------  ---------------------
                                             June 30,  December 31, June 30,   December 31, June 30,  December 31,
                                             --------  ------------ ---------  ------------ --------  ------------
                                               2001        2000       2001         2000       2001     2000/ (1)/
                                             --------  ------------ ---------  ------------ --------  ------------

Operations:

  Net investment income (loss).............. $   (150)   $     81   $     (12)   $     20   $     (5)   $     (4)

  Net gain (loss) on investment securities..  (10,122)    (16,860)        (43)         40        (57)       (185)
                                             --------    --------   ---------    --------   --------    --------

  Net increase (decrease) in net assets
   resulting from operations................  (10,272)    (16,779)        (55)         60        (62)       (189)
                                             --------    --------   ---------    --------   --------    --------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....    9,534      55,513       2,761       1,562        181       1,091
                                             --------    --------   ---------    --------   --------    --------

  Less cost of units redeemed:

    Administrative charges..................    2,735       2,546         159          96         28          19

    Policy loans............................      346       1,156          44          21         29          16

    Surrender benefits......................      231         323          22           4          3           0

    Death benefits..........................       16          72           3           0          9           0
                                             --------    --------   ---------    --------   --------    --------
                                                3,328       4,097         228         121         69          35
                                             --------    --------   ---------    --------   --------    --------

    Increase (decrease) in net assets
     from capital unit transactions.........    6,206      51,416       2,533       1,441        112       1,056
                                             --------    --------   ---------    --------   --------    --------

    Net increase (decrease) in net assets...   (4,066)     34,637       2,478       1,501         50         867

  Depositor's equity contribution
   (net redemption).........................        0           0           0         (27)         0         200
Net Assets:

  Beginning of period.......................   39,702       5,065       1,811         337      1,067           0
                                             --------    --------   ---------    --------   --------    --------

  End of period............................. $ 35,636    $ 39,702   $   4,289    $  1,811   $  1,117    $  1,067
                                             ========    ========   =========    ========   ========    ========
Unit Activity:

  Units outstanding - beginning of period...    2,929         317         159          33        119           0

  Units issued..............................    1,914       4,015         373         311         52         132

  Units redeemed............................   (1,367)     (1,403)       (144)       (185)       (39)        (13)
                                             --------    --------   ---------    --------   --------    --------

  Units outstanding - end of period.........    3,476       2,929         388         159        132         119
                                             ========    ========   =========    ========   ========    ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                    WRL                    WRL
                                                     Great                  Great                  Great
                                                   Companies-             Companies-             Companies-
                                                  America/SM/           Technology/SM/           Global/2/
                                                   Subaccount             Subaccount             Subaccount
                                             ---------------------  ---------------------  ---------------------
                                             June 30,  December 31, June 30,  December 31, June 30,  December 31,
                                             --------  ------------ --------  ------------ --------  ------------
                                               2001     2000/(1)/     2001     2000/(1)/     2001     2000/(1)/
                                             --------  ------------ --------  ------------ --------  ------------
Operations:

  Net investment income (loss).............. $    (46)  $     (28)  $    (16)   $    (13)  $     (4)  $     (1)

  Net gain (loss) on investment securities..   (1,234)        715     (1,392)     (1,437)      (114)        (16)
                                             --------   ---------   --------    --------   --------    --------

  Net increase (decrease) in net assets
   resulting from operations................   (1,280)        687     (1,408)     (1,450)      (118)        (17)
                                             --------   ---------   --------    --------   --------    --------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....    5,685       8,008      2,504       4,240        918         494
                                             --------   ---------   --------    --------   --------    --------

  Less cost of units redeemed:

    Administrative charges..................      461         177        206          80         51           7

    Policy loans............................       37         110         35          53          9           1

    Surrender benefits......................       50         117         24          69         14           0

    Death benefits..........................        0           0          6           0          0           0
                                             --------   ---------   --------    --------   --------    --------

                                                  548         404        271         202         74           8
                                             --------   ---------   --------    --------   --------    --------

    Increase (decrease) in net assets
     from capital unit transactions.........    5,137       7,604      2,233       4,038        844         486
                                             --------   ---------   --------    --------   --------    --------

    Net increase (decrease) in net assets...    3,857       8,291        825       2,588        726         469

  Depositor's equity contribution
   (net redemption).........................        0         200          0         200          0          25

Net Assets:

  Beginning of period.......................    8,491           0      2,788           0        494           0
                                             --------   ---------   --------    --------   --------    --------

  End of period............................. $ 12,348   $   8,491   $  3,613    $  2,788   $  1,220    $    494
                                             ========   =========   ========    ========   ========    ========

Unit Activity:

  Units outstanding - beginning of period...      751           0        416           0         58           0

  Units issued..............................      771         878        752         557        201          63

  Units redeemed............................     (268)       (127)      (410)       (141)       (89)         (5)
                                             --------   ---------   --------    --------   --------    --------

  Units outstanding - end of period.........    1,254         751        758         416        170          58
                                             ========   =========   ========    ========   ========    ========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                WRL
                                                    Gabelli              LKCM
                                                 Global Growth      Capital Growth
                                                   Subaccount         Subaccount
                                             ---------------------  --------------
                                             June 30,  December 31,    June 30,
                                             --------  ------------ --------------
                                               2001     2000/(1)/     2001/(1)/
                                             --------  ------------ --------------
Operations:

  Net investment income (loss).............. $    (13)   $     (1)     $      0

  Net gain (loss) on investment securities..     (199)        (34)          (23)
                                             --------    --------      --------

  Net increase (decrease) in net assets
   resulting from operations................     (212)        (35)          (23)
                                             --------    --------      --------
Capital Unit Transactions:

  Proceeds from units sold (transferred)....    4,505       1,014           133
                                             --------    --------      --------

  Less cost of units redeemed:

    Administrative charges..................      280          33             3

    Policy loans............................       15           0             0

    Surrender benefits......................       15           0             0

    Death benefits..........................        0           0             0
                                             --------    --------      --------
                                                  310          33             3
                                             --------    --------      --------

    Increase (decrease) in net assets
     from capital unit transactions.........    4,195         981           130
                                             --------    --------      --------

    Net increase (decrease) in net assets...    3,983         946           107

  Depositor's equity contribution
   (net redemption).........................        0          25            25
Net Assets:

  Beginning of period.......................      971           0             0
                                             --------    --------      --------

  End of period............................. $  4,954    $    971      $    132
                                             ========    ========      ========
Unit Activity:

  Units outstanding - beginning of period...      107           0             0

  Units issued..............................      606         123            25

  Units redeemed............................     (135)        (16)           (7)
                                             --------    --------      --------

  Units outstanding - end of period.........      578         107            18
                                             ========    ========      ========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                Fidelity VIP III
                                                     Growth            Fidelity VIP II          Fidelity VIP
                                                 Opportunities          Contrafund(R)          Equity-Income
                                                   Subaccount             Subaccount             Subaccount
                                             ---------------------  ---------------------  ---------------------
                                             June 30,  December 31, June 30,  December 31, June 30,  December 31,
                                             --------  ------------ --------  ------------ --------  ------------
                                               2001     2000/(1)/     2001     2000/(1)/     2001     2000/(1)/
                                             --------  ------------ --------  ------------ --------  ------------

Operations:

  Net investment income (loss).............. $     (1)   $     (2)  $     36    $     (3)  $     43    $     (1)

  Net gain (loss) on investment securities..      (64)        (73)      (163)        (48)       (55)         17
                                             --------    --------   --------    --------   --------    --------

  Net increase (decrease) in net assets
   resulting from operations................      (65)        (75)      (127)        (51)       (12)         16
                                             --------    --------   --------    --------   --------    --------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....      641         633      1,044       1,085      2,241         276
                                             --------    --------   --------    --------   --------    --------

  Less cost of units redeemed:

    Administrative charges..................       40          14         78          23         55           8

    Policy loans............................       11           5          7           5          0           2

    Surrender benefits......................        0           2          1           1         10           0

    Death benefits..........................        0           0          0           0          0           0
                                             --------    --------   --------    --------   --------    --------

                                                   51          21         86          29         65          10
                                             --------    --------   --------    --------   --------    --------

    Increase (decrease) in net assets
     from capital unit transactions.........      590         612        958       1,056      2,176         266
                                             --------    --------   --------    --------   --------    --------

    Net increase (decrease) in net assets...      525         537        831       1,005      2,164         282

  Depositor's equity contribution
   (net redemption).........................        0          25          0          25        (27)         25

Net Assets:

  Beginning of period.......................      562           0      1,030           0        307           0
                                             --------    --------   --------    --------   --------    --------

  End of period............................. $  1,087    $    562   $  1,861    $  1,030   $  2,444    $    307
                                             ========    ========   ========    ========   ========    ========

Unit Activity:

  Units outstanding - beginning of period...       66           0        110           0         28           0

  Units issued..............................      102          76        149         124        303          39

  Units redeemed............................      (27)        (10)       (37)        (14)      (105)        (11)
                                             --------    --------   --------    --------   --------    --------

  Units outstanding - end of period.........      141          66        222         110        226          28
                                             ========    ========   ========    ========   ========    ========




See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                      WRL J.P. Morgan Money Market Subaccount
                                               ----------------------------------------------------
                                               June 30,                 December 31,
                                               --------  ------------------------------------------
                                                 2001     2000     1999     1998    1997     1996
                                               --------  ------- --------  ------- ------- --------
Accumulation unit value, beginning of period.. $  18.39  $ 17.49 $  16.83  $ 16.13 $ 15.45 $  14.83
                                               --------  ------- --------  ------- ------- --------

  Income from operations:

    Net investment income (loss)..............     0.38     0.90     0.66     0.70    0.68     0.62

    Net realized and unrealized gain (loss)
     on investment............................     0.00     0.00     0.00     0.00    0.00     0.00
                                               --------  ------- --------  ------- ------- --------

     Net income (loss) from operations........     0.38     0.90     0.66     0.70    0.68     0.62
                                               --------  ------- --------  ------- ------- --------

Accumulation unit value, end of period........ $  18.77  $ 18.39 $  17.49  $ 16.83 $ 16.13 $  15.45
                                               ========  ======= ========  ======= ======= ========

Total return..................................   2.04 %   5.17 %   3.92 %   4.36 %  4.37 %   4.17 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 46,934  $60,279 $ 56,070  $24,576 $16,440 $ 12,740

  Ratio of net investment income (loss) to
   average net assets.........................   4.08 %   5.05 %   3.87 %   4.24 %  4.28 %   4.07 %

                                                             WRL AEGON Bond Subaccount
                                               ----------------------------------------------------
                                               June 30,                 December 31,
                                               --------  ------------------------------------------
                                                 2001     2000     1999     1998    1997     1996
                                               --------  ------- --------  ------- ------- --------
Accumulation unit value, beginning of period.. $  24.19  $ 22.01 $  22.89  $ 21.12 $ 19.53 $  19.67
                                               --------  ------- --------  ------- ------- --------

  Income from operations:

    Net investment income (loss)..............    (0.11)    1.04     1.13     1.01    1.01     0.99

    Net realized and unrealized gain (loss)
     on investment............................     0.76     1.14    (2.01)    0.76    0.58    (1.13)
                                               --------  ------- --------  ------- ------- --------
     Net income (loss) from operations........     0.65     2.18    (0.88)    1.77    1.59    (0.14)
                                               --------  ------- --------  ------- ------- --------

Accumulation unit value, end of period........ $  24.84  $ 24.19 $  22.01  $ 22.89 $ 21.12 $  19.53
                                               ========  ======= ========  ======= ======= ========

Total return..................................   2.69 %   9.90 %  (3.81)%   8.34 %  8.18 %  (0.75)%

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 33,199  $25,935 $ 27,129  $24,934 $17,657 $ 11,585

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%   4.58 %   5.10 %   4.58 %  5.06 %   5.34 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                               WRL Janus Growth Subaccount
                                               ------------------------------------------------------------
                                               June 30,                     December 31,
                                               ---------  -------------------------------------------------
                                                 2001       2000        1999       1998     1997     1996
                                               ---------  ---------  ----------- -------- -------- --------
Accumulation unit value, beginning of period.. $  102.61  $  145.70  $     92.07 $  56.48 $  48.48 $  41.47
                                               ---------  ---------  ----------- -------- -------- --------

  Income from operations:

    Net investment income (loss)..............     (0.41)     16.41        25.03     0.13     5.83     2.88

    Net realized and unrealized gain (loss)
     on investment............................    (16.38)    (59.50)       28.60    35.46     2.17     4.13
                                               ---------  ---------  ----------- -------- -------- --------

     Net income (loss) from operations........    (16.79)    (43.09)       53.63    35.59     8.00     7.01
                                               ---------  ---------  ----------- -------- -------- --------

Accumulation unit value, end of period........ $   85.82  $  102.61  $    145.70 $  92.07 $  56.48 $  48.48
                                               =========  =========  =========== ======== ======== ========

Total return..................................  (16.36)%   (29.58)%      58.25 %  63.01 %  16.50 %  16.91 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 821,197  $ 961,015  $ 1,353,957 $798,027 $450,271 $349,491

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%    11.75 %      22.67 %   0.19 %  10.84 %   6.41 %

                                                               WRL Janus Global Subaccount
                                               ------------------------------------------------------------
                                               June 30,                     December 31,
                                               ---------  -------------------------------------------------
                                                 2001       2000        1999       1998     1997     1996
                                               ---------  ---------  ----------- -------- -------- --------
Accumulation unit value, beginning of period.. $   31.79  $   38.91  $     22.94 $  17.80 $  15.13 $  11.95
                                               ---------  ---------  ----------- -------- -------- --------

  Income from operations:

    Net investment income (loss)..............     (0.13)      7.93         2.44     0.82     2.30     1.50

    Net realized and unrealized gain (loss)
     on investment............................     (4.26)    (15.05)       13.53     4.32     0.37     1.68
                                               ---------  ---------  ----------- -------- -------- --------

     Net income (loss) from operations........     (4.39)     (7.12)       15.97     5.14     2.67     3.18
                                               ---------  ---------  ----------- -------- -------- --------

Accumulation unit value, end of period........ $   27.40  $   31.79  $     38.91 $  22.94 $  17.80 $  15.13
                                               =========  =========  =========== ======== ======== ========

Total return..................................  (13.82)%   (18.28)%      69.58 %  28.86 %  17.69 %  26.60 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 355,516  $ 410,109  $   451,498 $233,256 $145,017 $ 83,159

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%    20.55 %       9.07 %   3.92 %  13.39 %  11.09 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                       WRL LKCM Strategic Total Return Subaccount
                                               ----------------------------------------------------------
                                               June 30,                    December 31,
                                               ---------  -----------------------------------------------
                                                 2001       2000       1999      1998     1997     1996
                                               ---------  ---------  --------- -------- -------- --------
Accumulation unit value, beginning of period.. $   21.77  $   22.82  $   20.55 $  18.91 $  15.66 $  13.74
                                               ---------  ---------  --------- -------- -------- --------

  Income from operations:

    Net investment income (loss)..............     (0.09)      1.63       1.68     0.71     1.56     0.82

    Net realized and unrealized gain (loss)
     on investment............................     (0.43)     (2.68)      0.59     0.93     1.69     1.10
                                               ---------  ---------  --------- -------- -------- --------

     Net income (loss) from operations........     (0.52)     (1.05)      2.27     1.64     3.25     1.92
                                               ---------  ---------  --------- -------- -------- --------

Accumulation unit value, end of period........ $   21.25  $   21.77  $   22.82 $  20.55 $  18.91 $  15.66
                                               =========  =========  ========= ======== ======== ========

Total return..................................   (2.38)%    (4.62)%    11.07 %   8.66 %  20.77 %  13.97 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  96,570  $  98,466  $ 106,665 $ 98,926 $ 80,753 $ 55,900

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%     7.43 %     7.93 %   3.67 %   8.89 %   5.76 %

                                                       WRL Van Kampen Emerging Growth Subaccount
                                               ----------------------------------------------------------
                                               June 30,                    December 31,
                                               ---------  -----------------------------------------------
                                                 2001       2000       1999      1998     1997     1996
                                               ---------  ---------  --------- -------- -------- --------
Accumulation unit value, beginning of period.. $   56.74  $   64.99  $   31.96 $  23.48 $  19.51 $  16.56
                                               ---------  ---------  --------- -------- -------- --------

  Income from operations:

    Net investment income (loss)..............     (0.21)     16.83       9.32     0.91     2.20     0.82

    Net realized and unrealized gain (loss)
     on investment............................    (12.98)    (25.08)     23.71     7.57     1.77     2.13
                                               ---------  ---------  --------- -------- -------- --------

     Net income (loss) from operations........    (13.19)     (8.25)     33.03     8.48     3.97     2.95
                                               ---------  ---------  --------- -------- -------- --------

Accumulation unit value, end of period........ $   43.55  $   56.74  $   64.99 $  31.96 $  23.48 $  19.51
                                               =========  =========  ========= ======== ======== ========

Total return..................................  (23.23)%   (12.70)%   103.33 %  36.11 %  20.37 %  17.82 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 455,202  $ 580,202  $ 608,130 $262,665 $164,702 $107,925

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%    23.62 %    23.19 %   3.44 %  10.18 %   4.51 %



See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                        WRL Alger Aggressive Growth Subaccount
                                               ---------------------------------------------------------
                                               June 30,                    December 31,
                                               ---------  ----------------------------------------------
                                                 2001       2000       1999     1998     1997     1996
                                               ---------  ---------  -------- -------- -------- --------
Accumulation unit value, beginning of period.. $   30.40  $   44.67  $  26.67 $  18.10 $  14.70 $  13.43
                                               ---------  ---------  -------- -------- -------- --------

  Income from operations:

    Net investment income (loss)..............     (0.12)      4.76      4.90     1.33     1.75     0.36

    Net realized and unrealized gain (loss)
     on investment............................     (3.45)    (19.03)    13.10     7.24     1.65     0.91
                                               ---------  ---------  -------- -------- -------- --------

     Net income (loss) from operations........     (3.57)    (14.27)    18.00     8.57     3.40     1.27
                                               ---------  ---------  -------- -------- -------- --------

Accumulation unit value, end of period........ $   26.83  $   30.40  $  44.67 $  26.67 $  18.10 $  14.70
                                               =========  =========  ======== ======== ======== ========

Total return..................................  (11.74)%   (31.94)%   67.52 %  47.36 %  23.14 %   9.46 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 259,009  $ 280,172  $354,178 $177,857 $ 94,652 $ 54,408

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%    11.65 %   15.54 %   6.20 %  10.26 %   2.65 %

                                                             WRL AEGON Balanced Subaccount
                                               ---------------------------------------------------------
                                               June 30,                    December 31,
                                               ---------  ----------------------------------------------
                                                 2001       2000       1999     1998     1997     1996
                                               ---------  ---------  -------- -------- -------- --------
Accumulation unit value, beginning of period.. $   16.08  $   15.33  $  15.02 $  14.17 $  12.21 $  11.13
                                               ---------  ---------  -------- -------- -------- --------

  Income from operations:

    Net investment income (loss)..............     (0.07)      0.17      0.19     0.25     1.55     0.36

    Net realized and unrealized gain (loss)
     on investment............................     (0.29)      0.58      0.12     0.60     0.41     0.72
                                               ---------  ---------  -------- -------- -------- --------

     Net income (loss) from operations........     (0.36)      0.75      0.31     0.85     1.96     1.08
                                               ---------  ---------  -------- -------- -------- --------

Accumulation unit value, end of period........ $   15.72  $   16.08  $  15.33 $  15.02 $  14.17 $  12.21
                                               =========  =========  ======== ======== ======== ========

Total return..................................   (2.26)%     4.88 %    2.11 %   5.98 %  16.06 %   9.73 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  21,771  $  20,952  $ 18,183 $ 14,864 $ 10,716 $  6,418

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%     1.10 %    1.26 %   1.76 %  11.62 %   3.18 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                       WRL Federated Growth & Income Subaccount
                                               --------------------------------------------------------
                                               June 30,                   December 31,
                                               --------  ----------------------------------------------
                                                 2001      2000     1999      1998      1997     1996
                                               --------  -------- --------  --------  -------- --------
Accumulation unit value, beginning of period.. $  19.93  $  15.57 $  16.44  $  16.09  $  13.03 $  11.77
                                               --------  -------- --------  --------  -------- --------

  Income from operations:

    Net investment income (loss)..............    (0.09)     0.85     1.05      0.77      2.61     0.76

    Net realized and unrealized gain (loss)
     on investment............................     2.26      3.51    (1.92)    (0.42)     0.45     0.50
                                               --------  -------- --------  --------  -------- --------

     Net income (loss) from operations........     2.17      4.36    (0.87)     0.35      3.06     1.26
                                               --------  -------- --------  --------  -------- --------

Accumulation unit value, end of period........ $  22.10  $  19.93 $  15.57  $  16.44  $  16.09 $  13.03
                                               ========  ======== ========  ========  ======== ========

Total return..................................  10.90 %   28.01 %  (5.31)%    2.13 %   23.54 %  10.64 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 42,006  $ 26,883 $ 17,389  $ 16,047  $  9,063 $  5,501

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%    5.00 %   6.51 %    4.83 %   18.50 %   6.38 %

                                                      WRL Transamerica Value Balanced Subaccount
                                               --------------------------------------------------------
                                               June 30,                   December 31,
                                               --------  ----------------------------------------------
                                                 2001      2000     1999      1998      1997     1996
                                               --------  -------- --------  --------  -------- --------
Accumulation unit value, beginning of period.. $  18.19  $  15.66 $  16.74  $  15.60  $  13.50 $  11.90
                                               --------  -------- --------  --------  -------- --------

  Income from operations:

    Net investment income (loss)..............    (0.08)     1.20     0.41      1.58      1.20     0.53

    Net realized and unrealized gain (loss)
     on investment............................     1.06      1.33    (1.49)    (0.44)     0.90     1.07
                                               --------  -------- --------  --------  -------- --------

     Net income (loss) from operations........     0.98      2.53    (1.08)     1.14      2.10     1.60
                                               --------  -------- --------  --------  -------- --------

Accumulation unit value, end of period........ $  19.17  $  18.19 $  15.66  $  16.74  $  15.60 $  13.50
                                               ========  ======== ========  ========  ======== ========

Total return..................................   5.38 %   16.16 %  (6.48)%    7.36 %   15.55 %  13.40 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 41,016  $ 34,213 $ 33,317  $ 39,904  $ 29,123 $ 17,946

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%    7.33 %   2.50 %    9.69 %    8.14 %   4.35 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                            WRL C.A.S.E. Growth Subaccount
                                               ----------------------------------------------------------
                                               June 30,                   December 31,
                                               --------  ------------------------------------------------
                                                 2001      2000       1999     1998      1997   1996/(1)/
                                               --------  ---------  -------- --------  -------- --------
Accumulation unit value, beginning of period.. $  13.04  $   16.60  $  12.51 $  12.32  $  10.81 $  10.00
                                               --------  ---------  -------- --------  -------- --------

  Income from operations:

    Net investment income (loss)..............    (0.06)      2.56      1.52     1.24      1.51     0.37

    Net realized and unrealized gain (loss)
     on investment............................    (0.57)     (6.12)     2.57    (1.05)     0.00     0.44
                                               --------  ---------  -------- --------  -------- --------

     Net income (loss) from operations........    (0.63)     (3.56)     4.09     0.19      1.51     0.81
                                               --------  ---------  -------- --------  -------- --------

Accumulation unit value, end of period........ $  12.41  $   13.04  $  16.60 $  12.51  $  12.32 $  10.81
                                               ========  =========  ======== ========  ======== ========

Total return..................................  (4.89)%   (21.42)%   32.65 %   1.56 %   14.00 %   8.09 %

Ratios and supplemental data:

  Net assets at end of period (in thousands)..                                                  $  4,466
                                               $ 23,189  $  22,344  $ 27,509 $ 17,730  $ 11,946

  Ratio of net investment income (loss) to                                                        6.11 %
   average net assets.........................  (0.90)%    16.28 %   10.16 %  10.21 %   12.65 %

                                                            WRL NWQ Value Equity Subaccount
                                               ----------------------------------------------------------
                                               June 30,                   December 31,
                                               --------  ------------------------------------------------
                                                 2001      2000       1999     1998      1997   1996/(1)/
                                               --------  ---------  -------- --------  -------- --------
Accumulation unit value, beginning of period.. $  16.07  $   14.08  $  13.16 $  13.94  $  11.25 $  10.00
                                               --------  ---------  -------- --------  -------- --------

  Income from operations:.....................

    Net investment income (loss)..............    (0.07)      0.23      0.20     0.95      0.14     0.05

    Net realized and unrealized gain (loss)
     on investment............................     0.48       1.76      0.72    (1.73)     2.55     1.20
                                               --------  ---------  -------- --------  -------- --------

     Net income (loss) from operations........     0.41       1.99      0.92    (0.78)     2.69     1.25
                                               --------  ---------  -------- --------  -------- --------

Accumulation unit value, end of period........ $  16.48  $   16.07  $  14.08 $  13.16  $  13.94 $  11.25
                                               ========  =========  ======== ========  ======== ========

Total return..................................  2.54  %    14.17 %    6.98 %  (5.63)%   23.93 %  12.51 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 32,878  $  28,888  $ 26,678 $ 26,083  $ 26,714 $  8,887

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%     1.58 %    1.42 %   6.84 %    1.05 %   0.77 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                      WRL International Equity Subaccount
                                               -------------------------------------------------
                                               June 30,                December 31,
                                               ---------  --------------------------------------
                                                 2001       2000       1999     1998    1997/(1)/
                                               ---------  ---------  -------- --------  --------
Accumulation unit value, beginning of period.. $   12.43  $   14.76  $  11.92 $  10.65  $  10.00
                                               ---------  ---------  -------- --------  --------

  Income from operations:

    Net investment income (loss)..............     (0.05)      2.00      0.62    (0.09)    (0.03)

    Net realized and unrealized gain (loss)
     on investment............................     (1.49)     (4.33)     2.22     1.36      0.68
                                               ---------  ---------  -------- --------  --------

     Net income (loss) from operations........     (1.54)     (2.33)     2.84     1.27      0.65
                                               ---------  ---------  -------- --------  --------

Accumulation unit value, end of period........ $   10.89  $   12.43  $  14.76 $  11.92  $  10.65
                                               =========  =========  ======== ========  ========

Total return..................................  (12.38)%   (15.75)%   23.84 %  11.84 %    6.54 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $   8,557  $   7,944  $  7,013 $  5,827  $  2,289

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%    14.54 %    5.09 %  (0.81)%   (0.28)%

                                                         WRL GE U.S. Equity Subaccount
                                               -------------------------------------------------
                                               June 30,                December 31,
                                               ---------  --------------------------------------
                                                 2001       2000       1999     1998    1997/(1)/
                                               ---------  ---------  -------- --------  --------
Accumulation unit value, beginning of period.. $   17.69  $   17.99  $  15.33 $  12.59  $  10.00
                                               ---------  ---------  -------- --------  --------

  Income from operations:

    Net investment income (loss)..............     (0.08)      0.68      1.38     0.73      0.99

    Net realized and unrealized gain (loss)
     on investment............................     (0.96)     (0.98)     1.28     2.01      1.60
                                               ---------  ---------  -------- --------  --------

     Net income (loss) from operations........     (1.04)     (0.30)     2.66     2.74      2.59
                                               ---------  ---------  -------- --------  --------

Accumulation unit value, end of period........ $   16.65  $   17.69  $  17.99 $  15.33  $  12.59
                                               =========  =========  ======== ========  ========

Total return..................................   (5.89)%    (1.67)%   17.35 %  21.78 %   25.89 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  31,231  $  29,771  $ 26,416 $ 14,084  $  3,258

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%     3.81 %    8.27 %   5.30 %    8.28 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                       WRL Third Avenue Value
                                                             Subaccount
                                               --------------------------------------
                                               June 30,          December 31,
                                               --------  ----------------------------
                                                 2001      2000     1999    1998/(1)/
                                               --------  -------- --------  ---------
Accumulation unit value, beginning of period.. $  14.22  $  10.59 $   9.23  $   10.00
                                               --------  -------- --------  ---------

  Income from operations:

    Net investment income (loss)..............    (0.06)     0.60     0.19      (0.05)

    Net realized and unrealized gain (loss)
     on investment............................     1.07      3.03     1.17      (0.72)
                                               --------  -------- --------  ---------

     Net income (loss) from operations........     1.01      3.63     1.36      (0.77)
                                               --------  -------- --------  ---------
Accumulation unit value, end of period........ $  15.23  $  14.22 $  10.59  $    9.23
                                               ========  ======== ========  =========

Total return..................................   7.11 %   34.26 %  14.68 %    (7.67)%

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 27,338  $ 16,735 $  3,411  $   2,807

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%    4.53 %   1.98 %    (0.52)%

                                               WRL J.P. Morgan Real Estate Securities
                                                             Subaccount
                                               --------------------------------------
                                               June 30,          December 31 ,
                                               --------  ----------------------------
                                                 2001      2000     1999    1998/(1)/
                                               --------  -------- --------  ---------
Accumulation unit value, beginning of period.. $  10.36  $   8.06 $   8.46  $   10.00
                                               --------  -------- --------  ---------

  Income from operations:

    Net investment income (loss)..............    (0.05)     0.10     0.07      (0.05)

    Net realized and unrealized gain (loss)
     on investment............................     0.92      2.20    (0.47)     (1.49)
                                               --------  -------- --------  ---------

     Net income (loss) from operations........     0.87      2.30    (0.40)     (1.54)
                                               --------  -------- --------  ---------

Accumulation unit value, end of period........ $  11.23  $  10.36 $   8.06  $    8.46
                                               ========  ======== ========  =========

Total return..................................   8.43 %   28.46 %  (4.63)%   (15.44)%

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  4,253  $  2,476 $    627  $     709

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%    1.07 %   0.95 %    (0.90)%


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                 WRL Goldman Sachs Growth
                                                        Subaccount
                                               ----------------------------
                                               June 30,     December 31,
                                               --------  ------------------
                                                 2001      2000    1999/(1)/
                                               --------  --------  --------
Accumulation unit value, beginning of period.. $  10.29  $  11.29  $  10.00
                                               --------  --------  --------

  Income from operations:

    Net investment income (loss)..............    (0.04)     0.06     (0.05)

    Net realized and unrealized gain (loss)
     on investment............................    (0.71)    (1.06)     1.34
                                               --------  --------  --------

     Net income (loss) from operations........    (0.75)    (1.00)     1.29
                                               --------  --------  --------

Accumulation unit value, end of period........ $   9.54  $  10.29  $  11.29
                                               ========  ========  ========

Total return..................................  (7.35)%   (8.84)%   12.91 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  2,150  $  1,627  $    977

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%    0.59 %   (0.90)%

                                                     WRL Munder Net50
                                                        Subaccount
                                               ----------------------------
                                               June 30,     December 31,
                                               --------  ------------------
                                                 2001      2000    1999/(1)/
                                               --------  --------  --------
Accumulation unit value, beginning of period.. $  10.80  $  10.92  $  10.00
                                               --------  --------  --------

  Income from operations:

    Net investment income (loss)..............    (0.05)     0.22      0.76

    Net realized and unrealized gain (loss)
     on investment............................     0.16     (0.34)     0.16
                                               --------  --------  --------

     Net income (loss) from operations........     0.11     (0.12)     0.92
                                               --------  --------  --------

Accumulation unit value, end of period........ $  10.91  $  10.80  $  10.92
                                               ========  ========  ========

Total return..................................   1.02 %   (1.15)%    9.23 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  3,154  $    862  $    344

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%    2.00 %   15.66 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                              WRL
                                                         T. Rowe Price
                                                        Dividend Growth
                                                          Subaccount
                                                 ----------------------------
                                                 June 30,     December 31,
                                                 --------  ------------------
                                                   2001      2000    1999/(1)/
                                                 --------  --------  --------
  Accumulation unit value, beginning of period.. $   9.98  $   9.16  $  10.00
                                                 --------  --------  --------

    Income from operations:

      Net investment income (loss)..............    (0.04)    (0.04)    (0.04)

      Net realized and unrealized gain (loss)
       on investment............................    (0.28)     0.86     (0.80)
                                                 --------  --------  --------

       Net income (loss) from operations........    (0.32)     0.82     (0.84)
                                                 --------  --------  --------

  Accumulation unit value, end of period........ $   9.66  $   9.98  $   9.16
                                                 ========  ========  ========

  Total return..................................  (3.19)%    8.89 %   (8.37)%

  Ratios and supplemental data:

    Net assets at end of period (in thousands).. $  1,880  $    985  $    501

    Ratio of net investment income (loss) to
     average net assets.........................  (0.90)%   (0.42)%   (0.90)%

                                                              WRL
                                                         T. Rowe Price
                                                           Small Cap
                                                          Subaccount
                                                 ----------------------------
                                                 June 30,     December 31,
                                                 --------  ------------------
                                                   2001      2000    1999/(1)/
                                                 --------  --------  --------
  Accumulation unit value, beginning of period.. $  11.17  $  12.31  $  10.00
                                                 --------  --------  --------

    Income from operations:

      Net investment income (loss)..............    (0.05)     0.04      0.41

      Net realized and unrealized gain (loss)
       on investment............................    (0.46)    (1.18)     1.90
                                                 --------  --------  --------

       Net income (loss) from operations........    (0.51)    (1.14)     2.31
                                                 --------  --------  --------

  Accumulation unit value, end of period........ $  10.66  $  11.17  $  12.31
                                                 ========  ========  ========

  Total return..................................  (4.54)%   (9.27)%   23.09 %

  Ratios and supplemental data:

    Net assets at end of period (in thousands).. $  4,773  $  2,568  $    925

    Ratio of net investment income (loss) to
     average net assets.........................  (0.90)%    0.29 %    8.13 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                             WRL
                                                           Salomon
                                                           All Cap
                                                          Subaccount
                                                -------------------------------
                                                June 30,      December 31,
                                                ---------  --------------------
                                                  2001       2000     1999/(1)/
                                                ---------  ---------  --------
 Accumulation unit value, beginning of period.. $   12.55  $   10.70  $  10.00
                                                ---------  ---------  --------

   Income from operations:

     Net investment income (loss)..............     (0.06)      0.23      0.40

     Net realized and unrealized gain (loss)
      on investment............................      0.68       1.62      0.30
                                                ---------  ---------  --------

      Net income (loss) from operations........      0.62       1.85      0.70
                                                ---------  ---------  --------

 Accumulation unit value, end of period........ $   13.17  $   12.55  $  10.70
                                                =========  =========  ========

 Total return..................................    4.92 %    17.24 %    7.02 %

 Ratios and supplemental data:

   Net assets at end of period (in thousands).. $  23,534  $   8,072  $    383

   Ratio of net investment income (loss) to
    average net assets.........................   (0.90)%     1.91 %    8.07 %

                                                             WRL
                                                        Pilgrim Baxter
                                                        Mid Cap Growth
                                                          Subaccount
                                                -------------------------------
                                                June 30,      December 31,
                                                ---------  --------------------
                                                  2001       2000     1999/(1)/
                                                ---------  ---------  --------
 Accumulation unit value, beginning of period.. $   13.56  $   15.98  $  10.00
                                                ---------  ---------  --------

   Income from operations:

     Net investment income (loss)..............     (0.05)      0.04      0.04

     Net realized and unrealized gain (loss)
      on investment............................     (3.26)     (2.46)     5.94
                                                ---------  ---------  --------

      Net income (loss) from operations........     (3.31)     (2.42)     5.98
                                                ---------  ---------  --------

 Accumulation unit value, end of period........ $   10.25  $   13.56  $  15.98
                                                =========  =========  ========

 Total return..................................  (24.37)%   (15.16)%   59.78 %

 Ratios and supplemental data:

   Net assets at end of period (in thousands).. $  35,636  $  39,702  $  5,065

   Ratio of net investment income (loss) to
    average net assets.........................   (0.90)%     0.25 %    0.62 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                              WRL                          WRL
                                                            Dreyfus                    Value Line
                                                            Mid Cap                 Aggressive Growth
                                                          Subaccount                   Subaccount
                                               --------------------------------  ----------------------
                                               June 30,        December 31,      June 30,   December 31,
                                               ---------  ---------------------  ---------  ------------
                                                 2001         2000     1999/(1)/   2001      2000/(1)/
                                               ---------  ------------ --------  ---------  ------------
Accumulation unit value, beginning of period.. $   11.35    $  10.14   $  10.00  $    8.98   $   10.00
                                               ---------    --------   --------  ---------   ---------

  Income from operations:

    Net investment income (loss)..............     (0.05)       0.23      (0.04)     (0.04)      (0.06)

    Net realized and unrealized gain (loss)
     on investment............................     (0.24)       0.98       0.18      (0.46)      (0.96)
                                               ---------    --------   --------  ---------   ---------

     Net income (loss) from operations........     (0.29)       1.21       0.14      (0.50)      (1.02)
                                               ---------    --------   --------  ---------   ---------

Accumulation unit value, end of period........ $   11.06    $  11.35   $  10.14  $    8.48   $    8.98
                                               =========    ========   ========  =========   =========

Total return..................................   (2.53)%     11.91 %     1.44 %    (5.51)%    (10.24)%

Ratios and supplemental data:.................

  Net assets at end of period (in thousands).. $   4,289    $  1,811   $    337  $   1,117   $   1,067

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%      2.02 %    (0.90)%    (0.90)%     (0.90)%

                                                         WRL                               WRL
                                                  Great Companies-                  Great Companies-
                                                     America/SM/                     Technology/SM/
                                                     Subaccount                        Subaccount
                                               ----------------------            ----------------------
                                               June 30,   December 31,           June 30,   December 31
                                               ---------  ------------           ---------  ------------
                                                 2001      2000/(1)/               2001      2000/(1)/
                                               ---------  ------------           ---------  ------------

Accumulation unit value, beginning of period.. $   11.31    $  10.00             $    6.70   $   10.00
                                               ---------    --------             ---------   ---------

  Income from operations:

    Net investment income (loss)..............     (0.04)      (0.06)                (0.02)      (0.05)

    Net realized and unrealized gain (loss)
     on investment............................     (1.42)       1.37                 (1.91)      (3.25)
                                               ---------    --------             ---------   ---------

     Net income (loss) from operations........     (1.46)       1.31                 (1.93)      (3.30)
                                               ---------    --------             ---------   ---------

Accumulation unit value, end of period........ $    9.85    $  11.31             $    4.77   $    6.70
                                               =========    ========             =========   =========

Total return..................................  (12.95)%     13.12 %              (28.80)%    (33.01)%

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  12,348    $  8,491             $   3,613   $   2,788

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%     (0.90)%               (0.90)%     (0.90)%


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                           WRL                      WRL
                                                    Great Companies-              Gabelli
                                                        Global/2/              Global Growth
                                                       Subaccount                Subaccount
                                               --------------------------  ---------------------
                                                  June 30,    December 31, June 30,  December 31,
                                               -------------- ------------ --------  ------------
                                                    2001       2000/(1)/     2001     2000/(1)/
                                               -------------- ------------ --------  ------------
Accumulation unit value, beginning of period..   $    8.52     $   10.00   $   9.07    $  10.00
                                                 ---------     ---------   --------    --------

  Income from operations:

    Net investment income (loss)..............       (0.03)        (0.03)     (0.04)      (0.03)

    Net realized and unrealized gain (loss)
     on investment............................       (1.30)        (1.45)     (0.45)      (0.90)
                                                 ---------     ---------   --------    --------

     Net income (loss) from operations........       (1.33)        (1.48)     (0.49)      (0.93)
                                                 ---------     ---------   --------    --------

Accumulation unit value, end of period........   $    7.19     $    8.52   $   8.58    $   9.07
                                                 =========     =========   ========    ========

Total return..................................    (15.60)%      (14.84)%    (5.47)%     (9.27)%

Ratios and supplemental data:

  Net assets at end of period (in thousands)..   $   1,220     $     494   $  4,954    $    971

  Ratio of net investment income (loss) to
   average net assets.........................     (0.90)%       (0.90)%    (0.90)%     (0.90)%

                                                    WRL
                                                    LKCM
                                               Capital Growth
                                                 Subaccount
                                               --------------
                                                  June 30,
                                               --------------
                                                 2001/(1)/
                                               --------------
Accumulation unit value, beginning of period..   $   10.00
                                                 ---------

  Income from operations:

    Net investment income (loss)..............       (0.03)

    Net realized and unrealized gain (loss)
     on investment............................       (2.36)
                                                 ---------

     Net income (loss) from operations........       (2.39)
                                                 ---------

Accumulation unit value, end of period........   $    7.61
                                                 =========

Total return..................................    (23.92)%

Ratios and supplemental data:

  Net assets at end of period (in thousands)..   $     132

  Ratio of net investment income (loss) to
   average net assets.........................     (0.90)%

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)


                                                  Fidelity VIP III        Fidelity VIP II
                                                Growth Opportunities       Contrafund(R)
                                                     Subaccount             Subaccount
                                               ---------------------  ----------------------
                                               June 30,  December 31, June 30,   December 31,
                                               --------  ------------ ---------  ------------
                                                 2001     2000/(1)/     2001      2000/(1)/
                                               --------  ------------ ---------  ------------
Accumulation unit value, beginning of period.. $   8.56   $   10.00   $    9.38    $  10.00
                                               --------   ---------   ---------    --------

  Income from operations:

    Net investment income (loss)..............    (0.01)      (0.06)       0.21       (0.06)

    Net realized and unrealized gain (loss)
     on investment............................    (0.78)      (1.38)      (1.19)      (0.56)
                                               --------   ---------   ---------    --------

     Net income (loss) from operations........    (0.79)      (1.44)      (0.98)      (0.62)
                                               --------   ---------   ---------    --------

Accumulation unit value, end of period........ $   7.77   $    8.56   $    8.40    $   9.38
                                               ========   =========   =========    ========

Total return..................................  (9.31)%    (14.36)%    (10.46)%     (6.16)%

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  1,087   $     562   $   1,861    $  1,030

  Ratio of net investment income (loss) to
   average net assets.........................  (0.29)%     (0.90)%      5.01 %     (0.90)%

                                                         Fidelity VIP
                                                        Equity-Income
                                                          Subaccount
                                                    ---------------------
                                                    June 30,  December 31,
                                                    --------  ------------
                                                      2001     2000/(1)/
                                                    --------  ------------
     Accumulation unit value, beginning of period.. $  10.99   $   10.00
                                                    --------   ---------

       Income from operations:

         Net investment income (loss)..............     0.30       (0.06)

         Net realized and unrealized gain (loss)
          on investment............................    (0.46)       1.05
                                                    --------   ---------

          Net income (loss) from operations........    (0.16)       0.99
                                                    --------   ---------

     Accumulation unit value, end of period........ $  10.83   $   10.99
                                                    ========   =========

     Total return..................................  (1.47)%      9.91 %

     Ratios and supplemental data:

       Net assets at end of period (in thousands).. $  2,444   $     307

       Ratio of net investment income (loss) to
        average net assets.........................   5.66 %     (0.90)%


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Notes to the Financial Statements

At June 30, 2001
(unaudited)

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains thirty-two investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the "Portfolio") of a fund, which collectively is referred to as the "Fund". WRL Series Life Account contains four funds (collectively referred to as the "Funds"). Each fund is a registered management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
AEGON/Transamerica Series Fund, Inc. (formerly WRL Series Fund, Inc.)
   J.P. Morgan Money Market (formerly WRL J.P. Morgan Money Market)
   AEGON Bond (formerly WRL AEGON Bond)
   Janus Growth (formerly WRL Janus Growth)
   Janus Global (formerly WRL Janus Global)
   LKCM Strategic Total Return (formerly WRL LKCM Strategic Total Return)
   Van Kampen Emerging Growth (formerly WRL VKAM Emerging Growth)
   Alger Aggressive Growth (formerly WRL Alger Aggressive Growth)
   AEGON Balanced (formerly WRL AEGON Balanced)
   Federated Growth & Income (formerly WRL Federated Growth & Income) Transamerica Value Balanced (formerly WRL Dean Asset Allocation)
   C.A.S.E. Growth (formerly WRL C.A.S.E. Growth)
   NWQ Value Equity (formerly WRL NWQ Value Equity)
   International Equity (formerly WRL GE International Equity)
   GE U.S. Equity (formerly WRL GE U.S. Equity)
   Third Avenue Value (formerly WRL Third Avenue Value)
   J.P. Morgan Real Estate Securities (formerly WRL J.P. Morgan Real Estate
     Securities)
   Goldman Sachs Growth (formerly WRL Goldman Sachs Growth)
   Munder Net50 (formerly WRL Goldman Sachs Small Cap)
   T. Rowe Price Dividend Growth (formerly WRL T. Rowe Price Dividend Growth)
   T. Rowe Price Small Cap (formerly WRL T. Rowe Price Small Cap)
   Salomon All Cap (formerly WRL Salomon All Cap)
   Pilgrim Baxter Mid Cap Growth (formerly WRL Pilgrim Baxter Mid Cap Growth) Dreyfus Mid Cap (formerly WRL Dreyfus Mid Cap)
   Value Line Aggressive Growth (formerly WRL Value Line Aggressive Growth) Great Companies - America/SM/ (formerly WRL Great Companies - America/SM/) Great Companies - Technology/SM / (formerly WRL Great Companies -
     Technology/SM/)
   Great Companies - Global/2/ (formerly WRL Great Companies - Global/2/) Gabelli Global Growth (formerly WRL Gabelli Global Growth)
   LKCM Capital Growth (formerly WRL LKCM Capital Growth)

Variable Insurance Products Fund III (VIP III)
   Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 (Referred to as "Fidelity VIP III Growth Opportunities")

Variable Insurance Products Fund II (VIP II)
   Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 (Referred to as "Fidelity VIP II Contrafund(R)")

Variable Insurance Products Fund (VIP)
   Fidelity VIP Equity-Income Portfolio - Service Class 2 (Referred to as "Fidelity VIP Equity-Income")

The AEGON/Transamerica Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with AEGON/Transamerica Fund Advisers, Inc. (formerly WRL Investment Management, Inc.) ("AEGON/Transamerica Advisers") as investment adviser. Costs incurred in connection with the advisory services rendered by AEGON/Transamerica Advisers are paid by each Portfolio. AEGON/Transamerica Advisers has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by AEGON/Transamerica Advisers. The other three Funds have entered into participation agreements for each Portfolio with WRL.

Each period reported on within the financial statements reflects a full six or twelve month period except as follows:

Subaccount                             Inception Date
----------                             --------------
WRL C.A.S.E. Growth                      05/01/1996
WRL NWQ Value Equity                     05/01/1996
WRL International Equity (formerly WRL
 GE International Equity)                01/02/1997
WRL GE U.S. Equity                       01/02/1997
WRL Third Avenue Value                   01/02/1998
WRL J.P. Morgan Real Estate Securities   05/01/1998
WRL Goldman Sachs Growth                 07/01/1999
WRL Munder Net50 (formerly WRL Goldman
 Sachs Small Cap)                        07/01/1999
WRL T. Rowe Price Dividend Growth        07/01/1999
WRL T. Rowe Price Small Cap              07/01/1999
WRL Salomon All Cap                      07/01/1999
WRL Pilgrim Baxter Mid Cap Growth        07/01/1999
WRL Dreyfus Mid Cap                      07/01/1999
WRL Value Line Aggressive Growth         05/01/2000
WRL Great Companies - America/SM/        05/01/2000
WRL Great Companies - Technology/SM/     05/01/2000
WRL Great Companies - Global/2/          09/01/2000
WRL Gabelli Global Growth                09/01/2000
WRL LKCM Capital Growth                  02/05/2001

WRL Series Life Account

At June 30, 2001
(unaudited)

NOTE 1 -- (continued)

              Subaccount                            Inception Date
              ----------                            ----------
              Fidelity VIP III Growth Opportunities   05/01/2000
              Fidelity VIP II Contrafund(R)           05/01/2000
              Fidelity VIP Equity-Income              05/01/2000

Effective September 1, 2000, the Janus Global Portfolio is not available for investment to new policyowners. The portfolio remains open to the policyowners who purchased the Policy before September 1, 2000.

On February 5, 2001, WRL made initial contributions totaling $ 25,000 to the Life Account. The respective amounts of the contributions and units received are as follows:

Subaccount              Contribution Units
----------              ------------ -----
WRL LKCM Capital Growth   $ 25,000   2,500

The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A. Valuation of Investments and Securities Transactions

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. Federal Income Taxes

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- CHARGES AND DEDUCTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A. Policy Charges

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B. Life Account Charges

A daily charge equal to an annual rate of .90 % of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks for administrative services in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the period ended June 30, 2001 are as follows (in thousands):

                                Purchases    Proceeds
                                    of      from Sales
Subaccount                      Securities of Securities
----------                      ---------- -------------
WRL J.P. Morgan Money Market    $ 214,086    $ 226,952
WRL AEGON Bond                      8,134        1,700
WRL Janus Growth                   68,447       53,273
WRL Janus Global                   13,226       12,408
WRL LKCM Strategic Total Return     3,246        3,216
WRL Van Kampen Emerging Growth
 (formerly WRL VKAM Emerging
 Growth)                          175,414      165,911
WRL Alger Aggressive Growth        19,339        7,986
WRL AEGON Balanced                  2,165          972
WRL Federated Growth & Income      12,364        1,041
WRL Transamerica Value Balanced
 (formerly WRL Dean Asset
 Allocation)                        6,028        1,349
WRL C.A.S.E. Growth                 4,583        2,371
WRL NWQ Value Equity                4,815        1,703
WRL International Equity            2,668          998
WRL GE U.S. Equity                  4,356        1,135
WRL Third Avenue Value             10,591        1,536
WRL J.P. Morgan Real Estate
 Securities                         2,457        1,022

WRL Series Life Account

At June 30, 2001
(unaudited)



NOTE 4 -- (continued)

                                               Purchases    Proceeds
                                                   of      from Sales
         Subaccount                            Securities of Securities
         ----------                            ---------  ---------
         WRL Goldman Sachs Growth              $     881    $     206
         WRL Munder Net50                          2,553          248
         WRL T. Rowe Price Dividend Growth         1,632          700
         WRL T. Rowe Price Small Cap               2,725          763
         WRL Salomon All Cap                      15,277          414
         WRL Pilgrim Baxter Mid Cap Growth         9,949        4,147
         WRL Dreyfus Mid Cap                       3,307          785
         WRL Value Line Aggressive Growth            334          227
         WRL Great Companies - America/SM/         5,682          609
         WRL Great Companies -
          Technology/SM/                           3,252        1,048
         WRL Great Companies - Global/2/           1,253          410
         WRL Gabelli Global Growth                 4,276           87
         WRL LKCM Capital Growth                     204           57
         Fidelity VIP III Growth Opportunities       723          136
         Fidelity VIP II Contrafund(R)             1,116          129
         Fidelity VIP Equity-Income                2,883          694

NOTE 5 -- FINANCIAL HIGHLIGHTS

Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year.

NOTE 6 -- SUBSEQUENT EVENTS

Effective August 24, 2001 the portfolio name changed from Dean Asset Allocation to Transamerica Value Balanced and the subaccount from WRL Dean Asset Allocation to WRL Transamerica Value Balanced. Effective October 5, 2001, the portfolio name changed from GE International Equity to International Equity and the subaccount from WRL GE International Equity to WRL International Equity. These events will have happened subsequent to the unaudited financials.

                   Western Reserve Life Assurance Co. of Ohio
                         Balance Sheet - Statutory Basis
          (Dollars in thousands, except per share amounts)(Unaudited)
                               As of June 30, 2001

Admitted Assets
Cash and invested assets:
 Cash and short-term investments                        $   15,753
 Bonds                                                      85,020
 Common stock, at market                                     5,584
 Mortgage loans on real estate                              13,955
 Home office properties, at cost less accumulated
  depreciation                                              43,956
 Policy loans                                              291,441
 Other invested assets                                      16,685
 Short-term notes receivable from affiliates                26,500
                                                        ----------
Total cash and invested assets                             498,894

Net deferred taxes                                           9,325
Premiums deferred and uncollected                            1,158
Accrued investment income                                    1,375
Transfers from separate accounts due or accrued            444,014
Cash surrender value of life insurance policies             50,994
Other assets                                                 6,963
Separate account assets                                  8,937,935

                                                        ----------
Total admitted assets                                   $9,950,658
                                                        ==========


Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                407,416
  Annuity                                             323,957
 Policy and contract claim reserves                    15,191
 Other policyholders' funds                            12,116
 Remittances and items not allocated                   14,524
 Asset valuation reserve                                4,894
 Interest maintenance reserve                           5,559
 Payable to parent, subsidiaries and affiliates         2,791
 Other liabilities                                     92,350
 Separate account liabilities                       8,934,259
                                                   ----------
Total liabilities                                   9,813,057

Capital and surplus:
 Common stock, $1.00 par value, 3,000,000 shares
  authorized, 2,500,000 issued and outstanding          2,500
 Paid-in surplus                                      120,107
 Unassigned surplus                                    14,994
                                                   ----------
Total capital and surplus                             137,601
                                                   ----------
Total liabilities and capital and surplus          $9,950,658
                                                   ==========

                   Western Reserve Life Assurance Co. of Ohio
                   Statement of Operations - Statutory Basis
                       (Dollars in thousands)(Unaudited)
                     for the Six Months Ended June 30, 2001


Revenues:
   Premiums and other considerations, net of reinsurance
      Life                                                              $347,193
      Annuity                                                            363,900
   Net investment income                                                  21,561
   Amortization of interest maintenance reserve                              729
   Commissions and expense allowances on
     reinsurance ceded                                                       656
   Income from fees associated with investment management,
     administration and contract guarantees for separate accounts         10,884
   Other income                                                            9,010
                                                                        --------
                                                                         753,933

Benefits and expenses:
   Benefits paid or provided for:
      Life                                                                27,999
      Surrender benefits                                                 426,801
      Other benefits                                                      25,351
      Increase (decrease) in aggregate reserves for
        policies and contracts:
        Life                                                               6,721
        Annuity                                                           35,587
                                                                        --------
                                                                         522,459
Insurance expenses:
   Commissions                                                           100,437
   General insurance expenses                                             54,907
   Taxes, licenses and fees                                               11,403
   Transfer to separate accounts                                          94,526
   Others                                                                   (141)
                                                                        --------
                                                                         261,132
                                                                        --------
                                                                         783,591
                                                                        --------

Loss from operations before federal and foreign income
  tax benefit and net realized capital losses on
  investments                                                            (29,658)

Federal and foreign income tax benefit                                   (12,363)
                                                                        --------
Loss from operations before net realized
  capital gains on investments                                           (17,295)

Net realized capital gains on investments
  (net of related federal income taxes and
  amounts transferred to interest maintenance
  reserve)                                                                    68
                                                                        --------
Net loss                                                                $(17,227)
                                                                        ========

                   Western Reserve Life Assurance Co. of Ohio
          Statement of Changes in Capital and Surplus - Statutory Basis
                       (Dollars in thousands)(Unaudited)


                                                                                                                    Total
                                                                                                 Unassigned        Capital
                                                                 Common          Paid-in          Surplus            and
                                                                  Stock          Surplus         (Deficit)         Surplus
                                                             -------------------------------------------------------------------
Balance at January 1, 2001                                       $   2,500       $  120,107      $    23,537       $  146,144
 Net loss                                                                0                0          (17,227)         (17,227)
 Change in net unrealized capital losses                                 0                0              (90)             (90)
 Change in net deferred income tax                                       0                0            4,458            4,458
 Change in non-admitted assets                                           0                0           (7,399)          (7,399)
 Change in asset valuation reserve                                       0                0             (168)            (168)
 Change in surplus in separate accounts                                  0                0             (709)            (709)
 Change is accounting principles                                         0                0           12,312           12,312
 Tax benefits on stock options exercised                                 0                0              280              280
                                                             -------------------------------------------------------------------
Balance at June 30, 2001                                         $   2,500       $  120,107      $    14,994       $  137,601
                                                             ===================================================================


                   Western Reserve Life Assurance Co. of Ohio
                    Statement of Cash Flow - Statutory Basis
                       (Dollars in thousands)(Unaudited)
                     for the Six Months Ended June 30, 2001




Operating Activities
Premiums and other considerations, net of reinsurance               $   731,741
Net investment income                                                    22,771
Life and accident and health claims                                     (27,081)
Surrender benefits and withdrawals for life contracts                  (426,824)
Other benefits to policyholders                                         (25,216)
Commissions, other expenses and other taxes                            (172,013)
Net transfers to separate accounts                                      (60,089)
Federal income taxes received                                            76,197
Other, net                                                              (50,595)
                                                                    ------------
  Net cash provided by operating activities                              68,891


Investing Activities
Proceeds from investments sold, matured or repaid:
  Bonds                                                                  19,951
  Mortgage loans on real estate                                             136
                                                                    ------------
                                                                         20,087

Cost of investments acquired:
  Bonds                                                                 (11,705)
  Stocks                                                                    (50)
  Real estate                                                               (13)
  Policy loans                                                           (7,106)
  Other invested assets                                                  (7,778)
  Other                                                                    (185)
                                                                    ------------
                                                                        (26,837)
                                                                    ------------
  Net cash used in investing activities                                  (6,750)


Financing Activities
Payment of short-term note payable to
  affiliate, net                                                        (71,400)
Deposits on deposit-type contracts and other liabilities
  without life or disability contingencies                                  363
Withdrawals on deposit-type contracts and other liabilities
  without life or disability contingencies                                 (816)
                                                                    ------------
  Net cash used in financing activities                                 (71,853)
                                                                    ------------
Decrease in cash and short-term investments                              (9,712)
Cash and short-term investments at beginning of year                     25,465
                                                                    ------------
Cash and short-term investments at end of period                    $    15,753
                                                                    ============

                   Western Reserve Life Assurance Co. of Ohio
                Notes to Financial Statements - Statutory Basis
                       (Dollars in thousands)(Unaudited)
                     for the Six Months Ended June 30, 2001

1. Basis of Presentation

The accompanying unaudited statutory basis financial statements have been prepared in accordance with statutory accounting principles for interim financial information and the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all the information and notes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six month period ended June 30, 2001 are not necessarily indicative of the results that may be expected for the year ended December 31, 2001. For further information, refer to the accompanying statutory basis financial statements and notes thereto for the year ended December 31, 2000.

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Ohio. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual - Version effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Ohio Commissioner of Insurance.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual - Version effective January 1, 2001 are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus that would have been reported at the date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned funds (surplus), by $12,312 as of January 1, 2001. Making up the majority of this amount was the establishment of deferred tax assets in the amount of $12,696.

                         WRL FREEDOM WEALTH PROTECTOR(R)
                       SUPPLEMENT DATED OCTOBER 5, 2001 TO
                  PROSPECTUS DATED MAY 1, 2001 AS SUPPLEMENTED
                        JULY 23, 2001 AND AUGUST 24, 2001

Effective October 5, 2001, American Century Investment Management, Inc. will become sub-adviser to the International Equity (formerly, GE International Equity) portfolio of the AEGON/Transamerica Series Fund, Inc. Effective March 1, 2002, the name of the International Equity will be changed to American Century International. Prior to October 5, 2001, GE International Equity was sub-advised by GE Asset Management Incorporated.

The following information is added to page 6 of the Prospectus under the heading "Investment Options":

AEGON/TRANSAMERICA SERIES FUND, INC.

     WRL International Equity (formerly, WRL GE International Equity)

The following information is added to the Portfolio Annual Expense Table on page 14 of the Prospectus:


                                        Management       Other     Rule 12b-1     Total Portfolio
             Portfolio                     Fees         Expenses      Fees        Annual Expenses
------------------------------------- ---------------- ----------- ------------ --------------------
International Equity                      1.00%*         0.20%         N/A             1.20%
------------------------------------- ---------------- ----------- ------------ --------------------


The following is added to the table in footnote (8) on page 15 of the
Prospectus:


                                           Expense        Reimbursement       Expense Ratio Without
             Portfolio                      Limit            Amount               Reimbursement
------------------------------------- ---------------- -------------------- --------------------------
International Equity                      1.20%*               N/A                     N/A
------------------------------------- ---------------- -------------------- --------------------------

* Effective March 1, 2002, this expenses limit will be increased to 1.50%.

The following information replaces the information regarding GE International Equity on pages 20 of the Prospectus under the heading "The Separate Account and the Portfolios - The Funds":


             Portfolio                      Sub-Adviser or Adviser               Investment Objective
------------------------------------- ----------------------------------- -----------------------------------
International Equity                  American Century Investment         Seeks long-term growth of capital.
                                      Management, Inc.
------------------------------------- ----------------------------------- -----------------------------------

All other references throughout the prospectus to WRL GE International Equity are changed to WRL International Equity.

                         WRL FREEDOM WEALTH PROTECTOR(R)
                       SUPPLEMENT DATED AUGUST 24, 2001 TO
                  PROSPECTUS DATED MAY 1, 2001 AS SUPPLEMENTED
                                  JULY 23, 2001

Effective August 25, 2001, Transamerica Investment Management, LLC will become sub-adviser to the Transamerica Value Balanced (formerly, Dean Asset Allocation) portfolio of the AEGON/Transamerica Series Fund, Inc. Prior to August 25, 2001, Dean Asset Allocation was sub-advised by Dean Investment Associates.

The following information is added to page 6 of the Prospectus under the heading "Investment Options":

AEGON/TRANSAMERICA SERIES FUND, INC.

     WRL Transamerica Value Balanced (formerly, WRL Dean Asset Allocation)

The following information is added to the Portfolio Annual Expense Table on page 14 of the Prospectus:


                                        Management       Other     Rule 12b-1     Total Portfolio
             Portfolio                     Fees         Expenses      Fees        Annual Expenses
------------------------------------- ---------------- ----------- ------------ --------------------
Transamerica Value Balanced               0.80%*         0.20%         N/A             1.00%
------------------------------------- ---------------- ----------- ------------ --------------------

* Effective August 27, 2001, this fee will be reduced to 0.75%.

The following is added to the table in footnote (8) on page 15 of the
Prospectus:

                                           Expense        Reimbursement       Expense Ratio Without
             Portfolio                      Limit            Amount               Reimbursement
------------------------------------- ---------------- -------------------- --------------------------
Transamerica Value Balanced                1.00%               N/A                     N/A
------------------------------------- ---------------- -------------------- --------------------------

The following information replaces the information regarding Dean Asset Allocation on pages 20 of the Prospectus under the heading "The Separate Account and the Portfolios - The Funds":

        Portfolio                      Sub-Adviser or Adviser                 Investment Objective
------------------------------------ ----------------------------------- ---------------------------------
Transamerica Value Balanced           Transamerica Investment            Seeks preservation of capital and
                                      Management, LLC                    competitive investment returns.
------------------------------------ ----------------------------------- ---------------------------------

All other references throughout the prospectus to WRL Dean Asset Allocation are changed to WRL Transamerica Value Balanced.

PROSPECTUS

May 1, 2001 as Supplemented July 23, 2001


                        WRL FREEDOM WEALTH PROTECTOR(R)

                                 issued through

                             WRL Series Life Account

                                       by

                       Western Reserve Life Assurance Co.

                                     of Ohio

                              570 Carillon Parkway

                         St. Petersburg, Florida 33716

                                 1-800-851-9777

                                 (727) 299-1800

     A JOINT SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


                                      Consider carefully the risk factors
                                      beginning on page 10 of this prospectus.

                                      An investment in this Policy is not a bank deposit. The Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                      If you already own a life insurance
                                      policy, it may not be to your advantage to buy additional insurance or to replace your policy with the Policy described in this prospectus.

                                      Prospectuses for the portfolios of:
                                      AEGON/Transamerica Series Fund, Inc.
                                      (formerly, WRL Series Fund, Inc.);
                                      Variable Insurance Products Fund (VIP);
                                      Variable Insurance Products Fund II (VIP
                                      II); and Variable Insurance Products Fund
                                      III (VIP III) must accompany this
                                      prospectus. Certain portfolios may not be available in all states. Please read these documents before investing and save them for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Glossary.....................................................................  1

Policy Summary...............................................................  5

Risk Summary................................................................. 10

Portfolio Annual Expense Table............................................... 14

Western Reserve and the Fixed Account........................................ 16
       Western Reserve....................................................... 16
       The Fixed Account..................................................... 16

The Separate Account and the Portfolios...................................... 17
       The Separate Account.................................................. 17
       The Funds............................................................. 17
       Addition, Deletion, or Substitution of Investments.................... 22
       Your Right to Vote Portfolio Shares................................... 22

The Policy................................................................... 23
       Purchasing a Policy................................................... 23
       Tax-Free  "Section 1035"  Exchanges................................... 23
       Underwriting Standards................................................ 24
       When Insurance Coverage Takes Effect.................................. 24
       Ownership Rights...................................................... 26
       Policy Split Option................................................... 28
       Canceling a Policy.................................................... 29

Premiums..................................................................... 29
       Premium Flexibility................................................... 29
       Planned Periodic Payments............................................. 29
       Minimum Monthly Guarantee Premium..................................... 30
       No Lapse Period....................................................... 30
       Premium Limitations................................................... 30
       Making Premium Payments............................................... 31
       Allocating Premiums....................................................31

Policy Values................................................................ 32
       Cash Value............................................................ 32
       Net Surrender Value................................................... 33
       Subaccount Value...................................................... 33
       Subaccount Unit Value................................................. 33
       Fixed Account Value................................................... 34

Transfers.................................................................... 34
       General............................................................... 34
       Fixed Account Transfers............................................... 36
       Conversion Rights..................................................... 37
       Dollar Cost Averaging................................................. 37
       Asset Rebalancing Program............................................. 38
       Third Party Asset Allocation Services................................. 39

Charges and Deductions....................................................... 39
       Premium Charge........................................................ 40
       Monthly Deduction..................................................... 40
       Mortality and Expense Risk Charge..................................... 42

            This Policy is not available in the State of New York.

       Surrender Charge...................................................... 42
       Transfer Charge....................................................... 45
       Cash Withdrawal Charge................................................ 46
       Taxes................................................................. 46
       Portfolio Expenses.................................................... 46
       Group or Sponsored Policies........................................... 46
       Associate Policies.................................................... 47

Death Benefit................................................................ 48
       Death Benefit Proceeds................................................ 48
       Base Policy Death Benefit............................................. 48
       Effects of Cash Withdrawals on the Death Benefit...................... 50
       Choosing Death Benefit Options........................................ 50
       Changing the Death Benefit Option..................................... 50
       Decreasing the Specified Amount....................................... 51
       No Increases in the Specified Amount.................................. 51
       Payment Options....................................................... 51

Surrenders and Cash Withdrawals.............................................. 51
       Surrenders............................................................ 51
       Cash Withdrawals...................................................... 52

Loans........................................................................ 53
       General............................................................... 53
       Interest Rate Charged................................................. 54
       Loan Reserve Interest Rate Credited................................... 54
       Effect of Policy Loans................................................ 54

Policy Lapse and Reinstatement............................................... 55
       Lapse................................................................. 55
       No Lapse Period....................................................... 55
       Reinstatement......................................................... 56

Federal Income Tax Considerations............................................ 57
       Tax Status of the Policy.............................................. 57
       Tax Treatment of Policy Benefits...................................... 57

Other Policy Information..................................................... 60
       Our Right to Contest the Policy....................................... 60
       Suicide Exclusion..................................................... 61
       Misstatement of Age or Gender......................................... 61
       Modifying the Policy.................................................. 61
       Benefits at Maturity.................................................. 61
       Payments We Make...................................................... 62
       Settlement Options.................................................... 62
       Reports to Owners..................................................... 64
       Records............................................................... 64
       Policy Termination.................................................... 64

Supplemental Benefits (Riders)............................................... 64
       Joint Insured Term Rider.............................................. 65
       Individual Insured Rider.............................................. 65
       Wealth Protector Rider................................................ 65
       Terminal Illness Accelerated Death Benefit Rider...................... 65

IMSA......................................................................... 66
Performance Data............................................................. 67
       Rates of Return....................................................... 67
       Hypothetical Illustrations Based on Subaccount Performance............ 70

       Other Performance Data in Advertising Sales Literature...............  84
       Western Reserve's Published Ratings..................................  84

Additional Information......................................................  85
       Sale of the Policies.................................................  85
       Legal Matters........................................................  85
       Legal Proceedings....................................................  85
       Variations in Policy Provisions......................................  86
       Experts..............................................................  86
       Financial Statements.................................................  86
       Additional Information about Western Reserve.........................  87
       Western Reserve's Directors and Officers.............................  88
       Additional Information about the Separate Account....................  91

Appendix A -- Illustrations.................................................  92

Appendix B -- Wealth Indices of Investments in the U.S. Capital Market......  96

Index to Financial Statements...............................................  98
       WRL Series Life Account..............................................  99
       Western Reserve Life Assurance Co. of Ohio........................... 136

Glossary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

accounts                The options to which you can allocate your
                        money. The accounts include the fixed account
                        and the subaccounts in the separate account.
                       -------------------------------------------------
attained age            The issue age of each joint insured, plus the number
                        of completed years since the Policy date.
                       -------------------------------------------------
Base Policy             The WRL Freedom Wealth Protector variable life
                        insurance policy without any supplemental riders.
                       -------------------------------------------------
beneficiary(ies)        The person or persons you select to receive the death
                        benefit from this Policy. You can name a primary
                        beneficiary and contingent beneficiaries.
                       -------------------------------------------------
cash value              The sum of your Policy's value in the subaccounts
                        and the fixed account. If there is a Policy loan
                        outstanding, the cash value includes any amounts
                        held in our fixed account to secure the Policy loan.
                       -------------------------------------------------
death benefit           The amount we will pay to the beneficiary(ies) on the
proceeds                surviving insured's death. We will reduce the death
                        benefit proceeds by the amount of any outstanding
                        loan amount and any due and unpaid monthly deductions.
                        We will increase the death benefit proceeds by any
                        interest you paid in advance on the loan for the
                        period between the date of death and the next
                        Policy anniversary.
                       -------------------------------------------------
fixed account           An option to which you may allocate premiums and
                        cash value. We guarantee that any amounts you
                        allocate to the fixed account will earn interest at
                        a declared rate. New Jersey residents: the fixed
                        account is not available to you.
                       -------------------------------------------------
free-look period        The period during which you may return the Policy
                        and receive a refund as described in this prospectus.
                        The length of the free-look period varies by state.
                        The free-look period is listed in the Policy.
                       -------------------------------------------------
funds                   Investment companies which are registered
                        with the U.S. Securities and Exchange Commission.
                        The Policy allows you to invest in the portfolios
                        of the funds through our subaccounts. We reserve
                        the right to add other registered investment
                        companies to the Policy in the future.
                       -------------------------------------------------
in force                While coverage under the Policy is active and
                        both insureds' lives remains insured.
                       -------------------------------------------------
initial premium         The amount you must pay before insurance
                        coverage begins under this Policy. The initial
                        premium is shown on the schedule page of
                        your Policy.
                       -------------------------------------------------
issue age               Each joint insured's age on his or her birthday
                        nearest to the Policy date.
                       -------------------------------------------------
joint insureds          The persons whose lives are insured by this
                        Policy.
                       -------------------------------------------------
lapse                   When life insurance coverage ends because you do not
                        have enough cash value in the Policy to pay the monthly
                        deduction, the surrender charge and any outstanding
                        loan amount, and you have not made a sufficient payment
                        by the end of a grace period.
                       -------------------------------------------------

loan amount             The total amount of all outstanding Policy loans,
                        including both principal and interest due.
                       -------------------------------------------------
loan reserve            A part of the fixed account to which amounts are
                        transferred as collateral for Policy loans.
                       -------------------------------------------------
maturity date           The Policy anniversary nearest the younger joint
                        insured's 100th birthday, if either joint insured
                        is living and the Policy is still in force. It is
                        the date when life insurance coverage under this
                        Policy ends. You may continue coverage, at your
                        option, under the Policy's extended maturity date
                        benefit provision.
                       -------------------------------------------------
minimum monthly         The amount shown on your Policy schedule page
guarantee premium       (unless changed when you change death benefit
                        options, decrease the specified amount, or add
                        or increase a rider) that we use during the no
                        lapse period to determine whether a grace period
                        will begin. We will adjust the minimum monthly
                        guarantee premium if you change death benefit
                        options, decrease the specified amount, or
                        increase or add a rider. We make this determination
                        whenever your net surrender value is not enough
                        to meet monthly deductions.
                       -------------------------------------------------
Monthiversary           This is the day of each month when we determine
                        Policy charges and deduct them from cash value.
                        It is the same date each month as the Policy date.
                        If there is no valuation date in the calendar
                        month that coincides with the Policy date in a
                        calendar month, the Monthiversary is the next
                        valuation date.
                       -------------------------------------------------
monthly deduction       The monthly Policy charge, plus the monthly cost
                        of insurance charge, plus the monthly death
                        benefit guarantee charge, plus the monthly charge
                        for any riders added to your Policy.
                       -------------------------------------------------
net premium             The part of your premium that we allocate to the
                        fixed account or the subaccounts. The net premium
                        is equal to the premium you paid minus the premium
                        expense charge.
                       -------------------------------------------------
net surrender           The amount we will pay you if you surrender the
value                   Policy while it is in force. The net surrender
                        value on the date you surrender is equal to: the
                        cash value, minus any surrender charge, minus any
                        outstanding loan amount, plus any interest you
                        paid in advance on the loan for the period
                        between the date of surrender and the next Policy
                        anniversary.
                       -------------------------------------------------
no lapse date           Either (1) the later of target premium attained
                        age 65 or five Policy years, or (2) the later of
                        target premium attained age 75 or ten Policy
                        years. You select the no lapse date on the
                        Policy application.
                       -------------------------------------------------
no lapse period         The period of time between the Policy date and
                        the no lapse date during which the Policy will
                        not lapse if certain conditions are met.
                       -------------------------------------------------
office                  Our administrative office and mailing address is
                        P.O. Box 5068, Clearwater, Florida 33758-5068.
                        Our street address is 570 Carillon Parkway,
                        St. Petersburg, Florida 33716. Our phone number
                        is 1-800-851-9777, extension 6539. Our hours are
                        Monday - Friday from 8:00 a.m. - 7:00 p.m.
                        Eastern time.
                       -------------------------------------------------
planned periodic        A premium payment you make in a level amount at
premium                 a fixed interval over a specified period of time.
                       -------------------------------------------------

                                        2

Policy date        The date when our underwriting process is complete, full
                   life insurance coverage goes into effect, we begin to make the monthly deductions, and your initial net premium is
                   allocated to the WRL J.P. Morgan Money Market subaccount. The
                   Policy date is shown on the schedule page of your Policy. We measure Policy months, years, and anniversaries from the
                   Policy date.
                   -------------------------------------------------------------

portfolio          One of the separate investment portfolios of a fund.
                   -------------------------------------------------------------

premiums           All payments you make under the Policy other than loan
                   repayments.
                   -------------------------------------------------------------

record date        The date we record your Policy on our books as an in force
                   Policy, and we allocate your cash value from the WRL J.P.
                   Morgan Money Market subaccount to the accounts that you
                   elected on your application.
                   -------------------------------------------------------------

separate account   The WRL Series Life Account. It is a separate investment
                   account that is divided into subaccounts. We established the separate account to receive and invest net premiums under the
                   Policy and other variable life insurance policies we issue.
                   -------------------------------------------------------------

specified amount   The minimum death benefit we will pay under the Policy
                   provided the Policy is in force. It is the amount shown on the Policy's schedule page, unless you decrease the
                   specified amount. In addition, we will reduce the specified amount by the dollar amount of any cash withdrawal if you
                   choose the Option A (level) death benefit.
                   -------------------------------------------------------------

subaccount         A subdivision of the separate account that invests
                   exclusively in shares of one investment portfolio of a fund.
                   -------------------------------------------------------------

surrender charge   If, during the first 15 Policy years, you fully surrender the
                   Policy, we will deduct a surrender charge from the cash
                   value.
                   -------------------------------------------------------------
surviving insured  The joint insured who remains alive after the other joint insured has died.
                   -------------------------------------------------------------

target premium     The target premium attained age is the target premium
attained age       age plus the number of completed Policy years. The target
                   premium age equals the average of the joint insureds' issue ages, rounded down, but no more than the younger joint
                   insured's age plus ten years.
                   -------------------------------------------------------------

termination        When either of the joint insured's lives is no longer insured under the Policy.
                   -------------------------------------------------------------

valuation date     Each day the New York Stock Exchange is open for trading.
                   Western Reserve is open for business whenever the New York
                   Stock Exchange is open.
                   -------------------------------------------------------------

valuation period   The period of time over which we determine the change in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange
                   (currently 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York Stock
                   Exchange on the next valuation date.
                   -------------------------------------------------------------

we, us, our
(Western           Western Reserve Life Assurance Co. of Ohio.
Reserve)
                   -------------------------------------------------------------

written notice     The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be
                   complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our office.
                   -------------------------------------------------------------

you, your,         The person(s) who owns the Policy, and who may exercise all
(owner(s) or       rights under the Policy while either or both joint insureds
policyowner(s))    are living. If two owners are named, the Policy will be owned jointly and the consent of each owner will be required to
                   exercise ownership rights.
                   -------------------------------------------------------------

                                        4

Policy Summary                                   WRL Freedom Wealth Protector(R)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     This summary provides only a brief overview of the more important features of the Policy. More detailed information about the Policy appears later in this prospectus. Please read the remainder of this prospectus carefully.

The Policy in General

     The WRL Freedom Wealth Protector(R) is a joint survivorship flexible premium variable life insurance policy. The Policy insures two lives with a death benefit payable on the death of the surviving insured. Joint insureds may be both male, both female or male and female. The insured will be the surviving insured of the joint insureds stated in the Policy.

     The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. (See Risk Summary p. 10.) You should consider the Policy in conjunction with other insurance you own. The Policy is not suitable as a short-term savings vehicle.

     A few of the Policy features listed below are not available in all states, may vary depending upon when your Policy was issued and may not be suitable for your particular situation. Certain states place restrictions on some of the Policy features. Please consult your agent and refer to your Policy for details.

Premiums

 .   You select a payment plan but are not required to pay premiums according to the plan.
    You can vary the frequency and amount, within limits, and can skip premium payments.
 .   Unplanned premiums may be made, within limits.
 .   Premium payments must be at least $100 per month.
 .   You increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium.
 .   Until the no lapse date shown on your Policy schedule page, we guarantee that your Policy will not lapse, so long as on any Monthiversary you have paid total premiums (minus any cash withdrawals and minus any outstanding loan amount) that equal or exceed the sum of the minimum monthly guarantee premiums in effect for each month from the Policy date up to and including the current month. If you take a cash withdrawal or a loan, you may need to pay additional premiums in order to keep the no lapse guarantee in place.
 .   The minimum monthly guarantee premium on the Policy date is shown on your
    Policy schedule page. We will adjust the minimum monthly guarantee premium if you change death benefit options, decrease the specified amount, or increase or add a rider.
 .   Under certain circumstances, extra premiums may be required to prevent lapse.
 .   Once we deliver your Policy, the free-look period begins. You may return the
    Policy during this period and receive a refund.

Deductions From Premium Before We Place it in a Subaccount and/or the Fixed Account

 . For the first ten Policy years: 6.0% premium expense charge.
 . After the tenth year: 2.5% premium expense charge

Investment Options

     Subaccounts. Over the lifetime of your Policy, you may direct the money in your Policy to a total of 18 subaccounts of the WRL Series Life Account (the fixed account counts as one subaccount). For administrative reasons, we currently limit the number of subaccounts in which you can invest during the lifetime of your Policy to 18 subaccounts (including the fixed account). Even if you remove all the cash value from one subaccount, that subaccount will still show as active with a cash value of zero. You will be able to allocate future monies back into this subaccount but you will not be able to designate it as a different subaccount. For example, you allocate monies to the WRL Janus Growth subaccount. After a year, you decide to transfer that money to the WRL LKCM Strategic Total Return subaccount, the WRL Janus Growth subaccount will still show as an active subaccount (and count toward the 18 subaccount maximum) even though you have no cash value in it. You could allocate or transfer future monies into the WRL Janus Growth subaccount. Each subaccount invests exclusively in one investment portfolio of a fund. The money you place in the subaccounts is not guaranteed. The value of each subaccount will increase or decrease, depending on investment performance of the corresponding portfolio. You could lose some or all of your money.

The portfolios available to you are:

AEGON/TRANSAMERICA SERIES FUND, INC.*


[ ] Munder Net50**
[ ] Van Kampen Emerging Growth
    (formerly, WRL VKAM Emerging Growth)
[ ] T. Rowe Price Small Cap
[ ] Pilgrim Baxter Mid Cap Growth
[ ] Alger Aggressive Growth
[ ] Third Avenue Value
[ ] Value Line Aggressive Growth
[ ] GE International Equity
[ ] Janus Global***
[ ] Gabelli Global Growth
[ ] Great Companies -- Global/2/
[ ] Great Companies -- Technology/SM/
[ ] Janus Growth
[ ] LKCM Capital Growth
[ ] Goldman Sachs Growth
[ ] GE U.S. Equity
[ ] Great Companies -- America/SM/
[ ] Salomon All Cap
[ ] C.A.S.E. Growth
[ ] Dreyfus Mid Cap
[ ] NWQ Value Equity
[ ] T. Rowe Price Dividend Growth
[ ] Dean Asset Allocation
[ ] LKCM Strategic Total Return
[ ] J.P. Morgan Real Estate Securities
[ ] Federated Growth & Income
[ ] AEGON Balanced
[ ] AEGON Bond
[ ] J.P. Morgan Money Market

 * Prior to May 1, 2001, this fund was known as WRL Series Fund, Inc. Because of the fund's name change we have deleted the "WRL" from each portfolio's name. However, when we refer to the fund's subaccounts, we will continue to use the "WRL" in front of each subaccount name.

** Prior to May 1, 2001, this portfolio was known as WRL Goldman Sachs Small Cap and was sub-advised by Goldman Sachs Asset Management. Effective May 1, 2001, this portfolio will be sub-advised by Munder Capital Management and will be available only to policyowners who purchased the Policy prior to May 1, 2001. Effective May 29, 2001, this portfolio will be available for investment to all policyowners.

     *** This portfolio is only available to policyowners who purchased the Policy before September 1, 2000.

VARIABLE INSURANCE PRODUCTS FUND (VIP)
[ ] Fidelity VIP Equity-Income Portfolio -- Service Class 2

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
[ ] Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
[ ] Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2

     Fixed Account. You may also direct the money in your Policy to the fixed account. The fixed account will count as one of your allowed 18 subaccounts. Money you place in the fixed account is guaranteed, and will earn interest at a current interest rate declared from time to time. The annual interest rate will equal at least 4.0%. The fixed account is not available to residents of New Jersey.

Cash Value

 .   Cash value equals the sum of your Policy's value in the subaccounts and the fixed account. If there is a loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.
 .   Cash value varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals, and Policy loans).
 .   Cash value is the starting point for calculating important values under the
    Policy, such as net surrender value and the death benefit.
 .   There is no guaranteed minimum cash value. The Policy may lapse if you do not have sufficient cash value in the Policy to pay the monthly deductions, the surrender charge and/or any outstanding loan amount (including interest you owe on any Policy loan(s)).
 .   The Policy will not lapse during the no lapse period so long as you have paid sufficient premiums.

Transfers

 .    You can transfer cash value among the subaccounts and the fixed account. We charge a $10 transfer processing fee for each transfer after the first 12 transfers in a Policy year.
 .    You may make transfers in writing, by telephone or by fax.
 .    Policy loans reduce the amount of cash value available for transfers.
 .    Dollar cost averaging and asset rebalancing programs are available.
 .    You may make one transfer per Policy year from the fixed account, and we must receive your request to transfer from the fixed account within 30 days after a Policy anniversary unless you select dollar cost averaging from the fixed account. The amount of your transfer is limited to the greater of:

     .    25% of your value in the fixed account; or
     . the amount you transferred from the fixed account in the preceding Policy year.

Charges and Deductions

 .   Premium expense charge: We deduct 6.0% from each premium payment during the first ten Policy years. After the tenth year we reduce the charge to 2.5%.
 .   Monthly Policy charge: We deduct $5.00 from your cash value each month. We may increase this charge but we guarantee that it will not exceed $10.00.
 .   Monthly death benefit guarantee charge: We deduct this charge from your cash value each month. The amount of this charge is shown on the schedule page of your Policy and will be $0.04 for each $1,000 of your initial specified amount. We will deduct this charge only until the no lapse date you chose on the application.
 .   Cost of insurance charges: Deducted monthly from your cash value. Your charges vary each month with each joint insured's attained age, gender, the specified amount, the death benefit option you choose, and the investment experience of the portfolios in which you invest.
 .   Mortality and expense risk charge: Deducted daily from each subaccount at an annual rate of 0.90% of your average daily net assets of each subaccount.
 .   Surrender charge: Deducted when a full surrender occurs during the first 15
    Policy years. One portion is a deferred issue charge equal to $5.00 per thousand of initial specified amount. The other is calculated by multiplying total premiums paid up to the guideline premium by 26.5%, and any premium paid above the guideline premium by smaller percentages that vary by issue age and gender. See Charges and Deductions -- Surrender Charge p. 42. We reduce the total surrender charge at the rate of 20% per year, beginning in Policy year 11, until it reaches zero at the end of the 15th Policy year. This charge may be significant. You may have no net surrender value if you surrender your Policy in the first few Policy years.
 .   Transfer fee: We deduct $10 for each transfer in excess of 12 per Policy year.
 .   Rider charges: We deduct charges each month for the optional insurance benefits (riders) you select. Each rider will have its own charge.
 .   Cash withdrawal fee: We deduct a processing fee for cash withdrawals equal to the lesser of $25 or 2% of the withdrawal.
 .   Portfolio expenses: The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. You pay these fees and expenses indirectly. These fees and expenses currently range from 0.44% to 1.20% annually, depending on the portfolio. See Portfolio Annual Expense Table p. 14. See also the fund prospectuses.

Loans

 .   After the first Policy year (as long as your Policy is in force), you may take a loan against the Policy up to 90% of the cash value, less any surrender charge and any already outstanding loan amount.
 .   We may permit a loan before the first anniversary for Policies issued pursuant to 1035 Exchanges.
 .   The minimum loan amount is generally $500.

 .   You may request a loan either by calling us or by writing or faxing us written instructions.
 .   We charge 5.2% interest annually. You will be charged the interest in advance each year on any outstanding loan amount.
 .   To secure the loan, we transfer a portion of your cash value to a loan reserve account. The amount we transfer is equal to the loan plus interest in advance until the next Policy anniversary. The loan reserve account is part of the fixed account. You will earn at least 4.0% interest on amounts in the loan reserve account.
 .   Federal income taxes and a penalty tax may apply to loans you take against the Policy.
 .   There are risks involved in taking a Policy loan. See Risk Summary p. 10.

Base Policy Death Benefit

 .   You must choose one of two death benefit options. We offer the following:
     .    Option A is the greater of:
          .    the current specified amount, or
          .    a specified percentage, multiplied by the Policy's cash value on the date of the surviving insured's death.

     .    Option B is the greater of:
          . the current specified amount, plus the Policy's cash value on the date of the surviving insured's death, or
          . a specified percentage, multiplied by the Policy's cash value on the date of the surviving insured's death.

 .   So long as the Policy does not lapse, the minimum death benefit we pay under any option will be the current specified amount.
 .   The minimum specified amount for a Policy is $100,000. We will state the minimum specified amount in your Policy. You cannot decrease the specified amount below this minimum.
 .   We will reduce the death benefit proceeds by the amount of any outstanding
    Policy loan, and any due and unpaid charges.
 .   We will increase the death benefit proceeds by any additional insurance benefits you add by rider, and any interest you paid in advance on any loan for the period between the date of death and the next Policy anniversary.
 .   After the third Policy year, you may change the death benefit option or decrease the specified amount (but not both) once each Policy year. A change in death benefit option or a decrease in specified amount cannot reduce your specified amount below the minimum specified amount as shown in your Policy.
 .   Under current tax law, the death benefit should be income tax free to the beneficiary.
 .   The death benefit is available in a lump sum or a variety of payout options.

Cash Withdrawals and Surrenders
 .   You may take one withdrawal of cash value per Policy year after the first
    Policy year.
 .   The amount of the withdrawal must be:
     .    no less than $500; and
     .    no more than 10% of the net surrender value.
 .   We will deduct a processing fee equal to $25 or 2% of the amount you withdraw (whichever is less) from the withdrawal, and we will pay you the balance.
 .   There is no surrender charge assessed when you take a cash withdrawal.

 .   A cash withdrawal will reduce the death benefit by at least the amount of the withdrawal.
 .   If you choose death benefit Option A, we will reduce the current specified amount by the dollar amount of the withdrawal.
 .   Federal income taxes and a penalty tax may apply to cash withdrawals and surrenders.
 .   You may fully surrender the Policy at any time before the insured's death or the maturity date. You will receive the net surrender value (cash value, minus any surrender charge, minus any outstanding loan amount, plus any interest you paid in advance on the loan for the period between the surrender date and the next Policy anniversary). The surrender charge will apply during the first 15 Policy years.

Compensation

 .   We will pay sales commissions to our life insurance agents who are registered representatives of broker-dealers. Other payments may be made for other services related to sale of the Policies. For a discussion of these arrangements, see Sale of the Policies.

Inquiries

    If you need more information, please contact us at:

                   Western Reserve Life
                   P.O. Box 5068
                   Clearwater, Florida 33758-5068
                   1-800-851-9777, extension 6539
                   (Our hours are Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern time) www.westernreserve.com

Risk Summary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Investment       If you invest your cash value in one or more subaccounts, you
Risk             will be subject to the risk that investment performance could be unfavorable and that the cash value of your Policy would decrease. You could lose everything you invest, and your
                 Policy could lapse. If you select the fixed account, your cash value in the fixed account is credited with a declared rate of interest, but you assume a risk that the rate may decrease, although it will never be lower than a guaranteed minimum
                 annual effective rate of 4.0%.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Risk of Lapse   If your Policy fails to meet certain conditions, we will notify you that the Policy has entered a 61-day grace period and will lapse unless you make a sufficient payment during the grace period.

                 Your Policy contains a no lapse period. Your Policy will not lapse before the no lapse date stated in your Policy, as long as you pay sufficient minimum monthly guarantee premiums. If you do not pay these premiums, you will automatically lose the no lapse guarantee and you will increase the risk that your Policy will lapse. In addition, if you take a cash withdrawal or


$$ END


                    Policy loan, you will increase the risk of losing the no lapse guarantee. We deduct the total amount of your withdrawals and any outstanding loans from your premiums paid when we determine whether your minimum monthly guarantee premiums are high enough to keep the no lapse period in effect.

                    If you change death benefit options, decrease the specified amount or add or increase a rider, we will adjust the amount of your minimum monthly guarantee premium.

                    Before you take a cash withdrawal, loan, decrease the specified amount, or increase or add a rider, you should consider carefully the effect it will have on the no lapse guarantee.

                    After the no lapse period, your Policy may lapse if loans, withdrawals, the monthly deduction of insurance charges, and insufficient investment returns reduce the net surrender value to zero. The Policy will enter a grace period if on any Monthiversary the net surrender value (that is, the cash value, minus the surrender charge, and minus any outstanding loan amount) is not enough to pay the monthly deduction due.

                    A Policy lapse will have adverse tax con- sequences. See
                    Federal Income Tax Considerations p. 57 and Policy Lapse and Reinstatement p. 55.

                    You may reinstate this Policy within five years after it has lapsed (and prior to the maturity date), if the joint insureds meet the insurability requirements and you pay the amount we require.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tax Risks           A Policy must satisfy certain requirements set forth in the
(Income Tax         Internal Revenue Code in order to qualify as life insurance
and MEC)            for federal income tax purposes. It is reasonable to
                    conclude that the Policy will generally be deemed a life in-
                    surance policy under federal tax law, so that the death
                    benefit paid to the beneficiary will not be subject to
                    federal income tax.

                    Depending on the total amount of premiums you pay, the
                    Policy may be treated as a modi- fied endowment contract (
                    "MEC ") under fed- eral tax laws. If a Policy is treated as a MEC, partial withdrawals, surrenders and loans will be
                    taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on cash withdrawals, surrenders and loans taken be- fore you reach age 59. If a Policy is not treated as a MEC, partial surrenders and withdrawals will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as
                    ordinary income, will not be subject to a 10% penalty tax.
                    You should consult a ualified tax advisor for assistance in all tax matters involving your Policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Limits on Cash      The Policy permits you to take only one cash withdrawal per
Withdrawals         Policy year, after the first Policy year has been completed.
                    The amount you may withdraw is limited to 10% of the net
                    surrender value.

                    A cash withdrawal will reduce cash value, so it will increase the risk that the Policy will lapse. A cash withdrawal may also increase the risk that the no lapse period will not remain in effect.

                    A cash withdrawal will reduce the death benefit. If you select death benefit Option A, a cash withdrawal will permanently reduce the specified amount of the Policy by the amount of the withdrawal. A cash withdrawal also reduces the death benefit under Option B because the cash value is reduced. In some circumstances, a cash withdrawal may reduce the death benfit by more than the dollar amount of the withdrawal.

                    Federal income taxes and a penalty tax may apply to cash
                    withdrawals and surrenders.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Loan Risks          A Policy loan, whether or not repaid, will affect cash value over time because we subtract the amount of the loan from the subaccounts and the fixed account and place that amount in the loan reserve as collateral. We then credit a fixed
                    interest rate of not less than 4.0% to the loan collateral.
                    We currently credit interest at 4.75% annually, but we are not obligated to do so in the future. As a result, the loan collateral does not participate in the investment results of the subaccounts and may not continue to receive the current interest rates credited. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the
                    investment results of the subaccounts and the interest rates credited to the fixed account, the effect could be favorable or unfavorable.

                    We also charge interest on Policy loans at a rate of 5.2% to be paid in advance. Interest is added to the amount of the loan to be repaid.

                    A Policy loan affects the death benefit because a loan reduces the death benefit proceeds and net surrender value by the amount of the outstanding loan.

                    A Policy loan could make it more likely that a Policy would lapse. A Policy loan will increase the risk that the no lapse period will end. There is also a risk that if the loan, insurance charges and unfavorable investment experience reduce your net surrender value, and the no lapse period is no longer in effect, then the Policy will lapse.
                    Adverse tax consequences would result.

                    Policy loans may have tax consequences. You should consult a tax advisor before taking out a Policy loan. If a loan from a Policy is outstanding when the Policy is canceled or lapses, then the amount of the outstanding indebtedness will be taxed as if it were a distribution from the Policy.
                    See Federal Income Tax Considerations p. 57.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Effects of the      The surrender charge under this Policy is significant,
Surrender           especially in the early Policy years. It is likely you will
Charge              receive no net surrender value if you surrender your Policy in the first few Policy years. You should purchase this
                    Policy only if you have the financial ability to keep it in force at the initial specified amount for a substantial
                    period of time.

                    Even if you do not ask to surrender your Policy, the surrender charge plays a role in determining whether your Policy will lapse. Each month we will use the cash value
                    (reduced by the surrender charge and reduced by outstanding loans and interest paid in advance not yet earned) to measure whether your Policy will remain in force or will enter a grace period.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Comparison          Like fixed benefit life insurance, the Policy offers a death
with Other          benefit and can provide a cash value, loan privileges and a
Insurance           value on surrender. However, the Policy differs from a
Policies            fixed benefit policy because it allows you to place your
                    premiums in investment subaccounts. The amount and
                    duration of life insurance protection and of the Policy's
                    cash value will vary with the investment performance of
                    the amounts you place in the subaccounts. In addition, the cash value and net surrender value will always vary with the investment results of your selected subaccounts.

                    As you consider purchasing this Policy, keep in mind that it may not be to your advantage to replace existing insurance with the Policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Illustrations       The illustrations in this prospectus are based on
                    hypothetical rates of return that are not guaranteed. They illustrate how the specified amount, Policy charges and
                    hypothetical rates of return affect death benefit levels,
                    cash value and net surrender value of the Policy. We may
                    also illustrate Policy values based on the adjusted
                    historical performance of the portfolios since the
                    portfolios' inception, reduced by Policy and subaccount
                    charges. The hypothetical and adjusted historic portfolio
                    rates illustrated should not be considered to represent
                    past or future performance. It is almost certain that actual rates of return may be higher or lower than those
                    illustrated, so that the values under your Policy will be
                    different from those in the illustrations.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       13

Portfolio Annual Expense Table
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table shows the fees and expenses charged by each portfolio. More detail concerning each portfolio's fees and expenses is contained in the fund prospectuses.

Annual Portfolio Operating Expenses/(1)/
(As a percentage of average portfolio assets after fee waivers and expense reimbursements)

                                                                                       Total Portfolio
                                                    Management      Other   Rule 12b-1      Annual
Portfolio                                             Fees        Expenses     Fees        Expenses
AEGON/TRANSAMERICA SERIES FUND, INC./(2)(8)/
Munder Net50/(11)/                                    0.90%         0.10%        N/A        1.00%
Van Kampen Emerging Growth                            0.80%         0.05%        N/A        0.85%
T. Rowe Price Small Cap                               0.75%         0.25%        N/A        1.00%
Pilgrim Baxter Mid Cap Growth                         0.85%         0.07%        N/A        0.92%
Alger Aggressive Growth                               0.80%         0.06%        N/A        0.86%
Third Avenue Value                                    0.80%         0.12%        N/A        0.92%
Value Line Aggressive Growth/(5)/                     0.80%         0.20%        N/A        1.00%
GE International Equity/(3)/                          1.00%         0.20%        N/A        1.20%
Janus Global/(4)/                                     0.80%         0.09%        N/A        0.89%
Gabelli Global Growth/(9)/                            1.00%         0.20%        N/A        1.20%
Great Companies -- Global/2(9)/                       0.80%         0.20%        N/A        1.00%
Great Companies -- Technology/SM(5)/                  0.80%         0.20%        N/A        1.00%
Janus Growth                                          0.80%         0.02%        N/A        0.82%
LKCM Capital Growth/(10)/                             0.80%         0.20%        N/A        1.00%
Goldman Sachs Growth                                  0.90%         0.10%        N/A        1.00%
GE U.S. Equity                                        0.80%         0.08%        N/A        0.88%
Great Companies -- America/SM(5)/                     0.80%         0.11%        N/A        0.91%
Salomon All Cap                                       0.90%         0.10%        N/A        1.00%
C.A.S.E. Growth                                       0.80%         0.20%        N/A        1.00%
Dreyfus Mid Cap                                       0.85%         0.15%        N/A        1.00%
NWQ Value Equity                                      0.80%         0.08%        N/A        0.88%
T. Rowe Price Dividend Growth                         0.90%         0.10%        N/A        1.00%
Dean Asset Allocation                                 0.80%         0.07%        N/A        0.87%
LKCM Strategic Total Return                           0.80%         0.05%        N/A        0.85%
J.P. Morgan Real Estate Securities                    0.80%         0.20%        N/A        1.00%
Federated Growth & Income                             0.75%         0.11%        N/A        0.86%
AEGON Balanced                                        0.80%         0.08%        N/A        0.88%
AEGON Bond                                            0.45%         0.08%        N/A        0.53%
J.P. Morgan Money Market                              0.40%         0.04%        N/A        0.44%
VARIABLE INSURANCE PRODUCTS FUND (VIP)
  Fidelity VIP Equity-Income Portfolio --
  Service Class 2/(7)/                                0.48%         0.10%     0.25%/(6)/    0.83%
VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
  Fidelity VIP II Contrafund(R) Portfolio --
  Service Class 2/(7)/                                0.57%         0.10%     0.25%/(6)/    0.92%
VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
  Fidelity VIP III Growth Opportunities Portfolio --
  Service Class 2/(7)/                                0.58%         0.12%     0.25%/(6)/    0.95%

(1) The fee table information relating to the portfolios was provided to Western Reserve by the funds. Western Reserve has not independently verified such information.

(2) Effective January 1, 1997, the Board of the AEGON/Transamerica Series Fund, Inc. ("Series Fund") authorized the Series Fund to charge each portfolio of the Series Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the Series Fund will not deduct the fee from any portfolio before April 30, 2002. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the Series Fund prospectus for more details.

(3) The fee table reflects reduction in the expense limit for this portfolio to 1.20% effective May 1, 2000.

(4) Effective September 1, 2000, this portfolio was no longer available for investment to new policyowners.

(5) Because this portfolio did not commence operations until May 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.

(6) The 12b-1 fee deducted for the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III) (the "Fidelity VIP Funds") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Policies will be remitted to AFSG, the principal underwriter for the Policies.

(7) Total Portfolio Annual Expenses for Service Class 2 shares were lower than as shown in the Fee Table because a portion of the brokerage commissions that the Fidelity VIP Funds paid was used to reduce each Fund's expenses, and/or because through arrangements with each Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's custodian expenses. See the Fidelity VIP Funds' prospectuses. Actual expenses were: Fidelity VIP Equity-Income Portfolio -- Service Class 2 -0.82%; Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2 -0.90%; Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2 -0.93%.

(8) AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers") (formerly, WRL Investment Management, Inc.), the investment adviser of the Series Fund, has undertaken, until at least April 30, 2002, to pay expenses on behalf of the portfolios of the Series Fund to the extent normal operating expenses of a portfolio exceed a stated percentage of each portfolio's average daily net assets. The expense limit, the amount reimbursed by AEGON/Transamerica Advisers during 2000 and the expense ratio without the reimbursement are listed below for each portfolio:

                                     Expense     Reimbursement     Expense Ratio
                                      Limit         Amount            Without
                                                                   Reimbursement
Munder Net50                           1.00%           N/A             N/A
Van Kampen Emerging Growth             1.00%           N/A             N/A
T. Rowe Price Small Cap                1.00%        30,189             1.14%
Pilgrim Baxter Mid Cap Growth          1.00%           N/A             N/A
Alger Aggressive Growth                1.00%           N/A             N/A
Third Avenue Value                     1.00%           N/A             N/A
Value Line Aggressive Growth           1.00%        22,530             1.86%
GE International Equity                1.20%       125,321             1.66%
Janus Global                           1.00%           N/A             N/A
Gabelli Global Growth                  1.20%        14,606             1.99%
Great Companies -- Global/2/           1.00%        20,105             3.93%
Great Companies -- Technology/SM/      1.00%         5,276             1.05%
Janus Growth                           1.00%           N/A             N/A
LKCM Capital Growth                    1.00%           N/A             N/A
Goldman Sachs Growth                   1.00%        51,711             1.37%
GE U.S. Equity                         1.00%           N/A             N/A
Great Companies -- America/SM/         1.00%           N/A             N/A
Salomon All Cap                        1.00%        85,511             1.25%
C.A.S.E. Growth                        1.00%           N/A             N/A
Dreyfus Mid Cap                        1.00%        68,550             1.90%
NWQ Value Equity                       1.00%           N/A             N/A
T. Rowe Price Dividend Growth          1.00%        55,887             1.45%
Dean Asset Allocation                  1.00%           N/A             N/A
LKCM Strategic Total Return            1.00%           N/A             N/A
J.P. Morgan Real Estate Securities     1.00%        58,192             1.71%
Federated Growth & Income              1.00%           N/A             N/A
AEGON Balanced                         1.00%           N/A             N/A
AEGON Bond                             0.70%           N/A             N/A
J.P. Morgan Money Market               0.70%           N/A             N/A

(9) Because this portfolio did not commence operations until September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.

(10) Because this portfolio did not commence operations until December 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.

(11) Prior to May 1, 2001, this portfolio was known as WRL Goldman Sachs Small Cap and was sub-advised by Goldman Sachs Asset Management. Effective May 1, 2001, this portfolio will be sub-advised by Munder Capital Management. This portfolio will not be available to new investors until May 29, 2001.

     The purpose of the preceding table is to help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the portfolios of the funds for the fiscal year ended December 31, 2000 (except as noted in the footnotes). Expenses of the funds may be higher or lower in the future. For more information on the charges described in this table, see the fund prospectuses which accompany this prospectus.

Western Reserve and the Fixed Account
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Western Reserve

     Western Reserve Life Assurance Co. of Ohio is the insurance company issuing the Policy. Western Reserve was incorporated under Ohio law on October 1, 1957. We have established the separate account to support the investment options under this Policy and under other variable life insurance policies we issue. Our general account supports the fixed account under the Policy. Western Reserve intends to sell this Policy in all states (except New York), in Puerto Rico, Guam and the District of Columbia.

The Fixed Account

     The fixed account is part of Western Reserve's general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Western Reserve has sole discretion over investment of the fixed account's assets. Western Reserve bears the full investment risk for all amounts contributed to the fixed account. Western Reserve guarantees that the amounts allocated to the fixed account will be credited interest daily at a net effective interest rate of at least 4.0%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. We have no specific formula for determining interest rates.

     Money you place in the fixed account will earn interest compounded daily at a current interest rate in effect at the time of your allocation. We may declare current interest rates from time to time. We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account. When we declare a higher current interest rate on amounts allocated to the fixed account, we guarantee the higher rate on those amounts for at least one year (the "guarantee period") unless those amounts are transferred to the loan reserve. At the end of the guarantee period we may declare a new current interest rate on those amounts and any accrued interest thereon. We will guarantee this new current interest rate for another guarantee period. We credit interest greater than 4.0% during any guarantee period at our sole discretion. You bear the risk that interest we credit will not exceed 4.0%.

     We allocate amounts from the fixed account for cash withdrawals, transfers to the subaccounts, or monthly deduction charges on a last in, first out basis ("LIFO") for the purpose of crediting interest.

     New Jersey residents: The fixed account is not available to you. You may not direct or transfer any premiums or cash value to the fixed account. The fixed account is used solely for Policy loans.

     The fixed account has not been registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Separate Account and the Portfolios
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Separate Account

     The separate account is divided into subaccounts, each of which invests in shares of a specific portfolio of a fund. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

     For administrative reasons, we currently limit the number of subaccounts in which you can invest during the lifetime of your Policy to 18 subaccounts (including the fixed account). Even if you remove all the cash value from one subaccount, that subaccount will still show as active with a cash value of zero. You will be able to allocate future monies back into this subaccount but you will not be able to designate it as a different subaccount. For example, you allocate monies to the WRL Janus Growth subaccount. After a year, you decide to transfer that money to the WRL LKCM Strategic Total Return subaccount, the WRL Janus Growth subaccount will still show as an active subaccount (and count toward the 18 subaccount maximum) even though you have no cash value in it. You could allocate or transfer future monies into the WRL Janus Growth subaccount

     Income, gains, and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount's own investment experience and not the investment experience of our other assets. The separate account's assets may not be used to pay any of our liabilities other than those arising from the Policies. If the separate account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

     The separate account may include other subaccounts that are not available under the Policies and are not discussed in this prospectus. We may substitute another subaccount, portfolio or insurance company separate account under the Policies if, in our judgment, investment in a subaccount or portfolio would no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another subaccount or insurance company separate account is in the best interest of owners. No substitution shall take place without notice to owners and prior approval of the Securities and Exchange Commission ("SEC") and insurance company regulators, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act") and applicable law.

The Funds

     The separate account invests in shares of the portfolios. Each portfolio is an investment division of a fund, which is an open-end management investment company registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.

     Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or losses of one portfolio has no effect on the investment performance of any other portfolio. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

     Each portfolio's investment objective(s) and policies are summarized below. There is no assurance that any of the portfolios will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager. You can find more detailed information about the portfolios, including a description of risks, in the prospectuses for the funds. You should read the fund prospectuses carefully.


Portfolio                    Sub-Adviser or Adviser               Investment Objective
---------                    ----------------------               -------------------
Munder Net50 (formerly         .  Munder Capital             .  Seeks long-term growth of
WRL Goldman Sachs                 Management*                   capital.**
Small Cap)

Van Kampen                     . Van Kampen                  .  Seeks capital appreciation by
Emerging                         Asset Management Inc.          investing primarily in common
Growth                                                          stocks of small and medium-
                                                                sized companies.

T. Rowe Price                  . T. Rowe Price               .  Seeks long-term growth of
Small Cap                        Associates, Inc.               capital by investing primarily in
                                                                common stocks of small growth
                                                                companies.

Pilgrim Baxter                 . Pilgrim Baxter &            .  Seeks capital appreciation
Mid Cap                          Associates, Ltd.
Growth

Alger Aggressive               . Fred Alger                  .  Seeks long-term capital
Growth                           Management, Inc.               appreciation

Third                          . EQSF Advisers, Inc.         .  Seeks long-term capital
Avenue Value                                                    appreciation

Value Line                     . Value Line, Inc.            .  Seeks to realize capital growth
Aggressive
Growth


 * Prior to May 1, 2001, this portfolio was sub-advised by Goldman Sachs Asset Management.
** Effective May 29, 2001 and subject to shareholder approval, the investment objective for this portfolio will change to "Seeks long-term capital appreciation."

Portfolio                   Sub-Adviser or Adviser       Investment Objective
---------                   ----------------------       --------------------
GE International         .  GE Asset Management       .  Seeks long-term growth of capital.
Equity                      Incorporated

Janus Global             .  Janus Capital             .  Seeks long-term growth of capital
                            Corporation                  in a manner consistent with
                                                         the preservation of capital.

Gabelli Global           .  Gabelli Asset Management  .  Seeks to provide investors with
Growth                      Company                      appreciation of capital. Current
                                                         income is a secondary objective.

Great Companies          .  Great Companies, L.L.C.   .  Seeks long-term growth of capital
-- Global/2/                                             in a manner consistent with
                                                         preservation of capital.

Great Companies          .  Great Companies, L.L.C.   .  Seeks long-term growth of capital.
-- Technology/SM/

Janus Growth             .  Janus Capital             .  Seeks growth of capital.
                            Corporation

LKCM                     .  Luther King Capital       .  Seeks long-term growth of capital
Capital Growth              Management Corporation       through a disciplined investment
                                                         approach focusing on companies
                                                         with superior growth prospects.

Goldman Sachs            .  Goldman Sachs Asset       .  Seeks long-term growth of capital.
Growth                      Management

GE U.S. Equity           .  GE Asset Management       .  Seeks long-term growth of capital.
                            Incorporated

Great Companies          .  Great Companies, L.L.C.   .  Seeks long-term growth of capital.
-- America/SM/

Salomon                  .  Salomon Brothers Asset    .  Seeks capital appreciation.
All Cap                     Management Inc

Fidelity VIP II          .  Fidelity Management &     .  Seeks long-term capital appreciation
Contrafund(R)               Research Company             by investing primarily in a
Portfolio                                                broad variety of common stocks,
-- Service Class 2                                       using both growth-oriented and
                                                         contrarian disciplines.

C.A.S.E. Growth           . C.A.S.E.                  .  Seeks annual growth of capital
                            Management, Inc.             through investment in companies
                                                         whose management, financial
                                                         resources and fundamentals appear
                                                         attractive on a scale measured
                                                         against each company's present value.

Portfolio                   Sub-Adviser or Adviser            Investment Objective
---------                   ----------------------            --------------------
Dreyfus Mid Cap          .  The Dreyfus                    .  Seeks total investment returns
                            Corporation                       (including capital appreciation and
                                                              income), which consistently
                                                              outperform the S&P 400 Mid Cap
                                                              Index.

NWQ Value Equity         .  NWQ Investment                 .  Seeks to achieve maximum,
                            Management Company, Inc.          consistent total return with
                                                              minimum risk to principal.

Fidelity VIP             .  Fidelity Management &          .  Seeks reasonable income by
Equity-Income               Research Company                  investing primarily in income-
Portfolio                                                     producing equity securities.
-- Service Class 2

Fidelity VIP III         .  Fidleity Management &          .  Seeks capital growth by investing
Growth                      Research Company                  in a wide range of common
Opportunities                                                 domestic and foreign stocks, and
Portfolio                                                     securities convertible into common
-- Service Class 2                                            stocks.

T. Rowe Price            .  T. Rowe Price                  .  Seeks to provide an increasing
Dividend Growth             Associates, Inc.                  level of dividend income, long-
                                                              term capital appreciation and
                                                              reasonable current income through
                                                              investments primarily in dividend
                                                              paying stocks.

Dean Asset               .  Dean Investment Associates     .  Seeks preservation of capital and
Allocation                                                    competitive investment returns.

LKCM Strategic           .  Luther King Capital            .  Seeks to provide current income,
Total Return                Management                        long-term growth of income and
                            Corporation                       capital appreciation.

J.P. Morgan Real         .  J.P. Morgan Investment         .  Seeks long-term total return from
Estate Securities           Management Inc.                   investments primarily in equity
                                                              securities of real estate companies.
                                                              Total return will consist of realized
                                                              and unrealized capital gains and
                                                              losses plus income.

Federated Growth         .  Federated Investment           .  Seeks total return by investing in
& Income                    Counseling                        securities that have defensive
                                                              characteristics.

AEGON Balanced           .  AEGON USA                      .  Seeks preservation of capital,
                            Investment                        reduced volatility, and superior
                            Management, Inc.                  long-term risk-adjusted returns.

AEGON Bond               .  AEGON USA                      .  Seeks the highest possible current
                            Investment                        income within the confines of the
                            Management, Inc.                  primary goal of insuring the
                                                              protection of capital.

Portfolio                   Sub-Adviser or Adviser            Investment Objective
---------                   ----------------------            --------------------
J.P. Morgan Money        .  J.P. Morgan Investment         .  Seeks to obtain maximum current
Market                      Management Inc.                   income consistent with preservation
                                                              of principal and maintenance of
                                                              liquidity.


     AEGON/Transamerica Advisers, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, a wholly-owned subsidiary of Western Reserve, serves as investment adviser to the Series Fund and manages the Series Fund in accordance with policies and guidelines established by the Series Fund's Board of Directors. For certain portfolios, AEGON/Transamerica Advisers has engaged investment sub-advisers to provide portfolio management services. AEGON/Transamerica Advisers and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Series Fund prospectus for more information regarding AEGON/Transamerica Advisers and the investment sub-advisers.

      FMR, located at 82 Devonshire Street, Boston, Massachusetts 02109, serves as investment adviser to the Fidelity VIP Funds and manages the Fidelity VIP Funds in accordance with policies and guidelines established by the Fidelity VIP Funds' Board of Trustees. For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management services with regard to foreign investments. FMR and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Fidelity VIP Funds prospectuses for more information regarding FMR and the investment sub-advisers.

     In addition to the separate account, shares of the portfolios are also sold to other separate accounts that we (or our affiliates) establish to support variable annuity contracts and variable life insurance policies. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners. However, the funds' Board of Directors/Trustees will monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners.

     If a fund's Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Investments

     We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the separate account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the separate account securities from other portfolios. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

     We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

     In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

Your Right to Vote Portfolio Shares

     Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policyowners instruct, so long as such action is required by law. See Tax Status of the Policy p. 57.

     Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of cash value you have in that portfolio (as of a date set by the portfolio).

     If we do not receive voting instructions on time from some policyowners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to policyowners advising you of the action and the reasons we took such action.

The Policy
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Purchasing a Policy

     To purchase a Policy, you must submit a completed application and an initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG Securities Corporation, the principal underwriter for the Policy.

     Our address for applications submitted by World Marketing Alliance distribution systems is:

                        Western Reserve
                        P.O. Box 9009
                        Clearwater, Florida 33758-9009

All other agents should submit applications to:

                        Western Reserve
                        P.O. Box 5068
                        Clearwater, Florida 33758-5068

     You determine the specified amount of insurance coverage for a Policy based on the initial premium paid and other characteristics of the proposed joint insureds, such as age, gender and rate class. Joint insureds may be both male, both female or male and female. Our current minimum specified amount for a Policy is generally $100,000. We will generally only issue a Policy to joint insureds ages 1-85* who provide sufficient evidence that they meet our insurability standards. The younger joint insured cannot be older than age 80, and the sum of the joint insureds' ages cannot be more than 160 years. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy to you if the younger joint insured is over age 80. The joint insureds must be insurable and acceptable to us under our underwriting rules on the later of:

     .   the date of your application; or
     . the date the joint insureds complete all of the medical tests and examinations that we require.

* Policies for joint insureds ages 1-19 are not available in all states.

Tax-Free "Section 1035" Exchanges

You can generally exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this Policy, and other charges may be higher
(or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

Underwriting Standards

     This Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana, to insure residents of that state, on actuarial tables that do not differentiate on the basis of gender.

     Your cost of insurance charge will depend on each joint insured's rate class. There is no preferred class for specified amounts less than $1,000,000. We currently place each joint insured into one of the following rate classes:

      .    ultimate select, non-tobacco use (preferred class);
      .    select, non-tobacco use;
      .    ultimate standard, tobacco use (preferred class); and
      .    standard, tobacco use.

     We then place the joint insureds into one of the following non-sub-standard rate classes:

      .    combination of two non-tobacco users;
      .    combination of two tobacco users; and
      .    combination of a tobacco user and a non-tobacco user.

     We also place joint insureds in various sub-standard rate classes, which involve a higher mortality risk and higher cost of insurance charges. We generally charge higher rates for insureds who use tobacco. For Policies with a specified amount of $1,000,000 or more, we generally charge a lower rate.

When Insurance Coverage Takes Effect

     Insurance coverage under the Policy will take effect only if the insured(s) is alive and in the same condition of health as described in the application when the Policy is delivered to the owner, and if the initial premium required under the Policy as issued is paid.

     Conditional Insurance Coverage. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, the insured will have conditional insurance coverage under the terms of the conditional receipt. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

The amount of                  . the specified amount applied for; or
conditional insurance          . $300,000
coverage is the lesser of:     reduced by all amounts payable under all life
                               insurance applications that the insured has
                               pending with us.

Conditional life insurance     . the date of your application; or
coverage begins                . the date the insured completes all of the
on the later of:                 medical tests and examinations that
                                 we require; or
                               . the date of issue, if any, requested in
                                 the application.

Conditional life insurance     . the date we determine the insured has
coverage terminates              satisfied our underwriting requirements
automatically on the             and the insurance applied for takes effect
earliest of:                     (the Policy date); or
                               . 60 days from the date the application was
                                 completed; or
                               . the date we determine that any person
                                 proposed for insurance in the application
                                 is not insurable according to our rules,
                                 limits and standards for the plan, amount
                                 and rate class shown in the application; or
                               . the date we modify the plan, amount, riders
                                 and/or the premium rate class shown in the
                                 application, or any supplemental agreements;
                                 or
                               . the date we mail notice of the ending of
                                 coverage and we refund the first premium to
                                 the applicant at the address shown on the
                                 application.

Special limitations of the     . the conditional receipt will be void:
conditional receipt:             . if not signed by an authorized agent of
                                   Western Reserve; or
                                 . in the event the application contains any
                                   fraud or material misrepresentation; or
                                 . if, on the date of the conditional receipt,
                                   the proposed insured is under 15 days of
                                   age or over 80 years of age.
                               . the conditional receipt does not provide
                                 benefits for disability and accidental
                                 death benefits.
                               . the conditional receipt does not provide
                                 benefits if any proposed insured commits
                                 suicide. In this case, Western Reserve's
                                 liability will be limited to return of
                                 the first premium paid with the application.

     Full Insurance Coverage and Allocation of Initial Premium. Once we determine that the joint insureds meet our underwriting requirements and you have paid the initial premium, full insurance coverage will begin and we will begin to take the monthly deductions from your net premium. This date is the Policy date. On the Policy date, we will allocate your initial net premium, minus monthly deductions, to the WRL J.P. Morgan Money Market subaccount. On the record date, which is the date we record your Policy on our books as an in force Policy, we will allocate your cash value from the WRL J.P. Morgan Money Market subaccount to the accounts you elect on your application.

     On any day we credit net premiums or transfer cash value to a subaccount, we will convert the dollar amount of the net premium (or transfer) into subaccount units at the unit value for that subaccount, determined at the end of the day on which we receive the premium or transaction request at our office. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the New York Stock Exchange ("NYSE") is open for trading. See Policy Values
p. 32.

Ownership Rights

     The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. If two owners are named, the Policy will be owned jointly, and each owner's consent will be required to exercise ownership rights. If the owner dies before the surviving insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

Changing the            . Change the owner by providing written notice to us at
Owner                     our office at any time while the surviving insured is
                          alive and the Policy is in force.
                        . Change is effective as of the date that the written
                          notice is accepted by us.
                        . Changing the owner does no automatically change the
                          beneficiary.
                        . Signature of owner's spouse is required if owner is a
                          resident of: Arizona, California, Idaho, Nevada,
                          New Mexico, Washington or Wisconsin.
                        . Changing the owner may have tax consequences. You
                          should consult a tax advisor before changing the owner.
                        . We are not liable for payments we made before we
                          received the written notice at our office.


Choosing the            . The owner designates the beneficiary (the person to
                          receive the death benefit when the surviving insured
                          dies) in the application.
                        . If the owner designates more than one beneficiary,
                          then each beneficiary shares equally in any death benefit

                 proceeds unless the beneficiary designation states otherwise.
               . If the beneficiary dies before the surviving insured, then any contingent beneficiary becomes the surviving beneficiary.
               . If both the beneficiary and contingent beneficiary die before the surviving insured, then the death benefit will be paid to the owner or the owner's estate upon the surviving insured's death.

Changing the   . The owner changes the beneficiary by providing
Beneficiary      written notice to us at our office.
               . Change is effective as of the date the owner signs the written notice.
               . Signature of owner's spouse is required if owner is a
                 resident of: Arizona, California, Idaho, Nevada, New Mexico,
                 Washington or Wisconsin.
               . We are not liable for any payments we made before we received the written notice at our office.

Assigning the  . The owner may assign Policy rights while either or both
Policy           joint insureds are alive.
               . Signature of owner's spouse is required if owner is a resident of: Arizona, California, Idaho, Nevada, New Mexico, Washington
                 or Wisconsin.
               . The owner retains any ownership rights that are not assigned.
               . Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.
               . Claims under any assignment are subject to proof of interest and the extent of the assignment.
               . Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.
               . We are not:
                 . bound by any assignment unless we receive a written notice of the assignment;
                 . responsible for the validity of any assignment;
                 . liable for any payment we made before we received written notice of the assignment; or
                 . bound by any assignment which results in adverse tax
                   consequences to the owner, joint insureds or beneficiary(ies).


Policy Split Option

     As long as you provide us with sufficient evidence that the joint insureds meet our insurability standards, you may request that the Policy, not including any riders, be split (the "Split Option") into two new individual fixed account insurance policies, one on the life of each joint insured if one of the three events listed below occurs. You may request this Split Option by giving us written notice within 90 days after:

 .   the enactment or effective date (whichever is later) of a change in the federal estate tax laws that would reduce or eliminate the unlimited marital deduction;
 .   the date of entry of a final decree of divorce of the joint insureds; or
 .   written confirmation of a dissolution of a business partnership of which the joint insureds were partners.*

* The above conditions do not apply to Pennsylvania residents.


Conditions for Exercising  . If more than one person owns the Policy,
Split Option:                each owner must agree to the split.
                           . The initial specified amount for each new policy
                             cannot be more than 50% of the Policy's specified
                             amount, excluding the face amount of any riders.
                           . The new policies will be subject to our minimum and
                             maximum specified amounts and issue ages for the plan
                             of insurance you select.
                           . You must obtain our approval before you can
                             exercise the Split Option if one of the joint
                             insureds is older than the new policy's maximum issue
                             age when you request the Split Option.
                           . Exercising a Policy Split Option may have tax
                             consequences. You should consult a tax advisor before
                             exercising this Option.


     Cash value and indebtedness under the Policy will be allocated equally to each of the new policies. If one joint insured does not meet our insurability requirements, we will pay you half of the Policy's net surrender value and issue only one new policy covering the joint insured that meets our insurability requirements; or you may cancel the Split Option and keep the Policy in force on both joint insureds.

     We will base the premiums for the new policies on each joint insured's attained age and premium rate class which we determine based on the current evidence of insurability submitted for each joint insured. Premiums will be payable as of the Policy date for each new policy. The Policy date for each new policy will be the Monthiversary after we receive your written request to exercise the Split Option. The owner and beneficiary for the new policies will be those named in the Policy, unless you specify otherwise. We will not deduct the premium expense charges from the cash value allocated to the new policies. Any new premium you pay to the new policies will be subject to the normal charges, if any, of the new policies at the time you pay the premium.

Canceling a Policy

     You may cancel a Policy for a refund during the "free-look period" by returning it to our office, to one of our branch offices, or to the agent who sold you the Policy. The free-look period expires 10 days after you receive the Policy. In some states you may have more than 10 days. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. We will pay the refund within seven days after we receive the returned Policy at our office. The amount of the refund will be:

 . any charges and taxes we deduct from your premiums; plus
 . any monthly deductions or other charges we deducted from amounts you allocated to the subaccounts and the fixed account; plus
 . your cash value in the subaccounts and the fixed account on the date we (or our agent) receive the returned Policy at our office.

     Some states may require us to refund all of the premiums you paid for the Policy.

Premiums
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium Flexibility

     You generally have flexibility to determine the frequency and the amount of the premiums you pay. Unlike conventional insurance policies, you do not have to pay your premiums according to a rigid and inflexible premium schedule. Before we issue the Policy to you, we may require you to pay a premium at least equal to a minimum monthly guarantee premium set forth in your Policy. Thereafter (subject to the limitations described below), you may make unscheduled premium payments at any time and in any amount over $100. Under some circumstances, you may be required to pay extra premiums to prevent a lapse. Your minimum monthly guarantee premium may change if you request a change in your Policy. If this happens, we will notify you of the new minimum monthly guarantee premium.

Planned Periodic Payments

     You will determine a planned periodic payment schedule which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned periodic payments. Please be sure to notify us or your agent/registered representative of any address changes so that we may be able to keep your current address on record.

     Even if you make your planned periodic payments on schedule, your Policy may still lapse. The duration of your Policy depends on the Policy's net surrender value. If the net surrender value is not high enough to pay the monthly deduction when due (and your no lapse period has expired), then your Policy will lapse (unless you make the payment we specify during the 61-day grace period). See Policy Lapse and Reinstatement p. 55.

Minimum Monthly Guarantee Premium

     The full initial premium is the only premium you are required to pay under the Policy. However, you greatly increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium.

     Until the no lapse date shown on your Policy schedule page, we guarantee that your Policy will not lapse, so long as on any Monthiversary:

     . total premiums paid (minus any cash withdrawals and minus any outstanding loan amount) equal or exceed
         . the sum of the minimum monthly guarantee premiums in effect for each specific month from the Policy date up to and including the current month.

     If you take a cash withdrawal or a loan, you may need to pay additional premiums in order to keep the no lapse guarantee in place.

     The initial minimum monthly guarantee premium is shown on your Policy's schedule page. We will adjust the minimum monthly guarantee premium if you change death benefit options, decrease the specified amount, or increase or add a rider. We will notify you of your new minimum monthly guarantee premium.

     After the no lapse period ends, paying the current minimum monthly guarantee premium each month will not necessarily keep your Policy in force. You may need to pay additional premiums to keep the Policy in force.

No Lapse Period

     Until the no lapse date shown on your Policy schedule page, your Policy will remain in force and no grace period will begin, even if your net surrender value is too low to pay the monthly deduction, so long as:

     . the total amount of the premiums you paid (minus any cash withdrawals and minus outstanding loans) equals or exceeds

         . the sum of the minimum monthly guarantee premiums in effect for each specific month from the Policy date up to and including the current month.

See Policy Lapse and Reinstatement p. 55.

Premium Limitations

     Premium payments must be at least $100 per month ($1,000 if by wire). We may return premiums less than $100. We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitations which qualify the Policy as life insurance according to federal tax laws. This maximum is set forth in your Policy. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment. We will not permit you to make additional premium payments until they are allowed by the maximum premium limitations. In addition, we reserve the right to refund a premium if the premium would increase the death benefit by more than the amount of the premium.

Making Premium Payments

     We will consider any payments you make to be premium payments, unless you clearly mark them as loan repayments. We will deduct certain charges from your premium payments (see Charges and Deductions -- Premium Charge p. 40). We will accept premium payments by wire transfer.

     If you wish to make payments by bank wire, you should instruct your bank to wire federal funds as follows:

                    All First Bank of Baltimore
                    ABA #: 052000113
                    For credit to: Western Reserve Life
                    Account #: 89539639
                    Policyowner's Name:
                    Policy Number:
                    Attention: General Accounting

     Tax-Free Exchanges ("1035 Exchanges") (see Tax-Free "Section 1035" Exchanges p. 23). We will accept part or all of your initial premium money from one or more contracts insuring the same insured that qualify for tax-free exchanges under Section 1035 of the Internal Revenue Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

     Subject to our underwriting requirements, we will permit you to make one additional cash payment within three business days of our receipt of the proceeds from the 1035 Exchange before we determine your Policy's specified amount.

Allocating Premiums

     You must instruct us on how to allocate your net premium among the subaccounts and the fixed account. (New Jersey residents: The fixed account is not available to you. You may not direct or transfer any money to the fixed account.) You must follow these guidelines:

     . over the life of your Policy, you may direct the money in your Policy to no more than 18 subaccounts. (The fixed account counts for these purposes as a subaccount.) See Investment Options p. 6;
     .   allocation percentages must be in whole numbers;

     . if you select dollar cost averaging, you must have at least $10,000 in each subaccount from which we will make transfers and you must transfer at least a total of $1,000 monthly; and

     . if you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new Policy, must be at least $10,000.

     So long as you stay within the 18 subaccount limit, you may change the allocation instructions for additional premium payments without charge at any time by writing us or calling us at 1-800-851-9777, extension 6539, Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern time. This change will be effective at the end of the valuation date on which we receive the change. Upon instructions from you, the registered representative/agent of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular subaccount is 10% of each net premium payment. We reserve the right to limit the number of premium allocation changes to once per Policy year.

     Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. We price each subaccount unit using the unit value determined at the end of the day after the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). We will credit amounts to the subaccounts only on a valuation date, that is, on a date the NYSE is open for trading. See Policy Values below. Your cash value will vary with the investment experience of the subaccounts in which you invest. You bear the investment risk for amounts you allocate to the subaccounts.

     You should review periodically how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

Policy Values
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Cash Value

     . varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans).
     .   serves as the starting point for calculating values under a Policy.
     .   equals the sum of all values in each subaccount and the fixed account.
     .   is determined on the Policy date and on each valuation date.
     . has no guaranteed minimum amount and may be more or less than premiums paid.
     . includes any amount held in the fixed account to secure any outstanding Policy loan.

Net Surrender Value

     The net surrender value is the amount we pay when you surrender your Policy. We determine the net surrender value at the end of the valuation period when we receive your written surrender request at our office.

Net surrender           .   the cash value as of such date; minus
value on any            .   any surrender charge as of such date; minus
valuation date          .   any outstanding Policy loan(s); plus
equals:                 .   any interest you paid in advance on the loan(s)
                            for the period between the date of the surrender and
                            the next Policy anniversary.

Subaccount Value

     Each subaccount's value is the cash value in that subaccount. At the end of any valuation period, the subaccount's value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

The number of           .   the initial units purchased at unit value on the
units in any                record date; plus
subaccount on           .   units purchased with additional net premium(s); plus
any valuation           .   units purchased via transfers from another
date equals:                subaccount or the fixed account; minus
                        .   units redeemed to pay for monthly deductions; minus
                        .   units redeemed to pay for cash withdrawals; minus
                        .   units redeemed as part of a transfer to another
                            subaccount or the fixed account.

     Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or cash withdrawal by the unit value for that subaccount next determined at the end of the valuation period on which the premium, transfer request or cash withdrawal request is received at our office.

Subaccount Unit Value

     The value (or price) of each subaccount unit will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one valuation period to the next.

The unit value          .   the total value of the portfolio shares held in the
of any                      subaccount, determined by multiplying the
subaccount at               number of portfolio shares owned by the subaccount
the end of a                by the portfolio's net asset value per share
valuation                   determined at the end of the valuation period;
period                      minus
is calculated as:       .   a charge equal to the daily net assets of the
                            subaccount multiplied by the daily equivalent of the
                            daily charge; minus
                        .   the accrued amount of reserve for any taxes or other
                            economic burden resulting from applying tax laws
                            that we determine to be properly attributable to
                            the subaccount; and the result divided by
                        .   the number of outstanding units in the subaccount.

     The portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time), which coincides with the end of each valuation period.

Fixed Account Value

     On the record date, the fixed account value is equal to the cash value allocated to the fixed account from the WRL J.P. Morgan Money Market subaccount.

The fixed account       .   the sum of net premium(s) allocated to the fixed
value at the end of         account; plus
any valuation           .   any amounts transferred from a subaccount to the
period is equal to:         fixed account; plus
                        .   total interest credited to the fixed account; minus
                        .   amounts charged to pay for monthly deductions; minus
                        .   amounts withdrawn or surrendered from the fixed
                            account; minus
                        .   amounts transferred from the fixed account to a
                            subaccount.

     New Jersey residents: The fixed account value at the end of any valuation period is equal to:
     . any amounts transferred from a subaccount to the fixed account to establish a loan reserve; plus
     .   total interest credited to the loan reserve.

Transfers
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

General

     You or your agent/representative of record may make transfers among the subaccounts or from the subaccounts to the fixed account. Please remember the 18 subaccount limit when you are planning to make a transfer. See Investment Options, p. 6. We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request at our office. We may modify or revoke the transfer privilege at any time. The following features apply to transfers under the Policy:

 .   So long as you stay within the 18 subaccount limit, you may make an unlimited number of "non-substantive" transfers in a Policy year among the subaccounts, although we do limit "substantive" transfers, as discussed below.

 .   You may make one transfer from the fixed account in a Policy year (unless you choose dollar cost averaging from the fixed account).

 .   You may request transfers in writing (in a form we accept), by fax or by telephone.

 .   There is no minimum amount that must be transferred.

 .   There is no minimum amount that must remain in a subaccount after a transfer.

 .   We deduct a $10 charge from the amount transferred for each transfer in excess of 12 transfers in a Policy year.

 .   We consider all transfers made in any one day to be a single transfer.

 .   Transfers resulting from loans, conversion rights, reallocation of cash value immediately after the record date, and transfers from the fixed account are not treated as transfers for the purpose of the transfer charge.

 .   Transfers under dollar cost averaging and asset rebalancing are treated as transfers for purposes of the transfer charge.

     The Policy's transfer privilege is not intended to afford policyowners a way to speculate on short-term movements in the market. Excessive use of the transfer privilege can disrupt the management of the portfolios and increase transaction costs. Accordingly, we have established a policy of limiting excessive transfer activity. We will limit transfer activity to two substantive transfers (at least 30 days apart) from each portfolio, except from J.P. Morgan Money Market, during any 12-month period. We interpret "substantive" to mean either a dollar amount large enough to have a negative impact on a portfolio's operations or a series of movements between portfolios. We currently do not limit non-substantive transfers.

     The Policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

     Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call 1-800-851-9777, extension 6539, Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern time or fax your instructions to 727-299-1648.

     Please note the following regarding telephone or fax transfers:

 .   We will employ reasonable procedures to confirm that telephone instructions are genuine.

 .   If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.

 .   If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

 .   Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to owners, and/or tape recording telephone instructions received from owners.

 .   We may also require written confirmation of your order.

 .   If you do not want the ability to make telephone transfers, you should notify us in writing.

 .   Telephone or fax orders must be received at our office before 4:00 p.m.
    Eastern time to assure same-day pricing of the transaction.

 .   We will not be responsible for same-day processing of transfers if faxed to a number other than 727-299-1648.

 .   We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days and send us proof of your fax transmittal.

 .   We may discontinue this option at any time.

     We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

     We will process any transfer order we receive at our office before the NYSE closes (usually 4:00 p.m. Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

Fixed Account Transfers

     You may make one transfer per Policy year from the fixed account unless you select dollar cost averaging from the fixed account. We reserve the right to require that you make the transfer request in writing. We must receive the transfer request no later than 30 days after a Policy anniversary. We will make the transfer at the end of the valuation date on which we receive the written request. The amount of the transfer is limited to the greater of:

 .   25% of your value in the fixed account; or . the amount you transferred from the fixed account in the prior Policy year.

     New Jersey residents: The fixed account is not available to you. You may not direct or transfer any money to the fixed account.

Conversion Rights

     If, within 24 months of your Policy date, you transfer all of your subaccount values to the fixed account, then we will not charge you a transfer fee, even if applicable. You must make your request in writing. We will not charge for this transfer.

Dollar Cost Averaging

     Dollar cost averaging is an investment strategy designed to reduce the average purchase price per unit. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This potentially allows you to reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should consider carefully your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantee that dollar cost averaging will result in a profit or protect you against a loss.

     Under dollar cost averaging, we automatically transfer a set dollar amount from the WRL J.P. Morgan Money Market subaccount, the WRL AEGON Bond subaccount, the fixed account, or any combination of these to a subaccount that you choose. We will make the transfers monthly as of the end of the valuation date. We will make the first transfer in the month after we receive your request at our office, provided that we receive the form by the 25th day of the month.


To start dollar cost averaging:     . you must submit a completed form
                                      to us at our office requesting dollar cost
                                      averaging;
                                    . you must have at least
                                      $10,000 in each account from which we
                                      will make transfers;
                                    . your total transfers each
                                      month under dollar cost averaging
                                      must be at least $1,000 ($500 for New
                                      Jersey residents); and
                                    . each month, you may not
                                      transfer more than one-tenth of the
                                      amount that was in your fixed account
                                      at the beginning of dollar cost
                                      averaging.

     You may request dollar cost averaging at any time. There is no charge for dollar cost averaging. However, each transfer under dollar cost averaging counts towards your 12 free transfers each year.

Dollar              .  we receive your request to cancel your participation;
cost averaging      .  the value in the accounts from which we make the
will terminate if:     transfers is depleted;
                    .  you elect to participate in the asset rebalancing
                       program; or
                    .  you elect to participate in any asset allocation services provided by a third party.

     We may modify, suspend, or discontinue dollar cost averaging at any time.

Asset Rebalancing Program

     We also offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts you have selected. Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy's currently effective premium allocation schedule. Cash value in the fixed account and the dollar cost averaging program is not available for this program. This program does not guarantee gains. A subaccount may still have losses.

     You may elect asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy date. Once we receive the asset rebalancing request form, we will effect the initial rebalancing of cash value on the next such anniversary, in accordance with the Policy's current premium allocation schedule. You may modify your allocations quarterly. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day the NYSE is open.


To start            .  you must submit a completed asset rebalancing request
asset rebalancing:     form to us at our office before the maturity date; and
                    .  you must have a minimum cash value of $10,000 or make
                       a $10,000 initial premium payment.

     There is no charge for the asset rebalancing program. However, each reallocation we make under the program counts towards your 12 free transfers each year.


Asset rebalancing   .  you elect to participate in the dollar cost averaging
will cease if:         program;
                    .  we receive your request to discontinue participation;
                    .  you make any transfer to or from any subaccount other
                       than under a scheduled rebalancing; or
                    .  you elect to participate in any asset allocation
                       services provided by a third party.

     You may start and stop participation in the asset rebalancing program at any time; but we may restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend, or discontinue the asset rebalancing program at any time.

Third Party Asset Allocation Services

     We may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. These independent third parties may or may not be appointed Western Reserve agents for the sale of Policies. Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Policies. Western Reserve therefore takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties. Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Charges and Deductions
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     This section describes the charges and deductions that we make under the Policy to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Policy may result in a profit to us.


Services and benefits we provide   .  the death benefit, cash withdrawals and
under the Policy:                     loan benefits;
                                   .  investment options, including premium
                                      allocations;
                                   .  administration of elective options; and
                                   .  the distribution of reports to owners.

Costs and expenses we incur:       .  costs associated with processing and
                                      underwriting applications;
                                   .  expenses of issuing and administering the
                                      Policy (including any Policy riders);
                                   .  overhead and other expenses for providing
                                      services and benefits and sales and
                                      marketing expenses, including compensation
                                      paid in connection with the sale of the
                                      Policies; and

                        . other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees.

Risks we assume:        .   that the charges we may deduct may be insufficient
                            to meet our actual claims because insureds die
                            sooner than we estimate; and
                        .   that the costs of providing the services and
                            benefits under the Policies may exceed the charges
                            we are allowed to deduct.

Premium Charge

     Before we allocate the net premiums you make, we will deduct the following charge.

Premium expense charge  .   This charge equals:
                            .   6.0% of premiums during the first ten Policy
                                years; and
                            .   2.5% of premiums thereafter.
                        .   This charge compensates us for distribution expenses
                            and state premium taxes.

Monthly Deduction

     We take a monthly deduction from the cash value on the Policy date and on each Monthiversary. We deduct this charge from each subaccount and the fixed account in accordance with the current premium allocation instructions. If the value of any account is insufficient to pay that account's portion of the monthly deduction, we will take the monthly deduction on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the Monthiversary). Because portions of the monthly deduction (such as cost of insurance) can vary monthly, the monthly deduction will also vary.

The monthly deduction   .   the monthly Policy charge; plus
is equal to:            .   the monthly cost of insurnce charge for the Policy;
                            plus
                        .   the monthly death benefit guarantee charge; plus
                        .   the monthly charge for any benefits provided by
                            riders attached to the Policy.

                        Monthly Policy Charge:
                        .   This charge equals $5.00 each Policy month.
                        .   We guarantee this charge will never be more than
                            $10.00 per month.


                        . We may waive this charge at issue on additional policies (not on the original Policy) purchased naming the same owner and insured.
                        . This charge compensates us for administrative expenses such as recordkeeping, processing death benefit claims and Policy changes, and overhead costs.

                        Cost of Insurance Charge:
                        . We deduct this charge each month. It varies each month and is equal to:
                            . the death benefit on the Monthiversary; divided by
                            . 1.0032737 (this factor reduces the net amount at risk, for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.0%);
                                minus
                            .   the cash value on the Monthiversary;
                                multiplied by
                            . the monthly cost of insurance rate for the Policy.

                        Optional Insurance Riders:
                        . The monthly deduction will include charges for any optional insurance benefits you add to your Policy by rider (see Supplemental Benefits (Riders) p. 64).

     We base the cost of insurance rates on each joint insured's attained age, gender, and rate class, and the length of time that the Policy has been in force. For Policies with a specified amount of $1,000,000 or more, we generally charge a lower rate. The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. The rates will never be greater than the guaranteed amount stated in your Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary (C.S.O.) Mortality Tables and each joint insured's attained age and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the C.S.O. tables. We may also guarantee a rate for a specific period of time (e.g., one year). For a listing of rate classes, see Underwriting Standards p. 24.

     We may issue certain Policies on a simplified or expedited basis. The cost of insurance rates for Policies we issue on this basis will be no higher than the guaranteed rates for select, non-tobacco use or standard, tobacco use categories. However, these rates may be higher or lower than current rates charged under otherwise identical Policies that are using standard underwriting criteria.

Monthly death benefit   .   This charge is $0.04 per $1,000 of your initial
guarantee charge            specified amount.
                        .   This charge is deducted monthly from your cash
                            value.
                        .   We will deduct this charge only until the no lapse
                            date you selected on the application.
                        .   This charge compensates us for the risk of
                            guaranteeing the death benefit you chose on the
                            application.

Mortality and Expense Risk Charge

     We deduct a daily charge from your cash value in each subaccount to compensate us for certain mortality and expense risks we assume. This charge is equal to:

      .   your Policy's cash value in each subaccount multiplied by
      . the daily pro rata portion of the annual mortality and expense risk charge rate of 0.90% (this annual rate is equal to 0.90% of the average daily net assets of each subaccount).

     The mortality risk is that the surviving insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

     If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution costs.

Surrender Charge

     If you surrender your Policy completely during the first 15 years, we deduct a surrender charge from your cash value and pay the remaining cash value (less any outstanding loan amounts) to you. There is no surrender charge if you wait until the 15th Policy anniversary to surrender your Policy. The payment you receive is called the net surrender value. The formula we use reduces the surrender charge at older ages in compliance with state laws.

     The surrender charge may be significant. You should calculate this charge carefully before you consider a surrender. Under some circumstances the level of the surrender charge might result in no net surrender value available if you surrender your Policy in the first few Policy years. This will depend on a number of factors, but is more likely if:

      . you pay premiums equal to or not much higher than the minimum monthly guarantee premium shown in your Policy, and/or
      .   investment performance is too low.


The surrender charge is           . the deferred issue charge; plus
equal to:                         . the deferred sale charge; and the sum
                                    multiplied by
                                  . the surrender charge percentage.

     The deferred issue charge is $5.00 multiplied by each $1,000 of the initial specified amount stated in your Policy. This charge helps us recover the underwriting, processing and start-up expenses that we incur in connection with the Policy and the separate account.

     The deferred sales charge equals

 .   26.5% multiplied by the total premiums paid up to the guideline premium shown in your Policy; plus
 .   a percentage (the excess premium charge), which varies depending on the younger joint insured's issue age (see table below), multiplied by
 .   the total premiums paid in excess of the guideline premium ("excess premium charge").


     Issue Age Range           Excess
     (Younger Joint            Premium
         Insured)               Charge
          1-55                   4.2%
          56-63                  3.7%
          64-68                  3.1%
          69-73                  2.5%
          74-76                  2.0%
          77-78                  1.6%
          79-80                  1.2%

     The deferred sales charge helps us recover distribution expenses that we incur in connection with the Policy, including agent sales commissions and printing and advertising costs. The proceeds of this charge may not be sufficient to cover these expenses. To the extent they are not, we will cover the shortfall from our general account assets, which may include profits from the mortality and expense risk charge under the Policy.

     To determine the surrender charge, we apply the surrender charge percentage to the sum of the deferred issue charge and the deferred sales charge. In Policy years 1-10 this percentage is 100% for joint insureds when the age of the younger joint insured is between issue ages 0-74 and then declines at the rate of 20% per year until reaching zero at the end of the 15th Policy year.

     For joint insureds when the age of the younger joint insured is between issue ages 75-80, the surrender charge percentage is 100% until the end of the 6th Policy year and then declines to 0% at the end of the 15th Policy year. Therefore, the surrender charge will be less if you surrender the Policy during the 11th through the 15th Policy year. There is no surrender charge if the Policy is surrendered after the 15th Policy year (see Example 2 below).

 Surrender Charge Percentages


End of Policy Year* Younger Age
------------------- -----------
                    Less   75
                    Than   or
                     75   Above
                    ----  -----
At Issue             100%   100%
1-6                  100%   100%
7                    100%    97%
8                    100%    88%
9                    100%    80%
10                   100%    73%
11                    80%    66%
12                    60%    60%
13                    40%    40%
14                    20%    20%
15+                    0%     0%

* The percentage on any date other than a Policy anniversary will be determined proportionately using the percentage at the end of the Policy year prior to surrender and the percentage at the end of the Policy year of surrender.

 .   Surrender Charge Example 1: Assume a male non-tobacco user age 35 and a female non-tobacco user age 35 purchase a Policy for $100,000 of specified amount, paying the guideline premium of $806.11, and an additional premium amount of $193.89 in excess of the guideline premium, for a total premium of $1,000 per year for four years ($4,000 total for four years), and then surrenders the Policy. The surrender charge would be calculated as follows:


(a) Deferred issue charge: [100 x $5.00]        =   $500.00
    ($5.00/$1,000 of initial specified amount)
(b) Deferred sales charge:
    (1) 26.5% of guideline
        premium paid
        [26.5% x $806.11], and                  =   $213.62
    (2) 4.2% of premiums paid in excess
        of guideline premium
        [4.2% x ((4 x $1,000) - $806.11)]       =   $134.14
(c) Applicable surrender charge                 =       100%
    [(a)$500.00 + (b)($213.62 + $134.14)]
    x 100%
    Surrender charge = [$847.76]
    x 100%                                      =   $847.76
                                                    =======

 .   Surrender Charge Example 2: Assume the same facts as in Example 1, including continued premium payments of $1,000 per year, except the owner surrenders the Policy on the 14th Policy anniversary:


(a) Deferred issue charge: [100 x            =   $500.00
    $5.00]
(b) Deferred sales charge:
    (1) [26.5% x $806.11], and               =   $213.62
    (2) [4.2% x ((14 x $1,000) -             =   $554.14
    $806.11)]
(c) Applicable surrender charge              =     20%
    [(a)$500.00 + (b)($213.62) + $554.14)]
    x 20%
    Surrender charge = [$1,267.76]
    x 20%                                    =   $253.55
                                                 =======

There will be no surrender charge if the owner waits until the 15th Policy anniversary.


     For Policies issued in the state of Pennsylvania, the following surrender charge percentage table applies.

 Surrender Charge Percentages


Policy Year Issue  Issue  Issue
----------- Ages   Ages   Ages
            20-69  70-74  75-80
            -----  -----  -----
1             100%   100%   100%
2             100%   100%    96%
3             100%   100%    89%
4             100%   100%    83%
5             100%    95%    77%
6             100%    90%    73%
7             100%    85%    68%
8             100%    80%    65%
9              95%    76%    61%
10             90%    72%    58%
11             80%    68%    55%
12             60%    60%    51%
13             40%    40%    40%
14             20%    20%    20%
15              0%     0%     0%

     The surrender charge helps us to recover distribution expenses that we incur in connection with the Policy, including agent sales commissions and printing and advertising costs.

Transfer Charge

    .     We currently allow you to make 12 transfers each year free from charge.
    .     We charge $10 for each additional transfer.
    . For purposes of assessing the transfer charge, all transfers made in one day, regardless of the number of subaccounts affected by the transfer, is considered a single transfer.

    .     We deduct the transfer charge from the amount being transferred.
    . Transfers due to loans, exercise of conversion rights, or from the fixed account do not count as transfers for the purpose of assessing this charge.
    . Transfers under dollar cost averaging and asset rebalancing are transfers for purposes of this charge.
    .     We will not increase this charge.

Cash Withdrawal Charge

    . After the first Policy year, you may take one cash withdrawal per Policy year.
    . When you make a cash withdrawal, we charge a processing fee of $25 or 2% of the amount you withdraw, whichever is less.
    .     We deduct this amount from the withdrawal, and we pay you the balance.
    .     We will not increase this charge.

Taxes

     We currently do not make any deductions for taxes from the separate account. We may do so in the future if such taxes are imposed by federal or state agencies.

Portfolio Expenses

     The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. You pay these fees and expenses indirectly. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses currently range from 0.44% to 1.20%. See the Portfolio Annual Expense Table in this prospectus, and the fund prospectuses.

     Our affiliate, AFSG, the principal underwriter for the Policies, will receive the 12b-1 fees and our affiliates, including the principal underwriter for the Policies, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Policy and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

Group or Sponsored Policies

     We issue a different Policy for group or sponsored arrangements ("Group/Sponsored Policies"). Under Group/Sponsored Policies, a trustee or employer purchases individual policies covering a group of individuals on a group basis (e.g., Section 401 employer-sponsored benefit plans and deferred compensation plans). A sponsored arrangement is where an employer permits a group solicitation of Policies to its employees or an association permits a group solicitation of Policies to its members.

     We have certain criteria to issue Group/Sponsored Policies. Generally, a group or sponsored arrangement must be a specific size and must have been in operation for a number of years. We may reduce certain charges, such as premium expense charges, surrender charge, limits on minimum premium and minimum specified amount, or monthly Policy charge, for these Policies. In some cases, we currently waive the monthly Policy charge and reduce the surrender charge. The amount of the reduction and the criteria for Group/Sponsored Policies will reflect the reduced sales effort resulting from these sales. Groups or sponsored arrangements which have been set up solely to purchase Group/Sponsored Policies or which have been in existence for less than six months will not qualify. Group/Sponsored Policies may not be available in all states. Group/Sponsored Policies may be subject to special tax rules and consequences and other legal restrictions (see Federal Income Tax Considerations, p. 57).


     Insurance policies where the benefits vary based on gender may not be used to fund certain employer-sponsored benefit plans and fringe benefit programs. Employers should consult tax attorneys before proposing to offer Group/Sponsored Policies.

Associate Policies

     We offer an Associate Policy to certain employees, field associates, directors and their relatives. An Associate Policy may have reduced or waived premium expense charges, surrender charge, cost of insurance rates, limits on minimum premium and minimum specified amount, or monthly Policy charge. The Associate Policy is available to:

     . our current and retired directors, officers, full-time employees and registered representatives, and those of our affiliates; current and retired directors, officers, full-time employees and registered representatives of AFSG and any broker-dealer with which they have a sales agreement;
     . any trust, pension, profit-sharing or other employee benefit plan of the foregoing persons or entities;
     . current and retired directors, officers, and full-time employees of the AEGON/Transamerica Series Fund, Inc., the IDEX Mutual Funds, and any investment adviser or sub-adviser thereto; and
     .    any family member of the above.

     We may modify or terminate this arrangement. Associate Policies may not be available in all states.

Death Benefit
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Death Benefit Proceeds

     As long as the Policy is in force, we will pay the death benefit proceeds on an individual Policy once we receive satisfactory proof of the surviving insured's death. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the surviving insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner's estate. We will pay the death benefit proceeds in a lump sum or under a payment option. See Payment Options p. 51.


Death benefit              .  the death benefit (described below); minus
proceeds equal:            .  any monthly deductions due during the grace
                              period (if applicable); minus
                           .  any outstanding Policy loan amount; plus
                           .  any additional insurance in force provided by
                              rider; plus
                           .  any interest you paid in advance on the loan(s)
                              for the period between the date of death and
                              the next Policy anniversary.

     We may further adjust the amount of the death benefit proceeds if we contest the Policy, or if you misstate either joint insured's age or gender. See Our Right to Contest the Policy p. 60; and Misstatement of Age or Gender p. 61.

Base Policy Death Benefit

     The Policy provides a death benefit. The death benefit is determined at the end of the valuation period in which the surviving insured dies. You must select one of the two death benefit options we offer in your application. No matter which death benefit option you choose, we guarantee that, so long as the Policy does not lapse, the death benefit will never be less than the specified amount on the date of the surviving insured's death.


Death Benefit Option A     .  the current specified amount; or
equals the greater of:     .  a specified percentage called the
                              limitation percentage, multiplied by
                              .  the cash value on the surviving
                                 insured's date of death.

     Under Option A, your death benefit remains level unless the limitation percentage multiplied by the cash value is greater than the specified amount; then the death benefit will vary as the cash value varies.

     The limitation percentage is the minimum percentage of cash value we must pay as the death benefit under federal tax requirements. It is based on the attained age of the younger joint insured at the beginning of each Policy year. The following table indicates the limitation percentages for different ages:

Attained Age
 of Younger
Joint Insured   Limitation Percentage
40 and under    250%
41 to 45        250% of cash value minus 7% for each age over age 40
46 to 50        215% of cash value minus 6% for each age over age 45
51 to 55        185% of cash value minus 7% for each age over age 50
56 to 60        150% of cash value minus 4% for each age over age 55
61 to 65        130% of cash value minus 2% for each age over age 60
66 to 70        120% of cash value minus 1% for each age over age 65
71 to 75        115% of cash value minus 2% for each age over age 70
76 to 90        105%
91 to 95        105% of cash value minus 1% for each age over age 90
96 and older    100%

     If the federal tax code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the cash value will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

     Option A Illustration. Assume that the younger joint insured's attained age is under 40, there have been no withdrawals, and there are no outstanding loans. Under Option A, a Policy with a $250,000 specified amount will generally pay $250,000 in death benefits. However, because the death benefit must be equal to or greater than 250% of cash value, any time the cash value of the Policy exceeds $100,000, the death benefit will exceed the $250,000 specified amount. Each additional dollar added to the cash value above $100,000 will increase the death benefit by $2.50.

     Similarly, so long as the cash value exceeds $100,000, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, the death benefit will equal the specified amount of the Policy reduced by the dollar value of any cash withdrawals.

Death Benefit Option B      .  the current specified amount; plus
equals the greater of:      .  the cash value on the surviving insured's
                               date of death; or
                               .  the limitation percentage, multiplied by
                               .  the cash value on the surviving insured's
                                  date of death.

     Under Option B, the death benefit always varies as the cash value varies.

     Option B Illustration. Assume that the younger joint insured's attained age is under 40, and there are no outstanding loans. Under Option B, a Policy with a specified amount of

$250,000 will generally pay a death benefit of $250,000 plus cash value. Thus, a Policy with a cash value of $50,000 will have a death benefit of $300,000 ($250,000 + $50,000). The death benefit, however, must be at least 250% of cash value. As a result, if the cash value of the Policy exceeds $166,666, the death benefit will be greater than the specified amount plus cash value. Each additional dollar of cash value above $166,666 will increase the death benefit by $2.50.

     Similarly, any time cash value exceeds $166,666, each dollar taken out of cash value will reduce the death benefit by $2.50. If at any time, cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit will be the specified amount plus the cash value of the Policy.

Effects of Cash Withdrawals on the Death Benefit

     If you choose Option A, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. Regardless of the death benefit option you choose, a cash withdrawal will reduce the death benefit by at least the amount of the withdrawal.

Choosing Death Benefit Options

     You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your cash value and on the amount of cost of insurance charges you pay.

     You may find Option A more suitable for you if your goal is to increase your cash value through positive investment experience. You may find Option B more suitable if your goal is to increase your total death benefit.

Changing the Death Benefit Option

     After the third Policy year, you may change your death benefit option once each Policy year.

     .  You must make your request in writing.

     . The effective date of the change will be the Monthiversary on or following the date when we receive your request for a change at our office.

     . You may not make a change that would decrease the specified amount below the minimum specified amount stated in your Policy.

     . There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy's death benefit option.

     If you change your death benefit option from Option B to Option A, we will make the specified amount after the change equal to the specified amount prior to the change, plus your Policy's cash value on the effective date of the change. If you change your death benefit option from Option A to Option B, we will make the specified amount after the change equal to the specified amount prior to the change, minus the cash value on the effective date of the change. We will notify you of the new specified amount.

Decreasing the Specified Amount

     After the Policy has been in force for three years, you may decrease the specified amount once each Policy year. A decrease in the specified amount may affect your cost of insurance charge and may have adverse federal tax consequences. You should consult a tax advisor before decreasing your Policy's specified amount.

Conditions for          .   you must make your request in writing;
decreasing the          .   you may not change your death benefit option in the
specified amount:           same Policy year that you decrease your specified
                            amount;
                        .   you may not decrease your specified amount lower
                            than the minimum specified amount stated in your
                            Policy;
                        .   you may not decrease your specified amount if it
                            would disqualify your Policy as life insurance
                            under the Internal Revenue Code;
                        .   we may limit the amount of the decrease to no more
                            than 20% of the specified amount; and
                        .   a decrease in specified amount will take effect on
                            the Monthiversary on or after we receive your
                            written request.

No Increases in the Specified Amount

     We do not allow increases in the specified amount. If you want additional insurance, you may purchase a term rider or purchase an additional policy(ies) naming the same owner and insured. We may waive the Policy charge at issue on these additional policies.

Payment Options

     There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. See Settlement Options p. 62 for information concerning these settlement options.

Surrenders and Cash Withdrawals
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Surrenders

     You must make a written request containing an original signature, to surrender your Policy for its net surrender value as calculated at the end of the valuation date on which we receive your request at our office. The surviving insured must be alive, the Policy must be in force, and it must be before the maturity date when you make your written request. A surrender is effective as of the date when we receive your written request. The signature of the owner's spouse is required if the owner is a resident of: Arizona, California, Idaho, Nevada, New Mexico, Washington or Wisconsin. You will incur a surrender charge if you surrender the Policy during the first 15 Policy years (see Charges and Deductions -- Surrender Charge p. 40). Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net surrender value in a lump sum within seven days or under a settlement option. A surrender may have tax consequences. See Federal Income Tax Considerations p. 57.

Cash Withdrawals

     After the first Policy year, you may request a cash withdrawal of a portion of your cash value subject to certain conditions.

Cash                    .   You must make your cash withdrawal request to us in
withdrawal                  writing and must contain an original signature.
conditions:             .   Signature of owner's spouse is required if owner is
                            a resident of: Arizona, California, Idaho, Nevada,
                            New Mexico, Washington or Wisconsin.
                        .   We only allow one cash withdrawal per Policy year.
                        .   We may limit the amount you can withdraw to at least
                            $500, and to no more than 10% of the net surrender
                            value.
                        .   You may not take a cash withdrawal if it will
                            reduce the specified amount below the minimum
                            specified amount set forth in the Policy.
                        .   You may specify the subaccount(s) and the fixed
                            account from which to make the withdrawal. If you
                            do not specify an account, we will take the
                            withdrawal from each account in accordance with
                            your current premium allocation instructions.
                        .   We generally will pay a cash withdrawal request
                            within seven days following the valuation date we
                            receive the request.
                        .   We will deduct a processing fee equal to $25 or 2%
                            of the amount you withdraw, whichever is less. We
                            deduct this amount from the withdrawal, and we pay
                            you the balance.
                        .   You may not take a cash withdrawal that would
                            disqualify your Policy as life insurance under the
                            Internal Revenue Code.
                        .   A cash withdrawal may have tax consequences (see
                            Federal Income Tax Considerations p. 57).

     A cash withdrawal will reduce the cash value by the amount of the cash withdrawal, and will reduce the death benefit by at least the amount of the cash withdrawal. When death benefit Option A is in effect, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal.

     When we incur extraordinary expenses, such as overnight mail expenses or wire service fees, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery ($30 for Saturday delivery) and $25 for wire service.

Loans
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

General

     After the first Policy year (as long as the Policy is in force) you may borrow money from us using the Policy as the only security for the loan. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from, or secured by, a Policy may have tax consequences. See Federal Income Tax Considerations p. 57.

Policy loans are        .   we may require you to borrow at least $500;
subject to certain      .   the maximum amount you may  borrow is 90% of the
conditions:                 cash value, less any surrender charge and any
                            outstanding loan amount; and
                        .   signature of owner's spouse is required if owner is
                            a resident of: Arizona, California, Idaho, Nevada,
                            New Mexico, Washington or Wisconsin.

     When you take a loan, we will withdraw an amount equal to the requested loan plus interest in advance until the next Policy anniversary from each of the subaccounts and the fixed account based on your current premium allocation instructions (unless you specify otherwise). We will transfer that amount to the loan reserve. The loan reserve is the portion of the fixed account used as collateral for a Policy loan.

     We normally pay the amount of the loan within seven days after we receive a proper loan request. We may postpone payment of loans under certain conditions. See Payments We Make p. 62.

     You may request a loan by telephone by calling us at 1-800-851-9777, extension 6539, Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern time. If the loan amount you request exceeds $50,000 or if the address of record has been changed within the past 10 days, we may reject your request. If you do not want the ability to request a loan by telephone, you should notify us in writing. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine.

     You may also fax your loan request to us at 727-299-1667. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.

     You can repay a loan at any time while the Policy is in force. We will consider any payments you make on the Policy to be premium payments unless the payments are clearly specified as loan repayments.

     At each Policy anniversary, we will compare the amount of the outstanding loan to the amount in the loan reserve. We will also make this comparison any time you repay all or part of the loan, or make a request to borrow an additional amount. At each such time, if the amount of the outstanding loan exceeds the amount in the loan reserve, we will withdraw the difference from the subaccounts and the fixed account and transfer it to the loan reserve, in the same manner as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan, we will withdraw the difference from the loan reserve and transfer it to the subaccounts and the fixed account in the same manner as current premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge. We reserve the right to require a transfer to the fixed account if the loans were originally transferred from the fixed account.

Interest Rate Charged

     We will charge you an annual interest rate on a Policy loan that is equal to 5.2% and is payable annually in advance. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate.

Loan Reserve Interest Rate Credited

     We will credit the amount in the loan reserve with interest at an effective annual rate of at least 4.0%. We may credit a higher rate, but we are not obligated to do so.

 .   We currently credit interest at an effective annual rate of 4.75% on amounts you borrow during the first ten Policy years.

 .   After the tenth Policy year, on all amounts that you have borrowed, we currently credit interest to part of the cash value in excess of the premiums paid less withdrawals at an interest rate equal to the interest rate we charge on the total loan. The remaining portion, equal to the cost basis, is currently credited 4.75%.

Effect of Policy Loans

     A Policy loan reduces the death benefit proceeds and net surrender value by the amount of any outstanding loan. Repaying the loan causes the death benefit proceeds and net surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan plus interest charged in advance until the next Policy anniversary in the loan reserve. This amount is not affected by the separate account's investment performance and may not be credited with the interest rates accruing on the fixed account. Amounts transferred from the separate account to the loan reserve will affect the value in the separate account because we credit such amounts with an interest rate declared by us rather than a rate of return reflecting the investment results of the separate account.

     There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences (see Federal Income Tax Considerations p. 57). You should consult a tax advisor before taking out a Policy loan.

     We will notify you (and any assignee of record) if the sum of your loans plus any interest you owe on the loans is more than the net surrender value. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.


Policy Lapse and Reinstatement
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lapse

     Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is no guarantee that your Policy will not lapse. This Policy provides a no lapse period. See below. Once your no lapse period ends, your Policy may lapse (terminate without value) if the net surrender value on any Monthiversary is less than the monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans and cash withdrawals cause a decrease in the net surrender value, or you have not paid sufficient premiums as discussed below to offset the monthly deductions.

     If the net surrender value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 61 days after the date of the notice. This 61-day period is called the grace period. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate without value.

No Lapse Period

     This Policy provides a no lapse period. As long as you keep the no lapse period in effect, your Policy will not lapse and no grace period will begin. Even if your net surrender value is not enough to pay your monthly deduction, the Policy will not lapse so long as the no lapse period is in effect. The no lapse period will not extend beyond the no lapse date you selected on the application. Each month we determine whether the no lapse period is still in effect.


No lapse period            This period is selected by you on the
                           Policy application and may be either:
                           . Option 1 -- the target premium attained age 65
                             or five Policy years, whichever is later; or
                           . Option 2 -- the target premium attained age 75
                             or ten Policy years, whichever is later.
                           The target premium attained age is:
                           . the target premium age, plus
                           . the number of completed Policy years.

                     The target premium age equals:
                     .   the average of the joint insureds' issue ages, rounded
                         down, but no more than
                         .   the younger joint insured's age, plus
                         .   ten years.

No lapse date        This date is either:
                     .   the later of target premium attained age 65 or five
                         Policy years; or
                     .   the later of target premium attained age 75 or ten
                         Policy years.
                     You select the no lapse date on the Policy application.

Early  termination
of the no lapse
period               .   The no lapse period coverage will end immediately if
                         you do not pay sufficient minimum monthly guarantee
                         premiums.
                     .   You must pay total premiums (minus withdrawals and
                         outstanding loans) that equal at least:
                         .   the sum of the minimum monthly guarantee premium in
                             effect for each month from the Policy date up to
                             and including the current month.

     Your minimum monthly guarantee premium amount will vary depending on whether you have chosen Option 1 or 2. Neither option may exceed target premium age 85.

     You will lessen the risk of Policy lapse if you keep the no lapse period in effect. Before you take a cash withdrawal or a loan, you should consider carefully the effect it will have on the no lapse period guarantee. See Minimum Monthly Guarantee Premium p. 30.

Reinstatement

     We will reinstate a lapsed Policy within five years after the lapse (and prior to the maturity date). To reinstate the Policy you must:

 .   submit a written application for reinstatement;
 .   provide evidence of insurability satisfactory to us;
 .   make a minimum premium payment sufficient to provide a net premium that is large enough to cover:
    .   three monthly deductions; and
    . any surrender charge calculated from the Policy date to the date of reinstatement. (Although we do not currently assess this charge, we reserve the right to do so in the future.)

We will not reinstate any indebtedness. The cash value of the loan reserve on the reinstatement date will be zero. Your net surrender value on the reinstatement date will equal the net premiums you pay at reinstatement, minus one monthly deduction and any surrender charge. The reinstatement date for your Policy will be the Monthiversary on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

Federal Income Tax Considerations
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy

     A Policy must satisfy certain requirements set forth in the Internal Revenue Code (the "Code") in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that it is reasonable to conclude that a Policy should generally satisfy the applicable Code requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

     In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as your flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over separate account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.

     In addition, the Code requires that the investments of the separate account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

     In General. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

     Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract" ("MEC").

     Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to summarize here, but generally depend on the amount of premiums paid during the first seven Policy years. Certain changes in the Policy after it is issued could also cause the Policy to be classified as a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC. Among other things, a reduction in benefits at any time could cause a Policy to become a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

     Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified immediately. At that time, you will need to notify us if you want to continue your Policy as a MEC. If you notify us that you do not want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that caused the Policy to become a MEC as of the date we receive the notice.

     Distributions (other than Death Benefits) from Modified Endowment Contracts. Policies classified as MECs are subject to the following tax rules:

 .   All distributions other than death benefits from a MEC, including distributions upon surrender and cash withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the owner's investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

 .   Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.

 .   A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

 .   If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

     Distributions (other than Death Benefits) from Policies that are not Modified Endowment Contracts. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

     Tax consequences of loans from or secured by a Policy that is not a MEC are uncertain and a tax advisor should be consulted about such loans.

     Finally, neither distributions from nor loans from or secured by a Policy that is not a MEC are subject to the 10% additional tax.

     Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

     Investment in the Policy. Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

     Policy Loans. If a loan from a Policy is outstanding when the Policy is canceled or lapses, then the amount of the outstanding indebtedness will be taxed as if it were a distribution.

     Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

     Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split-dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

     Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.

     Tax Treatment of Policy Split. The Policy Split Option permits you to split the Policy into two new individual life insurance contracts upon the occurrence of a divorce of the joint insureds, certain changes in federal estate tax law, or a dissolution of a business partnership of which the joint insureds were partners. (See Policy Split Option p. 28.) A policy split could have adverse tax consequences. For example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. It is also not clear whether the individual policies that result from a policy split would in all circumstances be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual policies would be classified as MECs. Before you exercise your rights under the Policy Split Option, you should consult a competent tax advisor regarding the possible consequences of a policy split.

     Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, as long as the beneficiary is an insured under the Policy. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.

     Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

     Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always a possibility that the tax treatment of the Policies could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Policy.

Other Policy Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Our Right to Contest the Policy

     In issuing this Policy, we rely on all statements made by or for the joint insureds in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy.

     In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force, while both joint insureds are still alive, for two years from the Policy date, or if reinstated, for two years from the date of reinstatement. At the end of the second Policy year, we will send you a notice asking you whether either joint insured has died. We can still contest the Policy's validity even if you do not notify us that a joint insured has died and even if the Policy is still in force.

Suicide Exclusion

     If either joint insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date; if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid within such two year period, less any outstanding loans, and less any cash withdrawals. We will pay this amount to the beneficiary in one sum.

Misstatement of Age or Gender

     If the age or gender of either joint insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the joint insured's correct age and gender.

Modifying the Policy

     Only our President or Secretary may modify this Policy or waive any of our rights or requirements under this Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in this Policy.

     If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

Benefits at Maturity

     If either joint insured is living and the Policy is in force, the Policy will mature on the Policy anniversary nearest the younger joint insured's 100th birthday. This is the maturity date. On the maturity date we will pay you the net surrender value of your Policy.

     If your Policy was issued before May 1, 2000, and you send a written request, we may extend the maturity date if your Policy is still in force on the maturity date and there are no adverse tax consequences in doing so. You must submit a written request for the extension between 90 and 180 days prior to the maturity date. We must agree to the extension.

     If your Policy was issued after May 1, 2000, and you send a written request, we will extend the maturity date if your Policy is still in force on the maturity date. Any riders in force on the scheduled maturity date will terminate on that date and will not be extended. Interest on any outstanding Policy loans will continue to accrue during the period for which the maturity date is extended. You must submit a written request for the extension between 90 and 180 days prior to the maturity date and elect one of the following:

1. If you had previously selected death benefit Option B, we will change the death benefit to Option A. On each valuation date, we will adjust the specified amount to equal the cash value, and the limitation percentage will be 100%. We will not permit you to make additional premium payments unless it is required to prevent the Policy from lapsing. We will waive all future monthly deductions; or

2. We will automatically extend the maturity date until the next Policy anniversary. You must submit a written request, between 90 and 180 days before each subsequent Policy anniversary, stating that you wish to extend the maturity date for another Policy year. All benefits and charges will continue as set forth in your Policy. We will adjust the annual cost of insurance rates using the then current cost of insurance rates.

     If you choose 2 above, you may change your election to 1 above at any time. However, if you choose 1 above, then you may not change your election to 2 above.

     The tax consequences of extending the maturity date beyond the younger joint insured's 100th birthday are uncertain. You should consult a tax advisor as to those consequences.

Payments We Make

     We usually pay the amounts of any surrender, cash withdrawal, death benefit proceeds, or settlement options within seven business days after we receive all applicable written notices and/or due proofs of death at our office. However, we can postpone such payments if:

 .   the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or
 .   the SEC permits, by an order, the postponement for the protection of policyowners; or
 .   the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.

     If you have submitted a recent check or draft, we have the right to defer payment of surrenders, cash withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, cash withdrawals, death benefit proceeds, or surrenders from the fixed account for up to six months.

Settlement Options

     If you surrender the Policy, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of the three settlement options described below. In either event, life insurance coverage ends. Also, when the surviving insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options. If the regular payment under a settlement option would be less than $20, we will instead pay the proceeds in one lump sum. We may make other settlement options available in the future.

     Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date or the surviving insured's date of death.

Under any settlement option, the dollar amount of each payment will depend on four things:

     . the amount of the surrender or death benefit proceeds on the surrender date or surviving insured's date of death;

     . the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%);

     .   the mortality tables we use; and

     .   the specific payment option(s) you choose.

Option 1 - Equal        .   We will pay the proceeds, plus interest, in equal
Monthly Installments        monthly installments for a fixed period of your
for a Fixed Period          choice, but not longer than 240 months.

                        . We will stop making payments once we have made all the payments for the period selected.

Option 2 - Equal        At your or the beneficiary's direction, we will make
Monthly Installments    equal monthly installments:
for Life (Life Income)

                            . only for the life of the payee, at the end of which payments will end; or

                            . for the longer of the payee's life, or for 10 years if the payee dies before the end of the first 10 years of payments; or

                            . until the total amount of all payments we have made equals the proceeds that were applied to the settlement option.

Option 3 - Equal          .  We will make equal monthly payments during the
Monthly Installments for     joint lifetime of two persons, first to a chosen
the Life of the Payee and    payee, and then to a co-payee, if living, upon the
then to a Designated         death of the payee.
Survivor (Joint and       .  Payments to the co-payee, if living, upon the
Survivor)                    payee's death will equal the full amount made to
                             the payee before the payee's death.

Reports to Owners

     At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

 .  the current cash value            .  any activity since the last report
 .  the current net surrender value   .  projected values
 .  the current death benefit         .  investment experience of each subaccount
 .  any outstanding loans             .  any other information required by law

     You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request including: premium payments, changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

Records

     We will maintain all records relating to the separate account and the fixed account.

Policy Termination

     Your Policy will terminate on the earliest of:

  .  the maturity date;                   .  the end of the grace period; or
  .  the date the surviving insured dies; .  the date the Policy is surrendered.

Supplemental Benefits (Riders)
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

     The following supplemental benefits (riders) are available and may be added to a Policy. Monthly charges for these riders are deducted from cash value as part of the monthly deduction. The riders available with the Policies provide fixed benefits that do not vary with the investment experience of the separate account. For purposes of the riders, the face amount is the level term insurance amount we pay at death. These riders may not be available in all states. Adding these supplemental benefits to an existing Policy or canceling them may have tax consequences and you should consult a tax advisor before doing so.

Joint Insured Term Rider

     This rider provides additional life insurance on the lives of both joint insureds. We will pay the rider's face amount when we receive proof that both joint insureds died while the rider was in force. The cost of insurance rates for this rider increase each year. For Policies with a specified amount of $1,000,000 or more, we generally charge a lower rate. This rider terminates on the younger joint insured's 95/th/ birthday.

Individual Insured Rider

     This rider provides additional life insurance on the life of either joint insured. We will pay the rider's face amount when we receive proof of the insured's death. On any Monthiversary while the rider is in force, you may replace it with a new Policy on the insured's life (without evidence of insurability). This rider terminates on the insured's 95th birthday.

Conditions to           .  your request must be in writing;
replace the             .  the rider has not reached the anniversary nearest to
rider:                     the insured's 70/th/ birthday;
                        .  the new policy is any permanent insurance policy that
                           we currently offer;
                        .  subject to the minimum specified amount requirements
                           for the new policy, the amount of the insurance under
                           the new policy will equal the face amount in force
                           under the rider as long as it meets the minimum face
                           amount requirements of the original Policy; and
                        .  we will base your premium on the insured's rate
                           class under the rider.

Wealth Protector Rider

     This rider provides additional life insurance on the lives of both joint insureds. This rider can only be added at issue of your Policy. We will pay the rider's face amount when we receive proof that both joint insureds died while the rider was in force. This rider has no conversion or exchange privilege. The rider will terminate on the earliest of:

     .  the date the Policy terminates;
     .  the fourth Policy anniversary; or
     . the Monthiversary after we receive your written request to terminate the rider.

The cost of insurance rates do not increase while this rider is in force.

Terminal Illness Accelerated Death Benefit Rider

     This rider allows us to pay all or a portion of the death benefit once we receive satisfactory proof that the surviving insured is ill and has a life expectancy of one year or less. A doctor must certify the insured's life expectancy.

     We will pay a "single-sum benefit" equal to:

     . the death benefit on the date we pay the single-sum benefit; multiplied by
     . the election percentage of the death benefit you elect to receive; divided by
     . 1 + i ("i" equals the current yield on 90-day Treasury bills or the Policy loan interest rate, whichever is greater); minus
     . any indebtedness at the time we pay the single-sum benefit, multiplied by the election percentage.

     The maximum terminal illness death benefit used to determine the single-sum benefit as defined above is equal to:

     . the death benefit available under the Policy once we receive satisfactory proof that the surviving insured is ill; plus
     . the benefit available under any joint insured Term Rider or Wealth Protector Rider in force.
     .  a single-sum benefit may not be greater than $500,000.

     The election percentage is a percentage that you select. It may not be greater than 100% of your Policy's death benefit under the rider.

     We will not pay a benefit under the rider if the surviving insured's terminal condition results from self-inflicted injuries which occur during the period specified in your Policy's suicide provision.

     The rider terminates at the earliest of:

     .  the date the Policy terminates;
     .  the date a settlement option takes effect;
     . the date we pay a single-sum benefit; or . the date you terminate the rider.

     We do not charge for this rider. This rider may not be available in all states, or its terms may vary depending on a state's insurance law requirements.

     The tax consequences of adding this rider to an existing Policy or requesting payment under the rider are uncertain and you should consult a tax advisor before doing so.

IMSA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Performance Data
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rates of Return

     The rates of return in Table 1 reflect each subaccount's actual investment performance. The Table shows the historical investment experience of the subaccounts based on the subaccounts' historical investment experience. This information does not represent or project future investment performance.

     Some portfolios began operation before their corresponding subaccount. For these portfolios, we have included in Table 2 below adjusted portfolio performance from the portfolio's inception date. The adjusted portfolio performance is designed to show the performance that would have resulted if the subaccount had been in operation during the time the portfolio was in operation.

     We deduct the annual mortality and expense risk charge, investment management fees and direct fund expenses.

     These rates of return do not reflect other charges that are deducted under the Policy or from the separate account (such as the premium expense charge, monthly deduction or the surrender charge). If these charges were deducted, performance would be significantly lower. These rates of return are not estimates, projections or guarantees of future performance.

     We also show below comparable figures for the unmanaged Standard & Poor's Index of 500 Common Stocks ("S&P 500"), a widely used measure of stock market performance. The S&P 500 does not reflect any deduction for the expenses of operating and managing an investment portfolio.

                                     Table 1
                           Average Annual Total Return
                   For the Periods Ended on December 31, 2000

                                                                                                     10 Years   Subaccount
                                                                                                        or      Inception
Subaccount                                                                1 Year   3 Years  5 Years  Inception     Date
----------                                                               --------  -------  -------  ---------  ----------
WRL Munder Net50/(1)/ .................................................   (1.15)%     N/A      N/A      5.24%    07/01/99
WRL Van Kampen Emerging Growth ........................................  (12.70)%   34.18%   27.93%    24.80%    03/01/93
WRL T. Rowe Price Small Cap ...........................................   (9.27)%     N/A      N/A      6.87%    07/01/99
WRL Pilgrim Baxter Mid Cap Growth .....................................  (15.16)%     N/A      N/A     22.46%    07/01/99
WRL Alger Aggressive Growth ...........................................  (31.94)%   18.88%   17.76%    17.67%    03/01/94
WRL Third Avenue Value ................................................   34.26%      N/A      N/A     12.47%    01/02/98
WRL Value Line Aggressive Growth/(2)/ .................................     N/A       N/A      N/A    (10.24)%   05/01/00
WRL GE International Equity ...........................................  (15.75)%    5.28%     N/A      5.60%    01/02/97
WRL Janus Global/(4)/ .................................................  (18.28)%   21.32%   21.62%    18.44%    03/01/94
WRL Great Companies--Technology/SM(2)/ ................................     N/A       N/A      N/A    (33.01)%   05/01/00
WRL Janus Growth+ .....................................................  (29.58)%   22.02%   19.86%    18.43%    10/02/86
WRL Goldman Sachs Growth ..............................................   (8.84)%     N/A      N/A      1.94%    07/01/99
WRL GE U.S. Equity ....................................................   (1.67)%   12.01%     N/A     15.35%    01/02/97
WRL Great Companies--America/SM(2)/ ...................................     N/A       N/A      N/A     13.12%    05/01/00
WRL Salomon All Cap ...................................................   17.24%      N/A      N/A     16.32%    07/01/99
WRL C.A.S.E. Growth ...................................................  (21.42)%    1.91%     N/A      5.86%    05/01/96
WRL Dreyfus Mid Cap ...................................................   11.91%      N/A      N/A      7.93%    07/01/99
WRL NWQ Value Equity ..................................................   14.17%     4.85%     N/A     10.70%    05/01/96
WRL T. Rowe Price Dividend Growth .....................................    8.89%      N/A      N/A     (0.14)%   07/01/99
WRL Dean Asset Allocation .............................................   16.16%     5.26%    8.85%    10.50%    01/03/95
WRL LKCM Strategic Total Return .......................................   (4.62)%    4.80%    9.64%    10.44%    03/01/93
WRL J.P. Morgan Real Estate Securities ................................   28.46%      N/A      N/A      1.33%    05/01/98
WRL Federated Growth & Income .........................................   28.01%     7.38%   11.09%    10.61%    03/01/94
WRL AEGON Balanced ....................................................    4.88%     4.31%    7.65%     7.20%    03/01/94
WRL AEGON Bond+ .......................................................    9.90%     4.63%    4.22%     6.85%    10/02/86
WRL J.P. Morgan Money Market/(3)/+ ....................................    5.17%     4.48%    4.40%     3.71%    10/02/86
Fidelity VIP Equity-Income Portfolio--Service Class 2/(2)/ ............     N/A       N/A      N/A      9.91%    05/01/00
Fidelity VIP II Contrafund(R) Portfolio--Service Class 2/(2)/ .........     N/A       N/A      N/A     (6.16)%   05/01/00
Fidelity VIP III Growth Opportunities Portfolio--Service Class 2/(2)/ .     N/A       N/A      N/A    (14.36)%   05/01/00
S&P 500+ ..............................................................   (9.10)%   12.25%   18.31%    17.44%    12/31/90

 +   Shows ten year performance.

(1) Formerly, WRL Goldman Sachs Small Cap. Effective May 1, 2001, this portfolio will be sub-advised by Munder Capital Management. Effective
     May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective.

(2)  Not annualized.

(3) Yield more closely reflects the current earnings than its total return. An investment in this subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

(4) Effective September 1, 2000, this subaccount was no longer available to new investors.

                                     Table 2
            Adjusted Historical Portfolio Average Annual Total Return
                   For the Periods Ended on December 31, 2000

                                                                                                    10 Years    Portfolio
                                                                                                       or       Inception
Portfolio                                                             1 Year    3 Years   5 Years   Inception     Date
---------                                                            --------   -------   -------   ---------   ---------
Munder Net50/(1)/ ................................................    (1.15)%      N/A       N/A       8.96%     05/03/99
Van Kampen Emerging Growth .......................................   (12.70)%    34.18%    27.93%     24.80%     03/01/93
T. Rowe Price Small Cap ..........................................    (9.27)%      N/A       N/A      14.30%     05/03/99
Pilgrim Baxter Mid Cap Growth ....................................   (15.16)%      N/A       N/A      27.66%     05/03/99
Alger Aggressive Growth ..........................................   (31.94)%    18.88%    17.76%     17.67%     03/01/94
Third Avenue Value ...............................................    34.26%       N/A       N/A      12.47%     01/02/98
Value Line Aggressive Growth/(3)/ ................................      N/A        N/A       N/A     (10.24)%    05/01/00
GE International Equity ..........................................   (15.75)%     5.28%      N/A       5.60%     01/02/97
Janus Global/(4)/ ................................................   (18.28)%    21.32%    21.62%     20.06%     12/03/92
Great Companies--Technology/SM(3)/ ...............................      N/A        N/A       N/A     (33.01)%    05/01/00
Janus Growth+ ....................................................   (29.58)%    22.02%    19.86%     18.43%     10/02/86
Goldman Sachs Growth .............................................    (8.84)%      N/A       N/A       3.84%     05/03/99
GE U.S. Equity ...................................................    (1.67)%    12.01%      N/A      15.35%     01/02/97
Great Companies--America/SM(3)/ ..................................      N/A        N/A       N/A      13.12%     05/01/00
Salomon All Cap ..................................................    17.24%       N/A       N/A      19.60%     05/03/99
C.A.S.E. Growth ..................................................   (21.43)%     1.91%     7.03%      9.64%     05/01/95
Dreyfus Mid Cap ..................................................    11.91%       N/A       N/A      11.16%     05/03/99
NWQ Value Equity .................................................    14.17%      4.85%      N/A      10.70%     05/01/96
T. Rowe Price Dividend Growth ....................................     8.89%       N/A       N/A       0.13%     05/03/99
Dean Asset Allocation ............................................    16.16%      5.26%     8.85%     10.50%     01/03/95
LKCM Strategic Total Return ......................................    (4.62)%     4.80%     9.64%     10.44%     03/01/93
J.P. Morgan Real Estate Securities ...............................    28.46%       N/A       N/A       1.33%     05/01/98
Federated Growth & Income ........................................    28.01%      7.38%    11.09%     10.61%     03/01/94
AEGON Balanced ...................................................     4.88%      4.31%     7.65%      7.20%     03/01/94
AEGON Bond+ ......................................................     9.90%      4.63%     4.22%      6.85%     10/02/86
J.P. Morgan Money Market/(2)/+ ...................................     5.17%      4.48%     4.40%      3.71%     10/02/86
Fidelity VIP Equity-Income Portfolio--Service Class 2+ ...........     7.16%      7.64%    12.38%     16.24%     10/09/86
Fidelity VIP II Contrafund(R) Portfolio--Service Class 2 .........    (7.67)%    13.51%    16.66%     20.05%     01/03/95
Fidelity VIP III Growth Opportunities Portfolio--Service Class 2 .   (18.02)%     1.46%     9.53%     12.90%     01/03/95
S&P 500+ .........................................................    (9.10)%    12.25%    18.31%     17.44%     12/31/90

 +   Shows ten year performance.

(1) Formerly, WRL Goldman Sachs Small Cap. Effective May 1, 2001, this portfolio will be sub-advised by Munder Capital Management. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective.

(2) Yield more closely reflects the current earnings than its total return. An investment in this subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

(3)  Not annualized.

(4) Effective September 1, 2000, this portfolio was no longer available to new investors.

     Because the WRL Gabelli Global Growth and WRL Great Companies -- Global/2/ subaccounts and the corresponding portfolios commenced operations on September 1, 2000 (and have less than six months performance) and the WRL LKCM Capital Growth subaccount commenced operations on February 5, 2001, the above Tables do not reflect rates of return for these subaccounts or portfolios.

     The annualized yield for the WRL J.P. Morgan Money Market subaccount for the seven days ended December 31, 2000 was 5.34%.

     Additional information regarding the investment performance of the portfolios appears in the fund prospectuses, which accompany this prospectus.

Hypothetical Illustrations Based on Subaccount Performance

     This section contains hypothetical illustrations of Policy values based on the historical experience of the subaccounts. We started selling the Policies in 1994. The separate account and the Series Fund commenced operations on October 2, 1986. The rates of return below show the actual investment experience of each subaccount for the periods shown. The illustrations of cash value and net surrender value below depict these Policy values as if you had purchased the Policy on the last valuation date prior to January 1 of the year after the subaccount began operations and had selected death benefit Option A. The illustrations are based on the historical investment experience of the subaccount indicated as of the last valuation date prior to January 1 of the year after the subaccount began operations. We assumed the rate of return for each subaccount in each calendar year to be uniformly earned throughout the year; however, the subaccount's actual performance did and will vary throughout the year.

     In order to demonstrate how the actual investment experience of the subaccounts could have affected the Option A death benefit, cash value and net surrender value of the Policy, we provide hypothetical illustrations for a hypothetical insured. These hypothetical illustrations are designed to show the performance that could have resulted if the hypothetical insured had held the Policy during the period illustrated. These illustrations do not represent what may happen in the future.

     The amounts we show for death benefits, cash values, and net surrender values take into account all charges and deductions from the Policy, the separate account, and the subaccounts. For each subaccount, we base one illustration on the guaranteed cost of insurance rates and one on the current cost of insurance rates, for a hypothetical male and female joint insureds both age 55. The joint insured's age, gender and rate class, amount and timing of premium payments, cash withdrawals, and loans would affect individual Policy benefits.

     For each subaccount, the illustrations below assume death benefit Option A was selected based on an annual premium of $16,000, a specified amount of $100,000 for a male age 55, and a female age 55, and a non-tobacco use, ultimate select rate class.

The following example shows how the hypothetical net return of the WRL Janus Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1987. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                                WRL JANUS GROWTH
       Male, Issue Age 55, Female, Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates


                                                 Cash Value         Net Surrender Value
                                          ----------------------   ---------------------
Last valuation date prior to January 1*:   Current    Guaranteed    Current   Guaranteed
----------------------------------------  ----------  ----------   ---------  ----------
1988....................................  $   15,924  $   15,924   $   6,684  $   6,684
1989....................................      35,683      35,683      25,123     25,123
1990....................................      72,999      72,999      61,767     61,767
1991....................................      86,109      86,106      74,205     74,202
1992....................................     158,777     158,738     146,201    146,162
1993....................................     175,032     174,935     161,784    161,687
1994....................................     194,459     194,259     180,539    180,338
1995....................................     188,822     188,493     174,230    173,901
1996....................................     294,970     294,216     279,706    278,952
1997....................................     360,272     359,082     344,336    343,145
1998....................................     436,171     434,308     422,884    421,022
1999....................................     734,669     730,931     724,301    720,563
2000....................................   1,186,425   1,180,063   1,179,244  1,172,883
2001....................................     845,896     841,049     842,172    837,325

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL AEGON Bond subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1987. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                                 WRL AEGON BOND
       Male, Issue Age 55, Female, Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                               Cash Value        Net Surrender Value
                                          --------------------   --------------------
Last valuation date prior to January 1*:  Current   Guaranteed   Current   Guaranteed
----------------------------------------  --------  ----------   --------  ----------
1988....................................  $ 13,671   $ 13,671    $  4,431   $  4,431
1989....................................    29,938     29,938      19,378     19,378
1990....................................    50,436     50,436      39,204     39,204
1991....................................    67,873     67,870      55,969     55,966
1992....................................    96,313     96,279      83,737     83,703
1993....................................   116,794    116,694     103,546    103,446
1994....................................   146,621    146,397     132,701    132,476
1995....................................   147,479    147,116     132,887    132,523
1996....................................   195,911    195,200     180,647    179,936
1997....................................   207,128    206,089     191,192    190,153
1998....................................   238,836    237,126     225,550    223,839
1999....................................   273,354    270,576     262,986    260,208
2000....................................   275,594    271,642     268,414    264,461
2001....................................   317,318    311,051     313,594    307,326

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL J.P. Morgan Money Market subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1987. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                         WRL J.P. MORGAN MONEY MARKET
       Male, Issue Age 55, Female, Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                              Cash Value         Net Surrender Value
                                          --------------------   --------------------
Last valuation date prior to January 1*:  Current   Guaranteed   Current   Guaranteed
----------------------------------------  --------  ----------   --------  ----------
1988....................................  $ 15,219   $ 15,219    $  5,979   $  5,979
1989....................................    31,145     31,145      20,585     20,585
1990....................................    48,652     48,652      37,420     37,420
1991....................................    66,798     66,795      54,894     54,891
1992....................................    84,246     84,214      71,670     71,638
1993....................................   100,206    100,110      86,958     86,862
1994....................................   115,497    115,291     101,577    101,371
1995....................................   132,156    131,773     117,564    117,181
1996....................................   151,750    151,097     136,486    135,832
1997....................................   171,356    170,315     155,420    154,379
1998....................................   192,950    191,259     179,664    177,973
1999....................................   215,234    212,501     204,866    202,133
2000....................................   237,268    233,001     230,087    225,820
2001....................................   263,133    256,646     259,408    252,921

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Janus Global subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1993. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                                WRL JANUS GLOBAL
       Male, Issue Age 55, Female, Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                              Cash Value         Net Surrender Value
                                          --------------------   --------------------
Last valuation date prior to January 1*:  Current   Guaranteed   Current   Guaranteed
----------------------------------------  --------  ----------   --------  ----------
1994....................................  $ 19,440   $ 19,440    $ 10,200   $ 10,200
1995....................................    33,564     33,564      23,004     23,004
1996....................................    58,362     58,362      47,130     47,130
1997....................................    91,829     91,829      79,925     79,925
1998....................................   124,560    124,545     111,984    111,969
1999....................................   178,440    178,373     165,191    165,125
2000....................................   326,256    326,046     312,335    312,126
2001....................................   277,556    277,286     262,964    262,694

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Van Kampen Emerging Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1994. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                        WRL VAN KAMPEN EMERGING GROWTH
        Male, Issue Age 55, Female, Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                              Cash Value         Net Surrender Value
                                          --------------------   --------------------
Last valuation date prior to January 1*:  Current   Guaranteed   Current   Guaranteed
----------------------------------------  --------  ----------   --------  ----------
1995....................................  $ 13,249   $ 13,249    $  4,009   $  4,009
1996....................................    40,302     40,302      29,742     29,742
1997....................................    64,309     64,309      53,076     53,076
1998....................................    94,450     94,447      82,546     82,543
1999....................................   147,733    147,697     135,157    135,121
2000....................................   329,184    329,030     315,936    315,782
2001....................................   299,331    299,120     285,411    285,199

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL LKCM Strategic Total Return subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1994. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                        WRL LKCM STRATEGIC TOTAL RETURN
        Male, Issue Age 55, Female, Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                              Cash Value         Net Surrender Value
                                          --------------------   --------------------
Last valuation date prior to January 1*:  Current   Guaranteed   Current   Guaranteed
----------------------------------------  --------  ----------   --------  ----------
1995....................................  $ 14,244   $ 14,244    $  5,004   $  5,004
1996....................................    35,400     35,400      24,840     24,840
1997....................................    56,605     56,605      45,373     45,373
1998....................................    85,458     85,455      73,554     73,551
1999....................................   108,046    108,014      95,470     95,438
2000....................................   135,372    135,273     122,124    122,024
2001....................................   142,045    141,848     128,125    127,928

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Alger Aggressive Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                           WRL ALGER AGGRESSIVE GROWTH
        Male, Issue Age 55, Female, Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                              Cash Value         Net Surrender Value
                                          --------------------   --------------------
Last valuation date prior to January 1*:  Current   Guaranteed   Current   Guaranteed
----------------------------------------  --------  ----------   --------  ----------
1996....................................  $ 19,875   $ 19,875    $ 10,635   $ 10,635
1997....................................    37,489     37,489      26,929     26,929
1998....................................    63,766     63,766      52,534     52,534
1999....................................   114,942    114,938     103,037    103,034
2000....................................   216,318    216,278     203,742    203,702
2001....................................   156,473    156,400     143,225    143,152

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Dean Asset Allocation subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                            WRL DEAN ASSET ALLOCATION
        Male, Issue Age 55, Female, Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                              Cash Value         Net Surrender Value
                                          --------------------   --------------------
Last valuation date prior to January 1*:  Current   Guaranteed   Current   Guaranteed
----------------------------------------  --------  ----------   --------  ----------
1996....................................  $ 17,256   $ 17,256    $  8,016   $  8,016
1997....................................    35,881     35,881      25,320     25,320
1998....................................    57,951     57,951      46,719     46,719
1999....................................    77,361     77,358      65,457     65,454
2000....................................    85,339     85,310      72,763     72,734
2001....................................   115,208    115,106     101,960    101,858

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Federated Growth & Income subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                          WRL FEDERATED GROWTH & INCOME
        Male, Issue Age 55, Female, Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                              Cash Value         Net Surrender Value
                                          --------------------   --------------------
Last valuation date prior to January 1*:  Current   Guaranteed   Current   Guaranteed
----------------------------------------  --------  ----------   --------  ----------
1996....................................  $ 18,009   $ 18,009    $  8,769   $  8,769
1997....................................    35,833     35,833      25,273     25,273
1998....................................    61,927     61,927      50,695     50,695
1999....................................    77,632     77,630      65,728     65,726
2000....................................    86,671     86,641      74,095     74,065
2001....................................   128,736    128,627     115,488    115,379

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL AEGON Balanced subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                               WRL AEGON BALANCED
       Male, Issue Age 55, Female, Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                             Cash Value      Net Surrender Value
                                         -------------------- --------------------
Last valuation date prior to January 1*: Current  Guaranteed  Current  Guaranteed
---------------------------------------- ------- ----------- -------- -----------
1996.................................... $ 17,212 $ 17,212    $ 7,972   $ 7,972
1997....................................   34,660   34,660     24,100    24,100
1998....................................   56,791   56,791     45,559    45,559
1999....................................   75,131   75,128     63,227    63,224
2000....................................   90,949   90,917     78,373    78,341
2001....................................  109,845  109,749     96,597    96,501

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL C.A.S.E. Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1996. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                              WRL C.A.S.E. GROWTH
       Male, Issue Age 55, Female, Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates


                                              Cash Value      Net Surrender Value
                                         -------------------- --------------------
Last valuation date prior to January 1*: Current  Guaranteed  Current  Guaranteed
---------------------------------------- -------- ----------- -------- -----------
1997.................................... $ 16,874  $ 16,874  $  7,634  $  7,634
1998....................................   35,637    35,637    25,077    25,077
1999....................................   50,634    50,634    39,402    39,402
2000....................................   85,983    85,979    74,078    74,075
2001....................................   78,394    78,367    65,818    65,791

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL GE International Equity subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1997. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                           WRL GE INTERNATIONAL EQUITY
        Male, Issue Age 55, Female, Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                              Cash Value      Net Surrender Value
                                         -------------------- --------------------
Last valuation date prior to January 1*: Current  Guaranteed  Current  Guaranteed
---------------------------------------  -------- ----------- -------- -----------
1998.................................... $ 15,416 $ 15,416    $  6,176  $  6,176
1999....................................   33,324   33,324      22,764    22,764
2000....................................   58,971   58,971      47,739    47,739
2001....................................   61,471   61,469      49,567    49,565

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

     The following example shows how the hypothetical net return of the WRL GE U.S. Equity subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1997. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                              WRL GE U.S. EQUITY
       Male, Issue Age 55, Female, Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates


                                              Cash Value      Net Surrender Value
                                         -------------------- --------------------
Last valuation date prior to January 1*: Current  Guaranteed  Current  Guaranteed
---------------------------------------- -------- ----------- -------- -----------
1998.................................... $ 18,267   $18,267   $  9,027   $ 9,027
1999....................................   39,789    39,789     29,229    29,229
2000....................................   63,448    63,448     52,216    52,216
2001....................................   76,223    76,220     64,319    64,316


* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL NWQ Value Equity subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1997. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                              WRL NWQ VALUE EQUITY
       Male, Issue Age 55, Female, Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                              Cash Value         Net Surrender Value
                                          --------------------   --------------------
Last valuation date prior to January 1*:  Current   Guaranteed   Current   Guaranteed
----------------------------------------  --------  ----------   --------  ----------
1998....................................   $17,978   $17,978      $ 8,738    $ 8,738
1999....................................    30,487    30,487       19,927     19,927
2000....................................    47,851    47,851       36,619     36,619
2001....................................    70,762    70,759       58,858     58,855

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Third Avenue Value subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1998. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                             WRL THIRD AVENUE VALUE
         Male Issue Age 55, Female Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                              Cash Value         Net Surrender Value
                                          --------------------   --------------------
Last valuation date prior to January 1*:  Current   Guaranteed   Current   Guaranteed
----------------------------------------  --------  ----------   --------  ----------
1999.....................................  $13,324   $13,324      $ 4,084    $ 4,084
2000.....................................   31,779    31,779       21,219     21,219
2001.....................................   61,893    61,893       50,661     50,661

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL J.P. Morgan Real Estate Securities subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1999. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                    WRL J.P. MORGAN REAL ESTATE SECURITIES
        Male Issue Age 55, Female Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                              Cash Value         Net Surrender Value
                                          --------------------   --------------------
Last valuation date prior to January 1*:  Current   Guaranteed   Current   Guaranteed
----------------------------------------  --------  ----------   --------  ----------
2000....................................   $13,771   $13,771      $ 4,531    $ 4,531
2001....................................    36,214    36,214       25,654     25,654

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Goldman Sachs Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                            WRL GOLDMAN SACHS GROWTH
         Male Issue Age 55, Female Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                              Cash Value         Net Surrender Value
                                          --------------------   --------------------
Last valuation date prior to January 1*:  Current   Guaranteed   Current   Guaranteed
----------------------------------------  --------  ----------   --------  ----------
2001....................................   $13,152   $13,152      $ 3,912    $ 3,912

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL T. Rowe Price Dividend Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                       WRL T. ROWE PRICE DIVIDEND GROWTH
        Male Issue Age 55, Female Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                              Cash Value         Net Surrender Value
                                          --------------------   --------------------
Last valuation date prior to January 1*:  Current   Guaranteed   Current   Guaranteed
----------------------------------------  --------  ----------   --------  ----------
2001....................................  $15,762     $15,762     $6,522     $6,522

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL T. Rowe Price Small Cap subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                          WRL T. ROWE PRICE SMALL CAP
        Male Issue Age 55, Female Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                              Cash Value         Net Surrender Value
                                          --------------------   --------------------
Last valuation date prior to January 1*:  Current   Guaranteed   Current   Guaranteed
----------------------------------------  --------  ----------   --------  ----------
2001....................................  $13,089    $13,089      $3,849     $3,849

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Salomon All Cap subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                               WRL SALOMON ALL CAP
         Male Issue Age 55, Female Issue Age 55, $16,000 Annual Premium
      ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                                Cash Value        Net Surrender Value
                                           --------------------   --------------------
Last valuation date prior to January 1*:   Current   Guaranteed   Current   Guaranteed
----------------------------------------   -------   ----------   -------   ----------
2001 ...................................   $16,992     $16,992     $7,752     $7,752

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Pilgrim Baxter Mid Cap Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                        WRL PILGRIM BAXTER MID CAP GROWTH
         Male Issue Age 55, Female Issue Age 55, $16,000 Annual Premium
      ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                                Cash Value        Net Surrender Value
                                           --------------------   --------------------
Last valuation date prior to January 1*:   Current   Guaranteed   Current   Guaranteed
----------------------------------------   -------   ----------   -------   ----------
2001 ...................................   $12,222     $12,222     $2,982     $2,982

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Dreyfus Mid Cap subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                               WRL DREYFUS MID CAP
        Male Issue Age 55, Female Issue Age 55, $16,000 Annual Premium ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                                Cash Value        Net Surrender Value
                                           --------------------   --------------------
Last valuation date prior to January 1*:   Current   Guaranteed   Current   Guaranteed
----------------------------------------   -------   ----------   -------   ----------
2001 ...................................   $16,207     $16,207     $6,967     $6,967

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Munder Net50 subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                               WRL MUNDER NET50**
         Male Issue Age 55, Female Issue Age 55, $16,000 Annual Premium
      ($1,000,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                                Cash Value        Net Surrender Value
                                           --------------------   --------------------
Last valuation date prior to January 1*:   Current   Guaranteed   Current   Guaranteed
----------------------------------------   -------   ----------   -------   ----------
2001 ...................................   $14,284     $14,284     $5,044     $5,044

 * For each year shown, benefits and values reflect only premiums paid during previous Policy years.

** Formerly, WRL Goldman Sachs Small Cap. Effective May 1, 2001, this portfolio will be sub-advised by Munder Capital Management. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective.

     Because the Fidelity VIP Equity-Income Portfolio -- Service Class 2, Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2, WRL Great Companies -- America/SM/, WRL Great Companies -- Technology/SM/, and WRL Value Line Aggressive Growth subaccounts did not commence operations until May 1, 2000, the WRL Great Companies -- Global/2/ and WRL Gabelli Global Growth subaccounts did not commence operations until September 1, 2000 and the WRL LKCM Capital Growth subaccount did not commence operations until February 5, 2001, there are no hypothetical illustrations for these subaccounts.

Other Performance Data in Advertising Sales Literature

     We may compare each subaccount's performance to the performance of:

     .  other variable life issuers in general;
     . variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);
        . Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.
     . the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;
        . unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
     .  other types of investments, such as:
        .  certificates of deposit;
        .  savings accounts and U.S. Treasuries;
        .  certain interest rate and inflation indices (e.g., the Consumer
           Price Index); or
        . indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Western Reserve's Published Ratings

     We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Duff & Phelps Credit Rating Co. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

Additional Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sale of the Policies

     The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with AFSG Securities Corporation ("AFSG"), the principal underwriter of the Policy. AFSG is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). More information about AFSG is available at http://www.nasdr.com or by calling 1-800-289-9999. The sales commission payable to Western Reserve agents or other registered representatives may vary with the sales agreement, but it is not expected to be greater than:

     .   65% of all premiums you make during the first Policy year, plus
     .   2.50% of all premiums you make during Policy years 2 through 10.

We will pay an additional sales commission of up to 0.15% of the Policy's cash value on the fifth Policy anniversary and each anniversary thereafter where the cash value (minus amounts attributable to loans) equals at least $10,000. In addition, certain production, persistency and managerial bonuses may be paid.

     To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

     We intend to recoup commissions and other sales expenses through: the premium expense charge, the surrender charge, the cost of insurance charge, the mortality and expense risk charge, and earnings on amounts allocated under the Policies to the fixed account and the loan account. Commissions paid on sales of the Policies, including other sales incentives, are not directly charged to Policyowners.

     AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Policies as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Policies as compensation for providing certain recordkeeping services.

Legal Matters

     Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws. All matters of Ohio law pertaining to the Policy have been passed upon by Kimberly A. Scouller, Vice President and Senior Counsel of Western Reserve.

Legal Proceedings

     Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement, or on Western Reserve's ability to meet it obligations under the Policy.

Variations in Policy Provisions

     Certain provisions of the Policy may vary from the descriptions in this prospectus, depending on when and where the Policy was issued, in order to comply with different state laws. These variations may include restrictions on use of the fixed account and different interest rates charged and credited on Policy loans. Please refer to your Policy, since any variations will be included in your Policy or in riders or endorsements attached to your Policy.

Experts

     The financial statements and financial highlights of WRL Series Life Account as of December 31, 2000 and for the year then ended, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

     The statutory-basis financial statements and schedules of Western Reserve at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein which, as to the statutory-basis balance sheet at December 31, 1999, is based in part on the report of PricewaterhouseCoopers LLP, independent auditors. The financial statements and schedules referred to above are included in reliance upon such reports, given on the authority of such firms, as experts in accounting and auditing.

     The statement of changes in net assets of the WRL Series Life Account for the year ended December 31, 1999 and related financial highlights for each of the periods presented through December 31, 1999, included in this prospectus and registration statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent certified public accountants, given on the authority of said firm as experts in auditing and accounting.

     Actuarial matters included in this prospectus and Registration Statement have been examined by Alan Yaeger, Executive Vice President, Actuary and Chief Financial Officer of Western Reserve, as stated in the opinion filed as an exhibit to the Registration Statement.

Financial Statements

     Western Reserve's financial statements appear on the following pages. These financial statements should be distinguished from the separate account's financial statements and you should consider these financial statements only as bearing upon Western Reserve's ability to meet our obligations under the Policies.

     Western Reserve's financial statements at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, have been prepared on the basis of statutory accounting principles rather than accounting principles generally accepted in the United States.

Additional Information about Western Reserve

     Western Reserve is a stock life insurance company that is wholly-owned by First AUSA Life Insurance Company, which, in turn, is wholly-owned indirectly by AEGON USA, Inc. Western Reserve's office is located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202, and the mailing address is P.O. Box 5068, Clearwater, Florida 33758-5068.

     Western Reserve was incorporated in 1957 under the laws of Ohio and is subject to regulation by the Insurance Department of the State of Ohio, as well as by the insurance departments of all other states and jurisdictions in which it does business. Western Reserve is licensed to sell insurance in all states (except New York), Puerto Rico, Guam, and in the District of Columbia. Western Reserve submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in this prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

Western Reserve's Directors and Officers

     We are governed by a board of directors. The following table sets forth the name, address and principal occupation during the past five years of each of our directors.

                                      Board of Directors**
---------------------------------------------------------------------------------------------------
Name and Address               Position with Western Reserve   Principal Occupation
                                                               During Past 5 years
---------------------------------------------------------------------------------------------------
John R. Kenney                 Chairman of the Board and       President (12/92 - 12/99), Director
570 Carillon Parkway           Chief Executive Officer         7/93 - present) of WRL; Chairman
St. Petersburg, Florida 33716                                  of the Board (3/93 - present),
                                                               President (3/93 - 6/00) of Series
                                                               Fund; Chairman of the Board
                                                               (1990 - present) of IDEX Funds;
                                                               Chairman of the Board (9/96 -
                                                               present), President (9/97 - present)
                                                               of ATFA; Chairman of the Board
                                                               (9/96 - present), President (9/97 -
                                                               present) of ATSI; Chairman of the
                                                               Board, Director and Co-CEO (3/00
                                                               - present) of Great Cos.
---------------------------------------------------------------------------------------------------
Jerome C. Vahl                 Director and President          Executive VP (6/98 - 12/99), VP
570 Carillon Parkway                                           (12/95 - 6/98), Assistant VP (1994 -
St. Petersburg, Florida 33716                                  1995) of WRL; Executive VP (9/00
                                                               - present) of IDEX Funds; Director
                                                               (3/00 - present) of Great Cos., Director
                                                               11/99 - present) of ATSI and ATFA.
---------------------------------------------------------------------------------------------------
Jack E. Zimmerman              Director                        Trustee, (1987 - present) of IDEX
507 St. Michel Circle                                          Funds; retired from Martin
Kettering, Ohio 45429                                          Marietta (1993).
---------------------------------------------------------------------------------------------------
James R. Walker                Director                        Self-employed public accountant
3320 Office Park Dr.                                           (1996 - present); Partner, (1990 -
Dayton, Ohio 45439                                             1995) of Walker-Davis C.P.A.'s,
                                                               Dayton, Ohio.
---------------------------------------------------------------------------------------------------

** Western Reserve = WRL
   AEGON/Transamerica Series Fund, Inc. = Series Fund
   IDEX Mutual Funds = IDEX Funds
   AEGON/Transamerica Fund Advisers, Inc. = ATFA
   AEGON/Transamerica Services, Inc. = ATSI
   Great Companies, L.L.C. = Great Cos.

     The following table gives the name, address and principal occupation during the past five years of the principal officers of Western Reserve (other than officers listed above as directors).

                              Principal Officers**

-----------------------------------------------------------------------------------------------
Name and Address      Position with Western Reserve       Principal Occupation
                                                          During Past 5 years
-----------------------------------------------------------------------------------------------
Alan M. Yaeger*       Executive Vice President,           Executive VP (1993 - present) of
                      Actuary and Chief                   Series Fund; Director (9/96 -
                      Financial Officer                   present) of ATFA; Director (9/96 -
                                                          present) of ATSI.

Herb T. Collins*      Executive Vice President            Executive VP (1996 - present),
                                                          Chief Administrative Officer (1996
                                                          - 7/00) of WRL; VP, Administration
                                                          (1986 - 1996) of Monumental Life
                                                          Insurance Company.
-----------------------------------------------------------------------------------------------
William H. Geiger*    Senior Vice President, Secretary,   Senior VP,Secretary, Corporate
                      Corporate Counsel and Group Vice    Counsel, and Group VP - Compliance
                      President -- Compliance             (1998 - present); Senior VP,
                                                          Secretary, General Counsel and
                                                          Group VP - Compliance (1996 - 1998),
                                                          Senior VP, Secretary, and General
                                                          Counsel (1990 - 1996) of WRL; Group
                                                          VP - Compliance and Corporate Counsel
                                                          (1996 - present) of AUSA Life
                                                          Insurance Company, Inc., Bankers
                                                          United Life Assurance Company, Life
                                                          Investors Insurance Company of
                                                          America, Monumental Life Insurance
                                                          Company and Transamerica Life
                                                          Insurance Company.***
-----------------------------------------------------------------------------------------------
Allan J. Hamilton*    Vice President, Treasurer and       VP and Controller (8/87 - present)
                      Controller                          Treasurer (2/97 - present) of WRL;
                                                          Treasurer and Chief Financial
                                                          Officer (2/97 - present) of Series
                                                          Fund; VP and Controller (3/99 -
                                                          present) of ATFA.
-----------------------------------------------------------------------------------------------
Terry L. Garvin*      Senior Vice President and Chief     Senior VP and Chief Marketing
                      Marketing Officer                   Officer (9/00 - present), VP and
                                                          Chief Marketing Officer (12/95 -
                                                          9/00) of WRL.
-----------------------------------------------------------------------------------------------

  *  Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.
 **  Western Reserve = WRL
     AEGON/Transamerica Series Fund, Inc. = Series Fund
     IDEX Mutual Funds = IDEX Funds
     AEGON/Transamerica Fund Advisers, Inc. = ATFA
     AEGON/Transamerica Services, Inc. = ATSI
     Great Companies, L.L.C. = Great Cos.
*** Transamerica Life Insurance Company previously was known as PFL Life Insurance Company. Each of the companies listed for the position held by Mr. Geiger from 1996 to the present is a subsidiary of AEGON USA, Inc.

-----------------------------------------------------------------------------------------------
Name and Address      Position with Western Reserve       Principal Occupation
                                                          During Past 5 years
-----------------------------------------------------------------------------------------------
Carolyn M. Johnson*   Senior Vice President and           Senior VP and Chief Operations
                      Chief Operations Officer            Officer (9/00 - present), VP (3/98 -
                                                          9/00) of WRL; VP (8/98 - present) of
                                                          Life Investors Insurance Company of
                                                          America; VP (6/98 - present) of
                                                          Peoples Benefit Life Insurance
                                                          Company; VP (11/97 - present) of
                                                          Transamerica Life Insurance Company
                                                          (formerly, PFL Life Insurance
                                                          Company); VP (2/00 - present) of
                                                          Transamerica Occidental Life
                                                          Insurance Company; (2/00 - present)
                                                          of Transamerica Life Insurance and
                                                          Annuity Company; VP (12/97 -
                                                          present), Responsible Officer (9/99
                                                          - present), Illustration Actuary
                                                          (9/99 - 11/00) of Monumental Life
                                                          Insurance Company.
-----------------------------------------------------------------------------------------------
Thomas R. Moriarty*   Senior Vice President               VP (6/93 - 12/99) of WRL; Director,
                                                          President and CEO (11/99 - present)
                                                          of AEGON Asset Management Services,
                                                          Inc.; Executive VP, Treasurer and
                                                          Principal Financial Officer (9/00 -
                                                          present) of IDEX Funds; VP (6/99 -
                                                          present) of AFSG Securities
                                                          Corporation; Chairman of the Board,
                                                          CEO and President (7/99 - present),
                                                          Senior VP (6/91 - 7/99) of
                                                          InterSecurities, Inc.
-----------------------------------------------------------------------------------------------
Thomas E. Pierpan*    Senior Vice President, General      Senior VP and General Counsel (12/99
                      Counsel and Assistant Secretary     - present), VP (12/93 - 12/99),
                                                          Counsel (4/95 - 1/97), Associate
                                                          General Counsel (1/97 - 12/99),
                                                          Assistant VP (11/92 - 12/93) of WRL;
                                                          VP (3/95 - present), Assistant
                                                          Secretary (3/95 - 12/97 and 12/99 -
                                                          present), Associate General Counsel
                                                          and Secretary (12/97 - 12/99) of
                                                          Series Fund.
-----------------------------------------------------------------------------------------------

*  Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.

-----------------------------------------------------------------------------------------------
Name and Address      Position with Western Reserve       Principal Occupation
                                                          During Past 5 years
-----------------------------------------------------------------------------------------------
Tim Stonehocker*      Senior VP                           Senior VP, WMA Business Unit (2000 -
                                                          present); President (1997 - 2000) of
                                                          Academy Life Insurance Company; VP
                                                          (1997 - present) of Life Investors
                                                          Insurance Company of America; VP
                                                          (1997 - present) of Bankers United
                                                          Life Assurance Company; VP (1997 -
                                                          present) of Transamerica Life
                                                          Insurance Company (formerly, PFL
                                                          Life Insurance Company, Inc.)
-----------------------------------------------------------------------------------------------

*  Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.

     Western Reserve holds the assets of the separate account physically segregated and apart from the general account. Western Reserve maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of AFSG to a limit of $10 million.

Additional Information about the Separate Account

     Western Reserve established the separate account as a separate investment account under Ohio law in 1985. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Western Reserve, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

Appendix A
Illustrations
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following illustrations show how certain values under a sample Policy would change with different rates of fictional investment performance over an extended period of time. In particular, the illustrations show how the death benefit, cash value, and net surrender value under a Policy issued to an insured of a given age, would change over time if the premiums indicated were paid and the return on the assets in the subaccounts were a uniform gross annual rate (before any expenses) of 0%, 6% or 12%. The tables illustrate Policy values that would result based on assumptions that you pay the premiums indicated, you do not change your specified amount, and you do not take any cash withdrawals or Policy loans. The values under the Policy will be different from those shown even if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown.

     We based the illustration on page 94 on a Policy for joint insureds who are a 55 year old male and a 55 year old female in the non-tobacco use, ultimate select rate class, annual premiums of $16,000, a $1,000,000 specified amount and death benefit Option A. The illustration on that page also assumes cost of insurance charges based on our current cost of insurance rates.

     The illustration on page 95 is based on the same factors as those on page 94, except that cost of insurance rates are based on the guaranteed cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

     The amounts we show for the death benefits, cash values and net surrender values take into account (1) the daily charge for assuming mortality and expense risks assessed against each subaccount. This charge is equivalent to an annual charge of 0.90% of the average net assets of the subaccounts; (2) estimated daily expenses equivalent to an effective average annual expense level of 0.92% of the portfolios' average daily net assets; and (3) all applicable premium expense charges and cash value charges. The 0.92% average portfolio expense level assumes an equal allocation of amounts among the 31 subaccounts (this percentage does not include Janus Global portfolio because this portfolio is no longer available to new investors). We used annualized actual audited expenses incurred during 2000 as shown in the Portfolio Annual Expense Table for the portfolios to calculate the average annual expense level.

     Taking into account the assumed charges of 1.82%, the gross annual investment return rates of 0%, 6% and 12% are equivalent to net annual investment return rates of -1.82%, 4.18%, and 10.18%.

     During 2000, AEGON/Transamerica Advisers undertook to pay those normal operating expenses of certain Series Fund portfolios that exceeded a certain stated percentage of those portfolios' average daily net assets. AEGON/Transamerica Advisers has undertaken until at least April 30, 2002 to pay expenses to the extent normal operating expenses of certain portfolios of the Series Fund exceed a stated percentage of the portfolio's average daily net assets. For details on these expense limits, the amounts reimbursed by AEGON/Transamerica Advisers during 2000, and the expense ratios without the reimbursements, see the Portfolio Annual Expense Table on p. 14 of this prospectus.

     Without these waivers and reimbursements, total annual expenses for the portfolios would have been greater, and the illustrations would have assumed that the assets in the portfolios were subject to an average annual expense level of 1.22%.

     The hypothetical returns shown in the tables are provided only to illustrate the mechanics of a hypothetical policy and do not represent past or future investment rates of return. Tax charges that may be attributable to the separate account are not reflected because we are not currently making such charges. In order to produce after tax returns of 0%, 6% or 12% if such charges are made in the future, the separate account would have to earn a sufficient amount in excess of 0%, 6% or 12% to cover any tax charges.

     The "Premium Accumulated at 5%" column of each table shows the amount which would accumulate if you invested an amount equal to the premium to earn interest at 5% per year, compounded annually.

     We will furnish, upon request, a comparable illustration reflecting the proposed insured's age, gender, risk classification and desired Policy features.

                   Western Reserve Life Assurance Co. of Ohio
                        Male and Female Both Issue Age 55
        $16,000 Annual Premium for Non-Smoker, Ultimate Select Rate Class
                           $1,000,000 Specified Amount
               Option A - Level Death Benefit This illustration is
                    based on CURRENT Cost of Insurance Rates.

End         Premiums                DEATH BENEFIT                    NET SURRENDER VALUE                     CASH VALUE
of       Accumulated at         Assuming Hypothetical               Assuming Hypothetical              Assuming Hypothetical
Policy    5% Interest                Gross Annual                        Gross Annual                       Gross Annual
Year        Per Year              Rate of Return of                   Rate of Return of                  Rate of Return of
------   --------------   ----------------------------------   --------------------------------   --------------------------------
                              0%          6%          12%         0%         6%          12%         0%         6%          12%
                          ---------   ---------   ----------   -------   ---------   ----------   -------   ---------   ----------
  1           16,800      1,000,000   1,000,000    1,000,000     4,945       5,828        6,712    14,185      15,068       15,952
  2           34,440      1,000,000   1,000,000    1,000,000    17,445      20,097       22,855    28,005      30,657       33,415
  3           52,962      1,000,000   1,000,000    1,000,000    30,214      35,534       41,290    41,446      46,766       52,522
  4           72,410      1,000,000   1,000,000    1,000,000    42,591      51,494       61,517    54,495      63,398       73,421
  5           92,831      1,000,000   1,000,000    1,000,000    54,578      67,996       83,718    67,154      80,572       96,294

  6          114,272      1,000,000   1,000,000    1,000,000    66,158      85,040      108,075    79,406      98,288      121,323
  7          136,786      1,000,000   1,000,000    1,000,000    77,310     102,623      134,786    91,230     116,543      148,706
  8          160,425      1,000,000   1,000,000    1,000,000    87,999     120,730      164,061   102,592     135,322      178,653
  9          185,246      1,000,000   1,000,000    1,000,000    98,183     139,337      196,127   113,447     154,601      211,391
  10         211,309      1,000,000   1,000,000    1,000,000   107,807     158,412      231,234   123,743     174,348      247,170

  15         362,520      1,000,000   1,000,000    1,000,000   173,364     288,382      493,280   173,364     288,382      493,280
  20         555,508      1,000,000   1,000,000    1,000,000   213,385     424,985      895,997   213,385     424,985      895,997
  25         801,815      1,000,000   1,000,000    1,634,206   236,700     586,815    1,556,386   236,700     586,815    1,556,386
  30       1,116,173      1,000,000   1,000,000    2,752,296   229,053     780,225    2,621,234   229,053     780,225    2,621,234
  35       1,517,381      1,000,000   1,080,225    4,544,774   167,605   1,028,786    4,328,356   167,605   1,028,786    4,328,356
  40       2,029,436      1,000,000   1,354,730    7,153,796     9,086   1,341,317    7,082,967     9,086   1,341,317    7,082,967
  45       2,682,963              *   1,734,099   11,605,750         *   1,734,099   11,605,750         *   1,734,099   11,605,750

          Internal Rate of Return      Internal Rate of Return          Internal Rate of Return
End       on Cash Value Assuming       on Net Surrender Value              on Death Benefit
of              Hypothetical            Assuming Hypothetical            Assuming Hypothetical
Policy          Gross Annual                Gross Annual                     Gross Annual
Year         Rate of Return of            Rate of Return of                Rate of Return of
------   -------------------------   ---------------------------   ---------------------------------
            0%       6%       12%       0%        6%       12%         0%          6%         12%
         -------   ------   ------   -------   -------   -------   ---------   ---------   ---------
  1      -11.34%   -5.82%   -0.30%   -69.09%   -63.57%   -58.05%   6,150.00%   6,150.00%   6,150.00%
  2       -8.57%   -2.82%    2.92%   -34.23%   -27.28%   -20.45%     642.15%     642.15%     642.15%
  3       -7.16%   -1.30%    4.57%   -21.42%   -14.30%    -7.34%     258.47%     258.47%     258.47%
  4       -6.33%   -0.38%    5.57%   -15.64%    -8.51%    -1.58%     148.92%     148.92%     148.92%
  5       -5.78%    0.24%    6.24%   -12.49%    -5.37%     1.52%     100.39%     100.39%     100.39%

  6       -5.40%    0.67%    6.73%   -10.55%    -3.45%     3.40%      73.77%      73.77%      73.77%
  7       -5.13%    0.99%    7.09%    -9.28%    -2.19%     4.63%      57.22%      57.22%      57.22%
  8       -4.94%    1.23%    7.37%    -8.40%    -1.30%     5.49%      46.06%      46.06%      46.06%
  9       -4.81%    1.42%    7.60%    -7.78%    -0.66%     6.12%      38.07%      38.07%      38.07%
  10      -4.73%    1.56%    7.78%    -7.33%    -0.18%     6.60%      32.11%      32.11%      32.11%

  15      -4.19%    2.26%    8.57%    -4.19%     2.26%     8.57%      16.46%      16.46%      16.46%
  20      -4.04%    2.63%    9.03%    -4.04%     2.63%     9.03%       9.93%       9.93%       9.93%
  25      -4.33%    2.83%    9.33%    -4.33%     2.83%     9.33%       6.48%       6.48%       9.64%
  30      -5.34%    2.97%    9.50%    -5.34%     2.97%     9.50%       4.39%       4.39%       9.74%
  35      -8.33%    3.16%    9.59%    -8.33%     3.16%     9.59%       3.02%       3.39%       9.80%
  40     -63.78%    3.32%    9.66%   -63.78%     3.32%     9.66%       2.06%       3.36%       9.70%
  45          *     3.46%    9.73%        *      3.46%     9.73%          *        3.46%       9.73%

*  In the absence of an additional payment, the Policy would lapse.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations by an owner and different investment rates of return for the funds. The death benefit, cash value and net surrender value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below that average for individual Policy years. No representation can be made by Western Reserve or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration must be preceded or accompanied by current fund prospectuses.

                  Western Reserve Life Assurance Co. of Ohio

                        Male and Female Both Issue Age 55
        $16,000 Annual Premium for Non-Smoker, Ultimate Select Rate Class
                           $1,000,000 Specified Amount
                         Option A - Level Death Benefit
       This illustration is based on GUARANTEED Cost of Insurance Rates.

                                                                                                               Internal Rate of
         Premiums                                               NET                                             Return on Cash
        Accumulated          DEATH BENEFIT                SURRENDER VALUE                CASH VALUE             Value Assuming
End of     at 5%         Assuming Hypothetical         Assuming Hypothetical       Assuming Hypothetical         Hypothetical
Policy   Interest            Gross Annual                  Gross Annual                Gross Annual              Gross Annual
Year     Per Year          Rate of Return of             Rate of Return of           Rate of Return of         Rate of Return of
------  -----------  ------------------------------  --------------------------  --------------------------  ----------------------
                         0%        6%        12%        0%      6%       12%        0%     6%       12%       0%       6%     12%
                     --------- --------- ----------  ------- ------- ----------  ------- ------- ----------  -------  ------ ------
   1         16,800  1,000,000 1,000,000  1,000,000    4,945   5,828      6,712   14,185  15,068     15,952  -11.34%  -5.82% -0.30%
   2         34,440  1,000,000 1,000,000  1,000,000   17,445  20,097     22,855   28,005  30,657     33,415   -8.57%  -2.82%  2.92%
   3         52,962  1,000,000 1,000,000  1,000,000   30,214  35,534     41,290   41,446  46,766     52,522   -7.16%  -1.30%  4.57%
   4         72,410  1,000,000 1,000,000  1,000,000   42,588  51,491     61,514   54,492  63,395     73,418   -6.33%  -0.38%  5.57%
   5         92,831  1,000,000 1,000,000  1,000,000   54,547  67,964     83,686   67,123  80,540     96,262   -5.79%   0.22%  6.23%

   6        114,272  1,000,000 1,000,000  1,000,000   66,065  84,943    107,975   79,313  98,191    121,223   -5.43%   0.65%  6.71%
   7        136,786  1,000,000 1,000,000  1,000,000   77,108 102,411    134,564   91,028 116,331    148,485   -5.19%   0.95%  7.06%
   8        160,425  1,000,000 1,000,000  1,000,000   87,630 120,337    163,647  102,222 134,929    178,239   -5.02%   1.17%  7.32%
   9        185,246  1,000,000 1,000,000  1,000,000   97,564 138,675    195,425  112,828 153,939    210,690   -4.92%   1.33%  7.53%
  10        211,309  1,000,000 1,000,000  1,000,000  106,834 157,364    230,120  122,770 173,301    246,056   -4.88%   1.45%  7.70%

  15        362,520  1,000,000 1,000,000  1,000,000  164,408 279,022    484,156  164,408 279,022    484,156   -4.90%   1.86%  8.36%
  20        555,508  1,000,000 1,000,000  1,000,000  169,654 381,464    863,736  169,654 381,464    863,736   -6.53%   1.64%  8.73%
  25        801,815  1,000,000 1,000,000  1,568,497   89,969 451,629  1,493,807   89,969 451,629  1,493,807  -14.87%   0.92%  9.07%
  30      1,116,173          * 1,000,000  2,610,310     *    429,541  2,486,009     *    429,541  2,486,009     *     -0.73%  9.23%
  35      1,517,381          * 1,000,000  4,202,534     *     85,110  4,002,413     *     85,110  4,002,413     *    -15.79%  9.26%
  40      2,029,436          *     *      6,461,294     *       *     6,397,321     *       *     6,397,321     *       *     9.30%
  45      2,682,963          *     *     10,492,447     *       *    10,492,447     *       *    10,492,447     *       *     9.42%

   Internal Rate of
     Return on Net              Internal Rate of
    Surrender Value                Return on
       Assuming                  Death Benefit
     Hypothetical            Assuming Hypothetical
     Gross Annual                Gross Annual
   Rate of Return of           Rate of Return of
-----------------------  -----------------------------
   0%      6%     12%        0%        6%       12%
------- ------- -------  --------- --------- ---------
-69.09% -63.57% -58.05%  6,150.00% 6,150.00% 6,150.00%
-34.23% -27.28% -20.45%    642.15%   642.15%   642.15%
-21.42% -14.30%  -7.34%    258.47%   258.47%   258.47%
-15.64%  -8.51%  -1.58%    148.92%   148.92%   148.92%
-12.50%  -5.39%   1.51%    100.39%   100.39%   100.39%

-10.59%  -3.49%   3.37%     73.77%    73.77%    73.77%
 -9.35%  -2.24%   4.59%     57.22%    57.22%    57.22%
 -8.50%  -1.37%   5.44%     46.06%    46.06%    46.06%
 -7.91%  -0.75%   6.05%     38.07%    38.07%    38.07%
 -7.50%  -0.30%   6.51%     32.11%    32.11%    32.11%

 -4.90%   1.86%   8.36%     16.46%    16.46%    16.46%
 -6.53%   1.64%   8.73%      9.93%     9.93%     9.93%
-14.87%   0.92%   9.07%      6.48%     6.48%     9.38%
   *     -0.73%   9.23%       *        4.39%     9.48%
   *    -15.79%   9.26%       *        3.02%     9.47%
   *       *      9.30%       *         *        9.33%
   *       *      9.42%       *         *        9.42%

*  In the absence of an additional payment, the Policy would lapse.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations by an owner and different investment rates of return for the funds. The death benefit, cash value and net surrender value for a Policy would be different from those shown ifthe actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below that average for individual Policy years. No representation can be made by Western Reserve or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration must be preceded or accompanied by current fund prospectuses.

Appendix B
Wealth Indices of Investments in the U.S. Capital Market
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The information below graphically depicts the growth of $1.00 invested in large company stocks, small company stocks, long-term government bonds, Treasury bills, and hypothetical asset returning the inflation rate over the period from the end of 1925 to the end of 2000. All results assume reinvestment of dividends on stocks or coupons on bonds and no taxes. Transaction costs are not included, except in the small stock index starting in 1982.

     Each of the cumulative index values is initialized at $1.00 at year-end 1925. The graph illustrates that large company stocks and small company stocks have the best performance over the entire 75-year period: investments of $1.00 in these assets would have grown to $2,586.52 and $6,402.23, respectively, by year-end 2000. This higher growth was earned by investments involving substantial risk. In contrast, long-term government bonds (with an approximate 20-year maturity), which exposed the holder to much less risk, grew to only $48.86.

     The lowest-risk strategy over the past 75 years (for those with short-term time horizons) was to buy U.S. Treasury bills. Since U.S. Treasury bills tended to track inflation, the resulting real (inflation-adjusted) returns were near zero for the entire 1925 - 2000 period.

[_] Small Company Stock                  12.4%
    Dimensional fund Advice
    Small Company Fund

[_] Large Company Stock                  11.0%
    S&P 500

[_] Long-term Government Bonds            5.3%
    20-years U.S. Government Bonds

[_] Treasury Bills                        3.8%
    30-day U.S. T-Bills

[_] Inflation                             3.1%
    Consumer Price Index

Index

Small Company Stocks                   $6,402.23
Large Company Stocks                   $2,586.52
Long-Term Government Bonds                $48.86
Treasury Bills                            $16.56
Inflation                                  $9.71


                              [GRAPH APPEARS HERE]


                    Compound Annual Rates of Return by Decade

                        1920s*  1930s  1940s  1950s  1960s  1970s  1980s  1990s  2000**
Large Company .........  19.2%  -0.1%   9.2%  19.4%   7.8%   5.9%  17.5%  18.2%   -9.1%
Small Company .........  -4.5    1.4   20.7   16.9   15.5   11.5   15.8   15.1    -3.6
Long-Term Corp ........   5.2    6.9    2.7    1.0    1.7    6.2   13.0    8.3    12.9
Long-Term Govt ........   5.0    4.9    3.2   -0.1    1.4    5.5   12.6    9.0    21.5
Inter-Term Govt. ......   4.2    4.6    1.8    1.3    3.5    7.0   11.9    7.2    12.6
Treasury Bills ........   3.7    0.6    0.4    1.9    3.9    6.3    8.9    4.9     5.9
Inflation .............  -1.1   -2.0    5.4    2.2    2.5    7.4    5.1    2.9     3.4

*  Based on the period 1926-1929.
** Based on calendar year 2000 only.

Used with permission. (C)2001 Ibbotson Associates, Inc. All rights reserved. [Certain portions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.]

Index to Financial Statements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


WRL Series Life Account:


Report of Independent Auditors dated January 31, 2001

Report of Independent Certified Public Accountants dated February 16, 2000

Statements of Assets and Liabilities at December 31, 2000

Statements of Operations for the period ended December 31, 2000

Statements of Changes in Net Assets for the periods ended December 31, 2000 and 1999

Financial Highlights for the periods ended December 31, 2000, 1999, 1998, 1997 and 1996

Notes to the Financial Statements


Western Reserve Life Assurance Co. of Ohio

Report of Independent Auditors dated February 15, 2001

Statutory-Basis Balance Sheets at December 31, 2000 and 1999

Statutory-Basis Statements of Operations for the years ended December 31, 2000, 1999 and 1998

Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2000, 1999 and 1998

Statutory-Basis Statements of Cash Flow for the years ended December 31, 2000, 1999 and 1998

Notes to Statutory-Basis Financial Statements

Statutory-Basis Financial Statement Schedules

                         Report of Independent Auditors


The Board of Directors and Policy Owners of the WRL Series Life Account Western Reserve Life Assurance Company of Ohio

     We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Life Account (the "Separate Account," a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2000, and the related statements of operations and changes in net assets, and financial highlights for the periods in the year ended December 31, 2000 as indicated thereon. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of changes in net assets for the periods ended December 31, 1999 as indicated thereon and the financial highlights for each of the periods in the four years ended December 31, 1999 as indicated thereon for each of the subaccounts constituting the Separate Account, were audited by other auditors whose report dated February 16, 2000, expressed an unqualified opinion on those statements and financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the 2000 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Life Account at December 31, 2000, and the results of their operations and changes in net assets, and financial highlights for the periods in the year ended December 31, 2000 as indicated thereon, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP


ERNST & Young LLP
Des Moines, Iowa
January 31, 2001

              Report of Independent Certified Public Accountants

The Board of Directors and Policy Owners of the WRL Series Life Account Western Reserve Life Assurance Company of Ohio

     In our opinion, the accompanying statements of changes in net assets and the related financial highlights present fairly, in all material respects, the changes in net assets of each of the Subaccounts constituting the WRL Series Life Account (a separate account of Western Reserve Life Assurance Co. of Ohio ("WRL")) for the year ended December 31, 1999, and the financial highlights for each of the periods presented through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of WRL's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

[PricewaterhouseCoopers LLP LOGO]

PricewaterhouseCoopers LLP
Tampa, Florida
February 16, 2000

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                            WRL           WRL          WRL          WRL         WRL LKCM
                                                        J.P. Morgan      AEGON        Janus        Janus       Strategic
                                                        Money Market      Bond        Growth       Global     Total Return
                                                         Subaccount    Subaccount   Subaccount   Subaccount    Subaccount
Assets:
    Investment in securities:
        Number of shares ............................      60,145         2,326        20,304       17,111         6,610
                                                          =======       =======      ========     ========       =======
        Cost ........................................     $60,145       $26,612      $964,237     $416,105       $97,229
                                                          =======       =======      ========     ========       =======
    Investment, at net asset value ..................     $60,145       $25,908      $961,173     $410,156       $98,483
    Dividend receivable .............................         277             0             0            0             0
    Transfers receivable from depositor .............           0            27             0            0             0
                                                          -------       -------      --------     --------       -------
        Total assets ................................      60,422        25,935       961,173      410,156        98,483
                                                          -------       -------      --------     --------       -------
Liabilities:
    Accrued expenses ................................           0             0             0            0             0
    Transfers payable to depositor ..................         143             0           158           47            17
                                                          -------       -------      --------     --------       -------
        Total liabilities ...........................         143             0           158           47            17
                                                          -------       -------      --------     --------       -------
        Net assets ..................................     $60,279       $25,935      $961,015     $410,109       $98,466
                                                          =======       =======      ========     ========       =======
Net Assets Consists of:
    Policy owners' equity ...........................     $60,279       $25,935      $961,015     $410,109       $98,466
    Depositor's equity ..............................           0             0             0            0             0
                                                          -------       -------      --------     --------       -------
        Net assets applicable to units outstanding ..     $60,279       $25,935      $961,015     $410,109       $98,466
                                                          =======       =======      ========     ========       =======
    Policy owners' units ............................       3,278         1,072         9,366       12,899         4,523
    Depositor's units ...............................           0             0             0            0             0
                                                          -------       -------      --------     --------       -------
        Units outstanding ...........................       3,278         1,072         9,366       12,899         4,523
                                                          =======       =======      ========     ========       =======
        Accumulation unit value .....................     $ 18.39       $ 24.19      $ 102.61     $  31.79       $ 21.77
                                                          =======       =======      ========     ========       =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                             WRL          WRL                       WRL          WRL
                                                            VKAM         Alger         WRL       Federated      Dean
                                                          Emerging    Aggressive      AEGON      Growth &       Asset
                                                           Growth       Growth      Balanced      Income     Allocation
                                                         Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
Assets:
    Investment in securities:
        Number of shares .............................      19,559       14,318        1,593        2,001        2,601
                                                          ========     ========      =======      =======      =======
        Cost .........................................    $873,187     $307,884      $19,689      $24,463      $35,227
                                                          ========     ========      =======      =======      =======
    Investment, at net asset value ...................    $580,110     $280,068      $20,950      $26,869      $34,303
    Dividend receivable ..............................           0            0            0            0            0
    Transfers receivable from depositor ..............          92          104            2           14            0
                                                          --------     --------      -------      -------      -------
        Total assets .................................     580,202      280,172       20,952       26,883       34,303
                                                          --------     --------      -------      -------      -------
Liabilities:
    Accrued expenses .................................           0            0            0            0            0
    Transfers payable to depositor ...................           0            0            0            0           90
                                                          --------     --------      -------      -------      -------
        Total liabilities ............................           0            0            0            0           90
                                                          --------     --------      -------      -------      -------
        Net assets ...................................    $580,202     $280,172      $20,952      $26,883      $34,213
                                                          ========     ========      =======      =======      =======
Net Assets Consists of:
    Policy owners' equity ............................    $580,202     $280,172      $20,952      $26,883      $34,213
    Depositor's equity ...............................           0            0            0            0            0
                                                          --------     --------      -------      -------      -------
        Net assets applicable to units outstanding ...    $580,202     $280,172      $20,952      $26,883      $34,213
                                                          ========     ========      =======      =======      =======
    Policy owners' units .............................      10,226        9,215        1,303        1,349        1,881
    Depositor's units ................................           0            0            0            0            0
                                                          --------     --------      -------      -------      -------
        Units outstanding ............................      10,226        9,215        1,303        1,349        1,881
                                                          ========     ========      =======      =======      =======
        Accumulation unit value ......................    $  56.74     $  30.40      $ 16.08      $ 19.93      $ 18.19
                                                          ========     ========      =======      =======      =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                                                         WRL           WRL          WRL
                                                           WRL           WRL             GE             GE         Third
                                                         C.A.S.E.        NWQ        International      U.S.        Avenue
                                                          Growth     Value Equity      Equity         Equity       Value
                                                        Subaccount    Subaccount     Subaccount     Subaccount   Subaccount
Assets:
    Investment in securities:
        Number of shares ............................       2,169         2,009            768          1,985        1,204
                                                          =======       =======         ======        =======      =======
        Cost ........................................     $30,724       $27,288         $9,683        $29,863      $15,436
                                                          =======       =======         ======        =======      =======
    Investment, at net asset value ..................     $22,336       $28,863         $7,942        $29,734      $16,503
    Dividend receivable .............................           0             0              0              0            0
    Transfers receivable from depositor .............           8            25              2             37          232
                                                          -------       -------         ------        -------      -------
        Total assets ................................      22,344        28,888          7,944         29,771       16,735
                                                          -------       -------         ------        -------      -------
Liabilities:
    Accrued expenses ................................           0             0              0              0            0
    Transfers payable to depositor ..................           0             0              0              0            0
                                                          -------       -------         ------        -------      -------
        Total liabilities ...........................           0             0              0              0            0
                                                          -------       -------         ------        -------      -------
        Net assets ..................................     $22,344       $28,888         $7,944        $29,771      $16,735
                                                          =======       =======         ======        =======      =======
Net Assets Consists of:
    Policy owners' equity ...........................     $22,344       $28,888         $7,944        $29,771      $16,735
    Depositor's equity ..............................           0             0              0              0            0
                                                          -------       -------         ------        -------      -------
        Net assets applicable to units outstanding ..     $22,344       $28,888         $7,944        $29,771      $16,735
                                                          =======       =======         ======        =======      =======
    Policy owners' units ............................       1,713         1,797            639          1,683        1,177
    Depositor's units ...............................           0             0              0              0            0
                                                          -------       -------         ------        -------      -------
        Units outstanding ...........................       1,713         1,797            639          1,683        1,177
                                                          =======       =======         ======        =======      =======
        Accumulation unit value .....................     $ 13.04       $ 16.07         $12.43        $ 17.69      $ 14.22
                                                          =======       =======         ======        =======      =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                            WRL          WRL          WRL             WRL            WRL
                                                        J.P. Morgan    Goldman      Goldman         T. Rowe        T. Rowe
                                                        Real Estate     Sachs        Sachs           Price          Price
                                                        Securities      Growth     Small Cap    Dividend Growth   Small Cap
                                                        Subaccount    Subaccount   Subaccount     Subaccount      Subaccount
Assets:
    Investment in securities:
        Number of shares ............................         239          150           76             97             209
                                                           ======       ======       ======          =====          ======
        Cost ........................................      $2,364       $1,706       $  861          $ 895          $2,897
                                                           ======       ======       ======          =====          ======
    Investment, at net asset value ..................      $2,464       $1,600       $  831          $ 985          $2,541
    Dividend receivable .............................           0            0            0              0               0
    Transfers receivable from depositor .............          12           27           31              0              27
                                                           ------       ------       ------          -----          ------
        Total assets ................................       2,476        1,627          862            985           2,568
                                                           ------       ------       ------          -----          ------
Liabilities:
    Accrued expenses ................................           0            0            0              0               0
    Transfers payable to depositor ..................           0            0            0              0               0
                                                           ------       ------       ------          -----          ------
        Total liabilities ...........................           0            0            0              0               0
                                                           ------       ------       ------          -----          ------
        Net assets ..................................      $2,476       $1,627       $  862          $ 985          $2,568
                                                           ======       ======       ======          =====          ======
Net Assets Consists of:
    Policy owners' equity ...........................      $2,476       $1,627       $  862          $ 985          $2,568
    Depositor's equity ..............................           0            0            0              0               0
                                                           ------       ------       ------          -----          ------
        Net assets applicable to units outstanding ..      $2,476       $1,627       $  862          $ 985          $2,568
                                                           ======       ======       ======          =====          ======
    Policy owners' units ............................         239          158           80             99             230
    Depositor's units ...............................           0            0            0              0               0
                                                           ------       ------       ------          -----          ------
        Units outstanding ...........................         239          158           80             99             230
                                                           ======       ======       ======          =====          ======
        Accumulation unit value .....................      $10.36       $10.29       $10.80          $9.98          $11.17
                                                           ======       ======       ======          =====          ======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities

At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                                                                                           WRL
                                                       WRL             WRL             WRL               WRL              Great
                                                     Salomon      Pilgrim Baxter     Dreyfus         Value Line        Companies -
                                                     All Cap      Mid Cap Growth     Mid Cap      Aggressive Growth    America/SM/
                                                    Subaccount      Subaccount      Subaccount       Subaccount        Subaccount
Assets:
  Investment in securities:
    Number of shares ..............................      622           2,628             152              118               746
                                                      ======         =======          ======           ======            ======
    Cost ..........................................    8,005         $56,653          $1,832           $1,250            $7,784
                                                      ======         =======          ======           ======            ======
  Investment, at net asset value ..................   $8,081         $39,577          $1,810           $1,067            $8,486
  Dividend receivable .............................        0               0               0                0                 0
  Transfers receivable from depositor .............        0             125               1                0                 5
                                                      ------         -------          ------           ------            ------
    Total assets ..................................    8,081          39,702           1,811            1,067             8,491
                                                      ------         -------          ------           ------            ------

Liabilities:
  Accrued expenses ................................        0               0               0                0                 0
  Transfers payable to depositor ..................        9               0               0                0                 0
                                                      ------         -------          ------           ------            ------
    Total liabilities .............................        9               0               0                0                 0
                                                      ------         -------          ------           ------            ------
    Net assets ....................................   $8,072         $39,702          $1,811           $1,067            $8,491
                                                      ======         =======          ======           ======            ======

Net Assets Consists of:
  Policy owners' equity ...........................   $8,072         $39,702          $1,811           $  887            $8,265
  Depositor's equity ..............................        0               0               0              180               226
                                                      ------         -------          ------           ------            ------
    Net assets applicable to units outstanding.....   $8,072         $39,702          $1,811           $1,067            $8,491
                                                      ======         =======          ======           ======            ======
  Policy owners' units ............................      643           2,929             159               99               731
  Depositor's units ...............................        0               0               0               20                20
                                                      ------         -------          ------           ------            ------
    Units outstanding .............................      643           2,929             159              119               751
                                                      ======         =======          ======           ======            ======
    Accumulation unit value .......................   $12.55         $ 13.56          $11.35           $ 8.98            $11.31
                                                      ======         =======          ======           ======            ======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities

At December 31, 2000
All Amounts (except per unit amounts) in Thousands


                                                         WRL              WRL           WRL
                                                        Great            Great        Gabelli
                                                     Companies -      Companies -      Global
                                                    Technology/SM/     Global/2/       Growth
                                                      Subaccount      Subaccount     Subaccount
Assets:
  Investment in securities:
    Number of shares .............................         413              57           106
                                                        ======           =====         =====
    Cost .........................................      $4,089           $ 505         $ 993
                                                        ======           =====         =====
  Investment, at net asset value .................      $2,784           $ 490         $ 960
  Dividend receivable ............................           0               0             0
  Transfers receivable from depositor ............           4               4            11
                                                        ------           -----         -----
    Total assets .................................       2,788             494           971
                                                        ------           -----         -----

Liabilities:
  Accrued expenses ...............................           0               0             0
  Transfers payable to depositor .................           0               0             0
                                                        ------           -----         -----
    Total liabilities ............................           0               0             0
                                                        ------           -----         -----
    Net assets ...................................      $2,788           $ 494         $ 971
                                                        ======           =====         =====

Net Assets Consists of:
  Policy owners' equity ..........................      $2,654           $ 473         $ 948
  Depositor's equity .............................         134              21            23
                                                        ------           -----         -----
    Net assets applicable to units outstanding ...      $2,788           $ 494         $ 971
                                                        ======           =====         =====
  Policy owners' units ...........................         396              55           104
  Depositor's units ..............................          20               3             3
                                                        ------           -----         -----
    Units outstanding ............................         416              58           107
                                                        ======           =====         =====
    Accumulation unit value ......................      $ 6.70           $8.52         $9.07
                                                        ======           =====         =====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities

At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                      Fidelity VIP III
                                                           Growth         Fidelity VIP II    Fidelity VIP
                                                       Opportunities      Contrafund/(R)/    Equity-Income
                                                         Subaccount         Subaccount        Subaccount
Assets:
  Investment in securities:
    Number of shares ..............................           32                  44                12
                                                           =====              ======            ======
    Cost ..........................................        $ 632              $1,077            $  294
                                                           =====              ======            ======
  Investment, at net asset value ..................        $ 562              $1,030            $  307
  Dividend receivable .............................            0                   0                 0
  Transfers receivable from depositor .............            0                   0                 0
                                                           -----              ------            ------
    Total assets ..................................          562               1,030               307
                                                           -----              ------            ------

Liabilities:
  Accrued expenses ................................            0                   0                 0
  Transfers payable to depositor ..................            0                   0                 0
                                                           -----              ------            ------
    Total liabilities .............................            0                   0                 0
                                                           -----              ------            ------
    Net assets ....................................        $ 562              $1,030            $  307
                                                           =====              ======            ======

Net Assets Consists of:
  Policy owners' equity ...........................        $ 541              $1,006            $  280
  Depositor's equity ..............................           21                  24                27
                                                           -----              ------            ------
    Net assets applicable to units outstanding ....        $ 562              $1,030            $  307
                                                           =====              ======            ======

  Policy owners' units ............................           63                 107                25
  Depositor's units ...............................            3                   3                 3
                                                           -----              ------            ------
    Units outstanding .............................           66                 110                28
                                                           =====              ======            ======
    Accumulation unit value .......................        $8.56              $ 9.38            $10.99
                                                           =====              ======            ======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations

For the Year Ended December 31, 2000
All Amounts in Thousands

                                                                                                                     WRL
                                                           WRL            WRL           WRL           WRL            LKCM
                                                       J.P. Morgan       AEGON         Janus         Janus        Strategic
                                                       Money Market       Bond         Growth        Global      Total Return
                                                        Subaccount     Subaccount    Subaccount    Subaccount     Subaccount
Investment Income:
  Dividend income ....................................  $   2,813      $   1,372     $   1,719     $  14,506       $  2,080
  Capital gain distributions .........................          0              0       162,879        88,526          6,230
                                                        ---------      ---------     ---------     ---------       --------
    Total investment income ..........................      2,813          1,372       164,598       103,032          8,310
Expenses:
  Mortality and expense risk .........................        424            225        11,702         4,306            895
                                                        ---------      ---------     ---------     ---------       --------
    Net investment income (loss) .....................      2,389          1,147       152,896        98,726          7,415
                                                        ---------      ---------     ---------     ---------       --------
Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities ..          0           (316)       57,356         8,214          3,008
  Change in unrealized appreciation (depreciation) ...          0          1,538      (612,499)     (199,548)       (15,305)
                                                        ---------      ---------     ---------     ---------       --------
    Net gain (loss) on investment securities                    0          1,222      (555,143)     (191,334)       (12,297)
                                                        ---------      ---------     ---------     ---------       --------
      Net increase (decrease) in net assets resulting
       from operations ...............................  $   2,389      $   2,369     $(402,247)    $ (92,608)      $ (4,882)
                                                        =========      =========     =========     =========       ========

                                                            WRL           WRL           WRL           WRL            WRL
                                                           VKAM          Alger         AEGON       Federated         Dean
                                                         Emerging      Aggressive     Balanced      Growth &         Asset
                                                          Growth         Growth      Subaccount      Income       Allocation
                                                        Subaccount     Subaccount                  Subaccount     Subaccount
Investment Income:
  Dividend income ....................................  $   5,938      $   5,025     $     388     $   1,171       $  1,367
  Capital gain distributions .........................    169,068         39,418             0             9          1,203
                                                        ---------      ---------     ---------     ---------       --------
    Total investment income ..........................    175,006         44,443           388         1,180          2,570
Expenses:
  Mortality and expense risk .........................      6,396          3,175           173           179            280
                                                        ---------      ---------     ---------     ---------       --------
    Net investment income (loss) .....................    168,610         41,268           215         1,001          2,290
                                                        ---------      ---------     ---------     ---------       --------
Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities ..    295,543          6,194           285          (440)            28
  Change in unrealized appreciation (depreciation) ...   (557,231)      (174,941)          457         4,670          2,465
                                                        ---------      ---------     ---------     ---------       --------
    Net gain (loss) on investment securities .........   (261,688)      (168,747)          742         4,230          2,493
                                                        ---------      ---------     ---------     ---------       --------
      Net increase (decrease) in net assets resulting
       from operations ...............................  $ (93,078)     $(127,479)    $     957     $   5,231       $  4,783
                                                        =========      =========     ==========    =========       ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations

For the Year Ended December 31, 2000
All Amounts in Thousands


                                                                           WRL           WRL            WRL          WRL
                                                             WRL           NWQ            GE            GE          Third
                                                          C.A.S.E.        Value     International      U.S.        Avenue
                                                           Growth        Equity         Equity        Equity        Value
                                                         Subaccount    Subaccount     Subaccount    Subaccount   Subaccount
Investment Income:
  Dividend income ....................................    $  3,732       $  362        $   138        $  214       $  137
  Capital gain distributions .........................         826          283          1,055         1,108          372
                                                          --------       ------        -------        ------       ------
     Total investment income .........................       4,558          645          1,193         1,322          509

Expenses:
  Mortality and expense risk .........................         237          233             69           251           83
                                                          --------       ------        -------        ------       ------
     Net investment income (loss) ....................       4,321          412          1,124         1,071          426
                                                          --------       ------        -------        ------       ------

Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities ..         (82)        (519)           263           520        1,022
  Change in unrealized appreciation (depreciation) ...     (10,339)       3,484         (2,668)       (2,166)         677
                                                          --------       ------        -------        ------       ------
     Net gain (loss) on investment securities ........     (10,421)       2,965         (2,405)       (1,646)       1,699
                                                          --------       ------        -------        ------       ------
       Net increase (decrease) in net assets
         resulting from operations ...................    $ (6,100)      $3,377        $(1,281)       $ (575)      $2,125
                                                          ========       ======        =======        ======       ======



                                                                                                       WRL
                                                            WRL            WRL           WRL         T. Rowe        WRL
                                                        J.P. Morgan      Goldman       Goldman        Price       T. Rowe
                                                         Real Estate      Sachs         Sachs        Dividend      Price
                                                         Securities      Growth       Small Cap       Growth     Small Cap
                                                         Subaccount    Subaccount     Subaccount    Subaccount   Subaccount
Investment Income:
  Dividend income ....................................    $     32       $   12        $    14        $    4       $   24
  Capital gain distributions .........................           0            8              3             0            0
                                                          --------       ------        -------        ------       ------
     Total investment income .........................          32           20             17             4           24

Expenses:
  Mortality and expense risk .........................          15           13              6             8           19
                                                          --------       ------        -------        ------       ------
     Net investment income (loss) ....................          17            7             11            (4)           5
                                                          --------       ------        -------        ------       ------

Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities ..         203           64             24           (17)          84
  Change in unrealized appreciation (depreciation) ...         142         (220)           (51)          104         (496)
                                                          --------       ------        -------        ------       ------
     Net gain (loss) on investment securities ........         345         (156)           (27)           87         (412)
                                                          --------       ------        -------        ------       ------
       Net increase (decrease) in net assets
         resulting from operations ...................    $    362       $ (149)       $   (16)       $   83       $ (407)
                                                          ========       ======        =======        ======       ======


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations

For the Year Ended December 31, 2000
All Amounts in Thousands

                                                                                                                          WRL
                                                        WRL             WRL           WRL             WRL                Great
                                                      Salomon     Pilgrim Baxter    Dreyfus        Value Line         Companies -
                                                      All Cap     Mid Cap Growth    Mid Cap     Aggressive Growth     America/SM/
                                                     Subaccount     Subaccount     Subaccount    Subaccount/(1)/    Subaccount/(1)/
Investment Income:
  Dividend income ..................................    $ 67         $    370         # 28            $   0              $  0
  Capital gain distributions .......................      17                0            0                0                 0
                                                        ----         --------         ----            -----              ----
    Total investment income ........................      84              370           28                0                 0

Expenses:
  Mortality and expense risk .......................      27              289            8                4                28
                                                        ----         --------         ----            -----              ----
    Net investment income (loss) ...................      57               81           20               (4)              (28)
                                                        ----         --------         ----            -----              ----

Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities      103            1,394           86               (2)               13
  Change in unrealized appreciation (depreciation) .      58          (18,254)         (46)            (183)              702
                                                        ----         --------         ----            -----              ----
     Net gain (loss) on investment securities ......     161          (16,860)          40             (185)              715
                                                        ----         --------         ----            -----              ----
       Net increase (decrease) in net assets
        resulting from operations ..................    $218         $(16,779)        $ 60            $(189)             $685
                                                        ====         ========         ====            =====              ====

                                                            WRL              WRL             WRL
                                                           Great            Great          Gabelli
                                                        Companies -      Companies -       Global
                                                       Technology/SM/     Global2          Growth
                                                       Subaccount(1)    Subaccount(1)   Subaccount(1)
Investment Income:
  Dividend income ....................................    $     0           $  0            $  0
  Capital gain distributions .........................          0              0               0
                                                          -------           ----            ----
    Total investment income ..........................          0              0               0

Expenses:
  Mortality and expense risk .........................         13              1               1
                                                          -------           ----            ----
    Net investment income (loss) .....................        (13)            (1)             (1)
                                                          -------           ----            ----

Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities ..       (132)            (1)             (1)
  Change in unrealized appreciation (depreciation) ...     (1,305)           (15)            (33)
                                                          -------           ----            ----
    Net gain (loss) on investment securities .........     (1,437)           (16)            (34)
                                                          -------           ----            ----
      Net increase (decrease) in net assets resulting
       from operations ...............................    $(1,450)          $(17)           $(35)
                                                          =======           ====            ====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations

For the Year Ended December 31, 2000
All Amounts in Thousands

                                                         Fidelity VIP    Fidelity VIP    Fidelity VIP
                                                              III             II         Equity-Income
                                                             Growth      Contrafund(R)   Subaccount(1)
                                                         Opportunities   Subaccount(1)
                                                         Subaccount(1)
Investment Income:
  Dividend income ......................................     $   0          $   0            $  0
  Capital gain distributions ...........................         0              0               0
                                                             -----          -----            ----
    Total investment income ............................         0              0               0

Expenses:
  Mortality and expense risk ...........................         2              3               1
                                                             -----          -----            ----
    Net investment income (loss) .......................        (2)            (3)             (1)
                                                             -----          -----            ----

Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities ....        (3)            (1)              4
  Change in unrealized appreciation (depreciation)  ....       (70)           (47)             13
                                                             -----          -----            ----
    Net gain (loss) on investment securities ...........       (73)           (48)             17
                                                             -----          -----            ----
      Net increase (decrease) in net assets resulting
       from operations .................................     $ (75)         $ (31)           $ 16
                                                             =====          =====            ====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                        WRL                  WRL                    WRL
                                                    J.P. Morgan             AEGON                  Janus
                                                    Money Market             Bond                  Growth
                                                     Subaccount           Subaccount             Subaccount
                                                 ------------------   ------------------   ----------------------
                                                    December 31,         December 31,           December 31,
                                                 ------------------   ------------------   ----------  ----------
                                                   2000      1999       2000      1999        2000        1999
                                                 --------  --------   --------  --------   ----------  ----------
Operations:
  Net investment income (loss) ...............   $  2,389  $  1,474   $  1,147  $  1,329   $  152,896  $  226,095
  Net gain (loss) on investment securities ...          0         0      1,222    (2,327)    (555,143)    262,161
                                                 --------  --------   --------  --------   ----------  ----------
  Net increase (decrease) in net assets ......      2,389     1,474      2,369      (998)    (402,247)    488,256
    resulting from operations                    --------  --------   --------  --------   ----------  ----------

Capital Unit Transactions:
  Proceeds from units sold (transferred) .....     12,540    38,977        897     7,560      168,047     192,993
                                                 --------  --------   --------  --------   ----------  ----------
  Less cost of units redeemed:
    Administrative charges ...................      3,274     3,050      2,341     2,538       69,288      57,685
    Policy loans .............................      1,672     1,775      1,361       954       44,968      33,172
    Surrender benefits .......................      5,687     4,017        735       846       38,262      32,554
    Death benefits ...........................         87       115         23        29        6,224       1,908
                                                 --------  --------   --------  --------   ----------  ----------
                                                   10,720     8,957      4,460     4,367      158,742     125,319
                                                 --------  --------   --------  --------   ----------  ----------
  Increase (decrease) in net assets from
    capital unit transactions ................      1,820    30,020     (3,563)    3,193        9,305      67,674
                                                 --------  --------   --------  --------   ----------  ----------
Net increase (decrease) in net assets ........      4,209    31,494     (1,194)    2,195     (392,942)    555,930
  Depositor's equity contribution
    (net redemption) .........................          0         0          0         0            0           0

Net Assets:
  Beginning of year ..........................     56,070    24,576     27,129    24,934    1,353,957     798,027
                                                 --------  --------   --------  --------   ----------  ----------
  End of year ................................   $ 60,279  $ 56,070   $ 25,935  $ 27,129   $  961,015  $1,353,957
                                                 ========  ========   ========  ========   ==========  ==========

Unit Activity:
  Units outstanding - beginning of year ......      3,206     1,460      1,232     1,090        9,293       8,668
  Units issued ...............................     50,376    18,474        427       883        2,459       2,854
  Units redeemed .............................    (50,304)  (16,728)      (587)     (741)      (2,386)     (2,229)
                                                 --------  --------   --------  --------   ----------  ----------
  Units outstanding - end of year ............      3,278     3,206      1,072     1,232        9,366       9,293
                                                 ========  ========   ========  ========   ==========  ==========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                                                 WRL                     WRL
                                                          WRL                   LKCM                     VKAM
                                                         Janus                Strategic                Emerging
                                                         Global              Total Return               Growth
                                                       Subaccount             Subaccount              Subaccount
                                                  --------------------   ---------------------   ---------------------
                                                       December 31,          December 31,             December 31,
                                                  --------------------   ---------------------   ---------------------
                                                     2000       1999        2000       1999         2000        1999
                                                  ---------   --------   ---------   ---------   ---------   ---------
Operations:
  Net investment income (loss) ................   $  98,726  $  26,538   $   7,415   $   8,072   $ 168,610   $  81,707
  Net gain (loss) on investment securities ....    (191,334)   153,543     (12,297)      2,825    (261,688)    217,724
                                                  ---------  ---------   ---------   ---------   ---------   ---------
  Net increase (decrease) in net assets
    resulting from operations .................     (92,608)   180,081      (4,882)     10,897     (93,078)    299,431
                                                  ---------  ---------   ---------   ---------   ---------   ---------

Capital Unit Transactions:
  Proceeds from units sold (transferred) ......     112,253     81,308      10,776      11,792     145,357      94,168
                                                  ---------  ---------   ---------   ---------   ---------   ---------
  Less cost of units redeemed:
    Administrative charges ....................      31,746     25,132       7,939       8,436      35,247      25,202
    Policy loans ..............................      15,396      9,284       2,710       3,000      22,735      11,395
    Surrender benefits ........................      12,985      8,537       2,844       3,136      20,687      11,025
    Death benefits ............................         907        194         600         378       1,538         512
                                                  ---------  ---------   ---------   ---------   ---------   ---------
                                                     61,034     43,147      14,093      14,950      80,207      48,134
                                                  ---------  ---------   ---------   ---------   ---------   ---------
    Increase (decrease) in net assets from
      capital unit transactions ...............      51,219     38,161      (3,317)     (3,158)     65,150      46,034
                                                  ---------  ---------   ---------   ---------   ---------   ---------
    Net increase (decrease) in net assets .....     (41,389)   218,242      (8,199)      7,739     (27,928)    345,465
  Depositor's equity contribution
    (net redemption) ..........................           0          0           0           0           0           0

Net Assets:
  Beginning of year ...........................     451,498    233,256     106,665      98,926     608,130     262,665
                                                  ---------  ---------   ---------   ---------   ---------   ---------
  End of year .................................   $ 410,109  $ 451,498   $  98,466   $ 106,665   $ 580,202   $ 608,130
                                                  =========  =========   =========   =========   =========   =========

Unit Activity:
  Units outstanding - beginning of year .......      11,605     10,167       4,674       4,814       9,357       8,218
  Units issued ...............................        4,570      4,823       1,327       1,538      11,606       4,977
  Units redeemed ..............................      (3,276)    (3,385)     (1,478)     (1,678)    (10,737)     (3,838)
                                                  ---------  ---------   ---------   ---------   ---------   ---------
  Units outstanding - end of year .............      12,899     11,605       4,523       4,674      10,226       9,357
                                                  =========  =========   =========   =========   =========   =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                            WRL                    WRL                   WRL
                                                           Alger                  AEGON               Federated
                                                     Aggressive Growth           Balanced          Growth & Income
                                                         Subaccount             Subaccount           Subaccount
                                                   ---------------------   -------------------   -------------------
                                                        December 31,           December 31,         December 31,
                                                   ---------------------   -------------------   -------------------
                                                      2000        1999       2000       1999        2000       1999
                                                   ---------   ---------   --------   --------   --------   --------
Operations:
  Net investment income (loss) .................   $  41,268   $  35,966   $    215   $    213   $  1,001    $ 1,091
  Net gain (loss) on investment securities .....    (168,747)    101,488        742        105      4,230     (2,078)
                                                   ---------   ---------   --------   --------   --------   --------
Net increase (decrease) in net assets
  resulting from operations ....................    (127,479)    137,454        957        318      5,231       (987)
                                                   ---------   ---------   --------   --------   --------   --------

Capital Unit Transactions:
  Proceeds from units sold (transferred) .......     103,588      74,699      4,955      5,997      7,863      5,627
                                                   ---------   ---------   --------   --------   --------   --------
  Less cost of units redeemed:
    Administrative charges .....................      26,734      19,544      2,124      1,931      2,328      2,355
    Policy loans ...............................      12,341       8,193        442        429        628        346
    Surrender benefits .........................      10,374       7,977        559        626        534        542
    Death benefits .............................         666         118         18         10        110         55
                                                   ---------   ---------   --------   --------   --------   --------
                                                      50,115      35,832      3,143      2,996      3,600      3,298
                                                   ---------   ---------   --------   --------   --------   --------
    Increase (decrease) in net assets from
      capital unit transactions ................      53,473      38,867      1,812      3,001      4,263      2,329
                                                   ---------   ---------   --------   --------   --------   --------

    Net increase (decrease) in net assets ......     (74,006)    176,321      2,769      3,319      9,494      1,342
  Depositor's equity contribution
    (net redemption) ...........................           0           0          0          0          0          0

Net Assets:
  Beginning of year ............................     354,178     177,857     18,183     14,864     17,389     16,047
                                                   ---------   ---------   --------   --------   --------    -------
  End of year ..................................   $ 280,172   $ 354,178   $ 20,952   $ 18,183   $ 26,883   $ 17,389
                                                   =========   =========   ========   ========   ========   ========

Unit Activity:
  Units outstanding - beginning of year ........       7,928       6,669      1,186        990      1,117        976
  Units issued .................................       3,925       3,640        569        637        996        714
  Units redeemed ...............................      (2,638)     (2,381)      (452)      (441)      (764)      (573)
                                                   ---------   ---------   --------   --------   --------   --------
  Units outstanding - end of year ..............       9,215       7,928      1,303      1,186      1,349      1,117
                                                   =========   =========   ========   ========   ========   ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands


                                                          WRL                    WRL                  WRL
                                                          Dean                 C.A.S.E.               NWQ
                                                    Asset Allocation            Growth            Value Equity
                                                       Subaccount             Subaccount           Subaccount
                                                   -------------------   -------------------   -------------------
                                                       December 31,          December 31,         December 31,
                                                   -------------------   -------------------   -------------------
                                                     2000       1999       2000       1999       2000      1999
                                                   --------   --------   --------   --------   --------   --------
Operations:
  Net investment income (loss) .................   $  2,290   $    954   $  4,321   $  2,402   $    412   $    379
  Net gain (loss) on investment securities .....      2,493     (3,414)   (10,421)     3,900      2,965      1,157
                                                   --------   --------   --------   --------   --------   --------
  Net increase (decrease) in net assets
    resulting from operations ..................      4,783     (2,460)    (6,100)     6,302      3,377      1,536
                                                   --------   --------   --------   --------   --------   --------

Capital Unit Transactions:
  Proceeds from units sold (transferred) .......      1,235      1,729      5,488      7,781      2,652      3,283
                                                   --------   --------   --------   --------   ---------  --------
  Less cost of units redeemed:
    Administrative charges .....................      3,204      3,875      2,868      2,946      2,467      2,874
    Policy loans ...............................        785        991        767        668        596        713
    Surrender benefits .........................      1,058        901        885        678        660        605
    Death benefits .............................         75         89         33         12         96         32
                                                   --------   --------   --------   --------   ---------  --------
                                                      5,122      5,856      4,553      4,304      3,819      4,224
                                                   --------   --------   --------   --------   ---------  --------
    Increase (decrease) in net assets from
      capital unit transactions ................     (3,887)    (4,127)       935      3,477     (1,167)      (941)
                                                   --------   --------   --------   --------   ---------  --------
    Net increase (decrease) in net assets
  Depositor's equity contribution ..............        896     (6,587)    (5,165)     9,779      2,210        595
    (net redemption) ...........................          0          0          0          0          0          0

Net Assets:
  Beginning of year ............................     33,317     39,904     27,509     17,730     26,678     26,083
                                                   --------   --------   --------   --------   --------   --------
  End of year ..................................   $ 34,213   $ 33,317   $ 22,344   $ 27,509   $ 28,888   $ 26,678
                                                   ========   ========   ========   ========   ========   ========

Unit Activity:
  Units outstanding - beginning of year ........      2,128      2,383      1,657      1,417      1,895      1,982
  Units issued .................................        729        937      1,014      1,347        907      1,296
  Units redeemed ...............................       (976)    (1,192)      (958)    (1,107)    (1,005)    (1,383)
                                                   --------   --------   --------   --------   ---------  --------
  Units outstanding - end of year ..............      1,881      2,128      1,713      1,657      1,797      1,895
                                                   ========   ========   ========   ========  =========   ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                          WRL                    WRL                   WRL
                                                          GE                     GE               Third Avenue
                                                  International Equity       U.S. Equity             Value
                                                       Subaccount             Subaccount           Subaccount
                                                  --------------------   -------------------   ------------------
                                                      December 31,         December 31,         December 31,
                                                  --------------------   -------------------   ------------------
                                                    2000        1999      2000       1999       2000       1999
                                                  --------   ---------   --------   --------   --------   -------
Operations:
  Net investment income (loss) .................   $ 1,124   $   325     $  1,071   $  1,730   $    426   $    61
  Net gain (loss) on investment securities .....    (2,405)    1,104       (1,646)     1,544      1,699       365
                                                   -------   -------     --------   --------   --------   -------
  Net increase (decrease) in net assets
    resulting from operations ..................    (1,281)    1,429         (575)     3,274      2,125       426
                                                   -------   -------     --------   --------   --------   -------

Capital Unit Transactions:
  Proceeds from units sold (transferred) .......     3,155       761        7,853     12,169     12,970       730
                                                   -------   -------     --------   --------   --------   -------

  Less cost of units redeemed:
    Administrative charges .....................       663       644        2,712      2,237        560       218
    Policy loans ...............................       150       101          440        422        894        52
    Surrender benefits .........................       125       258          744        444        306        80
    Death benefits .............................         5         1           27          8         11         3
                                                   -------   -------     --------   --------   --------   -------
                                                       943     1,004        3,923      3,111      1,771       353
                                                   -------   -------     --------   --------   --------   -------
    Increase (decrease) in net assets from
      capital unit transactions ................     2,212      (243)       3,930      9,058     11,199       377
                                                   -------   -------     --------   --------   --------   -------
    Net increase (decrease) in net assets ......       931     1,186        3,355     12,332     13,324       803
  Depositor's equity contribution
    (net redemption) ...........................         0         0            0          0          0      (199)

Net Assets:
  Beginning of year ............................     7,013     5,827       26,416     14,084      3,411     2,807
                                                   -------   -------     --------   --------   --------   -------
  End of year ..................................   $ 7,944   $ 7,013     $ 29,771   $ 26,416   $ 16,735   $ 3,411
                                                   =======   =======     ========   ========   ========   =======

Unit Activity:
  Units outstanding - beginning of year .......        475       489        1,468        919        322       304
  Units issued .................................       474       672        1,064      1,292      1,432       258
  Units redeemed ...............................      (310)     (686)        (849)      (743)      (577)     (240)
                                                   -------   -------     --------   --------   --------   -------
  Units outstanding - end of year ..............       639       475        1,683      1,468      1,177       322
                                                   =======   =======     ========   ========   ========   =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets

For the Year Ended
All Amounts in Thousands

                                                         WRL                         WRL                        WRL
                                                     J.P. Morgan                Goldman Sachs               Goldman Sachs
                                                Real Estate Securities             Growth                     Small Cap
                                                      Subaccount                  Subaccount                 Subaccount
                                                ----------------------    -------------------------    -----------------------
                                                     December 31,                December 31,               December 31,
                                                ----------------------    -------------------------    -----------------------
                                                 2000             1999     2000             1999(1)    2000            1999(1)
                                                ------            ----    ------            -------    ----            -------
Operations:
  Net investment income (loss) ...............  $   17            $  6    $    7            $ (2)      $ 11             $ 14
  Net gain (loss) on investment securities ...     345             (41)     (156)            110       (27)               20
                                                ------            ----    ------            ----       ----             ----
  Net increase (decrease) in net assets
    resulting from operations ................     362             (35)     (149)            108       (16)               34
                                                ------            ----    ------            ----       ----             ----

Capital Unit Transactions:
  Proceeds from units sold (transferred) .....   2,080             (26)    1,002             871        622              295
                                                ------            ----    ------            ----       ----             ----
  Less cost of units redeemed:

    Administrative charges ...................      86              19       123              18         52                5
    Policy loans .............................      60               0        44               2          7                5
    Surrender benefits .......................      36               1         8               7          2                0
    Death benefits ...........................       0               1         0               0          0                0
                                                ------            ----    ------            ----       ----             ----
                                                   182              21       175              27         61               10
                                                ------            ----    ------            ----       ----             ----
    Increase (decrease) in net assets from
      capital unit transactions ..............   1,898             (47)      827             844        561              285
                                                ------            ----    ------            ----       ----             ----

    Net increase (decrease) in net assets ....   2,260             (82)      678             952        545              319
  Depositor's equity contribution
    (net redemption) .........................    (411)              0       (28)             25        (27)              25
Net Assets:
  Beginning of year ..........................     627             709       977               0        344                0
                                                ------            ----    ------            ----       ----             ----
  End of year ................................  $2,476            $627    $1,627            $977       $862             $344
                                                ======            ====    ======            ====       ====             ====
Unit Activity:
  Units outstanding - beginning of year ......      78              84        87               0         31                0
  Units issued ...............................     816              67       161             106         80               41
  Units redeemed .............................    (655)            (73)      (90)            (19)       (31)             (10)
                                                ------            ----    ------            ----       ----             ----
  Units outstanding - end of year ............     239              78       158              87         80               31
                                                ======            ====    ======            ====       ====             ====


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                         WRL
                                                    T. Rowe Price            WRL                 WRL
                                                       Dividend         T. Rowe Price          Salomon
                                                        Growth            Small Cap            All Cap
                                                      Subaccount          Subaccount          Subaccount
                                                   ----------------   -----------------   -----------------
                                                     December 31,        December 31,         December 31,
                                                   ----------------   -----------------   -----------------
                                                    2000    1999(1)    2000     1999(1)     2000    1999(1)
                                                   ------   -------   -------   -------   -------   -------
Operations:
  Net investment income (loss) .................   $   (4)  $    (1)  $     5   $    26   $    57   $    11
  Net gain (loss) on investment securities .....       87       (17)     (412)      162       161        15
                                                   ------   -------   -------   -------   -------   -------
  Net increase (decrease) in net assets
    resulting from operations ..................       83       (18)     (407)      188       218        26
                                                   ------   -------   -------   -------   -------   -------
Capital Unit Transactions:
  Proceeds from units sold (transferred) .......      516       499     2,291       727     7,892       344
                                                   ------   -------   -------   -------   -------   -------
  Less cost of units redeemed:
    Administrative charges .....................       83         2       167        15       257         9
    Policy loans ...............................        7         0        27         0        76         3
    Surrender benefits .........................        2         3        15         0        58         0
    Death benefits .............................        0         0         0         0         0         0
                                                   ------   -------   -------   -------   -------   -------
                                                       92         5       209        15       391        12
                                                   ------   -------   -------   -------   -------   -------

    Increase (decrease) in net assets from
      capital unit transactions ................      424       494     2,082       712     7,501       332
                                                   ------   -------   -------   -------   -------   -------
    Net increase (decrease) in net assets ......      507       476     1,675       900     7,719       358
  Depositor's equity contribution
    (net redemption) ...........................      (23)       25       (32)       25       (30)       25

Net Assets:
  Beginning of year ............................      501         0       925         0       383         0
                                                   ------   -------   -------   -------   -------   -------
  End of year ..................................   $  985   $   501   $ 2,568   $   925   $ 8,072   $   383
                                                   ======   =======   =======   =======   =======   =======

Unit Activity:
  Units outstanding - beginning of year ........       55         0        75         0        36         0
  Units issued .................................      132        65       301       161       836        58
  Units redeemed ...............................      (88)      (10)     (146)      (86)     (229)      (22)
                                                   ------   -------   -------   -------   -------   -------
  Units outstanding - end of year ..............       99        55       230        75       643        36
                                                   ======   =======   =======   =======   =======   =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                          WRL                 WRL
                                                    Pilgrim Baxter          Dreyfus
                                                    Mid Cap Growth          Mid Cap
                                                      Subaccount          Subaccount
                                                  ------------------   -----------------
                                                     December 31,        December 31,
                                                  ------------------   -----------------
                                                    2000     1999(1)     2000    1999(1)
                                                  --------   -------   -------   -------
Operations:
  Net investment income (loss) ................   $     81   $     5   $    20   $    (1)
  Net gain (loss) on investment securities ....    (16,860)    1,268        40        16
                                                   --------  -------   -------   -------
  Net increase (decrease) in net assets
    resulting from operations .................    (16,779)    1,273        60        15
                                                   --------  -------   -------   -------
Capital Unit Transactions:
  Proceeds from units sold (transferred) ......     55,513     3,885     1,562       297
                                                  --------   -------   -------   -------
  Less cost of units redeemed:
    Administrative charges ....................      2,546        37        96         0
    Policy loans ..............................      1,156        18        21         0
    Surrender benefits ........................        323        30         4         0
    Death benefits ............................         72         0         0         0
                                                  --------   -------   -------  --------
                                                     4,097        85       121         0
                                                  --------   -------   -------  --------
    Increase (decrease) in net assets from
      capital unit transactions ...............     51,416     3,800     1,441       297
                                                  --------   -------   -------  --------
    Net increase (decrease) in net assets .....     34,637     5,073     1,501       312
  Depositor's equity contribution
    (net redemption) ..........................          0        (8)      (27)       25

Net Assets:
  Beginning of year ...........................      5,065         0       337         0
                                                  --------   -------   -------  --------
  End of year .................................   $ 39,702   $ 5,065   $ 1,811   $   337
                                                  ========   =======   =======  ========

Unit Activity:
  Units outstanding - beginning of year .......        317         0        33         0
  Units issued ................................      4,015       412       311        52
  Units redeemed ..............................     (1,403)      (95)     (185)      (19)
                                                  --------   -------   -------   -------
  Units outstanding - end of year .............      2,929       317       159        33
                                                  ========   =======   =======   =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                                              WRL               WRL               WRL
                                                          WRL                Great             Great             Great
                                                       Value Line          Companies -       Companies -       Companies
                                                    Aggressive Growth      America/SM/     Technology/SM/      Global/2/
                                                       Subaccount          Subaccount        Subaccount        Subaccount
                                                    -----------------     ------------     --------------     -----------
                                                       December 31,       December 31,      December 31,      December 31,
                                                    -----------------     ------------     --------------     ------------
                                                        2000/(1)/           2000/(1)/         2000/(1)/         2000/(1)/
                                                    -----------------     ------------     --------------     -----------
Operations:
  Net investment income (loss) .................        $      (4)          $    (28)         $    (13)         $     (1)
  Net gain (loss) on investment securities .....             (185)               715            (1,437)              (16)
                                                        ---------           --------          --------          --------
  Net increase (decrease) in net assets                      (189)               687            (1,450)              (17)
    resulting from operations ..................        ---------           --------          --------          --------

Capital Unit Transactions:
  Proceeds from units sold (transferred) .......            1,091              8,008             4,240               494
                                                        ---------           --------          --------          --------
  Less cost of units redeemed:
    Administrative charges .....................               19                177                80                 7
    Policy loans ...............................               16                110                53                 1
    Surrender benefits .........................                0                117                69                 0
    Death benefits .............................                0                  0                 0                 0
                                                        ---------           --------          --------          --------
                                                               35                404               202                 8
                                                        ---------           --------          --------          --------
    Increase (decrease) in net assets from
      capital unit transactions ................            1,056              7,604             4,038               486
                                                        ---------           --------          --------          --------
    Net increase (decrease) in net assets ......              867              8,291             2,588               469
  Depositor's equity contribution
      (net redemption) .........................              200                200               200                25

Net Assets:
  Beginning of year ............................                0                  0                 0                 0
                                                        ---------           --------          --------          --------
  End of year ..................................        $   1,067           $  8,491          $  2,788          $    494
                                                        =========           ========          ========          ========
Unit Activity:
  Units outstanding - beginning of year ........                0                  0                 0                 0
  Units issued .................................              132                878               557                63
  Units redeemed ...............................              (13)              (127)             (141)               (5)
                                                        ---------           --------          --------          --------
  Units outstanding - end of year ..............              119                751               416                58
                                                        =========           ========          ========          ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                           WRL
                                                         Gabelli      Fidelity VIP III
                                                         Global           Growth          Fidelity VIP II    Fidelity VIP
                                                         Growth         Opportunities      Contrafund(R)     Equity-Income
                                                       Subaccount         Subaccount         Subaccount       Subaccount
                                                      ------------    ----------------    ---------------    -------------
                                                      December 31,      December 31,        December 31,      December 31,
                                                      ------------    ----------------    ---------------    -------------
                                                         2000(1)           2000(1)             2000(1)           2000(1)
                                                      ------------    ----------------    ---------------    -------------
Operations:
  Net investment income (loss) ....................     $    (1)          $    (2)            $    (3)           $    (1)
  Net gain (loss) on investment securities ........         (34)              (73)                (48)                17
                                                        -------           -------             -------            -------
  Net increase (decrease) in net assets
    resulting from operations .....................         (35)              (75)                (51)                16
                                                        -------           -------             -------            -------

Capital Unit Transactions:
  Proceeds from units sold (transferred) ..........       1,014               633               1,085                276
                                                        -------           -------             -------            -------
  Less cost of units redeemed:

    Administrative charges ........................          33                14                  23                  8
    Policy loans ..................................           0                 5                   5                  2
    Surrender benefits ............................           0                 2                   1                  0
    Death benefits ................................           0                 0                   0                  0
                                                        -------           -------             -------            -------
                                                             33                21                  29                 10
                                                        -------           -------             -------            -------
    Increase (decrease) in net assets from
      capital unit transactions ...................         981               612               1,056                266
                                                        -------           -------             -------            -------

    Net increase (decrease) in net assets .........         946               537               1,005                282
  Depositor's equity contribution
    (net redemption)...............................          25                25                  25                 25
Net Assets:
  Beginning of year ...............................           0                 0                   0                  0
                                                        -------           -------             -------            -------
  End of year .....................................     $   971           $   562             $ 1,030            $   307
                                                        =======           =======             =======            =======
Unit Activity:
  Units outstanding - beginning of year ...........           0                 0                   0                  0
  Units issued ....................................         123                76                 124                 39
  Units redeemed ..................................         (16)              (10)                (14)               (11)
                                                        -------           -------             -------            -------
  Units outstanding - end of year .................         107                66                 110                 28
                                                        =======           =======             =======            =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended


                                                                  WRL J.P. Morgan Money Market Subaccount
                                                              ------------------------------------------------
                                                                                December 31,
                                                              ------------------------------------------------
                                                                2000      1999      1998      1997      1996
                                                              --------  --------  --------  --------  --------
Accumulation unit value, beginning of year ...............    $  17.49  $  16.83  $  16.13  $  15.45  $  14.83
                                                              --------  --------  --------  --------  --------
 Income from operations:
  Net investment income (loss) ...........................        0.90      0.66      0.70      0.68      0.62
  Net realized and unrealized gain (loss) on
   investment ............................................        0.00      0.00      0.00      0.00      0.00
                                                              --------  --------  --------  --------  --------
   Net income (loss) from operations .....................        0.90      0.66      0.70      0.68      0.62
                                                              --------  --------  --------  --------  --------
Accumulation unit value, end of year .....................    $  18.39  $  17.49  $  16.83  $  16.13  $  15.45
                                                              ========  ========  ========  ========  ========
Total return .............................................      5.17 %    3.92 %    4.36 %    4.37 %    4.17 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................    $ 60,279  $ 56,070  $ 24,576  $ 16,440  $ 12,740
 Ratio of net investment income (loss) to average
  net assets .............................................      5.05 %    3.87 %    4.24 %    4.28 %    4.07 %


                                                                           WRL AEGON Bond Subaccount
                                                              ------------------------------------------------
                                                                                  December 31,
                                                              ------------------------------------------------
                                                                2000      1999      1998      1997      1996
                                                              --------  --------  --------  --------  --------

Accumulation unit value, beginning of year ...............    $  22.01  $  22.89  $  21.12  $  19.53  $  19.67
                                                              --------  --------  --------  --------  --------
 Income from operations:
  Net investment income (loss) ...........................        1.04      1.13      1.01      1.01      0.99
  Net realized and unrealized gain (loss) on
   investment ............................................        1.14     (2.01)     0.76      0.58     (1.13)
                                                              --------  --------  --------  --------  --------
   Net income (loss) from operations .....................        2.18     (0.88)     1.77      1.59     (0.14)
                                                              --------  --------  --------  --------  --------
Accumulation unit value, end of year .....................    $  24.19  $  22.01  $  22.89  $  21.12  $  19.53
                                                              ========  ========  ========  ========  ========
Total return .............................................      9.90 %   (3.81)%    8.34 %    8.18 %   (0.75)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................    $ 25,935  $ 27,129  $ 24,934  $ 17,657  $ 11,585
 Ratio of net investment income (loss) to average
  net assets .............................................      4.58 %    5.10 %    4.58 %    5.06 %    5.34 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                           WRL Janus Growth Subaccount
                                                               --------------------------------------------------
                                                                                   December 31,
                                                               --------------------------------------------------
                                                                 2000       1999       1998      1997      1996
                                                               --------  ----------  --------  --------  --------
Accumulation unit value, beginning of year ..................  $ 145.70  $    92.07  $  56.48  $  48.48  $  41.47
                                                               --------  ----------  --------  --------  --------
  Income from operations:
    Net investment income (loss) ............................     16.41       25.03      0.13      5.83      2.88
    Net realized and unrealized gain (loss) on investment ...    (59.50)      28.60     35.46      2.17      4.13
                                                               --------  ----------  --------  --------  --------
      Net income (loss) from operations .....................    (43.09)      53.63     35.59      8.00      7.01
                                                               --------  ----------  --------  --------  --------
Accumulation unit value, end of year ........................  $ 102.61  $   145.70  $  92.07  $  56.48  $  48.48
                                                               ========  ==========  ========  ========  ========
Total return ................................................  (29.58)%      58.25%    63.01%    16.50%    16.91%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...................  $961,015  $1,353,957  $798,027  $450,271  $349,491
 Ratio of net investment income (loss) to average
  net assets ................................................    11.75%      22.67%     0.19%    10.84%     6.41%

                                                                         WRL Janus Global Subaccount
                                                               -----------------------------------------------
                                                                                 December 31,
                                                               -----------------------------------------------
                                                                 2000      1999      1998      1997     1996
                                                               --------  --------  --------  --------  -------
Accumulation unit value, beginning of year ..................  $  38.91  $  22.94  $  17.80  $  15.13  $ 11.95
                                                               --------  --------  --------  --------  -------
  Income from operations:
    Net investment income (loss) ............................      7.93      2.44      0.82      2.30     1.50
    Net realized and unrealized gain (loss) on investment ...    (15.05)    13.53      4.32      0.37     1.68
                                                               --------  --------  --------  --------  -------
      Net income (loss) from operations .....................     (7.12)    15.97      5.14      2.67     3.18
                                                               --------  --------  --------  --------  -------
Accumulation unit value, end of year ........................  $  31.79  $  38.91  $  22.94  $  17.80  $ 15.13
                                                               ========  ========  ========  ========  =======
Total return ................................................  (18.28)%    69.58%    28.86%    17.69%   26.60%
Ratios and supplemental data:
  Net assets at end of year (in thousands) ..................  $410,109  $451,498  $233,256  $145,017  $83,159
  Ratio of net investment income (loss) to average ..........    20.55%     9.07%     3.92%    13.39%   11.09%
    net assets

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights

For the Year Ended

                                                                  WRL LKCM Strategic Total Return Subaccount
                                                                ---------------------------------------------
                                                                                 December 31,
                                                                ---------------------------------------------
                                                                 2000       1999     1998     1997     1996
                                                                -------   --------  -------  -------  -------
Accumulation unit value, beginning of year ...................  $ 22.82   $  20.55  $ 18.91  $ 15.66  $ 13.74
                                                                -------   --------  -------  -------  -------
  Income from operations:
    Net investment income (loss) .............................     1.63       1.68     0.71     1.56     0.82
    Net realized and unrealized gain (loss) on investment ....    (2.68)      0.59     0.93     1.69     1.10
                                                                -------   --------  -------  -------  -------
      Net income (loss) from operations ......................    (1.05)      2.27     1.64     3.25     1.92
                                                                -------   --------  -------  -------  -------
Accumulation unit value, end of year .........................  $ 21.77   $  22.82  $ 20.55  $ 18.91  $ 15.66
                                                                =======   ========  =======  =======  =======
Total return .................................................    (4.62)%    11.07%    8.66%   20.77%   13.97%
Ratios and supplemental data:
  Net assets at end of year (in thousands) ...................  $98,466   $106,665  $98,926  $80,753  $55,900
  Ratio of net investment income (loss) to average
    net assets ...............................................     7.43%      7.93%    3.67%    8.89%    5.76%


                                                                       WRL VKAM Emerging Growth Subaccount
                                                                -------------------------------------------------
                                                                                   December 31,
                                                                -------------------------------------------------
                                                                 2000        1999      1998      1997      1996
                                                                -------    --------  --------  --------  --------
Accumulation unit value, beginning of year ...................  $  64.99   $  31.96  $  23.48  $  19.51  $  16.56
                                                                --------   --------  --------  --------  --------
  Income from operations:
    Net investment income (loss) .............................     16.83       9.32      0.91      2.20      0.82
    Net realized and unrealized gain (loss) on investment ....    (25.08)     23.71      7.57      1.77      2.13
                                                                --------   --------  --------  --------  --------
      Net income (loss) from operations ......................     (8.25)     33.03      8.48      3.97      2.95
                                                                --------   --------  --------  --------  --------
Accumulation unit value, end of year .........................  $  56.74   $  64.99  $  31.96  $  23.48  $  19.51
                                                                ========   ========  ========  ========  ========
Total return .................................................    (12.70)%   103.33%    36.11%    20.37%    17.82%
Ratios and supplemental data:
  Net assets at end of year (in thousands) ...................  $580,202   $608,130  $262,665  $164,702  $107,925
  Ratio of net investment income (loss) to average
    net assets ...............................................     23.62%     23.19%     3.44%    10.18%     4.51%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights

For the Year Ended

                                                                      WRL Alger Aggressive Growth Subaccount
                                                                  ----------------------------------------------
                                                                                   December 31,
                                                                  ----------------------------------------------
                                                                    2000       1999      1998     1997    1996
                                                                  --------   --------  --------  ------- -------
Accumulation unit value, beginning of year .....................  $  44.67   $  26.67  $  18.10  $ 14.70 $ 13.43
                                                                  --------   --------  --------  ------- -------
  Income from operations:
    Net investment income (loss) ...............................      4.76       4.90      1.33     1.75    0.36
    Net realized and unrealized gain (loss) on investment ......    (19.03)     13.10      7.24     1.65    0.91
                                                                  --------   --------  --------  ------- -------
      Net income (loss) from operations ........................    (14.27)     18.00      8.57     3.40    1.27
                                                                  --------   --------  --------  ------- -------
Accumulation unit value, end of year ...........................  $  30.40   $  44.67  $  26.67  $ 18.10 $ 14.70
                                                                  ========   ========  ========  ======= =======
Total return ...................................................    (31.94)%    67.52%    47.36%   23.14%   9.46%
Ratios and supplemental data:
  Net assets at end of year (in thousands) .....................  $280,172   $354,178  $177,857  $94,652 $54,408
  Ratio of net investment income (loss) to average
    net assets .................................................     11.65%     15.54%     6.20%   10.26%   2.65%


                                                                        WRL AEGON Balanced Subaccount
                                                                  -----------------------------------------
                                                                                December 31,
                                                                  -----------------------------------------
                                                                    2000     1999    1998      1997    1996
                                                                  -------  -------  -------  -------  ------
Accumulation unit value, beginning of year .....................  $ 15.33  $ 15.02  $ 14.17  $ 12.21  $11.13
                                                                  -------  -------  -------  -------  ------
  Income from operations:
    Net investment income (loss) ...............................     0.17     0.19     0.25     1.55    0.36
    Net realized and unrealized gain (loss) on investment ......     0.58     0.12     0.60     0.41    0.72
                                                                  -------  -------  -------  -------  ------
      Net income (loss) from operations ........................     0.75     0.31     0.85     1.96    1.08
                                                                  -------  -------  -------  -------  ------
Accumulation unit value, end of year ...........................  $ 16.08  $ 15.33  $ 15.02  $ 14.17  $12.21
                                                                  =======  =======  =======  =======  ======
Total return ...................................................     4.88%    2.11%    5.98%   16.06%   9.73%
Ratios and supplemental data:
  Net assets at end of year (in thousands) .....................  $20,952  $18,183  $14,864  $10,716  $6,418
  Ratio of net investment income (loss) to average .............     1.10%    1.26%    1.76%   11.62%   3.18%
    net assets

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended



                                                                 WRL Federated Growth & Income Subaccount
                                                          --------------------------------------------------
                                                                             December 31,
                                                          --------------------------------------------------
                                                            2000       1999       1998       1997      1996
                                                          --------   --------   --------   --------   -------
Accumulation unit value, beginning of year..............  $  15.57   $  16.44   $  16.09   $  13.03   $ 11.77
                                                          --------   --------   --------   --------   -------

  Income from operations:

     Net investment income (loss).......................      0.85       1.05       0.77       2.61      0.76

     Net realized and unrealized gain (loss) on
      investment........................................      3.51      (1.92)     (0.42)      0.45      0.50
                                                          --------   --------   --------    -------   -------
      Net income (loss) from operations.................      4.36      (0.87)      0.35       3.06      1.26
                                                          --------   --------   --------    -------   -------
Accumulation unit value, end of year....................  $  19.93   $  15.57   $  16.44   $  16.09   $ 13.03
                                                          ========   ========   ========   ========   =======
Total return............................................   28.01 %   (5.31) %     2.13 %    23.54 %   10.64 %

Ratios and supplemental data:

   Net assets at end of year (in thousands).............  $ 26,883   $ 17,389   $ 16,047   $  9,063   $ 5,501

   Ratio of net investment income (loss) to average
     net assets.........................................    5.00 %     6.51 %     4.83 %    18.50 %    6.38 %






                                                                 WRL Dean Asset Allocation Subaccount
                                                          ----------------------------------------------------
                                                                             December 31,
                                                          ----------------------------------------------------
                                                            2000       1999       1998        1997      1996
                                                          --------   --------   --------    --------  --------
Accumulation unit value, beginning of year..............  $  15.66   $  16.74   $  15.60    $  13.50  $  11.90
                                                          --------   --------   --------    --------  --------
   Income from operations:

     Net investment income (loss).......................      1.20       0.41       1.58        1.20      0.53

     Net realized and unrealized gain (loss) on
      investment........................................      1.33      (1.49)     (0.44)       0.90      1.07
                                                          --------   --------   --------    --------  --------
      Net income (loss) from operations.................      2.53      (1.08)      1.14        2.10      1.60
                                                          --------   --------   --------    --------  --------
Accumulation unit value, end of year....................  $  18.19   $  15.66   $  16.74    $  15.60  $  13.50
                                                          ========   ========   ========    ========  ========
Total return............................................   16.16 %    (6.48)%     7.36 %     15.55 %   13.40 %

Ratios and supplemental data:

  Net assets at end of year (in thousands)..............  $ 34,213   $ 33,317   $ 39,904    $ 29,123  $ 17,946

  Ratio of net investment income (loss) to average
   net assets...........................................    7.33 %     2.50 %     9.69 %      8.14 %    4.35 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended


                                                                  WRL C.A.S.E. Growth Subaccount
                                                         ------------------------------------------------
                                                                            December 31,
                                                         ------------------------------------------------
                                                           2000       1999      1998      1997    1996(1)
                                                         ---------  --------  --------  --------  -------
Accumulation unit value, beginning of year ...........   $   16.60  $  12.51  $  12.32  $  10.81  $ 10.00
                                                         ---------  --------  --------  --------  -------
 Income from operations:
  Net investment income (loss) .......................        2.56      1.52      1.24      1.51     0.37
  Net realized and unrealized gain (loss) on
   investment ........................................       (6.12)     2.57     (1.05)     0.00     0.44
                                                         ---------  --------  --------  --------  -------
   Net income (loss) from operations .................       (3.56)     4.09      0.19      1.51     0.81
                                                         ---------  --------  --------  --------  -------
Accumulation unit value, end of year .................   $   13.04  $  16.60  $  12.51  $  12.32  $ 10.81
                                                         =========  ========  ========  ========  =======
Total return .........................................    (21.42)%   32.65 %    1.56 %   14.00 %   8.09 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ............   $  22,344  $ 27,509  $ 17,730  $ 11,946  $ 4,466
 Ratio of net investment income (loss) to average
  net assets .........................................     16.28 %   10.16 %   10.21 %   12.65 %   6.11 %

                                                                  WRL NWQ Value Equity Subaccount
                                                         ------------------------------------------------
                                                                            December 31,
                                                         ------------------------------------------------
                                                           2000      1999      1998      1997     1996(1)
                                                         --------  --------  --------  --------  --------
Accumulation unit value, beginning of year ...........   $  14.08  $  13.16  $  13.94  $  11.25  $  10.00
                                                         --------  --------  --------  --------  --------
 Income from operations:
  Net investment income (loss) .......................       0.23      0.20      0.95      0.14      0.05
  Net realized and unrealized gain (loss) on
   investment ........................................       1.76      0.72     (1.73)     2.55      1.20
                                                         --------  --------  --------   -------  --------
   Net income (loss) from operations .................       1.99      0.92     (0.78)     2.69      1.25
                                                         --------  --------  --------   -------  --------
Accumulation unit value, end of year .................   $  16.07  $  14.08  $  13.16   $ 13.94  $  11.25
                                                         ========  ========  ========   =======  ========
Total return .........................................    14.17 %    6.98 %   (5.63)%   23.93 %   12.51 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ............   $ 28,888  $ 26,678  $ 26,083  $ 26,714  $  8,887
 Ratio of net investment income (loss) to average
  net assets .........................................     1.58 %    1.42 %    6.84 %    1.05 %    0.77 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended




                                                           WRL GE International Equity
                                                                    Subaccount
                                                     --------------------------------------
                                                                  December 31,
                                                     --------------------------------------
                                                       2000      1999      1998     1997(1)
                                                     --------   ------    -------   -------
Accumulation unit value, beginning of year .......   $  14.76   $ 11.92   $ 10.65   $ 10.00
                                                     --------   -------   -------   -------
  Income from operations:
    Net investment income (loss) .................       2.00      0.62     (0.09)    (0.03)
    Net realized and unrealized gain (loss) on
      investment .................................      (4.33)     2.22      1.36      0.68
                                                     --------   -------   -------   -------
      Net income (loss) from operations ..........      (2.33)     2.84      1.27      0.65
                                                     --------   -------   -------   -------
Accumulation unit value, end of year .............   $  12.43   $ 14.76   $ 11.92   $ 10.65
                                                     ========   =======   =======   =======
Total return .....................................   (15.75)%   23.84 %   11.84 %    6.54 %

Ratios and supplemental data:
  Net assets at end of year (in thousands) .......   $  7,944   $ 7,013   $ 5,827   $ 2,289
  Ratio of net investment income (loss) to
    average net assets ...........................    14.54 %    5.09 %   (0.81)%   (0.28)%


                                                         WRL GE U.S. Equity Subaccount
                                                      ------------------------------------
                                                                   December 31,
                                                      ------------------------------------
                                                       2000      1999     1998    1997(1)
                                                      -------   -------  -------  --------
Accumulation unit value, beginning of year .......    $ 17.99   $ 15.33  $ 12.59  $  10.00
                                                      -------   -------  -------  --------
  Income from operations:
    Net investment income (loss) .................       0.68      1.38     0.73      0.99
    Net realized and unrealized gain (loss) on
      investment .................................      (0.98)     1.28     2.01      1.60
                                                      -------   -------  -------  --------
      Net income (loss) from operations ..........      (0.30)     2.66     2.74      2.59
                                                      -------   -------  -------  --------
Accumulation unit value, end of year .............    $ 17.69   $ 17.99  $ 15.33  $  12.59
                                                      =======   =======  =======  ========

Total return .....................................    (1.67)%   17.35 %  21.78 %   25.89 %
Ratios and supplemental data:
  Net assets at end of year (in thousands) .......    $29,771   $26,416  $14,084  $  3,258
  Ratio of net investment income (loss) to
    average net assets ...........................     3.81 %    8.27 %   5.30 %    8.28 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended


                                                                  WRL
                                                             Third Avenue
                                                                 Value
                                                              Subaccount
                                                      ---------------------------
                                                              December 31,
                                                      ---------------------------
                                                       2000     1999     1998(1)
                                                      -------  ------    --------
Accumulation unit value, beginning of year ........   $ 10.59  $  9.23   $  10.00
                                                      -------  -------   --------
  Income from operations:
    Net investment income (loss) ..................      0.60     0.19      (0.05)
    Net realized and unrealized gain (loss) on
      investment ..................................      3.03     1.17      (0.72)
                                                      -------  -------   --------
      Net income (loss) from operations ...........      3.63     1.36      (0.77)
                                                      -------  -------   --------
Accumulation unit value, end of year ..............   $ 14.22  $ 10.59   $   9.23
                                                      =======  =======   ========
Total return ......................................   34.26 %  14.68 %    (7.67)%

Ratios and supplemental data:
  Net assets at end of year (in thousands) ........   $16,735   $3,411   $  2,807
  Ratio of net investment income (loss) to
    average net assets ............................    4.53 %   1.98 %    (0.52)%

                                                                  WRL
                                                              J.P. Morgan
                                                        Real Estate Securities
                                                               Subaccount
                                                      ---------------------------
                                                             December 31,
                                                      ---------------------------
                                                       2000     1999     1998(1)
                                                      -------  -------   --------
Accumulation unit value, beginning of year ........   $  8.06  $  8.46   $  10.00
                                                      -------  -------   --------
  Income from operations:
    Net investment income (loss) ..................      0.10     0.07      (0.05)
    Net realized and unrealized gain (loss) on
      investment ..................................      2.20    (0.47)     (1.49)
                                                      -------  -------   --------
      Net income (loss) from operations ...........      2.30    (0.40)     (1.54)
                                                      -------  -------   --------
Accumulation unit value, end of year ..............   $ 10.36  $  8.06   $   8.46
                                                      =======  =======   ========
Total return ......................................   28.46 %  (4.63)%   (15.44)%

Ratios and supplemental data:
  Net assets at end of year (in thousands) ........   $ 2,476   $  627   $    709
  Ratio of net investment income (loss) to
    average net assets ............................    1.07 %   0.95 %    (0.90)%


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                                                      WRL
                                                            WRL                  WRL             T. Rowe Price
                                                       Goldman Sachs        Goldman Sachs          Dividend
                                                          Growth              Small Cap             Growth
                                                        Subaccount            Subaccount          Subaccount
                                                    ------------------    -----------------    ------------------
                                                       December 31,          December 31,         December 31,
                                                    ------------------    -----------------    ------------------
                                                     2000      1999(1)     2000      1999(1)    2000       1999(1)
                                                    -------    -------    -------    -------   -------    --------
Accumulation unit value, beginning of year .......  $ 11.29    $ 10.00    $ 10.92    $10.00    $  9.16    $ 10.00
                                                    -------    -------    -------    ------    -------    -------
  Income from operations:
    Net investment income (loss) .................     0.06      (0.05)      0.22      0.76      (0.04)     (0.04)
    Net realized and unrealized gain (loss) on
     investment ..................................    (1.06)      1.34      (0.34)     0.16       0.86      (0.80)
                                                    -------    -------    -------    ------    -------    -------
      Net income (loss) from operations ..........    (1.00)      1.29      (0.12)     0.92       0.82      (0.84)
                                                    -------    -------    -------    ------    -------    -------
Accumulation unit value, end of year .............  $ 10.29    $ 11.29    $ 10.80    $10.92    $  9.98    $  9.16
                                                    =======    =======    =======    ======    =======    =======
Total return .....................................  (8.84)%     12.91%    (1.15)%     9.23%      8.89%    (8.37)%
Ratios and supplemental data:
  Net assets at end of year (in thousands) .......  $ 1,627    $   977    $   862    $  344    $   985    $   501
  Ratio of net investment income (loss) to average
   net assets ....................................    0.59%    (0.90)%      2.00%    15.66%    (0.42)%    (0.90)%

                                                                                                       WRL
                                                           WRL                  WRL              Pilgrim Baxter
                                                      T. Rowe Price           Salomon                Mid Cap
                                                        Small Cap             All Cap                Growth
                                                        Subaccount           Subaccount            Subaccount
                                                    ------------------    -----------------    ------------------
                                                       December 31,         December 31,           December 31
                                                    ------------------    -----------------    ------------------
                                                      2000     1999(1)     2000     1999(1)      2000      1999(1)
                                                    -------    -------    ------    -------    --------    -------
Accumulation unit value, beginning of year .......  $ 12.31    $10.00     $10.70    $10.00     $  15.98    $10.00
                                                    -------    ------     ------    ------     --------    ------
  Income from operations:
    Net investment income (loss) .................     0.04      0.41       0.23      0.40         0.04      0.04
    Net realized and unrealized gain (loss) on
     investment ..................................    (1.18)     1.90       1.62      0.30        (2.46)     5.94
                                                    -------    ------     ------    ------     --------    ------
      Net income (loss) from operations ..........    (1.14)     2.31       1.85      0.70        (2.42)     5.98
                                                    -------    ------     ------    ------     --------    ------
Accumulation unit value, end of year .............  $ 11.17    $12.31     $12.55    $10.70     $  13.56    $15.98
                                                    =======    ======     ======    ======     ========    ======
Total return .....................................  (9.27)%    23.09%     17.24%     7.02%     (15.16)%    59.78%
Ratios and supplemental data:
  Net assets at end of year (in thousands) .......  $ 2,568    $  925     $8,072    $  383     $ 39,702    $5,065
  Ratio of net investment income (loss) to average
   net assets ....................................    0.29%     8.13%      1.91%     8.07%        0.25%     0.62%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                                WRL            WRL
                                                             WRL            Value Line       Great
                                                            Dreyfus         Aggressive     Companies-
                                                            Mid Cap           Growth      America/SM/
                                                          Subaccount        Subaccount     Subaccount
                                                      ------------------   ------------   ------------
                                                         December 31,      December 31,   December 31,
                                                      ------------------   ------------   ------------
                                                       2000      1999(1)      2000(1)        2000(1)
                                                      --------   -------   ------------   ------------
Accumulation unit value, beginning of year .........  $  10.14   $ 10.00     $   10.00       $  10.00
                                                      --------   -------     ---------       --------
Income from operations:
 Net investment income (loss) ......................      0.23     (0.04)        (0.06)         (0.06)
 Net realized and unrealized gain (loss) on
  investment .......................................      0.98      0.18         (0.96)          1.37
                                                      --------   -------     ---------       --------

   Net income (loss) from operations ...............      1.21      0.14         (1.02)          1.31
                                                      --------   -------     ---------       --------
Accumulation unit value, end of year ...............  $  11.35   $ 10.14     $    8.98       $  11.31
                                                      ========   =======     =========       ========
Total return .......................................   11.91 %    1.44 %      (10.24)%        13.12 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........  $  1,811   $   337     $   1,067       $  8,491
 Ratio of net investment income (loss) to average
  net assets .......................................    2.02 %   (0.90)%       (0.90)%       (0.90)%

                                                           WRL                  WRL            WRL
                                                          Great                Great         Gabelli
                                                        Companies -          Companies -      Global
                                                      Technology/SM/          Global/2/       Growth
                                                        Subaccount           Subaccount     Subaccount
                                                       ------------         ------------   ------------
                                                       December 31,         December 31,   December 31,
                                                       ------------         ------------   ------------
                                                          2000(1)              2000(1)        2000(1)
                                                       ------------         ------------   ------------
Accumulation unit value, beginning of year .........    $   10.00            $    10.00     $   10.00
                                                        ---------            ----------     ---------
Income from operations:
 Net investment income (loss) ......................        (0.05)                (0.03)        (0.03)
 Net realized and unrealized gain (loss) on
  investment .......................................        (3.25)                (1.45)        (0.90)
                                                        ---------            ----------     ---------
   Net income (loss) from operations ...............        (3.30)                (1.48)        (0.93)
                                                        ---------            ----------     ---------
Accumulation unit value, end of year ...............    $    6.70            $     8.52     $    9.07
                                                        =========            ==========     =========
Total return .......................................     (33.01)%              (14.84)%       (9.27)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $   2,788            $      494     $     971
 Ratio of net investment income (loss) to average
  net assets .......................................      (0.90)%               (0.90)%       (0.90)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                              Fidelity VIP III       Fidelity VIP II     Fidelity VIP
                                                            Growth Opportunities     Contrafund/(R)/     Equity-Income
                                                                 Subaccount            Subaccount          Subaccount
                                                            --------------------     ---------------     -------------
                                                                December 31,           December 31,      December 31,
                                                            --------------------     ---------------     -------------
                                                                 2000/(1)/              2000/(1)/          2000/(1)/
                                                            --------------------     ---------------     -------------

Accumulation unit value, beginning of year .............         $   10.00             $    10.00          $   10.00
                                                                 ---------             ----------          ---------
  Income from operations:
    Net investment income (loss) .......................             (0.06)                 (0.06)             (0.06)
    Net realized and unrealized gain (loss) on
      investment .......................................             (1.38)                 (0.56)              1.05
                                                                 ---------             ----------          ---------
      Net income (loss) from operations ................             (1.44)                 (0.62)              0.99
                                                                 ---------             ----------          ---------
Accumulation unit value, end of year ...................         $    8.56             $     9.38          $   10.99
                                                                 =========             ==========          =========
Total return ...........................................          (14.36)%                (6.16)%             9.91 %
Ratios and supplemental data:
  Net assets at end of year (in thousands) .............         $     562             $    1,030          $     307
  Ratio of net investment income (loss) to average
    net assets .........................................           (0.90)%                (0.90)%            (0.90)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Notes to the Financial Statements

At December 31, 2000


NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains thirty-one investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the "Portfolio") of a fund, which collectively is referred to as the "Fund". WRL Series Life Account contains four funds (collectively referred to as the "Funds"). Each fund is a registered management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
------------------------------

WRL Series Fund, Inc.
  WRL J.P. Morgan Money Market
  WRL AEGON Bond
  WRL Janus Growth
  WRL Janus Global
  WRL LKCM Strategic Total Return
  WRL VKAM Emerging Growth
  WRL Alger Aggressive Growth
  WRL AEGON Balanced
  WRL Federated Growth & Income
  WRL Dean Asset Allocation
  WRL C.A.S.E. Growth
  WRL NWQ Value Equity
  WRL GE International Equity
    (formerly WRL GE/Scottish Equitable International Equity)
  WRL GE U.S. Equity
  WRL Third Avenue Value
  WRL J.P. Morgan Real Estate Securities
  WRL Goldman Sachs Growth
  WRL Goldman Sachs Small Cap
  WRL T. Rowe Price Dividend Growth
  WRL T. Rowe Price Small Cap
  WRL Salomon All Cap
  WRL Pilgrim Baxter Mid Cap Growth
  WRL Dreyfus Mid Cap
  WRL Value Line Aggressive Growth
  WRL Great Companies - America(SM)
  WRL Great Companies - Technology(SM)
  WRL Great Companies - Global/2/
  WRL Gabelli Global Growth

Variable Insurance Products Fund III (VIP III)

  Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 (Referred to as "Fidelity VIP III Growth Opportunities")

Variable Insurance Products Fund II (VIP II)

  Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 (Referred to as "Fidelity VIP II Contrafund(R)")

Variable Insurance Products Fund (VIP)

  Fidelity VIP Equity-Income Portfolio - Service Class 2 (Referred to as "Fidelity VIP Equity-Income")

The WRL Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ( "WRL Management ") as investment adviser. WRL Management is a wholly-owned subsidiary of WRL.

Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by WRL Management. The other three Funds have each entered into a participation agreement for their respective Portfolio among the Fund, its adviser, and WRL.

Each period reported on within the Annual Report reflects a full twelve-month period, except as follows:


Subaccount                                    Inception Date
----------                                    --------------
WRL C.A.S.E. Growth                             05/01/1996
WRL NWQ Value Equity                            05/01/1996
WRL GE International Equity
 (formerly WRL GE/Scottish
 Equitable International Equity)                01/02/1997
WRL GE U.S. Equity                              01/02/1997
WRL Third Avenue Value                          01/02/1998
WRL J.P. Morgan Real Estate Securities          05/01/1998
WRL Goldman Sachs Growth                        07/01/1999
WRL Goldman Sachs Small Cap                     07/01/1999
WRL T. Rowe Price Dividend Growth               07/01/1999
WRL T. Rowe Price Small Cap                     07/01/1999

WRL Series Life Account
Notes to the Financial Statements (continued)

At December 31, 2000




NOTE 1 -- (continued)


Subaccount (continued)                        Inception Date
----------------------                        --------------
WRL Salomon All Cap                             07/01/1999
WRL Pilgrim Baxter Mid Cap Growth               07/01/1999
WRL Dreyfus Mid Cap                             07/01/1999
WRL Value Line Aggressive Growth                05/01/2000
WRL Great Companies - America(SM)               05/01/2000
WRL Great Companies - Technology(SM)            05/01/2000
WRL Great Companies - Global/2/                 09/01/2000
WRL Gabelli Global Growth Opportunities         09/01/2000
Fidelity VIP III Growth                         05/01/2000
Fidelity VIP II Contrafund(R)                   05/01/2000
Fidelity VIP Equity-Income                      05/01/2000


Effective September 1, 2000, the WRL Janus Global subaccount is not available for investment to new policy owners. The subaccount remains open to the policy owners who purchased the Policy before September 1, 2000.

On May 1, 2000 and September 1, 2000, WRL made initial contributions totaling $ 675,000 and $ 50,000 to the Life Account. The respective amounts of the contributions and units received are as follows:


Subaccount                                      Contribution    Units
----------                                      -------------   ------
May 1, 2000:

WRL Value Line Aggressive Growth                $ 200,000       20,000
WRL Great Companies - America(SM)                 200,000       20,000
WRL Great Companies - Technology(SM)              200,000       20,000
Fidelity VIP III Growth Opportunities              25,000        2,500
Fidelity VIP II Contrafund(R)                      25,000        2,500
Fidelity VIP Equity-Income                         25,000        2,500

September 1, 2000:

WRL Great Companies - Global2                      25,000        2,500
WRL Gabelli Global Growth                          25,000        2,500


The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A. Valuation of Investments and Securities Transactions

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. Federal Income Taxes

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- CHARGES AND DEDUCTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A. Policy Charges

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against Policy cash values are made to compensate WRL for costs of insurance provided.

B. Life Account Charges

A daily charge equal to an annual rate of .90 % of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks for administrative services in

WRL Series Life Account
Notes to the Financial Statements (continued)

At December 31, 2000



connection with issuance and administration of the Policies. This charge (not assessed at the individual policy level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the period ended December 31, 2000 are as follows (in thousands):


                                        Purchases         Proceeds
                                            of           from Sales
Subaccount                              Securities      of Securities
----------                              ----------      -------------
WRL J.P. Morgan Money Market            $  638,618        $ 636,655
WRL AEGON Bond                               4,135            6,597
WRL Janus Growth                           243,926           80,714
WRL Janus Global                           163,941           13,299
WRL LKCM Strategic Total Return             13,451            9,338
WRL VKAM Emerging Growth                   816,363          582,058
WRL Alger Aggressive Growth                106,886           11,655
WRL AEGON Balanced                           3,704            1,678
WRL Federated Growth & Income               10,936            5,680
WRL Dean Asset Allocation                    5,321            6,820
WRL C.A.S.E. Growth                         11,454            6,201
WRL NWQ Value Equity                         5,542            6,294
WRL GE International Equity                  5,524            2,162
WRL GE U.S. Equity                           9,487            4,466
WRL Third Avenue Value                      14,811            3,442
WRL J.P. Morgan Real Estate Securities       7,113            5,626
WRL Goldman Sachs Growth                     1,393              609
WRL Goldman Sachs Small Cap                    736              224
WRL T. Rowe Price Dividend Growth            1,002              595
WRL T. Rowe Price Small Cap                  2,912              883
WRL Salomon All Cap                          8,645            1,108
WRL Pilgrim Baxter Mid Cap Growth           56,247            4,861
WRL Dreyfus Mid Cap                          2,964            1,516
WRL Value Line Aggressive Growth             1,336               84
WRL Great Companies - America(SM)            8,220              449
WRL Great Companies - Technology(SM)         4,615              394
WRL Great Companies - Global/2/                515                9
WRL Gabelli Global Growth                    1,003                9
Fidelity VIP III Growth Opportunities          695               60
Fidelity VIP II Contrafund(R)                1,152               74
Fidelity VIP Equity-Income                     394              104


NOTE 5 -- FINANCIAL HIGHLIGHTS

Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year.

                         Report of Independent Auditors

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" included in the statutory-basis balance sheet of the Company as of December 31, 1999. The Separate Account balance sheets as of December 31, 1999 were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts as of December 31, 1999, is based solely on the report of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.



0006-0069641

However, in our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                                [SIGNATURE OF ERNST & YOUNG LLP]


Des Moines, Iowa
February 15, 2001






0006-0069641

                   Western Reserve Life Assurance Co. of Ohio


                        Balance Sheets -- Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                               December 31
                                                           2000           1999
                                                      --------------------------
Admitted assets
 Cash and invested assets:
  Cash and short-term investments                     $    25,465    $    23,932
  Bonds                                                    92,652        119,731
  Common stocks:
    Affiliated entities (cost: 2000 and 1999 -- $243)       4,164          2,156
    Other (cost: 2000 and 1999 -- $302)                       352            358
  Mortgage loans on real estate                            14,041          9,698
    Home office properties                                 33,571         34,066
    Investment properties                                  10,808         11,078
    Policy loans                                          284,335        182,975
    Other invested assets                                  10,091             --
                                                      --------------------------
Total cash and invested assets                            475,479        383,994
Federal income taxes recoverable                           22,547             --
Premiums deferred and uncollected                             908            785
Accrued investment income                                   1,475          1,638
Transfers from separate accounts due or accrued           480,404        463,721
Cash surrender value of life insurance policies            49,787         47,518
Other assets                                                5,905          6,614
Separate account assets                                10,190,653     11,587,982
                                                      --------------------------
Total admitted assets                                 $11,227,158    $12,492,252
                                                      ==========================

See accompanying notes.


                                                              December 31
                                                          2000           1999
                                                     --------------------------
Liabilities and capital and surplus
Liabilities:
  Aggregate reserves for policies and contracts:
    Life                                             $   400,695    $   302,138
    Annuity                                              259,199        268,864
  Policy and contract claim reserves                      13,474          9,269
  Other policyholders' funds                              39,118         38,633
  Remittances and items not allocated                     21,192         20,686
  Federal income taxes payable                                --          5,873
  Asset valuation reserve                                  4,726          3,809
  Interest maintenance reserve                             5,934          7,866
  Short-term note payable to affiliate                    71,400         17,100
  Payable to affiliate                                    17,406            964
  Other liabilities                                       62,528         49,478
  Separate account liabilities                        10,185,342     11,582,656
                                                     --------------------------
Total liabilities                                     11,081,014     12,307,336
Capital and surplus:
  Common stock, $1.00 par value, 3,000,000 shares
   authorized and 2,500,000 shares issued and
   outstanding                                             2,500          2,500
  Paid-in surplus                                        120,107        120,107
  Unassigned surplus                                      23,537         62,309
                                                     --------------------------
Total capital and surplus                                146,144        184,916
                                                     --------------------------
Total liabilities and capital and surplus            $11,227,158    $12,492,252
                                                     ==========================

See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Operations -- Statutory Basis
                             (Dollars in thousands)


                                                                    Year ended December 31
                                                                 2000        1999        1998
                                                              ----------------------------------
Revenues:
  Premiums and other considerations, net of reinsurance:
    Life                                                      $  741,937  $  584,729  $  476,053
    Annuity                                                    1,554,430   1,104,525     794,841
  Net investment income                                           47,867      39,589      36,315
  Amortization of interest maintenance reserve                     1,656       1,751         744
  Commissions and expense allowances on reinsurance ceded          1,648       4,178      15,333
  Income from fees associated with investment
    management, administration and contract guarantees for
    separate accounts                                            149,086     104,775      72,817
  Other income                                                    58,531      44,366      67,751
                                                              ----------------------------------
                                                               2,555,155   1,883,913   1,463,854
Benefits and expenses:
  Benefits paid or provided for:
    Life                                                          58,813      35,591      42,982
    Surrender benefits                                           888,060     689,535     551,528
    Other benefits                                                47,855      32,201      31,280
  Increase (decrease) in aggregate reserves for policies
    and contracts:
    Life                                                          98,557      70,542      42,940
    Annuity                                                       (9,665)      3,446     (30,872)
    Other                                                             67        (121)     32,178
                                                              ----------------------------------
                                                               1,083,687     831,194     670,036
Insurance expenses:
  Commissions                                                    316,337     246,334     205,939
  General insurance expenses                                     120,798     112,536     102,611
  Taxes, licenses and fees                                        23,193      19,019      15,545
  Net transfers to separate accounts                           1,068,213     625,598     475,435
  Other expenses                                                      36          --          59
                                                              ----------------------------------
                                                               1,528,577   1,003,487     799,589
                                                              ----------------------------------
                                                               2,612,264   1,834,681   1,469,625
                                                              ----------------------------------
Gain (loss) from operations before federal income tax
  expense (benefit) and net realized capital gains (losses)
  on investments                                                 (57,109)     49,232      (5,771)
Federal income tax expense (benefit)                             (17,470)     11,816        (347)
                                                              ----------------------------------
Gain (loss) from operations before net realized capital gains
  (losses) on investments                                        (39,639)     37,416      (5,424)

Net realized capital gains (losses) on investments (net of
  related federal income taxes and amounts transferred to
  interest maintenance reserve)                                     (856)       (716)      1,494
                                                              ----------------------------------
Net income (loss)                                             $  (40,495) $   36,700  $   (3,930)
                                                              ==================================

See accompanying notes.


0006-00069641
                                       140

                   Western Reserve Life Assurance Co. of Ohio

         Statements of Changes in Capital and Surplus -- Statutory Basis
                             (Dollars in thousands)



                                                                                        Total
                                             Common     Paid-In       Unassigned      Capital and
                                             Stock      Surplus         Surplus         Surplus
                                            -----------------------------------------------------
Balance at January 1, 1998                  $ 1,500     $ 88,015        $ 25,348         $114,863
  Net loss                                       --           --          (3,930)          (3,930)
  Change in net unrealized capital gains         --           --             248              248
  Change in non-admitted assets                  --           --          (1,815)          (1,815)
  Change in asset valuation reserve              --           --            (412)            (412)
  Change in surplus in separate accounts         --           --            (341)            (341)
  Change in reserve valuation                    --           --          (2,132)          (2,132)
  Capital contribution                           --       32,092              --           32,092
  Settlement of prior period tax returns         --           --             353              353
  Tax benefits on stock options exercised        --           --           4,654            4,654
                                            -----------------------------------------------------
Balance at December 31, 1998                  1,500      120,107          21,973          143,580
  Net income                                     --           --          36,700           36,700
  Change in net unrealized capital gains         --           --           1,421            1,421
  Change in non-admitted assets                  --           --             703              703
  Change in asset valuation reserve              --           --            (961)            (961)
  Change in surplus in separate accounts         --           --             451              451
  Transfer from unassigned surplus to
    common stock (stock dividend)             1,000           --          (1,000)              --
  Settlement of prior period tax returns         --           --           1,000            1,000
  Tax benefits on stock options exercised        --           --           2,022            2,022
                                            -----------------------------------------------------
Balance at December 31, 1999                  2,500      120,107          62,309          184,916
  Net loss                                       --           --         (40,495)         (40,495)
  Change in net unrealized capital gains         --           --           1,571            1,571
  Change in non-admitted assets                  --           --          (1,359)          (1,359)
  Change in asset valuation reserve              --           --            (917)            (917)
  Change in surplus in separate accounts         --           --            (314)            (314)
  Settlement of prior period tax returns         --           --              30               30
  Tax benefits on stock options exercised        --           --           2,712            2,712
                                            -----------------------------------------------------
Balance at December 31, 2000                $ 2,500     $120,107        $ 23,537         $146,144
                                            =====================================================

See accompanying notes.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Cash Flow -- Statutory Basis
                             (Dollars in thousands)

                                                                       Year ended December 31
                                                                 2000          1999            1998
                                                            -----------    -----------     -----------
Operating activities
Premiums and other considerations, net of reinsurance       $ 2,356,441    $ 1,738,870     $ 1,356,732
Net investment income                                            51,583         44,235          38,294
Life and accident and health claims                             (55,030)       (35,872)        (44,426)
Surrender benefits and other fund withdrawals                  (888,060)      (689,535)       (551,528)
Other benefits to policyholders                                 (43,721)       (32,642)        (31,231)
Commissions, other expenses and other taxes                    (456,874)      (382,372)       (326,080)
Net transfers to separate accounts                             (935,755)      (628,762)       (461,982)
Federal income taxes received (paid)                             (8,236)        (9,637)         11,956
Other, net                                                       16,913        (21,054)         (7,109)
                                                            ------------------------------------------
Net cash provided by (used in) operating activities              37,261        (16,769)        (15,374)

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds                                                         45,079        114,177         143,449
   Mortgage loans on real estate                                    227            212             221
   Other                                                            345             18            --
                                                            ------------------------------------------
                                                                 45,651        114,407         143,670
Cost of investments acquired:
   Bonds                                                        (18,005)       (49,279)        (68,202)
   Common stocks                                                   --             --               (93)
   Mortgage loans on real estate                                 (5,003)            (1)         (5,313)
   Real estate                                                     (108)          (286)        (26,213)
   Policy loans                                                (101,360)       (69,993)        (36,241)
   Other invested assets                                        (11,203)          --              --
   Other                                                           --             (855)           (414)
                                                            ------------------------------------------
                                                               (135,679)      (120,414)       (136,476)
                                                            ------------------------------------------
Net cash provided by (used in) investing activities             (90,028)        (6,007)          7,194

Financing activities
Issuance (payment) of short-term note payable to
   affiliate, net                                                54,300        (27,100)         36,000
Capital contribution                                               --             --            32,092
                                                            ------------------------------------------
Net cash provided by (used in) financing activities              54,300        (27,100)         68,092
                                                            ------------------------------------------
Increase (decrease) in cash and short-term investments            1,533        (49,876)         59,912
Cash and short-term investments at beginning of year             23,932         73,808          13,896
                                                            ------------------------------------------
Cash and short-term investments at end of year              $    25,465    $    23,932     $    73,808
                                                            ==========================================


See accompanying notes.

0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

               Notes to Financial Statements -- Statutory-Basis
                             (Dollars in thousands)

                                December 31, 2000

1.   Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio ( "the Company ") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ( "AEGON "). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e)

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

1.   Organization and Summary of Significant Accounting Policies--(Continued)

reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to unassigned surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; (l) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to surplus, rather than reported as a component of income tax expense in the statement of operations; and (n) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company, but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual is effective January 1, 2001. The State of Ohio has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Other significant statutory accounting practices are as follows:

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

1.   Organization and Summary of Significant Accounting Policies--(Continued)

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2000, 1999 and 1998, net realized capital gains (losses) of $(276), $(67) and $1,294, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,656, $1,751 and $744 for the years ended December 31, 2000, 1999 and 1998, respectively.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

1.   Organization and Summary of Significant Accounting Policies--(Continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 2000, 1999 and 1998, with respect to such practices.

Aggregate Reserves for Policies

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to
11.25 percent and mortality rates, where appropriate, from a variety of tables.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

1.   Organization and Summary of Significant Accounting Policies--(Continued)

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $2,336,299, $1,675,642 and $1,240,858 in 2000, 1999 and 1998,
respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

0006-0069641

                   Western Reserve Life Assurance CO. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

2.   Fair Values of Financial Instruments

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

          Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

          Investment Securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

          Mortgage Loans and Policy Loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

          Investment Contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

          Short-Term Note Payable to Affiliate: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

0006-0069641

                  Western Reserve Life Assurance CO. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

2.   Fair Values of Financial Instruments

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:



                                                       December 31
                                              2000                    1999
                                     ----------------------- -----------------------
                                      Carrying                 Carrying
                                       Amount    Fair Value    Amount     Fair Value
                                     ----------- ----------- ----------- -----------
Admitted assets
Cash and short-term investments      $    25,465 $    25,465 $    23,932 $    23,932
Bonds                                     92,652      93,766     119,731     119,076
Common stocks, other than affiliates         352         352         358         358
Mortgage loans on real estate             14,041      14,422       9,698       9,250
Policy loans                             284,335     284,335     182,975     182,975
Separate account assets               10,190,653  10,190,653  11,587,982  11,587,982

Liabilities
Investment contract liabilities          298,279     291,457     301,403     294,342
Short-term note payable to affiliate      71,400      71,400      17,100      17,100
Separate account annuities             7,305,380   7,142,011   8,271,548   8,079,141

3. Investments

The carrying amount and estimated fair value of investments in debt securities are as follows:



                                                                     Gross       Gross    Estimated
                                                     Carrying      Unrealized  Unrealized   Fair
                                                      Amount         Gains      Losses      Value
                                                    ------------------------------------------------
December 31, 2000
Bonds:
  United States Government and agencies             $   4,580      $    78       $   15     $ 4,643
  State, municipal and other government                 1,478           85           --       1,563
  Public utilities                                     13,061           75          159      12,977
  Industrial and miscellaneous                         42,482        1,673          811      43,344
  Mortgage and other asset-backed securities           31,051          416          228      31,239
                                                    -----------------------------------------------
Total bonds                                         $  92,652      $ 2,327       $1,213     $93,766
                                                    ===============================================

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000


3.  Investments--(Continued)


                                                              Gross         Gross       Estimated
                                                Carrying    Unrealized    Unrealized      Fair
                                                 Amount       Gains         Losses        Value
                                                -------------------------------------------------
December 31, 1999
Bonds:
  United States Government and agencies         $   4,755     $     4      $    66      $   4,693
  State, municipal and other government             2,185          12           --          2,197
  Public utilities                                 13,134         129          368         12,895
  Industrial and miscellaneous                     52,997       1,213        1,208         53,002
  Mortgage and other asset-backed securities       46,660         480          851         46,289
                                                -------------------------------------------------
Total bonds                                     $ 119,731     $ 1,838       $2,493      $ 119,076
                                                =================================================

The carrying amount and fair value of bonds at December 31, 2000 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                        Estimated
                                           Carrying       Fair
                                            Amount        Value
                                           ----------------------

Due in one year or less                    $  3,006      $  3,027
Due one through five years                   30,022        30,264
Due five through ten years                   21,811        22,273
Due after ten years                           6,762         6,963
                                           ----------------------
                                             61,601        62,527
Mortgage and other asset-backed securities   31,051        31,239
                                           ----------------------
                                           $ 92,652      $ 93,766
                                           ======================

A detail of net investment income is presented below:


                                       Year ended December 31
                                       2000     1999     1998
                                     --------------------------
Interest on bonds                    $  8,540  $12,094  $17,150
Dividends on equity investments from
  subsidiaries                         26,453   18,555   13,233
Interest on mortgage loans                776      746      499
Rental income on real estate            6,034    5,794    2,839
Interest on policy loans               14,372    9,303    6,241
Other investment income                     1      414      540
                                     --------------------------
Gross investment income                56,176   46,906   40,502
Investment expenses                    (8,309)  (7,317)  (4,187)
                                     --------------------------
Net investment income                $ 47,867  $39,589  $36,315
                                     ==========================

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000


3.  Investments--(Continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                    Year ended December 31
                                 2000        1999        1998
                               --------------------------------
Proceeds                       $45,079     $114,177    $143,449
                               ================================
Gross realized gains           $   117     $  1,762    $  4,641
Gross realized losses              480        1,709         899
                               --------------------------------
Net realized gains (losses)    $  (363)    $     53    $  3,742
                               ================================

At December 31, 2000, bonds with an aggregate carrying value of $4,025 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                       Realized
                                             ---------------------------
                                                Year ended December 31
                                               2000       1999     1998
                                             ---------------------------
Debt securities                              $  (363)   $  53    $ 3,742
Other invested assets                         (1,115)      18        (18)
                                             ---------------------------
                                              (1,478)      71      3,724
Tax benefit (expense)                            346     (854)      (936)
Transfer to interest maintenance reserve         276       67     (1,294)
                                             ---------------------------
Net realized gains (losses)                  $  (856)   $(716)   $ 1,494
                                             ---------------------------

                                         Changes in Unrealized
                                       -------------------------
                                         Year ended December 31
                                        2000      1999      1998
                                       -------------------------
Common stocks                          $2,002    $1,426    $ 248
Mortgage loans                           (431)       (5)      --
                                       -------------------------
Change in unrealized appreciation      $1,571    $1,421    $ 248
                                       =========================


0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

3. Investments--(Continued)

Gross unrealized gains (losses) on common stocks were as follows:

                                                                  Unrealized
                                                               ----------------
                                                                  December 31
                                                                 2000    1999
                                                               ----------------
Unrealized gains                                                 $4,040  $1,995
Unrealized losses                                                   (69)    (26)
                                                               ----------------
Net unrealized gains                                             $3,971  $1,969
                                                               ================

During 2000, the Company issued one mortgage loan with a lending rate of 7.97%. The percentage of the loan to the value of the security at the time of origination was 69%. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2000, 1999 and 1998, no mortgage loans were foreclosed and transferred to real estate. During 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $0 and $110, respectively.

At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

4. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

                                                    Year ended December 31
                                                2000        1999        1998
                                             ----------------------------------

Direct premiums                              $2,385,134  $1,748,265  $1,345,752
Reinsurance assumed                                  --          --         461
Reinsurance ceded                               (88,767)    (59,011)    (75,319)
                                             ----------------------------------
Net premiums earned                          $2,296,367  $1,689,254  $1,270,894
                                             ==================================


0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

4.  Reinsurance--(Continued)

The Company received reinsurance recoveries in the amount of $8,856, $4,916 and $5,260 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $2,337 and $1,557, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $5,128 and $3,487, respectively.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and realized capital gains (losses) on investments for the following reasons:

                                                                 Year ended December 31
                                                                2000      1999     1998
                                                             ----------------------------

Computed tax (benefit) at federal statutory rate (35%)       $(19,988) $ 17,231  $(2,019)
Deferred acquisition costs -- tax basis                        14,725    11,344    9,672
Tax reserve valuation                                             123    (2,272)   1,513
Excess tax depreciation                                          (426)     (727)    (442)
Amortization of IMR                                              (580)     (613)    (260)
Dividend received deduction                                   (12,805)  (10,784)  (6,657)
Prior year under (over) accrual                                   560    (3,167)  (2,322)
Other, net                                                        921       804      168
                                                             ----------------------------
Federal income tax expense (benefit)                         $(17,470) $ 11,816  $  (347)
                                                             ============================

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.


0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000


5.  Income Taxes--(Continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.

In 2000, the Company received $30 in interest from the Internal Revenue Service related to the 1993 tax year. In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. In 1998, the Company reached a final settlement with the Internal Revenue Service for 1994 and 1995 resulting in a tax refund of $300 and interest received of $53. Tax settlements for 2000, 1999 and 1998 were credited directly to unassigned surplus.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                               December 31
                                                                          2000                   1999
                                                                  --------------------    ------------------
                                                                    Amount     Percent      Amount   Percent
                                                                                 of                    of
                                                                                Total                 Total
                                                                  ------------------------------------------
Subject to discretionary withdrawal with market value
  adjustment                                                      $   11,999       0%     $   12,534     0%
Subject to discretionary withdrawal at book value less
  surrender charge                                                    72,456       1          73,903     1
Subject to discretionary withdrawal at market value                7,305,182      96       8,271,441    96
Subject to discretionary withdrawal at book value (minimal
  or no charges or adjustments)                                      210,648       3         217,372     3
Not subject to discretionary withdrawal provision                     15,753       0          15,433     0
                                                                  ------------------------------------------
                                                                   7,616,038     100%      8,590,683   100%
                                                                                 ====                  ====
Less reinsurance ceded                                                 2,145                   1,581
                                                                  ----------              ----------
Total policy reserves on annuities and deposit fund liabilities   $7,613,893              $8,589,102
                                                                  ==========              ==========

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000


5.  Policy and Contract Attributes--(Continued)


A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                    Year ended December 31
                                                  2000       1999       1998
                                               --------------------------------
Transfers as reported in the summary of
  operations of the separate accounts
  statement:
Transfers to separate accounts                 $2,336,299 $1,675,642 $1,240,858
Transfers from separate accounts                1,268,865  1,056,207    774,690
                                               --------------------------------
Net transfers to separate accounts              1,067,434    619,435    466,168
Reconciling adjustments -- change in accruals
  for investment management, administration
  fees and contract guarantees, reinsurance
  and separate account surplus                        779      6,163      9,267
                                               --------------------------------
Transfers as reported in the summary of
  operations of the life, accident and
  health annual statement                      $1,068,213 $  625,598 $  475,435
                                               ================================


Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:


                                                          Gross  Loading   Net
                                                          ---------------------
December 31, 2000
Ordinary direct renewal business                          $  991   $220    $771
Ordinary new business                                        133     (4)    137
                                                          ---------------------
                                                          $1,124   $216    $908
                                                          =====================
December 31, 1999
Ordinary direct renewal business                          $1,017   $232    $785
                                                          ---------------------
                                                          $1,017   $232    $785
                                                          =====================

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,132 was made for the year ended December 31, 1998 related to the change in reserve methodology.


0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000


7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $14,614.

8. Capital Structure

During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies which do business in the state to have capital stock of at least $2,500.

9. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,224, $1,105 and $917 for the years ended December 31, 2000, 1999 and 1998, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $930, $816 and $632 for the years ended December 31, 2000, 1999 and 1998, respectively.


0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

9. Retirement and Compensation Plans--(Continued)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2000, 1999 and 1998 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $108, $81 and $157 for the years ended December 31, 2000, 1999 and 1998, respectively.

10. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $19,248, $16,905 and $12,763, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2000, 1999 and 1998, the Company received $4,665, $3,755 and $5,125, respectively, for such services, which approximates their cost.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 6.4% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $2,262, $1,997 and $1,090, respectively, to affiliates.

The Company received capital contributions of $32,092 from its parent in 1998.

At December 31, 2000 and 1999, the Company had short-term note payables to an affiliate of $71,400 and $17,100, respectively. Interest on these notes ranged from 6.49% to 6.58% at December 31, 2000 and 5.15% to 5.9% at December 31, 1999.


0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

10.  Related Party Transactions-(Continued)

During 1998, the Company purchased life insurance policies covering the lives of certain employees of the Company. Premiums of $43,500 were paid to an affiliate for these policies. At December 31, 2000 and 1999, the cash surrender value of these policies was $49,787 and $47,518, respectively.

11.  Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $3,438 and $3,498 and an offsetting premium tax benefit of $777 and $837 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(9), $(20) and $(74) at December 31, 2000, 1999 and 1998, respectively.

12. Reconciliation of Capital and Surplus and Net Income

The following table reconciles capital and surplus and net income as reported in the 1998 Annual Statement filed with the Insurance Department of the State of Ohio, to the amounts reported in the accompanying financial statements:


                                                                  Year ended
                                         December 31, 1998     December 31, 1998
                                         ---------------------------------------
                                           Total Capital
                                            and Surplus         Net Income/Loss
                                         ---------------------------------------
Amounts reported in Annual Statement         $148,038              $   528
Adjustment to federal income tax benefit       (4,458)              (4,458)
                                         ---------------------------------------
Amounts reported herein                      $143,580              $(3,930)
                                         =======================================

0006-0069641

$$ END

                  Western Reserve Life Assurance Co. of Ohio

                        Summary of Investments Other Than
                         Investments in Related Parties
                             (Dollars in thousands)

                                December 31, 2000

SCHEDULE I

                                                                        Amount at Which
                                                                Fair     Shown in the
                Type of Investment                 Cost (1)     Value    Balance Sheet
---------------------------------------------------------------------------------------
Fixed maturities
Bonds:

  United States Government and government
    agencies and authorities                       $  5,029    $ 5,097     $  5,029
  States, municipalities and political
    subdivisions                                     11,783     11,996       11,783
  Public utilities                                   13,061     12,977       13,061
  All other corporate bonds                          62,779     63,696       62,779
                                                   --------------------------------
Total fixed maturities                               92,652     93,766       92,652
Equity securities
Common stocks:
  Industrial, miscellaneous and all other               302        352          352
                                                   --------------------------------
Total equity securities                                 302        352          352
Mortgage loans on real estate                        14,041                  14,041
Real estate                                          44,379                  44,379
Policy loans                                        284,335                 284,335
Cash and short-term investments                      25,465                  25,465
Other invested assets                                10,091                  10,091
                                                   --------                --------
Total investments                                  $471,265                $471,315
                                                   ========                ========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                       Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                                                                       Benefits,
                               Future                                                   Claims,
                               Policy       Policy                         Net        Losses and     Other
                             Benefits and   Contract      Premium       Investment    Settlement   Operating
                              Expenses     Liabilities    Revenue        Income*       Expenses    Expenses*
                             -------------------------------------------------------------------------------
Year ended December 31,
  2000

Individual life               $ 389,458      $13,349      $  741,090     $13,430      $  267,540     $310,243
Group life                       11,237          100             847         936           1,413          580
Annuity                         259,199           25       1,554,430      33,501         814,734      149,541
                              -------------------------------------------------------------------------------
                              $ 659,894      $13,474      $2,296,367     $47,867      $1,083,687     $460,364
                              ===============================================================================
Year ended December 31,
  1999


Individual life               $ 291,106      $ 9,152      $  583,656     $10,754      $  178,237     $261,284
Group life                       11,032          100           1,073         706           1,437          599
Annuity                         268,864           17       1,104,525      28,129         651,520      116,006
                              -------------------------------------------------------------------------------
                              $ 571,002      $ 9,269      $1,689,254     $39,589      $  831,194     $377,889
                              -------------------------------------------------------------------------------
Year ended December 31,
  1998

Individual life               $ 221,050      $ 8,624      $  474,120     $ 9,884      $  122,542     $230,368
Group life                       10,546          100           1,933         723           1,962        2,281
Annuity                         265,418          509         794,841      25,708         545,532       91,505
                              -------------------------------------------------------------------------------
                              $ 497,014      $ 9,233      $1,270,894     $36,315      $  670,036     $324,154
                              ===============================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

0006-0069641

                  Western Reserve Life Assurance Co. of Ohio

                                   Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                         Assumed                   Percentage
                                           Ceded to       From                     of Amount
                               Gross        Other         Other        Net          Assumed
                               Amount      Companies    Companies    Amount         to Net
                            ----------------------------------------------------------------
Year ended
  December 31, 2000
Life insurance in force     $76,903,969   $14,753,778     $ --     $62,150,191        0.0%
                            ================================================================

Premiums:
  Individual life           $   774,550   $    33,460     $ --     $   741,090        0.0%
  Group life                      1,100           253       --             847        0.0
  Annuity                     1,609,484        55,054       --       1,554,430        0.0
                            ----------------------------------------------------------------
                            $ 2,385,134   $    88,767     $ --     $ 2,296,367        0.0%
                            ================================================================

Year ended
  December 31, 1999
Life insurance in force     $63,040,741   $11,297,250     $ --     $51,743,491        0.0%
                            ================================================================

Premiums:
  Individual life           $   604,628   $    20,972     $ --     $   583,656        0.0%
  Group life                      1,383           310       --           1,073        0.0
  Annuity                     1,142,254        37,729       --       1,104,525        0.0
                            ----------------------------------------------------------------
                            $ 1,748,265   $    59,011     $ --     $ 1,689,254        0.0%
                            ================================================================

Year ended
  December 31, 1998
Life insurance in force     $51,064,173   $ 9,862,460     $ --     $41,201,713        0.0%
                            ================================================================

Premiums:
  Individual life           $   493,633   $    19,512     $ --     $   474,121        0.0%
  Group life                      1,691           220      461           1,932       23.8
  Annuity                       850,428        55,587       --         794,841        0.0
                            ----------------------------------------------------------------
                            $ 1,345,752   $    75,319     $461     $ 1,270,894        .03%
                            ================================================================

0006-0069641

                                    PART II.
                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS
                           ---------------------------

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                 REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)
                 ----------------------------------------------


     Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the WRL Freedom Wealth Protector Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.


                    STATEMENT WITH RESPECT TO INDEMNIFICATION
                    -----------------------------------------

     Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          Ohio General Corporation Law
                          ----------------------------

     Section 1701.13 Authority of corporation.

     (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

         (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

         (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

         (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

         (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

         (c) By the shareholders;

         (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

     Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

             (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

             (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

         (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

     (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

     (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

     (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           Second Amended Articles of Incorporation of Western Reserve
           -----------------------------------------------------------

                                 ARTICLE EIGHTH
                                 --------------

     EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

     (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

     (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

     (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 Amended Code of Regulations of Western Reserve
                 ----------------------------------------------

                                    ARTICLE V
                                    ---------

                    Indemnification of Directors and Officers
                    -----------------------------------------

     Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING
                              --------------------

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT
                       ----------------------------------

This registration statement comprises the following papers and documents:

     The facing sheet
     The Prospectus, consisting of 165 pages
     The undertaking to file reports
     Representation pursuant to section 26(e)(2)(A)
     The statement with respect to indemnification
     The Rule 484 undertaking The signatures

Written consent of the following persons:


     (a)      Sutherland Asbill & Brennan LLP
     (b)      Ernst & Young LLP
     (c)      PricewaterhouseCoopers LLP
     (d)      Alan Yaeger


The following exhibits:

1. The following exhibits correspond to those required by paragraph A to the instructions as to exhibits in Form N-8B-2:

A. (1) Resolution of the Board of Directors of Western Reserve establishing the Series Account (3)
     (2)  Not Applicable
     (3)  Distribution of Policies:
          (a) Master Service and Distribution Compliance Agreement (2)
          (b) Amendment to Master Service and Distribution Compliance Agreement
              (5)
          (c) Form of Broker/Dealer Supervisory and Service Agreement (5)
          (d) Principal Underwriting Agreement (5)
          (e) First Amendment to Principal Underwriting Agreement (5)
       (f) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 (9)
          (g) Amendment No. 1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund (10)
          (h) Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund (11)
          (i) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 (9)
          (j) Amendment No. 1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund II (10)
          (k) Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund II (11)
          (l) Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 (9)
          (m) Amendment No. 1 to dated March 15, 2000 to Participation Agreement
              - Variable Insurance Products Fund III (10)
          (n) Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund III (11)
     (4)  Not Applicable
     (5)  (a) Specimen Flexible Premium Variable Life Insurance Policy (4)
          (b) Joint Insured Term Rider (4)
          (c) Individual Insured Rider (4)
          (d) Wealth Protector Rider (4)
          (e) Terminal Illness Accelerated Death Benefit Rider
              (Form Nos. ACCDB-10/94, ACCDB-CT-10/94, ACCDBIN-10/94, ACCDB-10/94MN, ACCDBMS-01/95, ACCDBSC-02/95, ACCDBIL-10/94) (3)
          (o) Endorsement (EL101)(6)
       (p) Adjustable Term Insurance Rider (8)
          (q) Death Benefit Extension Rider (8)
     (6)  (a) Second Amended Articles of Incorporation of Western Reserve (2)
          (b) Amended Code of Regulations (By-Laws) of Western Reserve (2)
          (c) Certificate of First Amendment to the Second Amended Articles of Incorporation of Western Reserve (7)
     (7)  Not Applicable
     (8)  (a) Investment Advisory Agreement with the Fund (1)
          (b) Sub-Advisory Agreement (1)
     (9)  Not Applicable
     (10) Application for Flexible Premium Variable Life Insurance Policy (3)
     (11) Memorandum describing issuance, transfer and redemption procedures (4)

2.   See Exhibit 1.A.

3.   Opinion of Counsel as to the legality of the securities being registered
     (4)

4. No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I

5.   Not Applicable

6. Opinion and consent of Alan Yaeger as to actuarial matters pertaining to the securities being registered

7.   Consent of Thomas E. Pierpan, Esq. (4)

8.   Consent of Sutherland Asbill & Brennan LLP

9.   Consent of Ernst & Young LLP

10.  Consent of PricewaterhouseCoopers LLP

11.  Powers of Attorney

----------------------------------------
(1) This exhibit was previously filed on Post-Effective Amendment No. 25 to Form N-1A Registration Statement (File No. 33-507) dated October 17, 1997 and is incorporated herein by reference.
(2) This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
(3) This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 Registration Statement dated April 21, 1998 (File No. 33-31140) and is incorporated herein by reference.
(4) This exhibit was previously filed on Post-Effective Amendment No. 11 to Form S-6 Registration Statement dated April 22, 1998 (File No. 33-69138) and is incorporated herein by reference.
(5) This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.
(6) This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

(7) This exhibit was previously filed on Post-Effective Amendment No.5 to Form S-6 Registration Statement dated April 19, 2000 (File No. 333-23359) and is incorporated herein by reference.
(8) This exhibit was previously filed on Post-Effective Amendment No. 15 to Form S-6 Registration Statement dated November 3, 2000 (File No. 33-69138) and is incorporated herein by reference.
(9) This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.
(10) This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.
(11) This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, WRL Series Life Account, certifies that it meets all the requirements for effectiveness of this Registration Statement to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of St. Petersburg, County of Pinellas, Florida on this 26th day of October, 2001.

(SEAL)                                       WRL SERIES LIFE ACCOUNT
                                             ----------------------------------
                                               Registrant

                                             WESTERN RESERVE LIFE ASSURANCE CO.
                                             OF OHIO
                                             ----------------------------------
                                               Depositor

ATTEST:

/s/ Priscilla I. Hechler                     By:  /s/ John R. Kenney
-----------------------------                   -------------------------------
Priscilla I. Hechler                         John R. Kenney
Assistant Vice President and                 Chairman of the Board and
Assistant Secretary                          Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

           Signature and Title                                  DATE
           -------------------                           ------------------

/s/ John R. Kenney                                       October 26, 2001
-----------------------------------------
John R. Kenney, Chairman of the Board and
Chief  Executive Officer

/s/ Allan J. Hamilton                                    October 26, 2001
-----------------------------------------
Allan J. Hamilton, Vice President,
Treasurer and Controller

/s/ Alan M. Yaeger                                       October 26, 2001
-----------------------------------------
Alan M. Yaeger, Executive Vice President,
Actuary & Chief Financial Officer*

/s/ Jerome C. Vahl                                       October 26, 2001
-----------------------------------------
Jerome C. Vahl, Director and President

/s/ Jack E. Zimmerman                                    October 26, 2001
-----------------------------------------
Jack E. Zimmerman, Director**

/s/ James R. Walker                                      October 26, 2001
-----------------------------------------
James R. Walker, Director**


**  /s/ Priscilla I. Hechler
-----------------------------------------
    Signed by: Priscilla I. Hechler
         as Attorney-in-fact


---------------
*Principal Financial Officer

                                  EXHIBIT INDEX

Exhibit   Description
  No.     of Exhibit
-------   -----------

6. Opinion and consent of Alan Yaeger as to actuarial matters pertaining to the securities being registered

8.        Consent of Sutherland Asbill & Brennan LLP

9.        Consent of Ernst & Young LLP

10.       Consent of PricewaterhouseCoopers LLP

11.       Powers of Attorney